UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21852

Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN			55474
(Address of principal executive offices)			(Zip code)

Christopher O. Petersen, Esq. c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Semiannual Report

November 30, 2013

Active Portfolios® Multi-Manager Value Fund
(formerly Columbia Active Portfolios® — Diversified
Equity Income Fund)

Not FDIC insured • No bank guarantee • May lose value

President's Message

Dear Shareholders,

A market rally led by equities

Despite threats of military action in Syria, rumblings from Iran and an impending showdown over the debt ceiling here at home, the U.S. financial markets delivered positive results in the third quarter of 2013. Stocks outperformed bonds by a substantial margin. Still, robust growth continued to elude the U.S. economy, which merely plodded along. New job growth was solid but not spectacular. Consumer spending remained steady, but the only obvious beneficiary was the auto industry. Gains in the housing market met some headwinds, as mortgage rates rose and sales slipped somewhat. Nevertheless, the recovery in housing remained intact.

The Federal Reserve (the Fed) unsettled investors with a hint that it was ready to taper its purchase of U.S. Treasury and mortgage securities. However, its failure to take any action in a September meeting rallied stocks to new highs and brought bonds back into positive territory for the quarter. Small-cap stocks were the U.S. market leaders. Growth outperformed value in a quarter dominated by the materials, industrials and consumer discretionary sectors. Developed markets led the global rally, driven by strengthening economic conditions in the eurozone. Certain emerging stock markets, including China's, bounced back with returns in line with those of the United States. India and Indonesia were exceptions to that trend, as fears of the Fed's tapering efforts rattled investors in both countries.

Improved risk appetites boosted fixed income

Following a weak second quarter, the fixed-income markets made up some ground in the third quarter of 2013. As yields fell, bond prices rallied enough to push returns on non-Treasury sectors into positive territory. Risk appetites improved in response to continued liquidity from the Fed. Against this backdrop, U.S. high-yield and foreign bonds led the fixed-income markets, along with mortgage-backed securities and emerging market bonds. The U.S. municipal bond market was the exception, as it slipped into negative territory in the final week of the period, pressured by heightened concerns over Puerto Rico, potential municipal bankruptcies and continued fund redemptions.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success and, most importantly, that of our investors, are highly talented industry professionals, brought together by a unique way of working. At Columbia Management, reaching our performance goals matters, and how we reach them matters just as much.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, offering insights on current market events and investment opportunities

>  Detailed up-to-date fund performance and portfolio information

>  Quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investing involves risk including the risk of loss of principal.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2013

Active Portfolios® Multi-Manager Value Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	11
Statement of Operations	12
Statement of Changes in Net Assets	13
Financial Highlights	14
Notes to Financial Statements	15
Important Information About This Report	21

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Active Portfolios® Multi-Manager Value Fund

Performance Overview

(Unaudited)

Performance Summary

>  Active Portfolios® Multi-Manager Value Fund (the Fund) Class A shares returned 8.31% excluding sales charges for the six months ended November 30, 2013.

>  The Fund underperformed its benchmark, the Russell 1000 Value Index, which returned 10.54% for the same time period.

Average Annual Total Returns (%) (for period ended November 30, 2013)

	Inception	6 Months cumulative	1 Year	Life
Class A	04/20/12	8.31	27.81	18.81
Russell 1000 Value Index		10.54	31.92	23.16

All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2013
2

Active Portfolios® Multi-Manager Value Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at November 30, 2013)
General Electric Co.	4.0
Chevron Corp.	3.6
JPMorgan Chase & Co.	3.3
Wells Fargo & Co.	3.0
Johnson & Johnson	3.0
Pfizer, Inc.	2.9
AT&T, Inc.	2.2
Procter & Gamble Co. (The)	2.1
Lorillard, Inc.	2.0
Packaging Corp. of America	1.8

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at November 30, 2013)
Common Stocks	96.7
Consumer Discretionary	6.6
Consumer Staples	10.2
Energy	9.7
Financials	14.9
Health Care	16.3
Industrials	9.9
Information Technology	8.5
Materials	4.9
Telecommunication Services	9.6
Utilities	6.1
Convertible Bonds	0.2
Equity-Linked Notes	0.9
Money Market Funds	2.2
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Columbia Management Investment
Advisers, LLC

Steve Schroll

Paul Stocking

Dean Ramos, CFA

Dimensional Fund Advisors, L.P.*

Joseph Chi, CFA

Jed Fogdall

Henry Gray

* Effective December 11, 2013, Dimensional Fund Advisors was named as a subadvisor to the Fund.

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2014 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2013
3

Active Portfolios® Multi-Manager Value Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

June 1, 2013 – November 30, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,083.10	1,019.55	5.61	5.44	1.08

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2013
4

Active Portfolios® Multi-Manager Value Fund

Portfolio of Investments

November 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 96.3%

Issuer	Shares	Value ($)
Consumer Discretionary 6.6%
Automobiles 2.0%
Daimler AG, Registered Shares	101,390	8,403,898
Ford Motor Co.	705,834	12,055,645
Total		20,459,543
Hotels, Restaurants & Leisure 1.8%
Las Vegas Sands Corp.	64,481	4,621,998
McDonald's Corp.	135,554	13,198,893
Total		17,820,891
Household Durables 0.8%
Leggett & Platt, Inc.	261,654	7,904,567
Media 2.0%
Gannett Co., Inc.	287,708	7,785,378
Reed Elsevier PLC	212,971	3,080,602
Regal Entertainment Group, Class A	194,737	3,793,477
Time Warner, Inc.	74,776	4,913,531
Total		19,572,988
Total Consumer Discretionary		65,757,989
Consumer Staples 10.2%
Beverages 1.0%
Coca-Cola Co. (The)	238,762	9,595,845
Food & Staples Retailing 0.5%
SYSCO Corp.	159,872	5,376,495
Food Products 2.6%
ConAgra Foods, Inc.	205,721	6,786,736
Kellogg Co.	30,955	1,877,111
Kraft Foods Group, Inc.	239,155	12,703,914
Mondelez International, Inc., Class A	120,638	4,044,992
Total		25,412,753
Household Products 2.5%
Procter & Gamble Co. (The)	237,037	19,963,256
Reckitt Benckiser Group PLC	63,719	5,118,289
Total		25,081,545
Tobacco 3.6%
Altria Group, Inc.	208,246	7,700,937
Lorillard, Inc.	384,756	19,749,526
Philip Morris International, Inc.	99,821	8,538,688
Total		35,989,151
Total Consumer Staples		101,455,789

Common Stocks (continued)

Issuer	Shares	Value ($)
Energy 9.7%
Energy Equipment & Services 1.0%
Seadrill Ltd.	231,454	9,885,400
Oil, Gas & Consumable Fuels 8.7%
Chevron Corp.	283,746	34,741,860
ConocoPhillips	211,968	15,431,270
Enbridge, Inc.	178,754	7,389,690
Occidental Petroleum Corp.	163,456	15,521,782
Phillips 66	85,916	5,980,613
Spectra Energy Corp.	202,318	6,787,769
Williams Companies, Inc. (The)	23,584	830,629
Total		86,683,613
Total Energy		96,569,013
Financials 14.8%
Capital Markets 1.2%
BlackRock, Inc.	39,699	12,018,872
Commercial Banks 8.4%
Bank of Montreal	143,090	9,980,527
Fifth Third Bancorp	268,497	5,455,859
M&T Bank Corp.	103,688	11,961,448
National Australia Bank Ltd.	85,707	2,699,585
Toronto-Dominion Bank (The)	109,454	10,005,190
U.S. Bancorp	370,791	14,542,423
Wells Fargo & Co.	671,000	29,537,420
Total		84,182,452
Diversified Financial Services 4.5%
Bank of America Corp.	837,395	13,247,589
JPMorgan Chase & Co.	552,808	31,631,674
Total		44,879,263
Insurance 0.4%
PartnerRe Ltd.	34,685	3,569,086
Real Estate Investment Trusts (REITs) 0.3%
Omega Healthcare Investors, Inc.	101,211	3,308,588
Total Financials		147,958,261
Health Care 16.2%
Health Care Equipment & Supplies 1.4%
Boston Scientific Corp.(a)	735,447	8,516,476
Medtronic, Inc.	90,597	5,193,020
Total		13,709,496

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
5

Active Portfolios® Multi-Manager Value Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Health Care Providers & Services 0.3%
Cardinal Health, Inc.	48,369	3,124,638
Pharmaceuticals 14.5%
AbbVie, Inc.	218,100	10,566,945
Actavis Plc(a)	24,321	3,966,025
Bristol-Myers Squibb Co.	111,662	5,737,194
Eli Lilly & Co.	201,688	10,128,771
GlaxoSmithKline PLC, ADR	239,149	12,655,765
Johnson & Johnson	306,354	28,999,470
Merck & Co., Inc.	290,823	14,491,710
Novartis AG, ADR	112,591	8,908,200
Pfizer, Inc.	895,815	28,424,210
Roche Holding AG, ADR	157,438	11,028,532
Sanofi, ADR	184,016	9,721,565
Total		144,628,387
Total Health Care		161,462,521
Industrials 9.8%
Aerospace & Defense 2.5%
Honeywell International, Inc.	110,431	9,774,248
Lockheed Martin Corp.	106,934	15,149,340
Total		24,923,588
Commercial Services & Supplies 1.3%
RR Donnelley & Sons Co.	390,399	7,222,382
Waste Management, Inc.	126,535	5,780,119
Total		13,002,501
Electrical Equipment 1.0%
Eaton Corp. PLC	136,679	9,931,096
Industrial Conglomerates 4.4%
General Electric Co.	1,460,235	38,929,865
Siemens AG, ADR	35,818	4,732,274
Total		43,662,139
Machinery 0.6%
Illinois Tool Works, Inc.	82,107	6,534,075
Total Industrials		98,053,399
Information Technology 8.4%
Communications Equipment 1.4%
Cisco Systems, Inc.	683,462	14,523,568
Computers & Peripherals 1.7%
Apple, Inc.	30,161	16,771,627

Common Stocks (continued)

Issuer	Shares	Value ($)
IT Services 0.4%
Paychex, Inc.	97,773	4,275,613
Semiconductors & Semiconductor Equipment 3.7%
Analog Devices, Inc.	132,162	6,372,852
Intel Corp.	504,616	12,030,045
Maxim Integrated Products, Inc.	82,900	2,360,992
Microchip Technology, Inc.	285,278	12,349,685
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	197,081	3,494,246
Total		36,607,820
Software 1.2%
CA, Inc.	122,481	4,041,873
Microsoft Corp.	214,089	8,163,214
Total		12,205,087
Total Information Technology		84,383,715
Materials 4.9%
Chemicals 1.4%
Dow Chemical Co. (The)	186,462	7,283,206
LyondellBasell Industries NV, Class A	94,744	7,312,342
Total		14,595,548
Containers & Packaging 2.1%
MeadWestvaco Corp.	92,656	3,253,152
Packaging Corp. of America	283,130	17,344,544
Total		20,597,696
Metals & Mining 0.2%
Southern Copper Corp.	79,399	1,992,915
Paper & Forest Products 1.2%
International Paper Co.	252,562	11,782,017
Total Materials		48,968,176
Telecommunication Services 9.6%
Diversified Telecommunication Services 8.6%
AT&T, Inc.	594,664	20,938,119
BCE, Inc.	167,578	7,405,272
Bt Group Plc-spon Adr	110,616	6,756,425
CenturyLink, Inc.	382,375	11,738,913
Deutsche Telekom AG, ADR	939,297	14,925,429
Telstra Corp., Ltd.	1,322,472	6,084,473
Verizon Communications, Inc.	192,047	9,529,372
Vivendi SA	341,665	8,679,242
Total		86,057,245

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
6

Active Portfolios® Multi-Manager Value Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Wireless Telecommunication Services 1.0%
Vodafone Group PLC, ADR	260,397	9,658,125
Total Telecommunication Services		95,715,370
Utilities 6.1%
Electric Utilities 2.3%
American Electric Power Co., Inc.	84,979	3,999,112
Duke Energy Corp.	125,128	8,753,955
PPL Corp.	170,920	5,248,953
Terna Rete Elettrica Nazionale SpA	1,061,111	5,124,294
Total		23,126,314
Multi-Utilities 3.8%
Ameren Corp.	132,070	4,734,710
Dominion Resources, Inc.	93,778	6,087,130
National Grid PLC	523,599	6,639,928
PG&E Corp.	116,410	4,699,472
Public Service Enterprise Group, Inc.	97,663	3,192,603
SCANA Corp.	37,106	1,750,290
Sempra Energy	75,139	6,645,293
TECO Energy, Inc.	252,428	4,301,373
Total		38,050,799
Total Utilities		61,177,113
Total Common Stocks (Cost: $864,303,866)		961,501,346
Convertible Bonds 0.2%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Building Materials 0.2%
Cemex SAB de CV Subordinated Notes 03/15/18	3.750%	1,200,000	1,538,250
Total Convertible Bonds (Cost: $1,067,900)			1,538,250

Equity-Linked Notes 0.9%

Issuer	Coupon Rate	Shares	Value ($)
Goldman Sachs Group, Inc. (The) Senior Unsecured(b) 12/17/13	8.900%	252,800	8,837,595
Total Equity-Linked Notes (Cost: $9,095,744)			8,837,595

Money Market Funds 2.2%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.094%(c)(d)	21,801,349	21,801,349
Total Money Market Funds (Cost: $21,801,349)		21,801,349
Total Investments (Cost: $896,268,859)		993,678,540
Other Assets & Liabilities, Net		4,220,910
Net Assets		997,899,450

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
7

Active Portfolios® Multi-Manager Value Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2013, the value of these securities amounted to $8,837,595 or 0.89% of net assets.

(c)  The rate shown is the seven-day current annualized yield at November 30, 2013.

(d)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	9,038,156	302,137,880	(289,374,687)	21,801,349	14,141	21,801,349

Abbreviation Legend

ADR  American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
8

Active Portfolios® Multi-Manager Value Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Fair Value Measurements (continued)

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Active Portfolios® Multi-Manager Value Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at November 30, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	54,273,489	11,484,500	—	65,757,989
Consumer Staples	96,337,500	5,118,289	—	101,455,789
Energy	96,569,013	—	—	96,569,013
Financials	145,258,676	2,699,585	—	147,958,261
Health Care	161,462,521	—	—	161,462,521
Industrials	98,053,399	—	—	98,053,399
Information Technology	84,383,715	—	—	84,383,715
Materials	48,968,176	—	—	48,968,176
Telecommunication Services	80,951,655	14,763,715	—	95,715,370
Utilities	49,412,891	11,764,222	—	61,177,113
Total Equity Securities	915,671,035	45,830,311	—	961,501,346
Bonds
Convertible Bonds	—	1,538,250	—	1,538,250
Total Bonds	—	1,538,250	—	1,538,250
Other
Equity-Linked Notes	—	8,837,595	—	8,837,595
Total Other	—	8,837,595	—	8,837,595
Mutual Funds
Money Market Funds	21,801,349	—	—	21,801,349
Total Mutual Funds	21,801,349	—	—	21,801,349
Total	937,472,384	56,206,156	—	993,678,540

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Active Portfolios® Multi-Manager Value Fund

Statement of Assets and Liabilities

November 30, 2013 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $874,467,510)	$971,877,191
Affiliated issuers (identified cost $21,801,349)	21,801,349
Total investments (identified cost $896,268,859)	993,678,540
Receivable for:
Investments sold	4,641,362
Capital shares sold	3,862,528
Dividends	3,499,932
Interest	9,375
Reclaims	5,299
Expense reimbursement due from Investment Manager	7,133
Prepaid expenses	4,021
Other assets	4,019
Total assets	1,005,712,209
Liabilities
Payable for:
Investments purchased	4,825,620
Capital shares purchased	2,712,532
Investment management fees	34,882
Distribution and/or service fees	13,678
Transfer agent fees	159,359
Administration fees	3,146
Compensation of board members	12,071
Other expenses	51,471
Total liabilities	7,812,759
Net assets applicable to outstanding capital stock	$997,899,450
Represented by
Paid-in capital	$804,097,377
Undistributed net investment income	3,793,274
Accumulated net realized gain	92,602,674
Unrealized appreciation (depreciation) on:
Investments	97,409,681
Foreign currency translations	(3,556)
Total — representing net assets applicable to outstanding capital stock	$997,899,450
Class A
Net assets	$997,899,450
Shares outstanding	77,281,074
Net asset value per share	$12.91

The accompanying Notes to Financial Statements are an integral part of this statement.

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Active Portfolios® Multi-Manager Value Fund

Statement of Operations

Six Months Ended November 30, 2013 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$11,380,059
Dividends — affiliated issuers	14,141
Interest	35,380
Foreign taxes withheld	(59,184)
Total income	11,370,396
Expenses:
Investment management fees	2,796,880
Distribution and/or service fees
Class A	1,091,339
Transfer agent fees
Class A	989,246
Administration fees	252,560
Compensation of board members	12,415
Custodian fees	11,416
Printing and postage fees	78,656
Registration fees	38,886
Professional fees	16,083
Other	18,109
Total expenses	5,305,590
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(591,004)
Total net expenses	4,714,586
Net investment income	6,655,810
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	78,856,836
Foreign currency translations	(27,928)
Net realized gain	78,828,908
Net change in unrealized appreciation (depreciation) on:
Investments	(13,021,148)
Foreign currency translations	(2,351)
Net change in unrealized appreciation (depreciation)	(13,023,499)
Net realized and unrealized gain	65,805,409
Net increase in net assets resulting from operations	$72,461,219

The accompanying Notes to Financial Statements are an integral part of this statement.

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Active Portfolios® Multi-Manager Value Fund

Statement of Changes in Net Assets

	Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013
Operations
Net investment income	$6,655,810	$11,327,932
Net realized gain	78,828,908	15,700,643
Net change in unrealized appreciation (depreciation)	(13,023,499)	140,700,515
Net increase in net assets resulting from operations	72,461,219	167,729,090
Distributions to shareholders
Net investment income
Class A	(4,764,961)	(10,916,018)
Total distributions to shareholders	(4,764,961)	(10,916,018)
Increase (decrease) in net assets from capital stock activity	179,268,534	17,352,399
Total increase in net assets	246,964,792	174,165,471
Net assets at beginning of period	750,934,658	576,769,187
Net assets at end of period	$997,899,450	$750,934,658
Undistributed net investment income	$3,793,274	$1,902,425

	Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31, 2013
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	21,568,004	264,924,453	21,469,577	228,799,780
Distributions reinvested	402,054	4,764,821	1,052,005	10,915,667
Redemptions	(7,299,746)	(90,420,740)	(20,690,586)	(222,363,048)
Net increase	14,670,312	179,268,534	1,830,996	17,352,399
Total net increase	14,670,312	179,268,534	1,830,996	17,352,399

The accompanying Notes to Financial Statements are an integral part of this statement.

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Active Portfolios® Multi-Manager Value Fund

Financial Highlights

The following table is intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended November 30, 2013		Year Ended May 31,
Class A	(Unaudited)		2013	2012(a)
Per share data
Net asset value, beginning of period	$11.99		$9.49	$10.00
Income from investment operations:
Net investment income	0.09		0.18	0.02
Net realized and unrealized gain (loss)	0.90		2.50	(0.53)
Total from investment operations	0.99		2.68	(0.51)
Less distributions to shareholders:
Net investment income	(0.07)		(0.18)	—
Total distributions to shareholders	(0.07)		(0.18)	—
Net asset value, end of period	$12.91		$11.99	$9.49
Total return	8.31%		28.49%	(5.10%)
Ratios to average net assets(b)
Total gross expenses	1.22	%(c)	1.24%	1.38	%(c)
Total net expenses(d)	1.08	%(c)	1.08%	1.08	%(c)
Net investment income	1.52	%(c)	1.70%	2.46	%(c)
Supplemental data
Net assets, end of period (in thousands)	$997,899		$750,935	$576,769
Portfolio turnover	80%		55%	3%

Notes to Financial Highlights

(a)  For the period from April 20, 2012 (commencement of operations) to May 31, 2012.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Active Portfolios® Multi-Manager Value Fund

Notes to Financial Statements

November 30, 2013 (Unaudited)

Note 1. Organization

Active Portfolios® Multi-Manager Value Fund (formerly known as Columbia Active Portfolios® — Diversified Equity Income Fund) (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Effective December 11, 2013, Columbia Active Portfolios® — Diversified Equity Income Fund was renamed Active Portfolios® Multi-Manager Value Fund.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund only offers Class A shares that are available only to certain eligible investors through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. (Ameriprise Financial) or its affiliates.

Class A shares are not subject to any front-end sales charge or contingent deferred sales charge.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's

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Active Portfolios® Multi-Manager Value Fund

Notes to Financial Statements (continued)

November 30, 2013 (Unaudited)

exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Equity-Linked Notes

The Fund may invest in equity-linked notes (ELNs). An ELN is a debt instrument whose value is based on the value of a single equity security, basket of equity securities or an index of equity securities (each, an Underlying Equity). An ELN typically provides interest income, thereby offering a yield advantage over investing directly in an Underlying Equity. However, the holder of an ELN may have limited or no benefit from any appreciation in the Underlying Equity, but is exposed to various risks, including, without limitation, volatility, issuer and market risk. The Fund may purchase ELNs that trade on a securities exchange or those that trade on the over-the-counter markets, including securities offered and sold under Rule 144A of the Securities Act of 1933, as amended. The Fund may also purchase an ELN in a privately negotiated transaction with the issuer of the ELN (or its broker-dealer affiliate).

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange traded funds (ETFs) and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on estimates made by the Fund's management if actual information has not yet been reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the BDCs, ETFs and REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

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Active Portfolios® Multi-Manager Value Fund

Notes to Financial Statements (continued)

November 30, 2013 (Unaudited)

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, is responsible for the ultimate oversight of investments made by the Fund. The Fund's subadviser (see Subadvisory Agreement below) shares the responsibility for the day-to-day portfolio management of the Fund with the Investment Manager. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.66% to 0.49% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended November 30, 2013 was 0.64% of the Fund's average daily net assets.

Subadvisory Agreement

Effective December 11, 2013, the Investment Manager entered into a Subadvisory Agreement with Dimensional Fund Advisors, L.P. (DFA) to subadvise a portion of the assets of the Fund. The Investment Manager compensates DFA to manage a portion of the investment of the Fund's assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended November 30, 2013 was 0.06% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended November 30, 2013, other expenses paid to this company were $1,362.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees.

Semiannual Report 2013
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Active Portfolios® Multi-Manager Value Fund

Notes to Financial Statements (continued)

November 30, 2013 (Unaudited)

For the six months ended November 30, 2013, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets for Class A shares was 0.23%.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans), which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Fund may pay distribution and service fees up to a maximum annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares (comprised of up to 0.25% for distribution services and up to 0.25% for shareholder liaison services).

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through September 30, 2014, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rate of 1.08% of Class A share's average daily net assets.

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At November 30, 2013, the cost of investments for federal income tax purposes was approximately $896,269,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$100,743,000
Unrealized depreciation	(3,333,000)
Net unrealized appreciation	$97,410,000

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $850,298,679 and $676,183,117, respectively, for the six months ended November 30, 2013.

Note 6. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends — affiliated issuers" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At November 30, 2013, affiliated shareholder accounts owned 100% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. (JPMorgan) whereby the Fund may borrow for the temporary

Semiannual Report 2013
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Active Portfolios® Multi-Manager Value Fund

Notes to Financial Statements (continued)

November 30, 2013 (Unaudited)

funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum. The commitment fee is included in other expenses in the Statement of Operations.

Effective December 10, 2013, the Fund extended its revolving credit facility with JPMorgan. The credit facility agreement, as amended, continues to permit collective borrowings up to $500 million under the same terms and interest rates as described above. Effective December 10, 2013, the Fund pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended November 30, 2013.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Notes 1 and 3 above, there were no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the

SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2013
19

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Semiannual Report 2013
20

Active Portfolios® Multi-Manager Value Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013
21

Active Portfolios® Multi-Manager Value Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR116_05_D01_(01/14)

Semiannual Report

November 30, 2013

Columbia Absolute Return Emerging Markets Macro Fund

Not FDIC insured • No bank guarantee • May lose value

President's Message

Dear Shareholders,

A market rally led by equities

Despite threats of military action in Syria, rumblings from Iran and an impending showdown over the debt ceiling here at home, the U.S. financial markets delivered positive results in the third quarter of 2013. Stocks outperformed bonds by a substantial margin. Still, robust growth continued to elude the U.S. economy, which merely plodded along. New job growth was solid but not spectacular. Consumer spending remained steady, but the only obvious beneficiary was the auto industry. Gains in the housing market met some headwinds, as mortgage rates rose and sales slipped somewhat. Nevertheless, the recovery in housing remained intact.

The Federal Reserve (the Fed) unsettled investors with a hint that it was ready to taper its purchase of U.S. Treasury and mortgage securities. However, its failure to take any action in a September meeting rallied stocks to new highs and brought bonds back into positive territory for the quarter. Small-cap stocks were the U.S. market leaders. Growth outperformed value in a quarter dominated by the materials, industrials and consumer discretionary sectors. Developed markets led the global rally, driven by strengthening economic conditions in the eurozone. Certain emerging stock markets, including China's, bounced back with returns in line with those of the United States. India and Indonesia were exceptions to that trend, as fears of the Fed's tapering efforts rattled investors in both countries.

Improved risk appetites boosted fixed income

Following a weak second quarter, the fixed-income markets made up some ground in the third quarter of 2013. As yields fell, bond prices rallied enough to push returns on non-Treasury sectors into positive territory. Risk appetites improved in response to continued liquidity from the Fed. Against this backdrop, U.S. high-yield and foreign bonds led the fixed-income markets, along with mortgage-backed securities and emerging market bonds. The U.S. municipal bond market was the exception, as it slipped into negative territory in the final week of the period, pressured by heightened concerns over Puerto Rico, potential municipal bankruptcies and continued fund redemptions.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success and, most importantly, that of our investors, are highly talented industry professionals, brought together by a unique way of working. At Columbia Management, reaching our performance goals matters, and how we reach them matters just as much.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, offering insights on current market events and investment opportunities

>  Detailed up-to-date fund performance and portfolio information

>  Quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investing involves risk including the risk of loss of principal.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2013

Columbia Absolute Return Emerging Markets Macro Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	11
Statement of Operations	13
Statement of Changes in Net Assets	14
Financial Highlights	16
Notes to Financial Statements	24
Important Information About This Report	37

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia Absolute Return Emerging Markets Macro Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Absolute Return Emerging Markets Macro Fund (the Fund) Class A shares returned -2.13% excluding sales charges for the six months ended November 30, 2013.

>  The Fund underperformed its benchmarks, the Citigroup 3-Month U.S. Treasury Bill Index and the 1 Month USD LIBOR which returned 0.02% and 0.09% for the same time period, respectively.

Average Annual Total Returns (%) (for period ended November 30, 2013)

	Inception	6 Months cumulative	1 Year	Life
Class A	04/07/11
Excluding sales charges		-2.13	-2.70	1.19
Including sales charges		-7.76	-8.31	-1.05
Class B	04/07/11
Excluding sales charges		-2.52	-3.46	0.40
Including sales charges		-7.40	-8.29	-0.73
Class C	04/07/11
Excluding sales charges		-2.54	-3.58	0.39
Including sales charges		-3.52	-4.54	0.39
Class I	04/07/11	-1.93	-2.25	1.59
Class R	04/07/11	-2.23	-2.95	0.91
Class R5*	11/08/12	-2.03	-2.36	1.36
Class W	04/07/11	-2.22	-2.79	1.13
Class Z	04/07/11	-2.01	-2.48	1.42
Citigroup 3-Month U.S. Treasury Bill Index		0.02	0.05	0.06
1 Month USD LIBOR		0.09	0.20	0.59

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills.

The 1 Month USD LIBOR is the average interest rate at which a selection of banks in London lend U.S. dollar funds from one another with a maturity of one month. The LIBOR interest rates are used by banks as the base rate in setting the level of their savings, mortgage and loan interest rates.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Semiannual Report 2013
2

Columbia Absolute Return Emerging Markets Macro Fund

Portfolio Overview

(Unaudited)

Sector Allocation (%) (at November 30, 2013)
Sovereign	26.4
USD denominated	11.5
non-USD denominated	14.9
Quasi Sovereign	12.8
Corporate Bonds & Notes	3.7
Short-Term Investments Segregated in Connection with Open Derivatives Contracts(a)	57.1
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Includes investments in Money Market Funds (amounting to $63.1 million) which have been segregated to cover obligations related to the Fund's investment in derivatives which provides exposure to multiple markets. For a description of the Fund's investments in derivatives, see Investments in Derivatives following the Portfolio of Investments, and Note 2 to the financial statements.

Foreign Debt Percentages by Country (%) at November 30, 2013
China	9.9
Colombia	8.1
Mexico	7.0
Russian Federation	4.6
Peru	4.0
Brazil	3.9
Singapore	3.5
Indonesia	3.1
Panama	2.8
South Korea	2.7
Venezuela	2.6
Chile	2.5
Dominican Republic	2.5
Qatar	2.2
Trinidad and Tobago	1.1
Romania	1.0
Guatemala	0.9
United Arab Emirates	0.8
Morocco	0.8
Slovenia	0.4
Greece	0.0	(a)
Turkey	(2.4)

Percentages indicated are based upon Fund net assets and include market value of credit default swaps valued at notional but do not include investments in forward foreign currency contracts. The Fund's portfolio composition is subject to change.

Foreign debt exposure is defined as exposure to foreign debt, through bond or derivative investments, issued in a currency different from the currency that the sovereign entity can produce (print) itself.

(a) Rounds to zero.

Portfolio Management

Jim Carlen, CFA

Henry Stipp, Ph.D.

John Peta

Quality Breakdown (%) (at November 29, 2013)
AAA rating	8.4
AA rating	21.1
A rating	2.0
BBB rating	30.7
BB rating	2.1
B rating	12.1
Not rated	23.6
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change. The ratings shown are determined by using the middle rating of Moody's, S&P, and Fitch after dropping the highest and lowest available ratings. When a rating from only two agencies is available, the lower rating is used. When a rating from only one agency is available, that rating is used. When a bond is not rated by one of these agencies, it is designated as Not rated. Credit ratings are subjective opinions and not statements of fact.

Semiannual Report 2013
3

Columbia Absolute Return Emerging Markets Macro Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

June 1, 2013 – November 30, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	978.70	1,017.50	7.35	7.49	1.49
Class B	1,000.00	1,000.00	974.80	1,013.71	11.08	11.30	2.25
Class C	1,000.00	1,000.00	974.60	1,013.71	11.08	11.30	2.25
Class I	1,000.00	1,000.00	980.70	1,019.70	5.19	5.29	1.05
Class R	1,000.00	1,000.00	977.70	1,016.21	8.63	8.80	1.75
Class R5	1,000.00	1,000.00	979.70	1,019.45	5.43	5.54	1.10
Class W	1,000.00	1,000.00	977.80	1,017.45	7.40	7.54	1.50
Class Z	1,000.00	1,000.00	979.90	1,018.70	6.17	6.29	1.25

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2013
4

Columbia Absolute Return Emerging Markets Macro Fund

Portfolio of Investments

November 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes 3.7%

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Colombia 3.7%
Corporación Andina de Fomento Senior Unsecured 01/15/16	3.750%		3,965,000	4,135,673
Total Corporate Bonds & Notes (Cost: $3,998,998)				4,135,673
Inflation-Indexed Bonds(a) 6.6%
Mexico 6.6%
Mexican Udibonos 12/19/13	3.500%	MXN	98,013,375	7,495,299
Total Inflation-Indexed Bonds (Cost: $7,716,429)				7,495,299
Foreign Government Obligations(a) 31.5%
Chile 2.5%
Chile Government International Bond Senior Unsecured 08/05/20	5.500%	CLP	1,500,000,000	2,872,950
Colombia 2.5%
Colombia Government International Bond Senior Unsecured 07/12/21	4.375%		1,700,000	1,768,000
Empresa de Energia de Bogota SA Senior Unsecured(b) 11/10/21	6.125%		1,000,000	1,025,991
Total				2,793,991
Dominican Republic 2.5%
Dominican Republic International Bond Senior Unsecured(b) 05/06/21	7.500%		2,600,000	2,782,187
Greece —%
Hellenic Republic Government Bond Senior Unsecured(c)(d) 10/15/42	0.000%	EUR	1,417,500	23,113
Guatemala 0.9%
Guatemala Government Bond Senior Unsecured(b) 06/06/22	5.750%		1,000,000	1,015,000

Foreign Government Obligations(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Indonesia 3.0%
Indonesia Treasury Bond Senior Unsecured 10/15/14	11.000%	IDR	9,090,000,000	782,671
09/15/16	7.375%	IDR	9,600,000,000	787,662
PT Perusahaan Listrik Negara Senior Unsecured(b) 11/22/21	5.500%		1,945,000	1,890,114
Total				3,460,447
Mexico 0.4%
Mexican Bonos 12/15/16	7.250%	MXN	5,671,000	467,891
Morocco 0.8%
Morocco Government International Bond Senior Unsecured(b) 12/11/22	4.250%		1,000,000	922,019
Qatar 2.2%
Qatar Government International Bond Senior Unsecured 04/09/19	6.550%		2,050,000	2,442,062
Romania 1.0%
Romanian Government International Bond Senior Unsecured(b) 02/07/22	6.750%		1,000,000	1,132,279
Russian Federation 4.6%
Russian Foreign Bond — Eurobond Senior Unsecured(b) 04/04/17	3.250%		2,000,000	2,087,200
Sberbank of Russia Via SB Capital SA Senior Unsecured(b) 02/07/17	4.950%		3,000,000	3,152,337
Total				5,239,537
Singapore 3.5%
Singapore Government Bond Senior Unsecured 03/01/27	3.500%	SGD	4,700,000	3,994,830
Slovenia 0.4%
Slovenia Government Bond(b) 05/10/23	5.850%		500,000	502,086
South Korea 2.7%
Export-Import Bank of Korea Senior Unsecured 11/20/15	1.250%		3,000,000	3,012,285

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
5

Columbia Absolute Return Emerging Markets Macro Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Foreign Government Obligations(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Trinidad and Tobago 1.1%
Petroleum Co. of Trinidad & Tobago Ltd. Senior Unsecured(b) 08/14/19	9.750%	1,000,000	1,267,500
United Arab Emirates 0.8%
Abu Dhabi National Energy Co. Senior Unsecured(b) 01/12/23	3.625%	1,000,000	931,250
Venezuela 2.6%
Petroleos de Venezuela SA 11/02/17	8.500%	3,660,000	2,909,700
Total Foreign Government Obligations (Cost: $37,026,371)			35,769,127

Money Market Funds 55.7%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.094%(e)(f)	63,129,727	63,129,727
Total Money Market Funds (Cost: $63,129,727)		63,129,727
Total Investments (Cost: $111,871,525)		110,529,826
Other Assets & Liabilities, Net		2,880,248
Net Assets		113,410,074

Forward Foreign Currency Exchange Contracts Open at November 30, 2013

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Standard Chartered Bank	December 4, 2013	667,530 (USD)	8,613,000 (MXN)	—	(11,174)
J.P. Morgan Securities, Inc.	December 5, 2013	2,830,000 (SGD)	2,276,017 (USD)	20,765	—
Standard Chartered Bank	December 5, 2013	2,953,774 (USD)	6,786,000 (BRL)	—	(48,048)
HSBC Securities (USA), Inc.	December 5, 2013	4,559,147 (USD)	28,000,000 (CNY)	34,177	—
Goldman, Sachs & Co.	December 5, 2013	3,827,555 (USD)	11,746,000 (PLN)	—	(30,798)
Goldman, Sachs & Co.	December 5, 2013	594,020 (USD)	1,184,000 (TRY)	—	(8,405)
UBS Securities	December 11, 2013	3,048,000 (EUR)	4,206,880 (USD)	65,271	—
HSBC Securities (USA), Inc.	December 12, 2013	3,374,186 (USD)	110,373,000 (RUB)	—	(50,726)
Standard Chartered Bank	December 20, 2013	8,112,669 (USD)	25,864,000 (MYR)	—	(99,809)
Total				120,213	(248,960)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
6

Columbia Absolute Return Emerging Markets Macro Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Investments in Derivatives

Credit Default Swap Contracts Outstanding at November 30, 2013

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citigroup Global Markets Limited	Republic of Turkey	December 20, 2015	1.00	2,700,000	22,510	(65,270)	(5,325)	—	(48,085)

Credit Default Swap Contracts Outstanding at November 30, 2013

Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)**	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citibank	Republic of Peru	September 20, 2016	1.00	.943	1,500,000	2,382	23,701	2,958	29,041	—
Citibank	Republic of Peru	September 20, 2016	1.00	.943	3,000,000	4,765	20,012	5,917	30,694	—
Citibank	People's Republic of China	December 20, 2016	1.00	.325	1,500,000	31,015	18,267	2,958	52,240	—
Citibank New York	People's Republic of China	December 20, 2016	1.00	.325	9,700,000	200,566	161,713	19,131	381,410	—
Citibank	Federative Republic of Brazil	December 20, 2017	1.00	1.763	2,200,000	(65,895)	10,279	4,339	—	(51,277)
Citibank	Republic of Colombia	December 20, 2017	1.00	1.067	2,200,000	(5,906)	2,577	4,339	1,010	—
Citibank	Republic of Panama	December 20, 2017	1.00	1.017	3,200,000	(2,158)	2,501	6,311	6,654	—
Barclays	Federative Republic of Brazil	March 20, 2018	1.00	1.840	2,260,000	(78,661)	18,614	4,457	—	(55,590)
Total									501,049	(106,867)

**Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
7

Columbia Absolute Return Emerging Markets Macro Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Notes to Portfolio of Investments

(a)  Principal amounts are denominated in United States Dollars unless otherwise noted.

(b)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2013, the value of these securities amounted to $16,707,963 or 14.73% of net assets.

(c)  Zero coupon bond.

(d)  Variable rate security.

(e)  The rate shown is the seven-day current annualized yield at November 30, 2013.

(f)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	64,958,776	14,114,851	(15,943,900)	63,129,727	32,062	63,129,727

Currency Legend

BRL  Brazilian Real

CLP  Chilean Peso

CNY  China, Yuan Renminbi

EUR  Euro

IDR  Indonesian Rupiah

MYR  Malaysia Ringgits

MXN  Mexican Peso

PLN  Polish Zloty

RUB  Russian Rouble

SGD  Singapore Dollar

TRY  Turkish Lira

USD  US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Absolute Return Emerging Markets Macro Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Fair Value Measurements (continued)

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Absolute Return Emerging Markets Macro Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at November 30, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes	—	4,135,673	—	4,135,673
Inflation-Indexed Bonds	—	7,495,299	—	7,495,299
Foreign Government Obligations	—	35,769,127	—	35,769,127
Total Bonds	—	47,400,099	—	47,400,099
Mutual Funds
Money Market Funds	63,129,727	—	—	63,129,727
Total Mutual Funds	63,129,727	—	—	63,129,727
Investments in Securities	63,129,727	47,400,099	—	110,529,826
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	120,213	—	120,213
Swap Contracts	—	501,049	—	501,049
Liabilities
Forward Foreign Currency Exchange Contracts	—	(248,960)	—	(248,960)
Swap Contracts	—	(154,952)	—	(154,952)
Total	63,129,727	47,617,449	—	110,747,176

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Absolute Return Emerging Markets Macro Fund

Statement of Assets and Liabilities

November 30, 2013 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $48,741,798)	$47,400,099
Affiliated issuers (identified cost $63,129,727)	63,129,727
Total investments (identified cost $111,871,525)	110,529,826
Foreign currency (identified cost $2,363,533)	2,354,550
Unrealized appreciation on forward foreign currency exchange contracts	120,213
Unrealized appreciation on swap contracts	501,049
Premiums paid on outstanding swap contracts	65,270
Receivable for:
Capital shares sold	59,349
Dividends	4,627
Interest	545,457
Reclaims	52,449
Expense reimbursement due from Investment Manager	2,816
Total assets	114,235,606
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	248,960
Unrealized depreciation on swap contracts	154,952
Premiums received on outstanding swap contracts	257,664
Payable for:
Capital shares purchased	107,281
Investment management fees	5,723
Distribution and/or service fees	459
Transfer agent fees	24,749
Administration fees	498
Compensation of board members	9,282
Other expenses	15,964
Total liabilities	825,532
Net assets applicable to outstanding capital stock	$113,410,074
Represented by
Paid-in capital	$112,630,284
Undistributed net investment income	2,796,443
Accumulated net realized loss	(879,062)
Unrealized appreciation (depreciation) on:
Investments	(1,341,699)
Foreign currency translations	(13,242)
Forward foreign currency exchange contracts	(128,747)
Swap contracts	346,097
Total — representing net assets applicable to outstanding capital stock	$113,410,074

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Absolute Return Emerging Markets Macro Fund

Statement of Assets and Liabilities (continued)

November 30, 2013 (Unaudited)

Class A
Net assets	$301,324
Shares outstanding	29,816
Net asset value per share	$10.11
Maximum offering price per share(a)	$10.73
Class B
Net assets	$2,511
Shares outstanding	250
Net asset value per share	$10.04
Class C
Net assets	$14,674
Shares outstanding	1,471
Net asset value per share(b)	$9.97
Class I
Net assets	$79,972,286
Shares outstanding	7,859,623
Net asset value per share	$10.18
Class R
Net assets	$2,525
Shares outstanding	250
Net asset value per share	$10.10
Class R5
Net assets	$2,427
Shares outstanding	239
Net asset value per share(b)	$10.16
Class W
Net assets	$33,080,650
Shares outstanding	3,270,908
Net asset value per share	$10.11
Class Z
Net assets	$33,677
Shares outstanding	3,289
Net asset value per share	$10.24

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Absolute Return Emerging Markets Macro Fund

Statement of Operations

Six Months Ended November 30, 2013 (Unaudited)

Net investment income
Income:
Dividends — affiliated issuers	$32,062
Interest	1,139,411
Foreign taxes withheld	(20,161)
Total income	1,151,312
Expenses:
Investment management fees	531,277
Distribution and/or service fees
Class A	444
Class B	13
Class C	75
Class R	6
Class W	47,191
Transfer agent fees
Class A	1,726
Class B	13
Class C	73
Class R	13
Class R5	1
Class W	183,108
Class Z	49
Administration fees	46,198
Compensation of board members	6,645
Custodian fees	7,742
Printing and postage fees	30,068
Registration fees	45,201
Professional fees	19,583
Other	40,464
Total expenses	959,890
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(269,715)
Total net expenses	690,175
Net investment income	461,137
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	11,687
Foreign currency translations	(83,519)
Forward foreign currency exchange contracts	(419,820)
Swap contracts	142,158
Net realized loss	(349,494)
Net change in unrealized appreciation (depreciation) on:
Investments	(2,478,924)
Foreign currency translations	(11,871)
Forward foreign currency exchange contracts	149,162
Swap contracts	(14,797)
Net change in unrealized appreciation (depreciation)	(2,356,430)
Net realized and unrealized loss	(2,705,924)
Net decrease in net assets from operations	$(2,244,787)

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Absolute Return Emerging Markets Macro Fund

Statement of Changes in Net Assets

	Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013
Operations
Net investment income	$461,137	$823,750
Net realized gain (loss)	(349,494)	1,711,949
Net change in unrealized appreciation (depreciation)	(2,356,430)	2,169,718
Net increase (decrease) in net assets resulting from operations	(2,244,787)	4,705,417
Distributions to shareholders
Net investment income
Class A	—	(3,554)
Class C	—	(178)
Class I	—	(757,870)
Class R	—	(11)
Class R5	—	(25)
Class W	—	(198,389)
Total distributions to shareholders	—	(960,027)
Increase (decrease) in net assets from capital stock activity	1,589,211	4,543,253
Total increase (decrease) in net assets	(655,576)	8,288,643
Net assets at beginning of period	114,065,650	105,777,007
Net assets at end of period	$113,410,074	$114,065,650
Undistributed net investment income	$2,796,443	$2,335,306

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Absolute Return Emerging Markets Macro Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31, 2013(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	—	—	25,237	262,214
Distributions reinvested	—	—	339	3,534
Redemptions	(14,404)	(146,626)	(5,239)	(54,755)
Net increase (decrease)	(14,404)	(146,626)	20,337	210,993
Class C shares
Subscriptions	—	—	2,297	23,716
Distributions reinvested	—	—	16	161
Redemptions	(1,092)	(11,188)	—	—
Net increase (decrease)	(1,092)	(11,188)	2,313	23,877
Class I shares
Subscriptions	655,742	6,723,110	165,465	1,733,216
Distributions reinvested	—	—	72,521	757,844
Redemptions	(79,284)	(808,754)	(324,248)	(3,353,085)
Net increase (decrease)	576,458	5,914,356	(86,262)	(862,025)
Class R5 shares
Subscriptions	—	—	239	2,500
Net increase	—	—	239	2,500
Class W shares
Subscriptions	613,124	6,236,323	1,134,695	11,789,033
Distributions reinvested	—	—	19,020	198,374
Redemptions	(1,018,789)	(10,428,652)	(655,346)	(6,782,717)
Net increase (decrease)	(405,665)	(4,192,329)	498,369	5,204,690
Class Z shares
Subscriptions	2,626	26,965	605	6,265
Redemptions	(192)	(1,967)	(4,177)	(43,047)
Net increase (decrease)	2,434	24,998	(3,572)	(36,782)
Total net increase	157,731	1,589,211	431,424	4,543,253

(a) Class R5 shares are for the period from November 8, 2012 (commencement of operations) to May 31, 2013.
The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Absolute Return Emerging Markets Macro Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended November 30, 2013		Year Ended May 31,
Class A	(Unaudited)		2013	2012	2011(a)
Per share data
Net asset value, beginning of period	$10.33		$9.99	$10.01	$10.00
Income from investment operations:
Net investment income (loss)	0.03		0.04	0.12	(0.00	)(b)
Net realized and unrealized gain (loss)	(0.25)		0.38	(0.01)	0.01
Total from investment operations	(0.22)		0.42	0.11	0.01
Less distributions to shareholders:
Net investment income	—		(0.08)	(0.13)	—
Total distributions to shareholders	—		(0.08)	(0.13)	—
Net asset value, end of period	$10.11		$10.33	$9.99	$10.01
Total return	(2.13%)		4.19%	1.09%	0.10%
Ratios to average net assets(c)
Total gross expenses	2.47	%(d)	2.46%	1.79%	7.31	%(d)
Total net expenses(e)	1.49	%(d)	1.48%	1.48%	1.45	%(d)
Net investment income (loss)	0.50	%(d)	0.43%	1.16%	(0.24	%)(d)
Supplemental data
Net assets, end of period (in thousands)	$301		$457	$238	$3
Portfolio turnover	7%		1%	285%	5%

Notes to Financial Highlights

(a)  For the period from April 7, 2011 (commencement of operations) to May 31, 2011.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Absolute Return Emerging Markets Macro Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2013		Year Ended May 31,
Class B	(Unaudited)		2013	2012	2011(a)
Per share data
Net asset value, beginning of period	$10.30		$9.96	$10.00	$10.00
Income from investment operations:
Net investment income (loss)	(0.01)		(0.03)	0.08	(0.01)
Net realized and unrealized gain (loss)	(0.25)		0.37	(0.05)	0.01
Total from investment operations	(0.26)		0.34	0.03	—
Less distributions to shareholders:
Net investment income	—		—	(0.07)	—
Total distributions to shareholders	—		—	(0.07)	—
Net asset value, end of period	$10.04		$10.30	$9.96	$10.00
Total return	(2.52%)		3.41%	0.26%	0.00%
Ratios to average net assets(b)
Total gross expenses	3.25	%(c)	3.19%	2.95%	8.00	%(c)
Total net expenses(d)	2.25	%(c)	2.23%	2.23%	2.21	%(c)
Net investment income (loss)	(0.19	%)(c)	(0.25%)	0.76%	(0.93	%)(c)
Supplemental data
Net assets, end of period (in thousands)	$3		$3	$2	$2
Portfolio turnover	7%		1%	285%	5%

Notes to Financial Highlights

(a)  For the period from April 7, 2011 (commencement of operations) to May 31, 2011.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Absolute Return Emerging Markets Macro Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2013		Year Ended May 31,
Class C	(Unaudited)		2013	2012	2011(a)
Per share data
Net asset value, beginning of period	$10.23		$9.96	$10.00	$10.00
Income from investment operations:
Net investment income (loss)	(0.01)		(0.04)	0.08	(0.01)
Net realized and unrealized gain (loss)	(0.25)		0.38	(0.05)	0.01
Total from investment operations	(0.26)		0.34	0.03	—
Less distributions to shareholders:
Net investment income	—		(0.07)	(0.07)	—
Total distributions to shareholders	—		(0.07)	(0.07)	—
Net asset value, end of period	$9.97		$10.23	$9.96	$10.00
Total return	(2.54%)		3.40%	0.26%	0.00%
Ratios to average net assets(b)
Total gross expenses	3.22	%(c)	3.21%	2.95%	8.00	%(c)
Total net expenses(d)	2.25	%(c)	2.23%	2.23%	2.21	%(c)
Net investment income (loss)	(0.26	%)(c)	(0.34%)	0.76%	(0.93	%)(c)
Supplemental data
Net assets, end of period (in thousands)	$15		$26	$2	$2
Portfolio turnover	7%		1%	285%	5%

Notes to Financial Highlights

(a)  For the period from April 7, 2011 (commencement of operations) to May 31, 2011.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Absolute Return Emerging Markets Macro Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2013		Year Ended May 31,
Class I	(Unaudited)		2013	2012	2011(a)
Per share data
Net asset value, beginning of period	$10.38		$10.01	$10.01	$10.00
Income from investment operations:
Net investment income	0.05		0.09	0.15	0.00	(b)
Net realized and unrealized gain (loss)	(0.25)		0.39	(0.01)	0.01
Total from investment operations	(0.20)		0.48	0.14	0.01
Less distributions to shareholders:
Net investment income	—		(0.11)	(0.14)	—
Total distributions to shareholders	—		(0.11)	(0.14)	—
Net asset value, end of period	$10.18		$10.38	$10.01	$10.01
Total return	(1.93%)		4.74%	1.40%	0.10%
Ratios to average net assets(c)
Total gross expenses	1.26	%(d)	1.21%	1.10%	6.95	%(d)
Total net expenses(e)	1.05	%(d)	1.05%	1.10%	1.16	%(d)
Net investment income	0.95	%(d)	0.88%	1.51%	0.11	%(d)
Supplemental data
Net assets, end of period (in thousands)	$79,972		$75,567	$73,788	$15,003
Portfolio turnover	7%		1%	285%	5%

Notes to Financial Highlights

(a)  For the period from April 7, 2011 (commencement of operations) to May 31, 2011.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Absolute Return Emerging Markets Macro Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2013		Year Ended May 31,
Class R	(Unaudited)		2013	2012	2011(a)
Per share data
Net asset value, beginning of period	$10.33		$9.98	$10.00	$10.00
Income from investment operations:
Net investment income (loss)	0.02		0.02	0.13	(0.01)
Net realized and unrealized gain (loss)	(0.25)		0.37	(0.05)	0.01
Total from investment operations	(0.23)		0.39	0.08	—
Less distributions to shareholders:
Net investment income	—		(0.04)	(0.10)	—
Total distributions to shareholders	—		(0.04)	(0.10)	—
Net asset value, end of period	$10.10		$10.33	$9.98	$10.00
Total return	(2.23%)		3.93%	0.81%	0.00%
Ratios to average net assets(b)
Total gross expenses	2.74	%(c)	2.68%	2.64%	7.54	%(c)
Total net expenses(d)	1.75	%(c)	1.73%	1.73%	1.73	%(c)
Net investment income (loss)	0.32	%(c)	0.24%	1.26%	(0.46	%)(c)
Supplemental data
Net assets, end of period (in thousands)	$3		$3	$2	$3
Portfolio turnover	7%		1%	285%	5%

Notes to Financial Highlights

(a)  For the period from April 7, 2011 (commencement of operations) to May 31, 2011.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Absolute Return Emerging Markets Macro Fund

Financial Highlights (continued)

Class R5	Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31, 2013(a)
Per share data
Net asset value, beginning of period	$10.37		$10.47
Income from investment operations:
Net investment income	0.04		0.05
Net realized and unrealized loss	(0.25)		(0.05	)(b)
Total from investment operations	(0.21)		0.00	(c)
Less distributions to shareholders:
Net investment income	—		(0.10)
Total distributions to shareholders	—		(0.10)
Net asset value, end of period	$10.16		$10.37
Total return	(2.03%)		0.04%
Ratios to average net assets(d)
Total gross expenses	1.33	%(e)	1.28	%(e)
Total net expenses(f)	1.10	%(e)	1.08	%(e)
Net investment income	0.82	%(e)	0.79	%(e)
Supplemental data
Net assets, end of period (in thousands)	$2		$2
Portfolio turnover	7%		1%

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to May 31, 2013.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
21

Columbia Absolute Return Emerging Markets Macro Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2013		Year Ended May 31,
Class W	(Unaudited)		2013	2012	2011(a)
Per share data
Net asset value, beginning of period	$10.34		$9.97	$10.01	$10.00
Income from investment operations:
Net investment income (loss)	0.03		0.05	0.12	(0.00	)(b)
Net realized and unrealized gain (loss)	(0.26)		0.38	(0.03)	0.01
Total from investment operations	(0.23)		0.43	0.09	0.01
Less distributions to shareholders:
Net investment income	—		(0.06)	(0.13)	—
Total distributions to shareholders	—		(0.06)	(0.13)	—
Net asset value, end of period	$10.11		$10.34	$9.97	$10.01
Total return	(2.22%)		4.31%	0.92%	0.10%
Ratios to average net assets(c)
Total gross expenses	2.47	%(d)	2.45%	1.88%	7.27	%(d)
Total net expenses(e)	1.50	%(d)	1.48%	1.48%	1.48	%(d)
Net investment income (loss)	0.49	%(d)	0.45%	1.18%	(0.20	%)(d)
Supplemental data
Net assets, end of period (in thousands)	$33,081		$37,999	$31,699	$3
Portfolio turnover	7%		1%	285%	5%

Notes to Financial Highlights

(a)  For the period from April 7, 2011 (commencement of operations) to May 31, 2011.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
22

Columbia Absolute Return Emerging Markets Macro Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2013		Year Ended May 31,
Class Z	(Unaudited)		2013	2012	2011(a)
Per share data
Net asset value, beginning of period	$10.45		$10.00	$10.01	$10.00
Income from investment operations:
Net investment income (loss)	0.04		0.09	0.17	(0.01)
Net realized and unrealized gain (loss)	(0.25)		0.36	(0.04)	0.02
Total from investment operations	(0.21)		0.45	0.13	0.01
Less distributions to shareholders:
Net investment income	—		—	(0.14)	—
Total distributions to shareholders	—		—	(0.14)	—
Net asset value, end of period	$10.24		$10.45	$10.00	$10.01
Total return	(2.01%)		4.50%	1.27%	0.10%
Ratios to average net assets(b)
Total gross expenses	2.24	%(c)	2.18%	1.75%	12.46	%(c)
Total net expenses(d)	1.25	%(c)	1.23%	1.23%	1.21	%(c)
Net investment income (loss)	0.76	%(c)	0.82%	1.71%	(0.40	%)(c)
Supplemental data
Net assets, end of period (in thousands)	$34		$9	$44	$17,532
Portfolio turnover	7%		1%	285%	5%

Notes to Financial Highlights

(a)  For the period from April 7, 2011 (commencement of operations) to May 31, 2011.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
23

Columbia Absolute Return Emerging Markets Macro Fund

Notes to Financial Statements

November 30, 2013 (Unaudited)

Note 1. Organization

Columbia Absolute Return Emerging Markets Macro Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R, Class R5, Class W and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other eligible investors.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges and are available only to certain eligible investors, which are subject to different investment minimums.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in open-end investment companies, including money market funds, are valued at net asset value.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and

Semiannual Report 2013
24

Columbia Absolute Return Emerging Markets Macro Fund

Notes to Financial Statements (continued)

November 30, 2013 (Unaudited)

estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. A Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any initial margin held by the counterparty. With exchange traded or centrally cleared derivatives, there is minimal counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is limited to failure of the clearinghouse. However, credit risk still exists in exchange traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers, potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is an agreement between a Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g. $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Semiannual Report 2013
25

Columbia Absolute Return Emerging Markets Macro Fund

Notes to Financial Statements (continued)

November 30, 2013 (Unaudited)

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate derivative contracts prior to maturity in the event the Fund's net assets decline by a stated percentage over a specified time period or the Fund fails to meet the terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet the terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivative contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. These contracts are typically intended to be used to minimize the exposure to foreign exchange rate fluctuations during the period between the trade and settlement dates of the contract. The Fund utilized forward foreign currency exchange contracts to shift investment exposure from one currency to another. These instruments may be used for other purposes in future periods.

The values of forward foreign currency exchange contracts fluctuate with changes in foreign currency exchange rates. The Fund will record a realized gain or loss when the forward foreign currency exchange contract expires or is closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Swap Contracts

Swap contracts are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the CCP) and the Fund faces the CCP through a broker. Upon entering into a centrally cleared swap contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statements of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contacts, the Fund has minimal credit exposure to the counterparty as the CCP stands between the Fund and the counterparty. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities.

Credit Default Swap Contracts

The Fund entered into credit default swap contracts to increase or decrease its credit exposure to a single issuer of debt securities. Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.

As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. Credit events are contact specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).

As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on the notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or premiums received upon entering into the

Semiannual Report 2013
26

Columbia Absolute Return Emerging Markets Macro Fund

Notes to Financial Statements (continued)

November 30, 2013 (Unaudited)

agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments. These potential amounts may be partially offset by any recovery values of the respective reference obligations or premiums received upon entering into the agreement.

As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.

Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Fund will enter into credit default swap transactions only with counterparties that meet certain standards of creditworthiness.

Offsetting of Derivative Assets and Derivative Liabilities

The following tables present the Fund's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of November 30, 2013:

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
			Net Amounts of
	Gross Amounts of Recognized Assets ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Assets Presented in the Statement of Assets and Liabilities ($)	Financial Instruments ($)(a)	Cash Collateral Received ($)	Securities Collateral Received ($)	Net Amount ($)(b)
Asset Derivatives:
Forward Foreign Currency Exchange Contracts	120,213	—	120,213	34,177	—	—	86,036
Over-the-Counter Swap Contracts	501,049	—	501,049	99,361	—	—	401,688
Total	621,262	—	621,262	133,538	—	—	487,724
				Gross Amounts Not Offset in the Statement of Assets and Liabilities
			Net Amounts of
	Gross Amounts of Recognized Liabilities ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Liabilities Presented in the Statement of Assets and Liabilities ($)	Financial Instruments ($)(c)	Cash Collateral Pledged ($)	Securities Collateral Pledged ($)	Net Amount($)(d)
Liability Derivatives:
Forward Foreign Currency Exchange Contracts	248,960	—	248,960	34,177	—	—	214,783
Over-the-Counter Swap Contracts	154,952	—	154,952	99,361	—	—	55,591
Total	403,912	—	403,912	133,538	—	—	270,374

(a) Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b) Represents the net amount due from counterparties in the event of default.

(c) Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(d) Represents the net amount due to counterparties in the event of default.

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27

Columbia Absolute Return Emerging Markets Macro Fund

Notes to Financial Statements (continued)

November 30, 2013 (Unaudited)

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions over the period in the Statement of Operations including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments at November 30, 2013:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Credit risk	Net assets — unrealized appreciation on swap contracts	501,049	*
Credit risk	Premiums paid on outstanding swap contracts	65,270
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	120,213
Total		686,532
Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Credit risk	Net assets — unrealized depreciation on swap contracts	154,952	*
Credit risk	Premiums received on outstanding swap contracts	257,664
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	248,960
Total		661,576

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments in the Statement of Operations for the six months ended November 30, 2013:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Swap Contracts ($)	Total ($)
Credit risk	—	142,158	142,158
Foreign exchange risk	(419,820)	—	(419,820)
Total	(419,820)	142,158	(277,662)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Swap Contracts ($)	Total ($)
Credit risk	—	(14,797)	(14,797)
Foreign exchange risk	149,162	—	149,162
Total	149,162	(14,797)	134,365

The following table is a summary of the volume of derivative instruments for the six months ended November 30, 2013:

Derivative Instrument	Contracts Opened
Forward foreign currency exchange contracts	108
Swap contracts	1

Treasury Inflation Protected Securities

The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. Interest payments are based on the adjusted principal at the time the interest is paid. These adjustments are recorded as interest income in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

Dividend income is recorded on the ex-dividend date.

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Columbia Absolute Return Emerging Markets Macro Fund

Notes to Financial Statements (continued)

November 30, 2013 (Unaudited)

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.92% to 0.80% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended November 30, 2013 was 0.92% of the Fund's average daily net assets.

The Investment Manager has entered into a personnel-sharing arrangement with its affiliate, Threadneedle Investments (Threadneedle). Threadneedle, like the Investment Manager, is a wholly-owned subsidiary of Ameriprise Financial and is an SEC-registered investment adviser. Pursuant to this arrangement, certain employees of Threadneedle serve as "associated persons" of the Investment Manager and, in this capacity, subject to the oversight and supervision of the Investment Manager and consistent with the investment objectives, policies and limitations set forth in the Fund's prospectus and Statement of Additional Information (SAI), may provide research and related services, and discretionary investment management services (including acting as portfolio managers) to the Fund on behalf of the Investment Manager.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended November 30, 2013 was 0.08% of the Fund's average daily net assets.

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Columbia Absolute Return Emerging Markets Macro Fund

Notes to Financial Statements (continued)

November 30, 2013 (Unaudited)

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended November 30, 2013, other expenses paid to this company were $726.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares.

For the six months ended November 30, 2013, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.97%
Class B	1.01
Class C	0.97
Class R	1.00
Class R5	0.05
Class W	0.97
Class Z	0.97

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class' initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2013, no minimum account balance fees were charged by the Fund.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class W shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $10,000 for Class C shares. These amounts are based on the most recent information available as of September 30, 2013, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges

For the six months ended November 30, 2013, there were no Sales charges, including front-end charges and CDSCs received by the Distributor for distributing Fund shares.

Semiannual Report 2013
30

Columbia Absolute Return Emerging Markets Macro Fund

Notes to Financial Statements (continued)

November 30, 2013 (Unaudited)

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	October 1, 2013 through September 30, 2014	Prior to October 1, 2013
Class A	1.53%	1.48%
Class B	2.28	2.23
Class C	2.28	2.23
Class I	1.08	1.03
Class R	1.78	1.73
Class R5	1.13	1.08
Class W	1.53	1.48
Class Z	1.28	1.23

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At November 30, 2013, the cost of investments for federal income tax purposes was approximately $111,872,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$781,000
Unrealized depreciation	(2,123,000)
Net unrealized depreciation	$(1,342,000)

The following capital loss carryforward, determined at May 31, 2013, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
Unlimited short-term	$529,568

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $6,513,483 and $3,199,092, respectively, for the six months ended November 30, 2013.

Note 6. Affiliated Money Market Fund

The Fund significantly invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends — affiliated issuers" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At November 30, 2013, affiliated shareholder accounts owned 100% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. (JPMorgan) whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as

Semiannual Report 2013
31

Columbia Absolute Return Emerging Markets Macro Fund

Notes to Financial Statements (continued)

November 30, 2013 (Unaudited)

amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum. The commitment fee is included in other expenses in the Statement of Operations.

Effective December 10, 2013, the Fund extended its revolving credit facility with JPMorgan. The credit facility agreement, as amended, continues to permit collective borrowings up to $500 million under the same terms and interest rates as described above. Effective December 10, 2013, the Fund pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended November 30, 2013.

Note 9. Significant Risks

Derivatives Risk

Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies) instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund's exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk.

Foreign Securities Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

Semiannual Report 2013
32

Columbia Absolute Return Emerging Markets Macro Fund

Notes to Financial Statements (continued)

November 30, 2013 (Unaudited)

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

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Semiannual Report 2013
36

Columbia Absolute Return Emerging Markets Macro Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013
37

Columbia Absolute Return Emerging Markets Macro Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR105_05_D01_(01/14)

Semiannual Report

November 30, 2013

Columbia High Yield Bond Fund

Not FDIC insured • No bank guarantee • May lose value

President's Message

Dear Shareholders,

A market rally led by equities

Despite threats of military action in Syria, rumblings from Iran and an impending showdown over the debt ceiling here at home, the U.S. financial markets delivered positive results in the third quarter of 2013. Stocks outperformed bonds by a substantial margin. Still, robust growth continued to elude the U.S. economy, which merely plodded along. New job growth was solid but not spectacular. Consumer spending remained steady, but the only obvious beneficiary was the auto industry. Gains in the housing market met some headwinds, as mortgage rates rose and sales slipped somewhat. Nevertheless, the recovery in housing remained intact.

The Federal Reserve (the Fed) unsettled investors with a hint that it was ready to taper its purchase of U.S. Treasury and mortgage securities. However, its failure to take any action in a September meeting rallied stocks to new highs and brought bonds back into positive territory for the quarter. Small-cap stocks were the U.S. market leaders. Growth outperformed value in a quarter dominated by the materials, industrials and consumer discretionary sectors. Developed markets led the global rally, driven by strengthening economic conditions in the eurozone. Certain emerging stock markets, including China's, bounced back with returns in line with those of the United States. India and Indonesia were exceptions to that trend, as fears of the Fed's tapering efforts rattled investors in both countries.

Improved risk appetites boosted fixed income

Following a weak second quarter, the fixed-income markets made up some ground in the third quarter of 2013. As yields fell, bond prices rallied enough to push returns on non-Treasury sectors into positive territory. Risk appetites improved in response to continued liquidity from the Fed. Against this backdrop, U.S. high-yield and foreign bonds led the fixed-income markets, along with mortgage-backed securities and emerging market bonds. The U.S. municipal bond market was the exception, as it slipped into negative territory in the final week of the period, pressured by heightened concerns over Puerto Rico, potential municipal bankruptcies and continued fund redemptions.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success and, most importantly, that of our investors, are highly talented industry professionals, brought together by a unique way of working. At Columbia Management, reaching our performance goals matters, and how we reach them matters just as much.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, offering insights on current market events and investment opportunities

>  Detailed up-to-date fund performance and portfolio information

>  Quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investing involves risk including the risk of loss of principal.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2013

Columbia High Yield Bond Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	20
Statement of Operations	22
Statement of Changes in Net Assets	23
Financial Highlights	26
Notes to Financial Statements	37
Important Information About This Report	49

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia High Yield Bond Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia High Yield Bond Fund (the Fund) Class A shares returned 1.73% excluding sales charges for the six months ended November 30, 2013.

>  The Fund underperformed its benchmark, the Bank of America Merrill Lynch (BofAML) U.S. High Yield Cash Pay Constrained Index, which returned 2.47% during the same time frame.

Average Annual Total Returns (%) (for period ended November 30, 2013)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	12/08/83
Excluding sales charges		1.73	7.03	17.28	8.30
Including sales charges		-3.09	1.84	16.10	7.77
Class B	03/20/95
Excluding sales charges		1.35	6.23	16.40	7.48
Including sales charges		-3.60	1.23	16.18	7.48
Class C	06/26/00
Excluding sales charges		1.42	6.34	16.40	7.47
Including sales charges		0.43	5.34	16.40	7.47
Class I*	03/04/04	2.28	7.84	17.74	8.71
Class K	03/20/95	1.79	7.15	17.40	8.45
Class R*	12/11/06	1.61	6.76	17.02	7.99
Class R4*	12/11/06	1.87	7.29	17.24	8.27
Class R5*	12/11/06	1.92	7.42	17.68	8.55
Class W*	12/01/06	1.72	7.03	17.33	8.22
Class Y*	11/08/12	1.94	7.48	17.38	8.35
Class Z*	09/27/10	1.86	7.30	17.46	8.38
BofAML U.S. High Yield Cash Pay Constrained Index		2.47	8.46	20.03	8.56

Returns for Class A are shown with and without the maximum initial sales charge of 4.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The BofAML U.S. High Yield Cash Pay Constrained Index tracks the performance of U.S. dollar-denominated below investment grade corporate debt, currently in a coupon paying period that is publicly issued in the U.S. domestic market.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2013
2

Columbia High Yield Bond Fund

Portfolio Overview

(Unaudited)

Portfolio Breakdown (%) (at November 30, 2013)
Common Stocks	0.0	(a)
Consumer Discretionary	0.0	(a)
Corporate Bonds & Notes	89.9
Limited Partnerships	0.0	(a)
Money Market Funds	3.3
Municipal Bonds	0.1
Senior Loans	6.7
Warrants	0.0	(a)
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Rounds to zero.

Quality Breakdown (%) (at November 30, 2013)
BBB rating	1.2
BB rating	34.3
B rating	46.8
CCC rating	16.9
Not rated	0.8
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change. The ratings shown are determined by using the average of the ratings from Moody's, S&P, and Fitch. When a rating from only two agencies is available, the average of the two is used. When a rating from only one agency is available, that rating is used. When a bond is not rated by any of these agencies, it is designated as Not rated. Credit ratings are subjective opinions and not statements of fact.

Portfolio Management

Jennifer Ponce de Leon

Brian Lavin, CFA

Semiannual Report 2013
3

Columbia High Yield Bond Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

June 1, 2013 – November 30, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,017.30	1,019.60	5.38	5.39	1.07
Class B	1,000.00	1,000.00	1,013.50	1,015.86	9.14	9.15	1.82
Class C	1,000.00	1,000.00	1,014.20	1,016.60	8.39	8.40	1.67
Class I	1,000.00	1,000.00	1,022.80	1,021.64	3.33	3.33	0.66
Class K	1,000.00	1,000.00	1,017.90	1,020.14	4.83	4.84	0.96
Class R	1,000.00	1,000.00	1,016.10	1,018.35	6.63	6.64	1.32
Class R4	1,000.00	1,000.00	1,018.70	1,020.84	4.13	4.13	0.82
Class R5	1,000.00	1,000.00	1,019.20	1,021.39	3.57	3.58	0.71
Class W	1,000.00	1,000.00	1,017.20	1,019.60	5.38	5.39	1.07
Class Y	1,000.00	1,000.00	1,019.40	1,021.64	3.32	3.33	0.66
Class Z	1,000.00	1,000.00	1,018.60	1,020.84	4.13	4.13	0.82

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2013
4

Columbia High Yield Bond Fund

Portfolio of Investments

November 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes 89.4%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 1.2%
ADS Tactical, Inc. Senior Secured(a) 04/01/18	11.000%	13,481,000	12,166,603
Bombardier, Inc. Senior Notes(a) 01/15/23	6.125%	2,078,000	2,067,610
Huntington Ingalls Industries, Inc. 03/15/21	7.125%	2,643,000	2,880,870
Kratos Defense & Security Solutions, Inc. Senior Secured 06/01/17	10.000%	2,708,000	2,931,410
TransDigm, Inc. 07/15/21	7.500%	3,579,000	3,847,425
Total			23,893,918
Automotive 2.5%
Allison Transmission, Inc.(a) 05/15/19	7.125%	4,538,000	4,889,695
American Axle & Manufacturing, Inc. 02/15/19	5.125%	2,851,000	2,908,020
03/15/21	6.250%	3,464,000	3,637,200
Chrysler Group LLC/Co-Issuer, Inc. Secured 06/15/21	8.250%	5,104,000	5,805,800
Delphi Corp. 02/15/23	5.000%	3,649,000	3,776,715
General Motors Co. Senior Unsecured(a) 10/02/23	4.875%	6,250,000	6,289,062
Jaguar Land Rover Automotive PLC(a) 02/01/23	5.625%	5,015,000	4,977,387
Schaeffler Finance BV(a) Senior Secured 02/15/19	8.500%	640,000	728,000
05/15/21	4.750%	3,449,000	3,440,378
Schaeffler Holding Finance BV Senior Secured PIK(a) 08/15/18	6.875%	2,634,000	2,792,040
Titan International, Inc. Senior Secured(a) 10/01/20	6.875%	2,654,000	2,720,350
Visteon Corp. 04/15/19	6.750%	7,394,000	7,856,125
Total			49,820,772

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 1.9%
Ally Financial, Inc. 03/15/20	8.000%	20,687,000	24,824,400
09/15/20	7.500%	2,147,000	2,517,357
Synovus Financial Corp. Senior Unsecured 02/15/19	7.875%	8,045,000	9,090,850
Total			36,432,607
Brokerage 0.8%
E*TRADE Financial Corp. Senior Unsecured 11/15/19	6.375%	7,066,000	7,560,620
Nuveen Investments, Inc.(a) Senior Unsecured 10/15/17	9.125%	1,086,000	1,077,855
10/15/20	9.500%	7,831,000	7,693,958
Total			16,332,433
Building Materials 1.7%
Allegion US Holding Co., Inc.(a) 10/01/21	5.750%	3,388,000	3,515,050
American Builders & Contractors Supply Co., Inc. Senior Unsecured(a) 04/15/21	5.625%	5,653,000	5,751,927
Gibraltar Industries, Inc. 02/01/21	6.250%	1,557,000	1,603,710
HD Supply, Inc. 07/15/20	7.500%	7,509,000	7,959,540
07/15/20	11.500%	2,860,000	3,417,700
Interface, Inc. 12/01/18	7.625%	1,536,000	1,647,360
Norcraft Companies LP/Finance Corp. Secured 12/15/15	10.500%	1,557,000	1,605,656
Nortek, Inc. 12/01/18	10.000%	899,000	991,148
04/15/21	8.500%	4,798,000	5,301,790
USG Corp.(a) 11/01/21	5.875%	1,404,000	1,456,650
Total			33,250,531
Chemicals 2.4%
Celanese U.S. Holdings LLC 06/15/21	5.875%	3,280,000	3,501,400
Huntsman International LLC 11/15/20	4.875%	2,397,000	2,361,045
03/15/21	8.625%	490,000	548,800

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
5

Columbia High Yield Bond Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JM Huber Corp. Senior Notes(a) 11/01/19	9.875%	4,940,000	5,668,650
Momentive Performance Materials, Inc. Senior Secured 10/15/20	8.875%	6,256,000	6,568,800
10/15/20	10.000%	1,028,000	1,071,690
PQ Corp. Secured(a) 05/01/18	8.750%	19,069,000	20,630,274
SPCM SA Senior Unsecured(a) 01/15/22	6.000%	882,000	921,690
U.S. Coatings Acquisition, Inc./Axalta Coating Systems Dutch Holding B BV(a) 05/01/21	7.375%	5,083,000	5,387,980
Total			46,660,329
Construction Machinery 2.0%
CNH Capital LLC 04/15/18	3.625%	3,045,000	3,075,450
Case New Holland, Inc. 12/01/17	7.875%	11,817,000	13,973,602
Columbus McKinnon Corp. 02/01/19	7.875%	2,136,000	2,285,520
H&E Equipment Services, Inc. 09/01/22	7.000%	1,138,000	1,243,265
Neff Rental LLC/Finance Corp. Secured(a) 05/15/16	9.625%	8,055,000	8,578,575
United Rentals North America, Inc. 05/15/20	7.375%	3,182,000	3,555,885
04/15/22	7.625%	2,360,000	2,643,200
Secured 07/15/18	5.750%	744,000	798,870
Senior Unsecured 02/01/21	8.250%	2,760,000	3,139,500
Total			39,293,867
Consumer Cyclical Services 2.0%
APX Group, Inc. 12/01/20	8.750%	8,684,000	8,922,810
Senior Secured 12/01/19	6.375%	9,541,000	9,636,410
Corrections Corp. of America 04/01/20	4.125%	2,541,000	2,483,828
05/01/23	4.625%	2,500,000	2,356,250
Goodman Networks, Inc.(a) Senior Secured 07/01/18	12.125%	2,652,000	2,811,120
07/01/18	13.125%	3,910,000	4,125,050

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Monitronics International, Inc. 04/01/20	9.125%	3,085,000	3,262,387
Monitronics International, Inc.(a) 04/01/20	9.125%	1,343,000	1,416,865
Service Corp., International Senior Unsecured(a) 01/15/22	5.375%	3,335,000	3,368,350
Total			38,383,070
Consumer Products 1.8%
Libbey Glass, Inc. Senior Secured 05/15/20	6.875%	1,994,000	2,128,595
Serta Simmons Holdings LLC Senior Unsecured(a) 10/01/20	8.125%	7,566,000	8,152,365
Spectrum Brands Escrow Corp.(a) 11/15/20	6.375%	4,769,000	5,078,985
11/15/22	6.625%	2,456,000	2,615,640
Spectrum Brands, Inc. 03/15/20	6.750%	4,535,000	4,863,787
Springs Window Fashions LLC Senior Secured(a) 06/01/21	6.250%	6,188,000	6,218,940
Tempur Sealy International, Inc. 12/15/20	6.875%	5,305,000	5,729,400
Total			34,787,712
Diversified Manufacturing 0.9%
Amsted Industries, Inc. Senior Notes(a) 03/15/18	8.125%	7,202,000	7,580,105
Gardner Denver, Inc. Senior Unsecured(a) 08/15/21	6.875%	5,667,000	5,681,168
Hamilton Sundstrand Corp. Senior Unsecured(a) 12/15/20	7.750%	4,928,000	5,199,040
Total			18,460,313
Electric 0.7%
AES Corp. (The) Senior Unsecured 06/01/20	8.000%	2,665,000	3,118,050
07/01/21	7.375%	2,745,000	3,101,850
Calpine Corp.(a) Senior Secured 02/15/21	7.500%	6,567,000	7,158,030
01/15/22	6.000%	279,000	286,673
Total			13,664,603

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
6

Columbia High Yield Bond Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Entertainment 1.5%
AMC Entertainment, Inc. 06/01/19	8.750%	6,223,000	6,658,610
12/01/20	9.750%	2,071,000	2,366,118
Activision Blizzard, Inc.(a) 09/15/21	5.625%	11,417,000	11,859,409
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp.(a) 03/15/21	5.250%	3,840,000	3,763,200
Cinemark USA, Inc. 06/01/23	4.875%	2,318,000	2,173,125
Six Flags, Inc.(a)(b)(c)(d)(e) 06/01/14	0.000%	950,000	—
United Artists Theatre Circuit, Inc.(d)(e) 1995-A Pass-Through Certificates 07/01/15	9.300%	2,188,799	2,188,799
07/01/15	9.300%	705,216	705,216
Total			29,714,477
Environmental 0.2%
Clean Harbors, Inc. 08/01/20	5.250%	3,957,000	4,065,818
Food and Beverage 0.7%
ARAMARK Corp.(a) 03/15/20	5.750%	4,071,000	4,244,018
B&G Foods, Inc. 06/01/21	4.625%	7,291,000	6,962,905
Cott Beverages, Inc. 09/01/18	8.125%	3,052,000	3,288,530
Total			14,495,453
Gaming 3.6%
Boyd Gaming Corp. 07/01/20	9.000%	815,000	886,313
Caesars Entertainment Operating Co., Inc. Senior Secured 02/15/20	8.500%	4,187,000	4,029,988
02/15/20	9.000%	6,259,000	6,086,877
MGM Resorts International 03/01/18	11.375%	7,001,000	8,943,777
10/01/20	6.750%	585,000	628,875
12/15/21	6.625%	4,837,000	5,090,942
PNK Finance Corp.(a) 08/01/21	6.375%	6,766,000	6,985,895
Penn National Gaming, Inc. Senior Unsecured(a) 11/01/21	5.875%	2,455,000	2,448,863

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pinnacle Entertainment, Inc. 04/01/22	7.750%	176,000	191,840
Seminole Tribe of Florida, Inc.(a) Senior Secured 10/01/20	6.535%	5,430,000	5,918,700
Senior Unsecured 10/01/20	7.804%	2,755,000	2,930,218
Seneca Gaming Corp.(a) 12/01/18	8.250%	5,572,000	5,993,382
Studio City Finance Ltd.(a) 12/01/20	8.500%	7,682,000	8,488,610
SugarHouse HSP Gaming LP/Finance Corp. Senior Secured(a) 06/01/21	6.375%	3,767,000	3,569,233
Tunica-Biloxi Gaming Authority Senior Unsecured(a) 11/15/15	9.000%	8,862,000	8,009,032
Total			70,202,545
Gas Pipelines 4.8%
Access Midstream Partners LP/Finance Corp. 04/15/21	5.875%	2,902,000	3,105,140
05/15/23	4.875%	7,986,000	7,826,280
Crestwood Midstream Partners LP/Corp.(a) 03/01/22	6.125%	2,097,000	2,144,182
El Paso LLC Senior Secured 09/15/20	6.500%	17,105,000	18,446,010
Hiland Partners LP/Finance Corp.(a) 10/01/20	7.250%	17,587,000	18,730,155
MarkWest Energy Partners LP/Finance Corp. 06/15/22	6.250%	4,686,000	5,002,305
02/15/23	5.500%	7,508,000	7,658,160
07/15/23	4.500%	4,078,000	3,863,905
Regency Energy Partners LP/Finance Corp. 07/15/21	6.500%	9,657,000	10,332,990
04/15/23	5.500%	3,154,000	3,098,805
Regency Energy Partners LP/Finance Corp.(a) 11/01/23	4.500%	3,091,000	2,828,265
Sabine Pass Liquefaction LLC(a) Senior Secured 02/01/21	5.625%	5,606,000	5,535,925
03/15/22	6.250%	4,124,000	4,124,000
04/15/23	5.625%	2,063,000	1,954,693
Total			94,650,815
Health Care 7.0%
Biomet, Inc. 08/01/20	6.500%	6,991,000	7,410,460
10/01/20	6.500%	2,800,000	2,912,000

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
7

Columbia High Yield Bond Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CHS/Community Health Systems, Inc. 11/15/19	8.000%	4,374,000	4,756,725
Senior Secured 08/15/18	5.125%	5,993,000	6,232,720
ConvaTec Finance International SA Senior Unsecured PIK(a) 01/15/19	8.250%	4,487,000	4,604,784
ConvaTec Healthcare E SA Senior Unsecured(a) 12/15/18	10.500%	10,197,000	11,471,625
DaVita HealthCare Partners, Inc. 08/15/22	5.750%	9,431,000	9,619,620
Emdeon, Inc. 12/31/19	11.000%	5,255,000	6,069,525
Fresenius Medical Care U.S. Finance II, Inc.(a) 07/31/19	5.625%	1,737,000	1,875,960
01/31/22	5.875%	1,980,000	2,113,650
Fresenius Medical Care U.S. Finance, Inc.(a) 09/15/18	6.500%	710,000	803,188
HCA Holdings, Inc. Senior Unsecured 02/15/21	6.250%	3,049,000	3,193,828
HCA, Inc. 02/15/22	7.500%	7,598,000	8,452,775
05/01/23	5.875%	4,516,000	4,482,130
Senior Secured 02/15/20	6.500%	13,874,000	15,313,427
05/01/23	4.750%	1,517,000	1,433,565
Healthcare Technology Intermediate, Inc. Senior Unsecured PIK(a) 09/01/18	7.375%	587,000	604,610
IMS Health, Inc. Senior Unsecured(a) 11/01/20	6.000%	3,394,000	3,572,185
Kinetic Concepts, Inc./KCI U.S.A., Inc. Secured 11/01/18	10.500%	2,883,000	3,308,242
LifePoint Hospitals, Inc.(a)(f) 12/01/21	5.500%	3,978,000	3,992,917
MPH Intermediate Holding Co. 2 Senior Unsecured PIK(a) 08/01/18	8.375%	3,300,000	3,415,500
Physio-Control International, Inc. Senior Secured(a) 01/15/19	9.875%	4,348,000	4,869,760
Radnet Management, Inc. 04/01/18	10.375%	2,140,000	2,225,600
STHI Holding Corp. Secured(a) 03/15/18	8.000%	2,198,000	2,368,345

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tenet Healthcare Corp. Senior Secured 04/01/21	4.500%	6,725,000	6,422,375
Senior Unsecured 04/01/22	8.125%	8,564,000	9,291,940
Tenet Healthcare Corp.(a) Senior Secured 10/01/20	6.000%	2,684,000	2,801,425
United Surgical Partners International, Inc. 04/01/20	9.000%	3,322,000	3,720,640
Universal Hospital Services, Inc. Secured 08/15/20	7.625%	261,000	274,050
Total			137,613,571
Home Construction 1.1%
Ashton Woods U.S.A. LLC/Finance Co.(a) 02/15/21	6.875%	289,000	284,665
Beazer Homes USA, Inc. 05/15/19	9.125%	171,000	183,397
Brookfield Residential Properties, Inc. /U.S. Corp.(a) 07/01/22	6.125%	1,752,000	1,743,240
Meritage Homes Corp. 03/01/18	4.500%	3,265,000	3,228,269
04/01/22	7.000%	3,328,000	3,519,360
Meritage Homes Corp.(a) 04/15/20	7.150%	1,217,000	1,314,360
Shea Homes LP/Funding Corp. Senior Secured 05/15/19	8.625%	3,674,000	4,059,770
Taylor Morrison Communities, Inc./Monarch, Inc.(a) 04/15/21	5.250%	4,571,000	4,411,015
Woodside Homes Co. LLC / Finance, Inc. Senior Unsecured(a) 12/15/21	6.750%	2,052,000	2,021,220
Total			20,765,296
Independent Energy 11.7%
Antero Resources Finance Corp.(a) 11/01/21	5.375%	2,789,000	2,816,890
Athlon Holdings LP/Finance Corp.(a) 04/15/21	7.375%	5,179,000	5,425,003
Aurora U.S.A. Oil & Gas, Inc.(a) 04/01/20	7.500%	8,265,000	8,512,950
Carrizo Oil & Gas, Inc. 10/15/18	8.625%	700,000	760,375
Chesapeake Energy Corp. 08/15/20	6.625%	17,355,000	19,394,212
02/15/21	6.125%	5,614,000	6,035,050
03/15/23	5.750%	3,736,000	3,866,760

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
8

Columbia High Yield Bond Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Comstock Resources, Inc. 06/15/20	9.500%	9,657,000	10,767,555
Concho Resources, Inc. 01/15/21	7.000%	5,066,000	5,566,267
01/15/22	6.500%	965,000	1,044,613
10/01/22	5.500%	3,987,000	4,056,773
04/01/23	5.500%	5,559,000	5,642,385
Continental Resources, Inc. 04/01/21	7.125%	5,129,000	5,731,657
09/15/22	5.000%	18,526,000	19,081,780
04/15/23	4.500%	8,358,000	8,274,420
EP Energy Holdings LLC/Bond Co., Inc. Senior Unsecured PIK(a) 12/15/17	8.875%	3,311,194	3,460,198
EP Energy LLC/Everest Acquisition Finance, Inc. 09/01/22	7.750%	970,000	1,091,250
EP Energy LLC/Finance, Inc. Senior Unsecured 05/01/20	9.375%	7,537,000	8,648,707
Kodiak Oil & Gas Corp. 12/01/19	8.125%	7,905,000	8,754,787
Kodiak Oil & Gas Corp.(a) 01/15/21	5.500%	6,443,000	6,443,000
02/01/22	5.500%	11,135,000	11,135,000
Laredo Petroleum, Inc. 02/15/19	9.500%	13,113,000	14,620,995
05/01/22	7.375%	5,012,000	5,425,490
MEG Energy Corp.(a) 03/31/24	7.000%	6,330,000	6,456,600
Oasis Petroleum, Inc. 02/01/19	7.250%	7,630,000	8,221,325
11/01/21	6.500%	7,008,000	7,568,640
01/15/23	6.875%	5,992,000	6,441,400
Oasis Petroleum, Inc.(a) 03/15/22	6.875%	3,518,000	3,781,850
QEP Resources, Inc. Senior Unsecured 05/01/23	5.250%	7,660,000	7,200,400
Range Resources Corp. 03/15/23	5.000%	8,720,000	8,502,000
SM Energy Co. Senior Unsecured 11/15/21	6.500%	2,850,000	3,049,500
01/01/23	6.500%	2,286,000	2,423,160
SM Energy Co.(a) Senior Unsecured 01/15/24	5.000%	3,856,000	3,721,040
Whiting Petroleum Corp. 10/01/18	6.500%	341,000	362,313

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Whiting Petroleum Corp.(a) 03/15/21	5.750%	5,144,000	5,311,180
Total			229,595,525
Lodging 0.9%
Choice Hotels International, Inc. 07/01/22	5.750%	2,261,000	2,368,397
Hilton Worldwide Finance/Corp.(a) 10/15/21	5.625%	9,582,000	9,797,595
Playa Resorts Holding BV Senior Unsecured(a) 08/15/20	8.000%	4,808,000	5,087,259
Total			17,253,251
Media Cable 3.3%
CCO Holdings LLC/Capital Corp. 01/31/22	6.625%	1,594,000	1,657,760
CCO Holdings LLC/Capital Corp.(a) 03/15/21	5.250%	5,703,000	5,503,395
CSC Holdings LLC Senior Unsecured 02/15/19	8.625%	4,838,000	5,708,840
CSC Holdings, Inc. Senior Unsecured 11/15/21	6.750%	9,560,000	10,324,800
Cablevision Systems Corp. Senior Unsecured 04/15/20	8.000%	575,000	641,125
09/15/22	5.875%	2,502,000	2,420,685
Cequel Communications Holdings I LLC/Capital Corp. Senior Unsecured(a) 09/15/20	6.375%	6,588,000	6,802,110
DISH DBS Corp. 09/01/19	7.875%	2,518,000	2,914,585
06/01/21	6.750%	11,284,000	12,158,510
07/15/22	5.875%	1,068,000	1,081,350
Quebecor Media, Inc. Senior Unsecured 01/15/23	5.750%	6,364,000	6,173,080
Time Warner Entertainment Co. LP 03/15/23	8.375%	3,900,000	4,508,864
Unitymedia Hessen GmbH & Co. KG NRW Senior Secured(a) 01/15/23	5.500%	1,972,000	1,932,560
Videotron Ltd. 07/15/22	5.000%	3,578,000	3,506,440
WaveDivision Escrow LLC/Corp. Senior Unsecured(a) 09/01/20	8.125%	158,000	165,110
Total			65,499,214

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
9

Columbia High Yield Bond Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Media Non-Cable 6.7%
AMC Networks, Inc. 07/15/21	7.750%	14,347,000	16,140,375
Clear Channel Communications, Inc. Senior Secured 03/01/21	9.000%	11,394,000	11,507,940
Clear Channel Worldwide Holdings, Inc. 03/15/20	7.625%	11,401,000	12,028,055
11/15/22	6.500%	4,149,000	4,273,470
11/15/22	6.500%	4,217,000	4,364,595
Hughes Satellite Systems Corp. 06/15/21	7.625%	6,725,000	7,414,313
Intelsat Jackson Holdings SA 10/15/20	7.250%	9,625,000	10,515,312
Senior Unsecured 04/01/21	7.500%	4,480,000	4,922,400
Intelsat Luxembourg SA(a) 06/01/21	7.750%	4,486,000	4,687,870
06/01/23	8.125%	7,233,000	7,594,650
MDC Partners, Inc.(a) 04/01/20	6.750%	7,466,000	7,764,640
National CineMedia LLC Senior Secured 04/15/22	6.000%	228,000	235,980
Nielsen Finance Co. SARL (The)(a) 10/01/21	5.500%	5,600,000	5,768,000
Nielsen Finance LLC/Co. 10/01/20	4.500%	10,544,000	10,254,040
Univision Communications, Inc.(a) 05/15/21	8.500%	4,502,000	4,997,220
Senior Secured 11/01/20	7.875%	8,063,000	8,970,087
09/15/22	6.750%	1,750,000	1,925,000
05/15/23	5.125%	7,750,000	7,750,000
Total			131,113,947
Metals 2.7%
Alpha Natural Resources, Inc. 04/15/18	9.750%	2,646,000	2,771,685
06/01/19	6.000%	464,000	407,160
06/01/21	6.250%	464,000	396,720
ArcelorMittal Senior Unsecured 03/01/21	6.000%	4,487,000	4,705,741
02/25/22	6.750%	5,961,000	6,466,353
Arch Coal, Inc. 06/15/19	9.875%	6,010,000	5,168,600
06/15/21	7.250%	294,000	221,970
CONSOL Energy, Inc. 03/01/21	6.375%	273,000	283,238
Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Calcipar SA Senior Secured(a) 05/01/18	6.875%	2,391,000	2,546,415
FMG Resources August 2006 Proprietary Ltd.(a) 11/01/19	8.250%	5,794,000	6,474,795
FQM Akubra, Inc.(a) 06/01/20	8.750%	11,413,000	12,411,637
06/01/21	7.500%	562,000	585,885
JMC Steel Group, Inc. Senior Notes(a) 03/15/18	8.250%	4,849,000	4,824,755
Peabody Energy Corp. 11/15/18	6.000%	4,817,000	5,118,063
Total			52,383,017
Non-Captive Consumer 0.8%
Provident Funding Associates LP/PFG Finance Corp.(a) 06/15/21	6.750%	6,421,000	6,517,315
Springleaf Finance Corp. Senior Unsecured 12/15/17	6.900%	3,475,000	3,748,656
Springleaf Finance Corp.(a) Senior Unsecured 10/01/21	7.750%	2,221,000	2,376,470
10/01/23	8.250%	2,221,000	2,376,470
Total			15,018,911
Non-Captive Diversified 2.7%
Air Lease Corp. 03/01/20	4.750%	4,793,000	4,984,720
CIT Group, Inc. Senior Unsecured 03/15/18	5.250%	3,630,000	3,911,325
05/15/20	5.375%	4,897,000	5,227,547
CIT Group, Inc.(a) Senior Secured 04/01/18	6.625%	5,360,000	6,030,000
Senior Unsecured 02/15/19	5.500%	9,965,000	10,737,287
International Lease Finance Corp. Senior Unsecured 09/01/17	8.875%	6,420,000	7,671,900
05/15/19	6.250%	4,809,000	5,259,844
12/15/20	8.250%	4,450,000	5,284,375
04/15/21	4.625%	3,743,000	3,621,353
01/15/22	8.625%	719,000	868,193
Total			53,596,544

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
10

Columbia High Yield Bond Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oil Field Services 1.6%
Atwood Oceanics, Inc. Senior Unsecured 02/01/20	6.500%	16,104,000	17,311,800
Green Field Energy Services, Inc.(a)(d)(g) Secured 11/15/16	13.000%	8,484,000	2,969,400
Green Field Energy Services, Inc.(a)(g) Secured 11/15/16	13.000%	202,000	70,700
Oil States International, Inc. 01/15/23	5.125%	3,034,000	3,405,665
Pacific Drilling SA Senior Secured(a) 06/01/20	5.375%	7,223,000	7,295,230
Total			31,052,795
Other Financial Institutions 0.1%
Patriot Merger Corp. Senior Unsecured(a) 07/15/21	9.000%	1,926,000	2,012,670
Other Industry 0.4%
Interline Brands, Inc. 11/15/18	7.500%	5,079,000	5,371,042
Unifrax I LLC/Holding Co.(a) 02/15/19	7.500%	3,187,000	3,254,724
Total			8,625,766
Packaging 1.4%
BOE Intermediate Holding Corp. Senior Unsecured PIK(a) 11/01/17	9.000%	64,473	66,407
BOE Merger Corp. Senior Unsecured PIK(a) 11/01/17	9.500%	1,325,000	1,404,500
Beverage Packaging Holdings (Luxembourg) II SA(a) 12/15/16	5.625%	1,521,000	1,559,025
Plastipak Holdings, Inc. Senior Unsecured(a) 10/01/21	6.500%	6,588,000	6,835,050
Reynolds Group Issuer, Inc. LLC Senior Secured 10/15/20	5.750%	5,675,000	5,816,875
Reynolds Group Issuer, Inc./LLC 04/15/19	9.000%	1,310,000	1,401,700
08/15/19	9.875%	4,619,000	5,127,090
02/15/21	8.250%	5,457,000	5,743,493
Total			27,954,140

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Paper 0.3%
Graphic Packaging International, Inc. 04/15/21	4.750%	5,192,000	5,120,610
Pharmaceuticals 1.5%
Capsugel SA Senior Unsecured PIK(a) 05/15/19	7.000%	1,727,000	1,755,926
Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured(a) 12/01/19	9.500%	1,995,000	2,239,388
Valeant Pharmaceuticals International, Inc.(a)(f) 12/01/21	5.625%	3,362,000	3,383,013
Valeant Pharmaceuticals International(a) 10/15/20	6.375%	11,546,000	12,181,030
Senior Unsecured 08/15/18	6.750%	3,674,000	4,045,992
07/15/21	7.500%	5,249,000	5,773,900
Total			29,379,249
Property & Casualty 0.6%
Alliant Holdings, Inc. Senior Unsecured(a) 12/15/20	7.875%	1,735,000	1,813,075
HUB International Ltd. Senior Unsecured(a) 10/01/21	7.875%	9,431,000	9,749,296
Total			11,562,371
REITs 0.4%
CyrusOne LP/Finance Corp. 11/15/22	6.375%	8,542,000	8,755,550
Retailers 2.0%
AutoNation, Inc. 02/01/20	5.500%	401,000	431,075
Burlington Coat Factory Warehouse Corp. 02/15/19	10.000%	5,440,000	6,099,600
Burlington Holdings LLC/Finance, Inc. Senior Unsecured PIK(a) 02/15/18	9.000%	2,183,000	2,248,490
Claire's Stores, Inc. Senior Secured(a) 03/15/20	6.125%	3,458,000	3,509,870
J. Crew Group, Inc. Senior Unsecured PIK(a) 05/01/19	7.750%	2,993,000	3,015,447
Jo-Ann Stores, Inc. Senior Unsecured(a) 03/15/19	8.125%	1,181,000	1,225,288

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
11

Columbia High Yield Bond Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
L Brands, Inc. 04/01/21	6.625%	2,492,000	2,744,315
Michaels FinCo Holdings LLC/Inc. Senior Unsecured PIK(a) 08/01/18	7.500%	5,515,000	5,708,025
Neiman Marcus Group Ltd., Inc. PIK(a) 10/15/21	8.750%	1,974,000	2,033,220
Neiman Marcus Group Ltd., Inc.(a) 10/15/21	8.000%	2,371,000	2,436,202
Rite Aid Corp. 03/15/20	9.250%	4,687,000	5,407,626
06/15/21	6.750%	1,250,000	1,304,688
Senior Unsecured 02/15/27	7.700%	1,993,000	2,037,843
Total			38,201,689
Technology 4.4%
Alliance Data Systems Corp.(a) 12/01/17	5.250%	5,069,000	5,246,415
04/01/20	6.375%	2,985,000	3,119,325
Ancestry.com, Inc. Senior Unsecured PIK(a) 10/15/18	9.625%	3,100,000	3,193,000
Audatex North America, Inc.(a) 06/15/21	6.000%	2,036,000	2,127,620
11/01/23	6.125%	2,035,000	2,101,138
Brocade Communications Systems, Inc. Senior Secured 01/15/20	6.875%	3,825,000	4,121,437
DuPont Fabros Technology LP(a) 09/15/21	5.875%	2,064,000	2,125,920
Equinix, Inc. Senior Unsecured 04/01/20	4.875%	2,523,000	2,516,693
First Data Corp. 01/15/21	12.625%	9,050,000	10,611,125
First Data Corp.(a) 06/15/21	10.625%	1,520,000	1,641,600
08/15/21	11.750%	4,728,000	4,905,300
Secured 01/15/21	8.250%	5,038,000	5,346,577
Senior Secured 06/15/19	7.375%	5,694,000	6,106,815
08/15/20	8.875%	5,150,000	5,722,937
11/01/20	6.750%	3,559,000	3,745,848
Freescale Semiconductor, Inc. Senior Secured(a) 01/15/22	6.000%	7,125,000	7,196,250
NXP BV/Funding LLC(a) 02/15/21	5.750%	5,525,000	5,752,906

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nuance Communications, Inc.(a) 08/15/20	5.375%	7,783,000	7,393,850
VeriSign, Inc. 05/01/23	4.625%	3,743,000	3,583,923
Total			86,558,679
Textile 0.1%
Quiksilver Inc./QS Wholesale Inc. 08/01/20	10.000%	920,000	1,021,200
Quiksilver Inc./QS Wholesale Inc.(a) Senior Secured 08/01/18	7.875%	1,083,000	1,166,933
Total			2,188,133
Transportation Services 0.8%
Hertz Corp. (The) 10/15/18	7.500%	2,308,000	2,495,525
01/15/21	7.375%	3,504,000	3,845,640
10/15/22	6.250%	3,182,000	3,309,280
LBC Tank Terminals Holding Netherlands BV(a) 05/15/23	6.875%	5,216,000	5,463,760
Total			15,114,205
Wireless 6.0%
Crown Castle International Corp. Senior Unsecured 01/15/23	5.250%	6,425,000	6,344,687
MetroPCS Wireless, Inc.(a) 04/01/23	6.625%	3,801,000	3,924,533
NII International Telecom SCA(a) 08/15/19	7.875%	4,253,000	3,062,160
08/15/19	11.375%	12,306,000	9,844,800
SBA Communications Corp. Senior Unsecured 10/01/19	5.625%	1,358,000	1,395,345
SBA Telecommunications, Inc. 07/15/20	5.750%	8,109,000	8,453,632
Sprint Capital Corp. 11/15/28	6.875%	45,000	42,750
Sprint Communications, Inc. Senior Unsecured 08/15/17	8.375%	1,816,000	2,106,560
08/15/20	7.000%	766,000	823,450
11/15/21	11.500%	4,050,000	5,305,500
11/15/22	6.000%	9,999,000	9,924,007
Sprint Communications, Inc.(a) 11/15/18	9.000%	18,977,000	22,938,449
03/01/20	7.000%	2,288,000	2,545,400

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
12

Columbia High Yield Bond Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sprint Corp.(a) 09/15/21	7.250%	5,933,000	6,422,472
09/15/23	7.875%	5,933,000	6,496,635
T-Mobile USA, Inc. 04/28/20	6.542%	1,657,000	1,756,420
04/28/21	6.633%	4,778,000	5,004,955
01/15/22	6.125%	2,417,000	2,462,319
04/28/22	6.731%	4,895,000	5,103,038
04/28/23	6.836%	965,000	1,003,600
01/15/24	6.500%	2,417,000	2,447,213
Wind Acquisition Finance SA Senior Secured(a) 04/30/20	6.500%	10,248,000	10,811,640
Total			118,219,565
Wirelines 4.2%
CenturyLink, Inc. Senior Unsecured 06/15/21	6.450%	9,793,000	10,209,202
03/15/22	5.800%	1,734,000	1,712,325
12/01/23	6.750%	5,863,000	5,994,917
Frontier Communications Corp. Senior Unsecured 03/15/19	7.125%	6,916,000	7,573,020
07/01/21	9.250%	2,492,000	2,928,100
04/15/22	8.750%	3,150,000	3,591,000
01/15/23	7.125%	128,000	131,200
04/15/24	7.625%	4,048,000	4,194,740
Level 3 Communications, Inc. Senior Unsecured 02/01/19	11.875%	2,651,000	3,068,533
Level 3 Financing, Inc. 04/01/19	9.375%	1,055,000	1,178,963
07/01/19	8.125%	5,392,000	5,904,240
06/01/20	7.000%	4,765,000	5,062,812
07/15/20	8.625%	2,550,000	2,856,000
Level 3 Financing, Inc.(a) 01/15/21	6.125%	2,848,000	2,890,720
Level 3 Financing, Inc.(a)(h) 01/15/18	3.835%	1,436,000	1,446,770
Telecom Italia Capital SA 06/18/19	7.175%	4,050,000	4,521,764
Windstream Corp. 09/01/18	8.125%	1,565,000	1,686,288
10/15/20	7.750%	2,572,000	2,752,040
10/01/21	7.750%	2,120,000	2,263,100
Zayo Group LLC/Capital, Inc. 07/01/20	10.125%	4,479,000	5,173,245
Senior Secured 01/01/20	8.125%	5,804,000	6,398,910
Total			81,537,889
Total Corporate Bonds & Notes (Cost: $1,682,470,032)			1,753,231,850

Municipal Bonds 0.1%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California 0.1%
Cabazon Band Mission Indians Revenue Bonds Series 2004(a)(d)(g) 10/01/11	13.000%	3,250,000	1,494,512
Total Municipal Bonds (Cost: $3,250,000)			1,494,512

Senior Loans 6.7%

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Brokerage 0.3%
Nuveen Investments, Inc. Tranche B 2nd Lien Term Loan(h)(i) 02/28/19	6.500%	5,512,120	5,390,853
Chemicals 0.4%
PQ Corp. Term Loan(h)(i) 08/07/17	4.500%	7,748,448	7,816,247
Construction Machinery 0.6%
CPM Acquisition Corp.(h)(i) 1st Lien Term Loan 08/29/17	6.250%	6,453,810	6,461,877
2nd Lien Term Loan 03/01/18	9.254%	4,182,000	4,213,365
Total			10,675,242
Consumer Cyclical Services 0.4%
New Breed, Inc. Term Loan(h)(i) 10/01/19	6.000%	7,331,436	7,324,544
Diversified Manufacturing 0.1%
Gardner Denver, Inc. Term Loan(f)(h)(i) 03/08/20	3.508%	2,768,943	2,754,295
Food and Beverage 0.2%
New HB Acquisition LLC Tranche B Term Loan(h)(i) 04/09/20	6.750%	2,998,000	3,086,081
Health Care 1.3%
American Renal Holdings, Inc. 2nd Lien Term Loan(h)(i) 03/20/20	8.500%	7,462,000	7,350,070

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
13

Columbia High Yield Bond Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
U.S. Renal Care, Inc.(h)(i) 1st Lien Tranche B1 Term Loan 07/03/19	5.250%	6,273,350	6,328,242
2nd Lien Term Loan 01/03/20	10.250%	5,065,000	5,153,637
2nd Lien Tranche B2 Term Loan 01/03/20	8.500%	1,584,000	1,607,760
United Surgical Partners International, Inc. Tranche B Term Loan(h)(i) 04/03/19	4.750%	5,296,914	5,328,378
Total			25,768,087
Lodging 0.4%
Four Seasons Holdings, Inc. 2nd Lien Term Loan(h)(i) 12/28/20	6.250%	1,250,000	1,279,688
Hilton Worldwide Financial LLC Tranche B-2 Term Loan(f)(h)(i) 10/26/20	4.000%	4,687,500	4,700,578
Playa Resorts Holding Term Loan(h)(i) 08/09/19	4.750%	1,799,000	1,813,626
Total			7,793,892
Media Cable —%
TWCC Holding Corp. 2nd Lien Term Loan(h)(i) 12/04/20	7.000%	580,000	593,775
Media Non-Cable 0.2%
Cumulus Media Holdings, Inc. 2nd Lien Term Loan(h)(i) 09/16/19	7.500%	3,955,057	4,036,136
Packaging 0.2%
Exopack LLC Tranche B Term Loan(f)(h)(i) 05/08/19	5.250%	3,435,000	3,485,082
Property & Casualty 0.5%
Lonestar Intermediate Super Holdings LLC Term Loan(h)(i) 09/02/19	11.000%	10,152,000	10,524,274
Retailers 0.5%
Neiman Marcus Group, Inc. (The) Term Loan(h)(i) 10/25/20	5.000%	6,576,000	6,615,456

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Rite Aid Corp. Tranche 1 2nd Lien Term Loan(h)(i) 08/21/20	5.750%	3,948,000	4,041,765
Total			10,657,221
Technology 1.5%
Ancestry.com, Inc. Tranche B1 Term Loan(h)(i) 12/28/18	5.250%	6,765,659	6,782,506
Blue Coat Systems, Inc. 2nd Lien Term Loan(h)(i) 06/28/20	9.500%	5,646,000	5,730,690
Digital Insight Corp.(h)(i) 1st Lien Term Loan 10/16/19	4.750%	1,062,000	1,069,965
2nd Lien Term Loan 08/01/20	8.750%	1,258,000	1,262,189
ION Trading Technologies SARL 2nd Lien Term Loan(h)(i) 05/22/21	8.250%	7,493,531	7,562,247
Triple Point Group Holdings, Inc.(h)(i) 1st Lien Term Loan 07/10/20	5.250%	3,905,000	3,475,450
2nd Lien Term Loan 07/10/21	9.250%	3,788,000	3,219,800
Total			29,102,847
Wirelines 0.1%
Integra Telecom Holdings, Inc.(h)(i) 2nd Lien Term Loan 02/21/20	9.750%	678,000	694,665
Tranche B Term Loan 02/22/19	5.250%	1,949,205	1,968,093
Total			2,662,758
Total Senior Loans (Cost: $130,099,224)			131,671,334

Common Stocks —%

Issuer	Shares	Value ($)
Consumer Discretionary —%
Textiles, Apparel & Luxury Goods —%
Arena Brands, Inc.(d)(e)(j)	111,111	491,111
Total Consumer Discretionary		491,111

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
14

Columbia High Yield Bond Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Financials —%
Real Estate Investment Trusts (REITs) —%
Fairlane Management Corp.(b)(d)(e)(j)	50,004	—
Total Financials		—
Total Common Stocks (Cost: $5,888,888)		491,111

Warrants —%

Energy —%
Energy Equipment & Services —%
Green Field Energy Services, Inc.(d)(j)	10,524	10,629
Total Warrants (Cost: $485,796)		10,629

Limited Partnerships —%

Issuer	Shares	Value ($)
Financials —%
Diversified Financial Services —%
Varde Fund V LP(d)(e)(j)	25,000,000	70,285
Total Financials		70,285
Total Limited Partnerships (Cost: $—)		70,285

Money Market Funds 3.3%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.094%(k)(l)	64,241,298	64,241,298
Total Money Market Funds (Cost: $64,241,298)		64,241,298
Total Investments (Cost: $1,886,435,238)		1,951,211,019
Other Assets & Liabilities, Net		10,477,739
Net Assets		1,961,688,758

Investments in Derivatives

Futures Contracts Outstanding at November 30, 2013

At November 30, 2013, cash totaling $619,500 was pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
U.S. Treasury Note, 10-year	(420)	USD	(52,657,500)	March 2014	158,718	—

Notes to Portfolio of Investments

(a)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2013, the value of these securities amounted to $733,752,683 or 37.40% of net assets.

(b)  Negligible market value.

(c)  Zero coupon bond.

(d)  Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at November 30, 2013 was $7,929,952, representing 0.40% of net assets. Information concerning such security holdings at November 30, 2013 is as follows:

Security Description	Acquisition Dates	Cost ($)
Arena Brands, Inc.	09/03/92	5,888,888
Cabazon Band Mission Indians Revenue Bonds Series 2004 13.000% 10/01/11	10/04/04	3,250,000
Fairlane Management Corp.	09/23/02	—

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
15

Columbia High Yield Bond Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Notes to Portfolio of Investments (continued)

Security Description	Acquisition Dates	Cost ($)
Green Field Energy Services, Inc. Secured 13.250% 11/15/2016	11/09/11 - 12/14/11	8,218,608
Green Field Energy Services, Inc.	11/09/11 - 03/27/12	485,797
Six Flags, Inc. 0.000% 06/01/14	05/07/10	—
United Artists Theatre Circuit, Inc. 1995-A Pass-Through Certificates 9.300% 07/01/15	08/12/96 - 04/03/02	2,156,041
United Artists Theatre Circuit, Inc. 1995-A Pass-Through Certificates 9.300% 07/01/15	12/06/01	664,635
Varde Fund V LP	04/27/00 - 06/19/00	—	*

*The original cost for this position was $25,000,000. From September 29, 2004 through May 7, 2005, $25,000,000 was returned to the Fund in the form of return of capital

(e)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2013, the value of these securities amounted to $3,455,411, which represents 0.18% of net assets.

(f)  Represents a security purchased on a when-issued or delayed delivery basis.

(g)  Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At November 30, 2013, the value of these securities amounted to $4,534,612, which represents 0.23% of net assets.

(h)  Variable rate security.

(i)  Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. The interest rate shown reflects the weighted average coupon as of November 30, 2013. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(j)  Non-income producing.

(k)  The rate shown is the seven-day current annualized yield at November 30, 2013.

(l)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	53,150,551	394,229,346	(383,138,599)	64,241,298	30,419	64,241,298

Abbreviation Legend

PIK  Payment-in-Kind

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
16

Columbia High Yield Bond Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
17

Columbia High Yield Bond Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at November 30, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes
Entertainment	—	26,820,462	2,894,015	29,714,477
All Other Industries	—	1,723,517,373	—	1,723,517,373
Municipal Bonds	—	1,494,512	—	1,494,512
Total Bonds	—	1,751,832,347	2,894,015	1,754,726,362
Equity Securities
Common Stocks
Consumer Discretionary	—	—	491,111	491,111
Warrants
Energy	—	10,629	—	10,629
Total Equity Securities	—	10,629	491,111	501,740
Other
Senior Loans
Construction Machinery	—	6,461,877	4,213,365	10,675,242
Health Care	—	13,264,380	12,503,707	25,768,087
All Other Industries	—	95,228,005	—	95,228,005
Limited Partnerships	—	—	70,285	70,285
Total Other	—	114,954,262	16,787,357	131,741,619
Mutual Funds
Money Market Funds	64,241,298	—	—	64,241,298
Total Mutual Funds	64,241,298	—	—	64,241,298
Investments in Securities	64,241,298	1,866,797,238	20,172,483	1,951,211,019
Derivatives
Assets
Futures Contracts	158,718	—	—	158,718
Total	64,400,016	1,866,797,238	20,172,483	1,951,369,737

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
18

Columbia High Yield Bond Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Fair Value Measurements (continued)

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Corporate Bonds & Notes ($)	Senior Loans ($)	Common Stocks ($)	Limited Partnerships ($)	Total ($)
Balance as of May 31, 2013	3,538,974	6,565,455	491,111	113,262	10,708,802
Accrued discounts/premiums	20,975	14,508	—	—	35,483
Realized gain (loss)	18,841	107,681	—	20,142	146,664
Change in unrealized appreciation (depreciation)(a)	(39,816)	(184,672)	—	(42,977)	(267,465)
Sales	(644,959)	(2,451,373)	—	(20,142)	(3,116,474)
Purchases	—	—	—	—	—
Transfers into Level 3	—	12,665,473	—	—	12,665,473
Transfers out of Level 3	—	—	—	—	—
Balance as of November 30, 2013	2,894,015	16,717,072	491,111	70,285	20,172,483

(a) Change in unrealized appreciation (depreciation) relating to securities held at November 30, 2013 was ($267,465), which is comprised of Corporate Bonds & Notes of ($39,816), Senior Loans of ($184,672) and Limited Partnerships of ($42,977).

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances

Equity securities classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company's capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in estimated earnings of the respective company may result in a change to the comparable companies and market multiples utilized.

Corporate bonds classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, discount rates observed in the market for similar assets as well as observed yields on securities management deemed comparable. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Senior loans classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Limited partnership securities classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the Fund's pro-rata interest in the limited partnership's capital balance, estimated earnings of the respective company, and the position of the security within the respective company's capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in the fund's pro-rata interest would result in a change to the limited partnership's capital balance.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
19

Columbia High Yield Bond Fund

Statement of Assets and Liabilities

November 30, 2013 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $1,822,193,940)	$1,886,969,721
Affiliated issuers (identified cost $64,241,298)	64,241,298
Total investments (identified cost $1,886,435,238)	1,951,211,019
Cash	405,806
Margin deposits	619,500
Receivable for:
Investments sold	6,623,813
Capital shares sold	8,447,111
Dividends	6,596
Interest	31,402,662
Variation margin	45,940
Other assets	20,953
Trustees' deferred compensation plan	77,373
Total assets	1,998,860,773
Liabilities
Payable for:
Investments purchased	6,445,994
Investments purchased on a delayed delivery basis	18,183,908
Capital shares purchased	2,689,340
Dividend distributions to shareholders	9,223,731
Investment management fees	60,266
Distribution and/or service fees	25,322
Transfer agent fees	179,705
Administration fees	6,843
Plan administration fees	11,047
Compensation of board members	85,044
Other expenses	183,442
Trustees' deferred compensation plan	77,373
Total liabilities	37,172,015
Net assets applicable to outstanding capital stock	$1,961,688,758
Represented by
Paid-in capital	$2,085,379,622
Excess of distributions over net investment income	(15,385,195)
Accumulated net realized loss	(173,240,168)
Unrealized appreciation (depreciation) on:
Investments	64,775,781
Futures contracts	158,718
Total — representing net assets applicable to outstanding capital stock	$1,961,688,758

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
20

Columbia High Yield Bond Fund

Statement of Assets and Liabilities (continued)

November 30, 2013 (Unaudited)

Class A
Net assets	$1,349,103,643
Shares outstanding	452,695,241
Net asset value per share	$2.98
Maximum offering price per share(a)	$3.13
Class B
Net assets	$19,272,995
Shares outstanding	6,470,504
Net asset value per share	$2.98
Class C
Net assets	$92,572,672
Shares outstanding	31,271,181
Net asset value per share	$2.96
Class I
Net assets	$179,789,935
Shares outstanding	60,427,255
Net asset value per share	$2.98
Class K
Net assets	$53,492,889
Shares outstanding	17,930,238
Net asset value per share	$2.98
Class R
Net assets	$16,661,233
Shares outstanding	5,573,683
Net asset value per share	$2.99
Class R4
Net assets	$9,807,193
Shares outstanding	3,272,750
Net asset value per share	$3.00
Class R5
Net assets	$11,051,401
Shares outstanding	3,711,017
Net asset value per share	$2.98
Class W
Net assets	$78,457,047
Shares outstanding	26,530,311
Net asset value per share	$2.96
Class Y
Net assets	$1,647,832
Shares outstanding	554,332
Net asset value per share	$2.97
Class Z
Net assets	$149,831,918
Shares outstanding	50,339,219
Net asset value per share	$2.98

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 4.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
21

Columbia High Yield Bond Fund

Statement of Operations

Six Months Ended November 30, 2013 (Unaudited)

Net investment income
Income:
Dividends — affiliated issuers	$30,419
Interest	62,824,310
Total income	62,854,729
Expenses:
Investment management fees	5,340,916
Distribution and/or service fees
Class A	1,669,395
Class B	109,274
Class C	467,493
Class R	38,451
Class W	66,778
Transfer agent fees
Class A	1,083,677
Class B	17,754
Class C	75,852
Class K	13,904
Class R	12,476
Class R4	7,552
Class R5	3,001
Class W	43,449
Class Z	114,851
Administration fees	607,126
Plan administration fees
Class K	69,519
Compensation of board members	27,446
Custodian fees	26,243
Printing and postage fees	116,249
Registration fees	76,943
Professional fees	28,365
Chief compliance officer expenses	4
Other	16,746
Total expenses	10,033,464
Fees waived by Distributor — Class C	(70,124)
Expense reductions	(5,625)
Total net expenses	9,957,715
Net investment income	52,897,014
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	14,781,344
Futures contracts	571,749
Net realized gain	15,353,093
Net change in unrealized appreciation (depreciation) on:
Investments	(36,168,570)
Futures contracts	24,134
Net change in unrealized appreciation (depreciation)	(36,144,436)
Net realized and unrealized loss	(20,791,343)
Net increase in net assets resulting from operations	$32,105,671

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
22

Columbia High Yield Bond Fund

Statement of Changes in Net Assets

	Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013(a)
Operations
Net investment income	$52,897,014	$101,292,436
Net realized gain	15,353,093	71,889,368
Net change in unrealized appreciation (depreciation)	(36,144,436)	56,965,436
Net increase in net assets resulting from operations	32,105,671	230,147,240
Distributions to shareholders
Net investment income
Class A	(36,474,973)	(73,911,518)
Class B	(512,513)	(1,348,532)
Class C	(2,272,125)	(4,270,252)
Class I	(4,693,298)	(7,692,293)
Class K	(1,547,888)	(3,931,148)
Class R	(402,247)	(561,987)
Class R4	(266,125)	(533,795)
Class R5	(349,403)	(743,808)
Class W	(1,464,169)	(2,554,333)
Class Y	(59,241)	(84)
Class Z	(4,028,459)	(4,350,600)
Total distributions to shareholders	(52,070,441)	(99,898,350)
Increase (decrease) in net assets from capital stock activity	(19,820,546)	281,675,199
Total increase (decrease) in net assets	(39,785,316)	411,924,089
Net assets at beginning of period	2,001,474,074	1,589,549,985
Net assets at end of period	$1,961,688,758	$2,001,474,074
Excess of distributions over net investment income	$(15,385,195)	$(16,211,768)

(a) Class Y shares are for the period from November 8, 2012 (commencement of operations) to May 31, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
23

Columbia High Yield Bond Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31, 2013(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(b)	44,479,957	131,759,489	99,005,139	287,873,648
Fund merger	—	—	62,790,155	190,998,515
Distributions reinvested	10,122,204	29,881,965	20,516,771	60,460,433
Redemptions	(86,158,839)	(254,959,359)	(118,548,080)	(349,236,914)
Net increase (decrease)	(31,556,678)	(93,317,905)	63,763,985	190,095,682
Class B shares
Subscriptions	241,269	712,572	873,167	2,558,654
Fund merger	—	—	924,378	2,809,760
Distributions reinvested	157,775	465,482	418,090	1,229,057
Redemptions(b)	(2,982,627)	(8,814,588)	(5,518,919)	(15,978,900)
Net decrease	(2,583,583)	(7,636,534)	(3,303,284)	(9,381,429)
Class C shares
Subscriptions	4,682,472	13,780,380	8,179,225	23,935,402
Fund merger	—	—	3,844,326	11,616,557
Distributions reinvested	648,141	1,901,318	1,199,349	3,516,738
Redemptions	(6,666,712)	(19,512,812)	(7,960,230)	(23,485,601)
Net increase (decrease)	(1,336,099)	(3,831,114)	5,262,670	15,583,096
Class I shares
Subscriptions	21,357,706	62,908,515	3,863,519	11,559,646
Distributions reinvested	1,590,405	4,692,993	2,618,146	7,685,228
Redemptions	(52,109)	(152,590)	(19,858,954)	(58,414,131)
Net increase (decrease)	22,896,002	67,448,918	(13,377,289)	(39,169,257)
Class K shares
Subscriptions	582,229	1,724,342	3,905,938	11,457,296
Distributions reinvested	523,642	1,547,104	1,332,602	3,930,639
Redemptions	(3,868,394)	(11,394,596)	(7,261,904)	(21,716,382)
Net decrease	(2,762,523)	(8,123,150)	(2,023,364)	(6,328,447)
Class R shares
Subscriptions	1,681,139	4,976,457	3,058,868	9,073,885
Distributions reinvested	97,990	290,403	106,865	317,813
Redemptions	(831,522)	(2,467,857)	(1,255,989)	(3,709,985)
Net increase	947,607	2,799,003	1,909,744	5,681,713
Class R4 shares
Subscriptions	694,451	2,065,023	1,396,940	4,177,718
Distributions reinvested	89,556	265,885	179,750	533,507
Redemptions	(970,505)	(2,887,293)	(1,039,723)	(3,105,278)
Net increase (decrease)	(186,498)	(556,385)	536,967	1,605,947

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
24

Columbia High Yield Bond Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31, 2013(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class R5 shares
Subscriptions	2,083,691	6,170,475	2,063,402	6,060,095
Distributions reinvested	115,987	342,617	251,437	743,201
Redemptions	(3,513,466)	(10,381,795)	(408,202)	(1,220,368)
Net increase (decrease)	(1,313,788)	(3,868,703)	1,906,637	5,582,928
Class W shares
Subscriptions	14,476,061	42,871,230	5,170,971	15,172,925
Distributions reinvested	499,086	1,464,033	872,873	2,554,048
Redemptions	(5,521,271)	(16,307,004)	(5,206,350)	(14,976,892)
Net increase	9,453,876	28,028,259	837,494	2,750,081
Class Y shares
Subscriptions	1,656,685	4,895,173	856	2,500
Distributions reinvested	16,910	49,773	—	—
Redemptions	(1,120,119)	(3,302,190)	—	—
Net increase	553,476	1,642,756	856	2,500
Class Z shares
Subscriptions	19,046,124	56,020,445	23,897,342	69,797,260
Fund merger	—	—	47,872,601	145,630,279
Distributions reinvested	677,679	1,999,638	1,142,545	3,373,672
Redemptions	(20,503,879)	(60,425,774)	(34,551,666)	(103,548,826)
Net increase (decrease)	(780,076)	(2,405,691)	38,360,822	115,252,385
Total net increase (decrease)	(6,668,284)	(19,820,546)	93,875,238	281,675,199

(a) Class Y shares are for the period from November 8, 2012 (commencement of operations) to May 31, 2013.

(b) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
25

Columbia High Yield Bond Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended November 30, 2013		Year Ended May 31,
Class A	(Unaudited)		2013		2012		2011	2010		2009
Per share data
Net asset value, beginning of period	$3.01		$2.78		$2.86		$2.61	$2.30		$2.74
Income from investment operations:
Net investment income	0.08		0.17		0.18		0.20	0.20		0.22
Net realized and unrealized gain (loss)	(0.03)		0.23		(0.07)		0.25	0.31		(0.44)
Total from investment operations	0.05		0.40		0.11		0.45	0.51		(0.22)
Less distributions to shareholders:
Net investment income	(0.08)		(0.17)		(0.19)		(0.20)	(0.20)		(0.22)
Net realized gains	—		—		(0.00	)(a)	—	—		—
Total distributions to shareholders	(0.08)		(0.17)		(0.19)		(0.20)	(0.20)		(0.22)
Proceeds from regulatory settlements	—		—		0.00	(a)	—	0.00	(a)	—
Net asset value, end of period	$2.98		$3.01		$2.78		$2.86	$2.61		$2.30
Total return	1.73%		14.55%		3.99	%(b)	17.61%	22.80	%(c)	(7.04%)
Ratios to average net assets(d)
Total gross expenses	1.07	%(e)	1.08%		1.08%		1.08%	1.09%		1.14%
Total net expenses(f)	1.07	%(e)(g)	1.07	%(g)	1.04	%(g)	1.06%	1.03%		1.02%
Net investment income	5.55	%(e)	5.72%		6.54%		7.16%	7.95%		9.85%
Supplemental data
Net assets, end of period (in thousands)	$1,349,104		$1,457,415		$1,170,173		$1,339,628	$1,192,636		$1,003,576
Portfolio turnover	30%		81%		76%		96%	94%		83%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.08%.

(c)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.01%.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
26

Columbia High Yield Bond Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2013		Year Ended May 31,
Class B	(Unaudited)		2013		2012		2011	2010		2009
Per share data
Net asset value, beginning of period	$3.01		$2.78		$2.86		$2.61	$2.30		$2.74
Income from investment operations:
Net investment income	0.07		0.15		0.16		0.18	0.18		0.20
Net realized and unrealized gain (loss)	(0.03)		0.22		(0.07)		0.25	0.31		(0.44)
Total from investment operations	0.04		0.37		0.09		0.43	0.49		(0.24)
Less distributions to shareholders:
Net investment income	(0.07)		(0.14)		(0.17)		(0.18)	(0.18)		(0.20)
Net realized gains	—		—		(0.00	)(a)	—	—		—
Total distributions to shareholders	(0.07)		(0.14)		(0.17)		(0.18)	(0.18)		(0.20)
Proceeds from regulatory settlements	—		—		0.00	(a)	—	0.00	(a)	—
Net asset value, end of period	$2.98		$3.01		$2.78		$2.86	$2.61		$2.30
Total return	1.35%		13.69%		3.20	%(b)	16.71%	21.88	%(c)	(7.77%)
Ratios to average net assets(d)
Total gross expenses	1.82	%(e)	1.82%		1.84%		1.84%	1.85%		1.90%
Total net expenses(f)	1.82	%(e)(g)	1.82	%(g)	1.79	%(g)	1.82%	1.79%		1.78%
Net investment income	4.80	%(e)	4.99%		5.77%		6.45%	7.19%		8.98%
Supplemental data
Net assets, end of period (in thousands)	$19,273		$27,239		$34,361		$62,820	$91,104		$109,559
Portfolio turnover	30%		81%		76%		96%	94%		83%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.08%.

(c)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.01%.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
27

Columbia High Yield Bond Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2013		Year Ended May 31,
Class C	(Unaudited)		2013		2012		2011	2010		2009
Per share data
Net asset value, beginning of period	$2.99		$2.76		$2.84		$2.59	$2.28		$2.72
Income from investment operations:
Net investment income	0.07		0.15		0.16		0.18	0.18		0.20
Net realized and unrealized gain (loss)	(0.03)		0.22		(0.08)		0.25	0.31		(0.44)
Total from investment operations	0.04		0.37		0.08		0.43	0.49		(0.24)
Less distributions to shareholders:
Net investment income	(0.07)		(0.14)		(0.16)		(0.18)	(0.18)		(0.20)
Net realized gains	—		—		(0.00	)(a)	—	—		—
Total distributions to shareholders	(0.07)		(0.14)		(0.16)		(0.18)	(0.18)		(0.20)
Proceeds from regulatory settlements	—		—		0.00	(a)	—	0.00	(a)	—
Net asset value, end of period	$2.96		$2.99		$2.76		$2.84	$2.59		$2.28
Total return	1.42%		13.78%		3.20	%(b)	16.80%	22.01	%(c)	(7.86%)
Ratios to average net assets(d)
Total gross expenses	1.82	%(e)	1.83%		1.83%		1.84%	1.85%		1.89%
Total net expenses(f)	1.67	%(e)(g)	1.80	%(g)	1.79	%(g)	1.82%	1.79%		1.77%
Net investment income	4.96	%(e)	4.98%		5.79%		6.42%	7.14%		9.11%
Supplemental data
Net assets, end of period (in thousands)	$92,573		$97,487		$75,596		$76,237	$70,489		$21,579
Portfolio turnover	30%		81%		76%		96%	94%		83%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.08%.

(c)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.01%.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
28

Columbia High Yield Bond Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2013		Year Ended May 31,
Class I	(Unaudited)		2013	2012		2011	2010		2009
Per share data
Net asset value, beginning of period	$3.00		$2.78	$2.86		$2.60	$2.29		$2.73
Income from investment operations:
Net investment income	0.09		0.18	0.19		0.21	0.21		0.23
Net realized and unrealized gain (loss)	(0.02)		0.22	(0.07)		0.26	0.31		(0.44)
Total from investment operations	0.07		0.40	0.12		0.47	0.52		(0.21)
Less distributions to shareholders:
Net investment income	(0.09)		(0.18)	(0.20)		(0.21)	(0.21)		(0.23)
Net realized gains	—		—	(0.00	)(a)	—	—		—
Total distributions to shareholders	(0.09)		(0.18)	(0.20)		(0.21)	(0.21)		(0.23)
Proceeds from regulatory settlements	—		—	0.00	(a)	—	0.00	(a)	—
Net asset value, end of period	$2.98		$3.00	$2.78		$2.86	$2.60		$2.29
Total return	2.28%		14.64%	4.38	%(b)	18.52%	23.35	%(c)	(6.75%)
Ratios to average net assets(d)
Total gross expenses	0.66	%(e)	0.66%	0.66%		0.68%	0.68%		0.70%
Total net expenses(f)	0.66	%(e)	0.66%	0.66%		0.68%	0.63%		0.65%
Net investment income	5.98	%(e)	6.15%	6.91%		7.53%	8.36%		10.34%
Supplemental data
Net assets, end of period (in thousands)	$179,790		$112,742	$141,388		$132,684	$144,203		$74,333
Portfolio turnover	30%		81%	76%		96%	94%		83%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.08%.

(c)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.01%.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
29

Columbia High Yield Bond Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2013		Year Ended May 31,
Class K	(Unaudited)		2013	2012		2011	2010		2009
Per share data
Net asset value, beginning of period	$3.01		$2.79	$2.86		$2.61	$2.30		$2.74
Income from investment operations:
Net investment income	0.08		0.17	0.18		0.20	0.21		0.22
Net realized and unrealized gain (loss)	(0.03)		0.22	(0.06)		0.25	0.30		(0.43)
Total from investment operations	0.05		0.39	0.12		0.45	0.51		(0.21)
Less distributions to shareholders:
Net investment income	(0.08)		(0.17)	(0.19)		(0.20)	(0.20)		(0.23)
Net realized gains	—		—	(0.00	)(a)	—	—		—
Total distributions to shareholders	(0.08)		(0.17)	(0.19)		(0.20)	(0.20)		(0.23)
Proceeds from regulatory settlements	—		—	0.00	(a)	—	0.00	(a)	—
Net asset value, end of period	$2.98		$3.01	$2.79		$2.86	$2.61		$2.30
Total return	1.79%		14.26%	4.44	%(b)	17.74%	22.92	%(c)	(6.86%)
Ratios to average net assets(d)
Total gross expenses	0.96	%(e)	0.96%	0.96%		0.96%	0.99%		1.00%
Total net expenses(f)	0.96	%(e)	0.96%	0.96%		0.96%	0.93%		0.87%
Net investment income	5.66	%(e)	5.84%	6.62%		7.27%	8.05%		10.46%
Supplemental data
Net assets, end of period (in thousands)	$53,493		$62,347	$63,276		$61,282	$43,406		$2,391
Portfolio turnover	30%		81%	76%		96%	94%		83%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.08%.

(c)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.01%.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
30

Columbia High Yield Bond Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2013		Year Ended May 31,
Class R	(Unaudited)		2013		2012		2011	2010		2009
Per share data
Net asset value, beginning of period	$3.02		$2.79		$2.87		$2.62	$2.30		$2.74
Income from investment operations:
Net investment income	0.08		0.16		0.17		0.19	0.20		0.21
Net realized and unrealized gain (loss)	(0.03)		0.23		(0.07)		0.25	0.31		(0.44)
Total from investment operations	0.05		0.39		0.10		0.44	0.51		(0.23)
Less distributions to shareholders:
Net investment income	(0.08)		(0.16)		(0.18)		(0.19)	(0.19)		(0.21)
Net realized gains	—		—		(0.00	)(a)	—	—		—
Total distributions to shareholders	(0.08)		(0.16)		(0.18)		(0.19)	(0.19)		(0.21)
Proceeds from regulatory settlements	—		—		0.00	(a)	—	0.00	(a)	—
Net asset value, end of period	$2.99		$3.02		$2.79		$2.87	$2.62		$2.30
Total return	1.61%		14.24%		3.75	%(b)	17.23%	22.79	%(c)	(7.38%)
Ratios to average net assets(d)
Total gross expenses	1.32	%(e)	1.33%		1.33%		1.36%	1.48%		1.52%
Total net expenses(f)	1.32	%(e)(g)	1.32	%(g)	1.29	%(g)	1.35%	1.43%		1.39%
Net investment income	5.31	%(e)	5.45%		6.29%		6.86%	7.46%		9.46%
Supplemental data
Net assets, end of period (in thousands)	$16,661		$13,967		$7,582		$7,156	$5,690		$14
Portfolio turnover	30%		81%		76%		96%	94%		83%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.08%.

(c)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.01%.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
31

Columbia High Yield Bond Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2013		Year Ended May 31,
Class R4	(Unaudited)		2013	2012		2011	2010		2009
Per share data
Net asset value, beginning of period	$3.03		$2.80	$2.88		$2.62	$2.31		$2.74
Income from investment operations:
Net investment income	0.09		0.17	0.18		0.20	0.20		0.22
Net realized and unrealized gain (loss)	(0.04)		0.23	(0.08)		0.26	0.31		(0.43)
Total from investment operations	0.05		0.40	0.10		0.46	0.51		(0.21)
Less distributions to shareholders:
Net investment income	(0.08)		(0.17)	(0.18)		(0.20)	(0.20)		(0.22)
Net realized gains	—		—	(0.00	)(a)	—	—		—
Total distributions to shareholders	(0.08)		(0.17)	(0.18)		(0.20)	(0.20)		(0.22)
Proceeds from regulatory settlements	—		—	0.00	(a)	—	0.00	(a)	—
Net asset value, end of period	$3.00		$3.03	$2.80		$2.88	$2.62		$2.31
Total return	1.87%		14.59%	3.83	%(b)	17.81%	22.56	%(c)	(6.70%)
Ratios to average net assets(d)
Total gross expenses	0.82	%(e)	0.97%	1.21%		1.21%	1.23%		1.25%
Total net expenses(f)	0.82	%(e)(g)	0.97%	1.21%		1.21%	1.18%		1.20%
Net investment income	5.80	%(e)	5.82%	6.37%		6.99%	7.81%		11.09%
Supplemental data
Net assets, end of period (in thousands)	$9,807		$10,468	$8,176		$7,418	$4,003		$1,243
Portfolio turnover	30%		81%	76%		96%	94%		83%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.08%.

(c)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.01%.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
32

Columbia High Yield Bond Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2013		Year Ended May 31,
Class R5	(Unaudited)		2013	2012		2011	2010		2009
Per share data
Net asset value, beginning of period	$3.01		$2.78	$2.86		$2.61	$2.30		$2.74
Income from investment operations:
Net investment income	0.09		0.18	0.19		0.21	0.21		0.23
Net realized and unrealized gain (loss)	(0.03)		0.23	(0.07)		0.25	0.31		(0.44)
Total from investment operations	0.06		0.41	0.12		0.46	0.52		(0.21)
Less distributions to shareholders:
Net investment income	(0.09)		(0.18)	(0.20)		(0.21)	(0.21)		(0.23)
Net realized gains	—		—	(0.00	)(a)	—	—		—
Total distributions to shareholders	(0.09)		(0.18)	(0.20)		(0.21)	(0.21)		(0.23)
Proceeds from regulatory settlements	—		—	0.00	(a)	—	0.00	(a)	—
Net asset value, end of period	$2.98		$3.01	$2.78		$2.86	$2.61		$2.30
Total return	1.92%		14.96%	4.32	%(b)	18.02%	23.22	%(c)	(6.73%)
Ratios to average net assets(d)
Total gross expenses	0.71	%(e)	0.71%	0.71%		0.73%	0.73%		0.75%
Total net expenses(f)	0.71	%(e)	0.71%	0.71%		0.72%	0.68%		0.70%
Net investment income	5.90	%(e)	6.06%	6.76%		7.48%	8.18%		10.19%
Supplemental data
Net assets, end of period (in thousands)	$11,051		$15,124	$8,675		$11,384	$7,958		$4
Portfolio turnover	30%		81%	76%		96%	94%		83%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.08%.

(c)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.01%.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
33

Columbia High Yield Bond Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2013		Year Ended May 31,
Class W	(Unaudited)		2013		2012		2011	2010		2009
Per share data
Net asset value, beginning of period	$2.99		$2.76		$2.84		$2.59	$2.28		$2.71
Income from investment operations:
Net investment income	0.08		0.17		0.18		0.20	0.20		0.22
Net realized and unrealized gain (loss)	(0.03)		0.23		(0.07)		0.25	0.31		(0.43)
Total from investment operations	0.05		0.40		0.11		0.45	0.51		(0.21)
Less distributions to shareholders:
Net investment income	(0.08)		(0.17)		(0.19)		(0.20)	(0.20)		(0.22)
Net realized gains	—		—		(0.00	)(a)	—	—		—
Total distributions to shareholders	(0.08)		(0.17)		(0.19)		(0.20)	(0.20)		(0.22)
Proceeds from regulatory settlements	—		—		0.00	(a)	—	0.00	(a)	—
Net asset value, end of period	$2.96		$2.99		$2.76		$2.84	$2.59		$2.28
Total return	1.72%		14.61%		3.97	%(b)	17.65%	22.82	%(c)	(6.91%)
Ratios to average net assets(d)
Total gross expenses	1.07	%(e)	1.08%		1.11%		1.10%	1.12%		1.16%
Total net expenses(f)	1.07	%(e)(g)	1.07	%(g)	1.05	%(g)	1.09%	1.08%		1.10%
Net investment income	5.53	%(e)	5.72%		6.59%		7.16%	7.68%		9.51%
Supplemental data
Net assets, end of period (in thousands)	$78,457		$50,998		$44,832		$89,506	$100,227		$6,435
Portfolio turnover	30%		81%		76%		96%	94%		83%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.08%.

(c)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.01%.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
34

Columbia High Yield Bond Fund

Financial Highlights (continued)

Class Y	Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31, 2013(a)
Per share data
Net asset value, beginning of period	$3.00		$2.92
Income from investment operations:
Net investment income	0.09		0.10
Net realized and unrealized gain (loss)	(0.03)		0.08
Total from investment operations	0.06		0.18
Less distributions to shareholders:
Net investment income	(0.09)		(0.10)
Total distributions to shareholders	(0.09)		(0.10)
Net asset value, end of period	$2.97		$3.00
Total return	1.94%		6.16%
Ratios to average net assets(b)
Total gross expenses	0.66	%(c)	0.58	%(c)
Total net expenses(d)	0.66	%(c)	0.58	%(c)
Net investment income	5.99	%(c)	6.06	%(c)
Supplemental data
Net assets, end of period (in thousands)	$1,648		$3
Portfolio turnover	30%		81%

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to May 31, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
35

Columbia High Yield Bond Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2013		Year Ended May 31,
Class Z	(Unaudited)		2013		2012		2011(a)
Per share data
Net asset value, beginning of period	$3.01		$2.78		$2.85		$2.72
Income from investment operations:
Net investment income	0.08		0.17		0.18		0.14
Net realized and unrealized gain (loss)	(0.03)		0.23		(0.06)		0.12
Total from investment operations	0.05		0.40		0.12		0.26
Less distributions to shareholders:
Net investment income	(0.08)		(0.17)		(0.19)		(0.13)
Net realized gains	—		—		(0.00	)(b)	—
Total distributions to shareholders	(0.08)		(0.17)		(0.19)		(0.13)
Proceeds from regulatory settlements	—		—		0.00	(b)	—
Net asset value, end of period	$2.98		$3.01		$2.78		$2.85
Total return	1.86%		14.84%		4.59	%(c)	9.87%
Ratios to average net assets(d)
Total gross expenses	0.82	%(e)	0.82%		0.80%		0.73	%(e)
Total net expenses(f)	0.82	%(e)(g)	0.82	%(g)	0.78	%(g)	0.73	%(e)
Net investment income	5.76	%(e)	5.86%		6.58%		7.37	%(e)
Supplemental data
Net assets, end of period (in thousands)	$149,832		$153,684		$35,492		$12,526
Portfolio turnover	30%		81%		76%		96%

Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to May 31, 2011.

(b)  Rounds to zero.

(c)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.08%.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
36

Columbia High Yield Bond Fund

Notes to Financial Statements

November 30, 2013 (Unaudited)

Note 1. Organization

Columbia High Yield Bond Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class W, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other eligible investors.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain other eligible investors.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans.

Class Z shares are not subject to sales charges and are available only to certain eligible investors, which are subject to different investment minimums.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the

Semiannual Report 2013
37

Columbia High Yield Bond Fund

Notes to Financial Statements (continued)

November 30, 2013 (Unaudited)

NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Investments in open-end investment companies, including money market funds, are valued at net asset value.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. A Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any initial margin held by the counterparty. With exchange traded or centrally cleared derivatives, there is minimal counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is limited to failure of the clearinghouse. However, credit risk still exists in exchange traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers, potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is an agreement between a Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the

Semiannual Report 2013
38

Columbia High Yield Bond Fund

Notes to Financial Statements (continued)

November 30, 2013 (Unaudited)

mark to market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g. $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate derivative contracts prior to maturity in the event the Fund's net assets decline by a stated percentage over a specified time period or the Fund fails to meet the terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet the terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivative contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the

Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions over the period in the Statement of Operations including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments at November 30, 2013:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Interest rate risk	Net assets — unrealized appreciation on futures contracts	158,718	*

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments in the Statement of Operations for the six months ended November 30, 2013:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Interest rate risk	571,749
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Interest rate risk	24,134

Semiannual Report 2013
39

Columbia High Yield Bond Fund

Notes to Financial Statements (continued)

November 30, 2013 (Unaudited)

The following table is a summary of the volume of derivative instruments for the six months ended November 30, 2013:

Derivative Instrument	Contracts Opened
Futures contracts	850

Investments in Loans

The Fund may invest in loan participations and assignments of all or a portion of a loan. When the Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participations (Selling Participant), but not the borrower, and assumes the credit risk of the borrower, Selling Participant and any other persons interpositioned between the Fund and the borrower. In addition, the Fund may not directly benefit from the collateral supporting the loan that it has purchased from the Selling Participant. In contrast, when the Fund purchases an assignment of a loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund's rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce their rights only through an administrative agent. Although certain loan participations or assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have their interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent, enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, loan participations and assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for loan participations and assignments and certain loan participations and assignments which were liquid, when purchased, may become illiquid.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase risk since the other party to the transaction may fail to deliver which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Trade date for senior loans purchased in the primary market is the date on which the loan is allocated. Trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

Corporate actions and dividend income is recorded on the ex-dividend date.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange traded funds (ETFs) and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on estimates made by the Fund's management if actual information has not yet been reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the BDCs, ETFs and REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

The value of additional securities received as an income payment is recorded as income and increases the cost basis of such securities.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Semiannual Report 2013
40

Columbia High Yield Bond Fund

Notes to Financial Statements (continued)

November 30, 2013 (Unaudited)

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.590% to 0.360% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended November 30, 2013 was 0.56% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended November 30, 2013 was 0.06% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended November 30, 2013, other expenses paid to this company were $2,354.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

Semiannual Report 2013
41

Columbia High Yield Bond Fund

Notes to Financial Statements (continued)

November 30, 2013 (Unaudited)

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Class Y shares are not subject to transfer agent fees through April 30, 2014.

For the six months ended November 30, 2013, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.16%
Class B	0.16
Class C	0.16
Class K	0.05
Class R	0.16
Class R4	0.16
Class R5	0.05
Class W	0.16
Class Z	0.16

The Fund and certain other associated investment companies, have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). The lease and the Guaranty expire in January 2019. At November 30, 2013, the Fund's total potential future obligation over the life of the Guaranty is $147,423. The liability remaining at November 30, 2013 for non-recurring charges associated with the lease amounted to $67,514 and is recorded as a part of the payable for other expenses in the Statement of Assets and Liabilities.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class' initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2013, these minimum account balance fees reduced total expenses by $5,625.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class W shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses. The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the distribution fee does not exceed 0.60% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $2,663,000 and $7,478,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of September 30, 2013, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $389,938 for Class A, $5,883 for Class B and $3,013 for Class C shares for the six months ended November 30, 2013.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges

Semiannual Report 2013
42

Columbia High Yield Bond Fund

Notes to Financial Statements (continued)

November 30, 2013 (Unaudited)

from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	October 1, 2013 through September 30, 2014	Prior to October 1, 2013
Class A	1.07%	1.08%
Class B	1.82	1.83
Class C	1.82	1.83
Class I	0.70	0.70
Class K	1.00	1.00
Class R	1.32	1.33
Class R4	0.82	0.83
Class R5	0.75	0.75
Class W	1.07	1.08
Class Y	0.70	0.70
Class Z	0.82	0.83

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties. Class C distribution fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At November 30, 2013, the cost of investments for federal income tax purposes was approximately $1,886,435,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$91,035,000
Unrealized depreciation	(26,259,000)
Net unrealized appreciation	$64,776,000

The following capital loss carryforward, determined as of May 31, 2013, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2014	1,782,923
2015	378,711
2016	25,681,397
2017	120,911,432
2018	55,132,247
Total	203,886,710

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $561,056,629 and $603,973,667, respectively, for the six months ended November 30, 2013.

Note 6. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends — affiliated issuers" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At November 30, 2013, affiliated shareholder accounts owned 29.5% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A.(JPMorgan) whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other

Semiannual Report 2013
43

Columbia High Yield Bond Fund

Notes to Financial Statements (continued)

November 30, 2013 (Unaudited)

temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum. The commitment fee is included in other expenses in the Statement of Operations.

Effective December 10, 2013, the Fund extended its revolving credit facility with JPMorgan. The credit facility agreement, as amended, continues to permit collective borrowings up to $500 million under the same terms and interest rates as described above. Effective December 10, 2013, the Fund pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended November 30, 2013.

Note 9. Fund Merger

At the close of business on April 26, 2013, the Fund acquired the assets and assumed the identified liabilities of Columbia High Yield Opportunity Fund, a series of Columbia Funds Series Trust I (the acquired fund). The reorganization was completed after shareholders of the acquired fund approved a plan of reorganization on February 27, 2013. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.

The aggregate net assets of the Fund immediately before the acquisition were $1,769,176,022 and the combined net assets immediately after the acquisition were $2,120,231,133.

The merger was accomplished by a tax-free exchange of 79,016,836 shares of the acquired fund valued at $351,055,111(including $21,881,263 of unrealized appreciation).

In exchange for the acquired fund's shares, the Fund issued the following number of shares:

Shares
Class A	62,790,155
Class B	924,378
Class C	3,844,326
Class Z	47,872,601

For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, the acquired fund's cost of investments was carried forward.

The financial statements reflect the operations of the Fund for the period prior to the merger and the combined fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the combined Fund's Statement of Operations since the merger was completed.

Assuming the merger had been completed on June 1, 2012 the Fund's pro-forma net investment income, net gain on investments, net change in unrealized appreciation and net increase in net assets from operations for the year ended May, 31, 2013 would have been approximately $120.1 million, $84.5 million, $75.2 million and $279.8 million, respectively.

Note 10. Significant Risks

Low and Below Investment Grade (High-Yield) Securities Risk

Securities with the lowest investment grade rating, securities rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated securities of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated securities. High-yield securities are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal.

Note 11. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 12. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing

Semiannual Report 2013
44

Columbia High Yield Bond Fund

Notes to Financial Statements (continued)

November 30, 2013 (Unaudited)

activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2013
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Columbia High Yield Bond Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013
49

Columbia High Yield Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR160_05_D01_(01/14)

Semiannual Report

November 30, 2013

Columbia Diversified Equity Income Fund

Not FDIC insured • No bank guarantee • May lose value

President's Message

Dear Shareholders,

A market rally led by equities

Despite threats of military action in Syria, rumblings from Iran and an impending showdown over the debt ceiling here at home, the U.S. financial markets delivered positive results in the third quarter of 2013. Stocks outperformed bonds by a substantial margin. Still, robust growth continued to elude the U.S. economy, which merely plodded along. New job growth was solid but not spectacular. Consumer spending remained steady, but the only obvious beneficiary was the auto industry. Gains in the housing market met some headwinds, as mortgage rates rose and sales slipped somewhat. Nevertheless, the recovery in housing remained intact.

The Federal Reserve (the Fed) unsettled investors with a hint that it was ready to taper its purchase of U.S. Treasury and mortgage securities. However, its failure to take any action in a September meeting rallied stocks to new highs and brought bonds back into positive territory for the quarter. Small-cap stocks were the U.S. market leaders. Growth outperformed value in a quarter dominated by the materials, industrials and consumer discretionary sectors. Developed markets led the global rally, driven by strengthening economic conditions in the eurozone. Certain emerging stock markets, including China's, bounced back with returns in line with those of the United States. India and Indonesia were exceptions to that trend, as fears of the Fed's tapering efforts rattled investors in both countries.

Improved risk appetites boosted fixed income

Following a weak second quarter, the fixed-income markets made up some ground in the third quarter of 2013. As yields fell, bond prices rallied enough to push returns on non-Treasury sectors into positive territory. Risk appetites improved in response to continued liquidity from the Fed. Against this backdrop, U.S. high-yield and foreign bonds led the fixed-income markets, along with mortgage-backed securities and emerging market bonds. The U.S. municipal bond market was the exception, as it slipped into negative territory in the final week of the period, pressured by heightened concerns over Puerto Rico, potential municipal bankruptcies and continued fund redemptions.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success and, most importantly, that of our investors, are highly talented industry professionals, brought together by a unique way of working. At Columbia Management, reaching our performance goals matters, and how we reach them matters just as much.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, offering insights on current market events and investment opportunities

>  Detailed up-to-date fund performance and portfolio information

>  Quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investing involves risk including the risk of loss of principal.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2013

Columbia Diversified Equity Income Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	10
Statement of Operations	12
Statement of Changes in Net Assets	13
Financial Highlights	16
Notes to Financial Statements	27
Important Information About This Report	33

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia Diversified Equity Income Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Diversified Equity Income Fund (the Fund) Class A shares returned 9.99% excluding sales charges for the six months ended November 30, 2013.

>  The Fund underperformed its benchmark, the Russell 1000 Value Index, which returned 10.54% for the same time period.

Average Annual Total Returns (%) (for period ended November 30, 2013)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	10/15/90
Excluding sales charges		9.99	29.85	15.92	8.61
Including sales charges		3.66	22.39	14.57	7.97
Class B	03/20/95
Excluding sales charges		9.63	28.90	15.05	7.79
Including sales charges		4.63	23.90	14.83	7.79
Class C	06/26/00
Excluding sales charges		9.59	28.85	15.06	7.79
Including sales charges		8.59	27.85	15.06	7.79
Class I*	03/04/04	10.23	30.42	16.44	9.06
Class K	03/20/95	10.05	29.98	16.11	8.79
Class R*	12/11/06	9.81	29.47	15.60	8.29
Class R4*	12/11/06	10.09	30.03	15.88	8.54
Class R5*	12/11/06	10.19	30.31	16.39	8.90
Class W*	12/01/06	9.98	29.78	15.94	8.62
Class Y*	11/08/12	10.31	30.44	16.04	8.67
Class Z*	09/27/10	10.13	30.20	16.11	8.70
Russell 1000 Value Index		10.54	31.92	16.40	7.96

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2013
2

Columbia Diversified Equity Income Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at November 30, 2013)
Chevron Corp.	3.3
JPMorgan Chase & Co.	3.2
Wells Fargo & Co.	2.9
Citigroup, Inc.	2.8
Johnson & Johnson	2.6
Bank of America Corp.	2.3
Apple, Inc.	2.2
General Electric Co.	2.2
Cisco Systems, Inc.	2.2
Merck & Co., Inc.	2.1

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at November 30, 2013)
Common Stocks	97.4
Consumer Discretionary	8.6
Consumer Staples	6.3
Energy	11.8
Financials	28.4
Health Care	14.1
Industrials	11.2
Information Technology	9.8
Materials	1.8
Telecommunication Services	2.8
Utilities	2.6
Money Market Funds	2.6
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Hugh Mullin, CFA

Russell Bloomfield, CFA, CAIA

Effective July 2013, Mr. Mullin was named as Lead Manager of the Fund. Effective, October 9, 2013, Mr. Bloomfield joined Mr. Mullin as a Portfolio Manager of the Fund.

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2014 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2013
3

Columbia Diversified Equity Income Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

June 1, 2013 – November 30, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,099.90	1,019.55	5.65	5.44	1.08
Class B	1,000.00	1,000.00	1,096.30	1,015.81	9.56	9.20	1.83
Class C	1,000.00	1,000.00	1,095.90	1,015.81	9.56	9.20	1.83
Class I	1,000.00	1,000.00	1,102.30	1,021.74	3.35	3.23	0.64
Class K	1,000.00	1,000.00	1,100.50	1,020.24	4.92	4.73	0.94
Class R	1,000.00	1,000.00	1,098.10	1,018.30	6.96	6.69	1.33
Class R4	1,000.00	1,000.00	1,100.90	1,020.79	4.35	4.18	0.83
Class R5	1,000.00	1,000.00	1,101.90	1,021.44	3.67	3.53	0.70
Class W	1,000.00	1,000.00	1,099.80	1,019.55	5.65	5.44	1.08
Class Y	1,000.00	1,000.00	1,103.10	1,021.74	3.36	3.23	0.64
Class Z	1,000.00	1,000.00	1,101.30	1,020.79	4.35	4.18	0.83

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2013
4

Columbia Diversified Equity Income Fund

Portfolio of Investments

November 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 97.4%

Issuer	Shares	Value ($)
Consumer Discretionary 8.6%
Auto Components 0.8%
TRW Automotive Holdings Corp.(a)	286,606	22,240,626
Automobiles 1.3%
General Motors Co.(a)	982,100	38,036,733
Household Durables 0.5%
Mohawk Industries, Inc.(a)	105,972	14,838,199
Media 3.3%
DISH Network Corp., Class A	480,712	26,035,362
Time Warner Cable, Inc.	123,390	17,054,966
Walt Disney Co. (The)	750,105	52,912,406
Total		96,002,734
Multiline Retail 1.7%
Kohl's Corp.	369,132	20,405,617
Macy's, Inc.	508,714	27,094,108
Total		47,499,725
Specialty Retail 1.0%
Home Depot, Inc. (The)	358,640	28,931,489
Total Consumer Discretionary		247,549,506
Consumer Staples 6.3%
Beverages 2.0%
Coca-Cola Co. (The)	722,600	29,041,294
Coca-Cola Enterprises, Inc.	681,660	28,588,820
Total		57,630,114
Food & Staples Retailing 1.8%
CVS Caremark Corp.	795,818	53,287,973
Household Products 1.5%
Procter & Gamble Co. (The)	511,496	43,078,193
Tobacco 1.0%
Philip Morris International, Inc.	320,540	27,418,992
Total Consumer Staples		181,415,272
Energy 11.8%
Energy Equipment & Services 0.8%
Schlumberger Ltd.	271,137	23,973,934
Oil, Gas & Consumable Fuels 11.0%
Anadarko Petroleum Corp.	497,513	44,189,105
Apache Corp.	380,373	34,800,326
BP PLC, ADR	713,458	33,539,660
Chevron Corp.	766,608	93,863,483

Common Stocks (continued)

Issuer	Shares	Value ($)
ConocoPhillips	777,106	56,573,317
Phillips 66	270,880	18,855,957
Pioneer Natural Resources Co.	84,335	14,990,546
Valero Energy Corp.	465,280	21,272,602
Total		318,084,996
Total Energy		342,058,930
Financials 28.4%
Capital Markets 5.6%
Goldman Sachs Group, Inc. (The)	294,308	49,720,393
Invesco Ltd.	851,153	29,662,682
Morgan Stanley	1,189,322	37,225,779
State Street Corp.	604,673	43,905,307
Total		160,514,161
Commercial Banks 6.4%
Fifth Third Bancorp	1,084,908	22,045,330
PNC Financial Services Group, Inc. (The)	390,179	30,024,274
U.S. Bancorp	795,539	31,201,040
Wells Fargo & Co.	1,852,945	81,566,639
Zions Bancorporation	735,124	21,561,187
Total		186,398,470
Consumer Finance 1.0%
Discover Financial Services	556,375	29,654,787
Diversified Financial Services 9.9%
Bank of America Corp.	4,012,704	63,480,977
Berkshire Hathaway, Inc., Class B(a)	481,082	56,060,486
Citigroup, Inc.	1,472,299	77,914,063
JPMorgan Chase & Co.	1,573,106	90,013,125
Total		287,468,651
Insurance 4.2%
ACE Ltd.	439,848	45,207,577
Aflac, Inc.	440,399	29,229,282
MetLife, Inc.	469,803	24,519,019
Prudential Financial, Inc.	244,870	21,734,661
Total		120,690,539
Real Estate Investment Trusts (REITs) 1.3%
ProLogis, Inc.	394,987	14,981,857
Simon Property Group, Inc.	141,820	21,251,727
Total		36,233,584
Total Financials		820,960,192

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
5

Columbia Diversified Equity Income Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Health Care 14.1%
Health Care Equipment & Supplies 2.0%
Boston Scientific Corp.(a)	2,013,364	23,314,755
St. Jude Medical, Inc.	612,116	35,759,817
Total		59,074,572
Health Care Providers & Services 2.7%
Aetna, Inc.	350,682	24,172,510
Cardinal Health, Inc.	354,299	22,887,716
UnitedHealth Group, Inc.	412,819	30,746,759
Total		77,806,985
Life Sciences Tools & Services 1.2%
Thermo Fisher Scientific, Inc.	338,610	34,148,818
Pharmaceuticals 8.2%
GlaxoSmithKline PLC, ADR	430,387	22,776,080
Jazz Pharmaceuticals PLC(a)	191,194	22,354,403
Johnson & Johnson	785,958	74,398,784
Merck & Co., Inc.	1,190,064	59,300,889
Pfizer, Inc.	1,796,448	57,001,295
Total		235,831,451
Total Health Care		406,861,826
Industrials 11.2%
Aerospace & Defense 2.6%
Boeing Co. (The)	156,284	20,981,127
Honeywell International, Inc.	246,120	21,784,081
Raytheon Co.	383,719	34,028,201
Total		76,793,409
Airlines 1.4%
Delta Air Lines, Inc.	676,188	19,595,928
United Continental Holdings, Inc.(a)	534,721	20,987,800
Total		40,583,728
Electrical Equipment 1.2%
Eaton Corp. PLC	461,180	33,509,339
Industrial Conglomerates 2.1%
General Electric Co.	2,297,799	61,259,321
Machinery 2.9%
AGCO Corp.	487,846	28,431,665
Ingersoll-Rand PLC	402,845	28,771,190
Parker Hannifin Corp.	218,124	25,703,732
Total		82,906,587

Common Stocks (continued)

Issuer	Shares	Value ($)
Road & Rail 1.0%
Union Pacific Corp.	181,336	29,383,685
Total Industrials		324,436,069
Information Technology 9.8%
Communications Equipment 2.1%
Cisco Systems, Inc.	2,852,153	60,608,251
Computers & Peripherals 3.0%
Apple, Inc.	111,435	61,965,660
EMC Corp.	1,049,194	25,023,277
Total		86,988,937
IT Services 1.0%
Mastercard, Inc., Class A	39,079	29,731,694
Office Electronics 0.5%
Xerox Corp.	1,310,634	14,915,015
Semiconductors & Semiconductor Equipment 1.5%
Analog Devices, Inc.	425,913	20,537,525
Broadcom Corp., Class A	835,730	22,305,634
Total		42,843,159
Software 1.7%
Autodesk, Inc.(a)	272,302	12,321,666
Oracle Corp.	691,406	24,399,718
Symantec Corp.	540,909	12,165,043
Total		48,886,427
Total Information Technology		283,973,483
Materials 1.8%
Chemicals 1.0%
LyondellBasell Industries NV, Class A	372,997	28,787,908
Paper & Forest Products 0.8%
International Paper Co.	477,767	22,287,831
Total Materials		51,075,739
Telecommunication Services 2.8%
Diversified Telecommunication Services 1.9%
AT&T, Inc.	1,538,287	54,163,085
Wireless Telecommunication Services 0.9%
Vodafone Group PLC, ADR	725,918	26,924,299
Total Telecommunication Services		81,087,384

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
6

Columbia Diversified Equity Income Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Utilities 2.6%
Electric Utilities 1.6%
Duke Energy Corp.	202,417	14,161,093
Edison International	299,610	13,844,978
NextEra Energy, Inc.	201,948	17,082,782
Total		45,088,853
Multi-Utilities 1.0%
Public Service Enterprise Group, Inc.	416,870	13,627,480
Sempra Energy	172,477	15,253,866
Total		28,881,346
Total Utilities		73,970,199
Total Common Stocks (Cost: $2,287,926,210)		2,813,388,600

Money Market Funds 2.6%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.094%(b)(c)	75,457,424	75,457,424
Total Money Market Funds (Cost: $75,457,424)		75,457,424
Total Investments (Cost: $2,363,383,634)		2,888,846,024
Other Assets & Liabilities, Net		(5,096)
Net Assets		2,888,840,928

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  The rate shown is the seven-day current annualized yield at November 30, 2013.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	21,948,424	533,654,411	(480,145,411)	75,457,424	27,856	75,457,424

Abbreviation Legend

ADR  American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
7

Columbia Diversified Equity Income Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Fair Value Measurements (continued)

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
8

Columbia Diversified Equity Income Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at November 30, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	247,549,506	—	—	247,549,506
Consumer Staples	181,415,272	—	—	181,415,272
Energy	342,058,930	—	—	342,058,930
Financials	820,960,192	—	—	820,960,192
Health Care	406,861,826	—	—	406,861,826
Industrials	324,436,069	—	—	324,436,069
Information Technology	283,973,483	—	—	283,973,483
Materials	51,075,739	—	—	51,075,739
Telecommunication Services	81,087,384	—	—	81,087,384
Utilities	73,970,199	—	—	73,970,199
Total Equity Securities	2,813,388,600	—	—	2,813,388,600
Mutual Funds
Money Market Funds	75,457,424	—	—	75,457,424
Total Mutual Funds	75,457,424	—	—	75,457,424
Total	2,888,846,024	—	—	2,888,846,024

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
9

Columbia Diversified Equity Income Fund

Statement of Assets and Liabilities

November 30, 2013 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $2,287,926,210)	$2,813,388,600
Affiliated issuers (identified cost $75,457,424)	75,457,424
Total investments (identified cost $2,363,383,634)	2,888,846,024
Receivable for:
Capital shares sold	548,618
Dividends	7,257,186
Reclaims	49,944
Other assets	21,294
Total assets	2,896,723,066
Liabilities
Payable for:
Investments purchased	5,530,225
Capital shares purchased	1,428,058
Investment management fees	90,299
Distribution and/or service fees	42,626
Transfer agent fees	336,432
Administration fees	8,343
Plan administration fees	22,589
Compensation of board members	193,104
Expense reimbursement due to Investment Manager	417
Other expenses	230,045
Total liabilities	7,882,138
Net assets applicable to outstanding capital stock	$2,888,840,928
Represented by
Paid-in capital	$2,408,670,297
Undistributed net investment income	6,921,213
Accumulated net realized loss	(52,212,972)
Unrealized appreciation (depreciation) on:
Investments	525,462,390
Total — representing net assets applicable to outstanding capital stock	$2,888,840,928

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
10

Columbia Diversified Equity Income Fund

Statement of Assets and Liabilities (continued)

November 30, 2013 (Unaudited)

Class A
Net assets	$2,473,471,700
Shares outstanding	184,197,772
Net asset value per share	$13.43
Maximum offering price per share(a)	$14.25
Class B
Net assets	$87,147,755
Shares outstanding	6,472,100
Net asset value per share	$13.47
Class C
Net assets	$66,293,834
Shares outstanding	4,948,254
Net asset value per share	$13.40
Class I
Net assets	$47,407,106
Shares outstanding	3,532,620
Net asset value per share	$13.42
Class K
Net assets	$109,549,488
Shares outstanding	8,151,869
Net asset value per share	$13.44
Class R
Net assets	$8,909,399
Shares outstanding	666,629
Net asset value per share	$13.36
Class R4
Net assets	$16,189,298
Shares outstanding	1,205,973
Net asset value per share	$13.42
Class R5
Net assets	$39,976,489
Shares outstanding	2,974,683
Net asset value per share	$13.44
Class W
Net assets	$4,853
Shares outstanding	361
Net asset value per share(b)	$13.45
Class Y
Net assets	$18,742,927
Shares outstanding	1,384,464
Net asset value per share	$13.54
Class Z
Net assets	$21,148,079
Shares outstanding	1,575,865
Net asset value per share	$13.42

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
11

Columbia Diversified Equity Income Fund

Statement of Operations

Six Months Ended November 30, 2013 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$31,605,151
Dividends — affiliated issuers	27,856
Interest	55,683
Total income	31,688,690
Expenses:
Investment management fees	8,240,056
Distribution and/or service fees
Class A	3,032,833
Class B	463,442
Class C	313,133
Class R	22,167
Class W	6
Transfer agent fees
Class A	2,468,255
Class B	94,532
Class C	63,664
Class K	35,724
Class R	9,025
Class R4	20,294
Class R5	14,560
Class W	5
Class Z	30,470
Administration fees	760,883
Plan administration fees
Class K	178,622
Compensation of board members	44,839
Custodian fees	13,768
Printing and postage fees	122,228
Registration fees	69,095
Professional fees	31,304
Other	53,370
Total expenses	16,082,275
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(241,454)
Expense reductions	(100)
Total net expenses	15,840,721
Net investment income	15,847,969
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	367,287,431
Foreign currency translations	(6,564)
Net realized gain	367,280,867
Net change in unrealized appreciation (depreciation) on:
Investments	(108,580,638)
Foreign currency translations	4,817
Net change in unrealized appreciation (depreciation)	(108,575,821)
Net realized and unrealized gain	258,705,046
Net increase in net assets resulting from operations	$274,553,015

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
12

Columbia Diversified Equity Income Fund

Statement of Changes in Net Assets

	Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013(a)
Operations
Net investment income	$15,847,969	$52,494,884
Net realized gain	367,280,867	407,921,911
Net change in unrealized appreciation (depreciation)	(108,575,821)	283,868,596
Net increase in net assets resulting from operations	274,553,015	744,285,391
Distributions to shareholders
Net investment income
Class A	(15,349,951)	(47,439,060)
Class B	(269,790)	(1,384,777)
Class C	(160,092)	(712,841)
Class I	(378,720)	(1,012,654)
Class K	(1,021,155)	(3,906,916)
Class R	(45,127)	(183,621)
Class R4	(150,005)	(976,919)
Class R5	(572,930)	(1,462,909)
Class W	(29)	(76)
Class Y	(59,785)	(31)
Class Z	(312,420)	(1,649,049)
Total distributions to shareholders	(18,320,004)	(58,728,853)
Increase (decrease) in net assets from capital stock activity	(401,473,309)	(601,037,314)
Total increase (decrease) in net assets	(145,240,298)	84,519,224
Net assets at beginning of period	3,034,081,226	2,949,562,002
Net assets at end of period	$2,888,840,928	$3,034,081,226
Undistributed net investment income	$6,921,213	$9,393,248

(a) Class Y shares are for the period from November 8, 2012 (commencement of operations) to May 31, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
13

Columbia Diversified Equity Income Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31, 2013(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(b)	8,392,658	105,954,429	24,260,885	257,380,693
Distributions reinvested	1,249,161	15,053,433	4,399,714	46,451,913
Redemptions	(27,325,184)	(344,183,346)	(64,421,958)	(696,366,523)
Net decrease	(17,683,365)	(223,175,484)	(35,761,359)	(392,533,917)
Class B shares
Subscriptions	55,550	706,002	163,927	1,820,409
Distributions reinvested	22,488	267,953	131,362	1,376,244
Redemptions(b)	(2,418,203)	(30,652,115)	(5,639,670)	(58,561,552)
Net decrease	(2,340,165)	(29,678,160)	(5,344,381)	(55,364,899)
Class C shares
Subscriptions	303,631	3,835,893	451,642	4,922,992
Distributions reinvested	13,232	157,135	66,636	699,754
Redemptions	(358,671)	(4,530,209)	(1,252,956)	(13,512,417)
Net decrease	(41,808)	(537,181)	(734,678)	(7,889,671)
Class I shares
Subscriptions	24,451	314,499	4,820	49,455
Distributions reinvested	31,373	378,635	95,913	1,012,443
Redemptions	(214,248)	(2,725,800)	(492,645)	(5,399,344)
Net decrease	(158,424)	(2,032,666)	(391,912)	(4,337,446)
Class K shares
Subscriptions	792,466	9,951,108	2,790,962	30,463,746
Distributions reinvested	73,447	880,169	336,335	3,524,511
Redemptions	(6,409,469)	(81,354,790)	(10,178,331)	(108,126,538)
Net decrease	(5,543,556)	(70,523,513)	(7,051,034)	(74,138,281)
Class R shares
Subscriptions	75,181	943,626	184,683	1,999,274
Distributions reinvested	3,770	45,127	17,550	183,582
Redemptions	(218,440)	(2,734,858)	(525,492)	(5,653,023)
Net decrease	(139,489)	(1,746,105)	(323,259)	(3,470,167)
Class R4 shares
Subscriptions	244,848	3,097,454	1,708,827	18,302,161
Distributions reinvested	12,443	149,975	93,543	976,843
Redemptions	(855,384)	(10,827,848)	(5,512,314)	(61,833,612)
Net decrease	(598,093)	(7,580,419)	(3,709,944)	(42,554,608)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
14

Columbia Diversified Equity Income Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31, 2013(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class R5 shares
Subscriptions	395,705	5,010,539	2,603,109	29,974,562
Distributions reinvested	47,768	572,502	138,274	1,461,426
Redemptions	(4,237,739)	(53,006,313)	(1,887,232)	(21,128,612)
Net increase (decrease)	(3,794,266)	(47,423,272)	854,151	10,307,376
Class Y shares
Subscriptions	1,497,120	18,613,730	242	2,500
Distributions reinvested	4,698	59,760	—	—
Redemptions	(117,596)	(1,519,339)	—	—
Net increase	1,384,222	17,154,151	242	2,500
Class Z shares
Subscriptions	268,363	3,334,244	2,006,676	21,741,323
Distributions reinvested	25,406	302,546	153,548	1,620,734
Redemptions	(3,148,559)	(39,567,450)	(4,871,016)	(54,420,258)
Net decrease	(2,854,790)	(35,930,660)	(2,710,792)	(31,058,201)
Total net decrease	(31,769,734)	(401,473,309)	(55,172,966)	(601,037,314)

(a) Class Y shares are for the period from November 8, 2012 (commencement of operations) to May 31, 2013.

(b) Includes conversions of Class B shares to Class A shares, if any.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
15

Columbia Diversified Equity Income Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended November 30, 2013		Year Ended May 31,				Year Ended September 30,
Class A	(Unaudited)		2013		2012(a)		2011		2010	2009	2008
Per share data
Net asset value, beginning of period	$12.29		$9.76		$8.53		$9.03		$8.31	$9.31	$14.34
Income from investment operations:
Net investment income	0.07		0.19		0.11		0.12		0.12	0.16	0.17
Net realized and unrealized gain (loss)	1.15		2.55		1.20		(0.49)		0.72	(1.02)	(3.44)
Total from investment operations	1.22		2.74		1.31		(0.37)		0.84	(0.86)	(3.27)
Less distributions to shareholders:
Net investment income	(0.08)		(0.21)		(0.08)		(0.13)		(0.12)	(0.14)	(0.17)
Net realized gains	—		—		—		—		—	—	(1.32)
Tax return of capital	—		—		—		—		—	—	(0.27)
Total distributions to shareholders	(0.08)		(0.21)		(0.08)		(0.13)		(0.12)	(0.14)	(1.76)
Net asset value, end of period	$13.43		$12.29		$9.76		$8.53		$9.03	$8.31	$9.31
Total return	9.99%		28.46%		15.31%		(4.32%)		10.18%	(8.91%)	(25.05%)
Ratios to average net assets(b)
Total gross expenses	1.10	%(c)	1.14	%(d)	1.10	%(c)	1.13%		1.12%	0.99%	1.08%
Total net expenses(e)	1.08	%(c)(f)	1.08	%(d)(f)	1.10	%(c)	1.13	%(f)	1.12%	0.99%	1.08%
Net investment income	1.11	%(c)	1.77%		1.66	%(c)	1.20%		1.36%	2.21%	1.49%
Supplemental data
Net assets, end of period (in thousands)	$2,473,472		$2,480,865		$2,320,419		$3,197,508		$3,516,017	$3,516,948	$4,504,418
Portfolio turnover	55%		43%		16%		36%		34%	38%	31%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
16

Columbia Diversified Equity Income Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2013		Year Ended May 31,				Year Ended September 30,
Class B	(Unaudited)		2013		2012(a)		2011		2010	2009	2008
Per share data
Net asset value, beginning of period	$12.32		$9.79		$8.56		$9.05		$8.33	$9.32	$14.35
Income from investment operations:
Net investment income	0.02		0.11		0.06		0.04		0.05	0.10	0.08
Net realized and unrealized gain (loss)	1.16		2.55		1.21		(0.49)		0.72	(1.00)	(3.45)
Total from investment operations	1.18		2.66		1.27		(0.45)		0.77	(0.90)	(3.37)
Less distributions to shareholders:
Net investment income	(0.03)		(0.13)		(0.04)		(0.04)		(0.05)	(0.09)	(0.07)
Net realized gains	—		—		—		—		—	—	(1.32)
Tax return of capital	—		—		—		—		—	—	(0.27)
Total distributions to shareholders	(0.03)		(0.13)		(0.04)		(0.04)		(0.05)	(0.09)	(1.66)
Net asset value, end of period	$13.47		$12.32		$9.79		$8.56		$9.05	$8.33	$9.32
Total return	9.63%		27.38%		14.82%		(5.01%)		9.26%	(9.53%)	(25.66%)
Ratios to average net assets(b)
Total gross expenses	1.85	%(c)	1.88	%(d)	1.87	%(c)	1.88%		1.89%	1.76%	1.84%
Total net expenses(e)	1.83	%(c)(f)	1.83	%(d)(f)	1.87	%(c)	1.88	%(f)	1.89%	1.76%	1.84%
Net investment income	0.35	%(c)	1.03%		0.93	%(c)	0.43%		0.58%	1.49%	0.71%
Supplemental data
Net assets, end of period (in thousands)	$87,148		$108,589		$138,560		$142,429		$246,456	$377,652	$633,360
Portfolio turnover	55%		43%		16%		36%		34%	38%	31%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
17

Columbia Diversified Equity Income Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2013		Year Ended May 31,				Year Ended September 30,
Class C	(Unaudited)		2013		2012(a)		2011		2010	2009	2008
Per share data
Net asset value, beginning of period	$12.26		$9.74		$8.52		$9.02		$8.30	$9.30	$14.32
Income from investment operations:
Net investment income	0.02		0.11		0.06		0.04		0.05	0.10	0.09
Net realized and unrealized gain (loss)	1.15		2.54		1.20		(0.49)		0.73	(1.01)	(3.44)
Total from investment operations	1.17		2.65		1.26		(0.45)		0.78	(0.91)	(3.35)
Less distributions to shareholders:
Net investment income	(0.03)		(0.13)		(0.04)		(0.05)		(0.06)	(0.09)	(0.08)
Net realized gains	—		—		—		—		—	—	(1.32)
Tax return of capital	—		—		—		—		—	—	(0.27)
Total distributions to shareholders	(0.03)		(0.13)		(0.04)		(0.05)		(0.06)	(0.09)	(1.67)
Net asset value, end of period	$13.40		$12.26		$9.74		$8.52		$9.02	$8.30	$9.30
Total return	9.59%		27.46%		14.80%		(5.07%)		9.37%	(9.61%)	(25.60%)
Ratios to average net assets(b)
Total gross expenses	1.85	%(c)	1.89	%(d)	1.85	%(c)	1.88%		1.88%	1.75%	1.83%
Total net expenses(e)	1.83	%(c)(f)	1.83	%(d)(f)	1.85	%(c)	1.88	%(f)	1.88%	1.75%	1.83%
Net investment income	0.36	%(c)	1.02%		0.95	%(c)	0.44%		0.60%	1.46%	0.75%
Supplemental data
Net assets, end of period (in thousands)	$66,294		$61,178		$55,775		$54,238		$66,505	$72,372	$93,321
Portfolio turnover	55%		43%		16%		36%		34%	38%	31%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
18

Columbia Diversified Equity Income Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2013		Year Ended May 31,				Year Ended September 30,
Class I	(Unaudited)		2013		2012(a)		2011	2010	2009	2008
Per share data
Net asset value, beginning of period	$12.28		$9.76		$8.52		$9.02	$8.30	$9.30	$14.33
Income from investment operations:
Net investment income	0.10		0.24		0.14		0.16	0.16	0.19	0.22
Net realized and unrealized gain (loss)	1.14		2.54		1.20		(0.49)	0.72	(1.01)	(3.45)
Total from investment operations	1.24		2.78		1.34		(0.33)	0.88	(0.82)	(3.23)
Less distributions to shareholders:
Net investment income	(0.10)		(0.26)		(0.10)		(0.17)	(0.16)	(0.18)	(0.21)
Net realized gains	—		—		—		—	—	—	(1.32)
Tax return of capital	—		—		—		—	—	—	(0.27)
Total distributions to shareholders	(0.10)		(0.26)		(0.10)		(0.17)	(0.16)	(0.18)	(1.80)
Net asset value, end of period	$13.42		$12.28		$9.76		$8.52	$9.02	$8.30	$9.30
Total return	10.23%		28.92%		15.76%		(3.88%)	10.69%	(8.47%)	(24.75%)
Ratios to average net assets(b)
Total gross expenses	0.64	%(c)	0.66	%(d)	0.63	%(c)	0.67%	0.67%	0.50%	0.67%
Total net expenses(e)	0.64	%(c)	0.66	%(d)	0.63	%(c)	0.67%	0.67%	0.50%	0.67%
Net investment income	1.55	%(c)	2.19%		2.13	%(c)	1.63%	1.82%	2.69%	1.98%
Supplemental data
Net assets, end of period (in thousands)	$47,407		$45,330		$39,849		$79,024	$213,083	$212,064	$189,997
Portfolio turnover	55%		43%		16%		36%	34%	38%	31%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
19

Columbia Diversified Equity Income Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2013		Year Ended May 31,				Year Ended September 30,
Class K	(Unaudited)		2013		2012(a)		2011	2010	2009	2008
Per share data
Net asset value, beginning of period	$12.30		$9.77		$8.53		$9.04	$8.32	$9.31	$14.35
Income from investment operations:
Net investment income	0.08		0.20		0.12		0.14	0.13	0.17	0.19
Net realized and unrealized gain (loss)	1.15		2.56		1.20		(0.50)	0.73	(1.00)	(3.46)
Total from investment operations	1.23		2.76		1.32		(0.36)	0.86	(0.83)	(3.27)
Less distributions to shareholders:
Net investment income	(0.09)		(0.23)		(0.08)		(0.15)	(0.14)	(0.16)	(0.18)
Net realized gains	—		—		—		—	—	—	(1.32)
Tax return of capital	—		—		—		—	—	—	(0.27)
Total distributions to shareholders	(0.09)		(0.23)		(0.08)		(0.15)	(0.14)	(0.16)	(1.77)
Net asset value, end of period	$13.44		$12.30		$9.77		$8.53	$9.04	$8.32	$9.31
Total return	10.05%		28.61%		15.51%		(4.23%)	10.34%	(8.57%)	(24.98%)
Ratios to average net assets(b)
Total gross expenses	0.94	%(c)	0.94	%(d)	0.93	%(c)	0.97%	0.97%	0.80%	0.98%
Total net expenses(e)	0.94	%(c)	0.94	%(d)	0.93	%(c)	0.97%	0.97%	0.75%	0.94%
Net investment income	1.21	%(c)	1.88%		1.87	%(c)	1.36%	1.52%	2.42%	1.66%
Supplemental data
Net assets, end of period (in thousands)	$109,549		$168,438		$202,741		$189,510	$217,779	$197,977	$182,738
Portfolio turnover	55%		43%		16%		36%	34%	38%	31%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
20

Columbia Diversified Equity Income Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2013		Year Ended May 31,				Year Ended September 30,
Class R	(Unaudited)		2013		2012(a)		2011		2010	2009	2008
Per share data
Net asset value, beginning of period	$12.23		$9.72		$8.50		$8.99		$8.28	$9.28	$14.33
Income from investment operations:
Net investment income	0.05		0.17		0.09		0.09		0.09	0.13	0.14
Net realized and unrealized gain (loss)	1.14		2.53		1.20		(0.48)		0.72	(1.01)	(3.45)
Total from investment operations	1.19		2.70		1.29		(0.39)		0.81	(0.88)	(3.31)
Less distributions to shareholders:
Net investment income	(0.06)		(0.19)		(0.07)		(0.10)		(0.10)	(0.12)	(0.15)
Net realized gains	—		—		—		—		—	—	(1.32)
Tax return of capital	—		—		—		—		—	—	(0.27)
Total distributions to shareholders	(0.06)		(0.19)		(0.07)		(0.10)		(0.10)	(0.12)	(1.74)
Net asset value, end of period	$13.36		$12.23		$9.72		$8.50		$8.99	$8.28	$9.28
Total return	9.81%		28.05%		15.14%		(4.46%)		9.76%	(9.20%)	(25.36%)
Ratios to average net assets(b)
Total gross expenses	1.35	%(c)	1.39	%(d)	1.35	%(c)	1.38%		1.46%	1.30%	1.46%
Total net expenses(e)	1.33	%(c)(f)	1.33	%(d)(f)	1.35	%(c)	1.38	%(f)	1.46%	1.30%	1.46%
Net investment income	0.86	%(c)	1.53%		1.46	%(c)	0.95%		1.03%	1.86%	1.33%
Supplemental data
Net assets, end of period (in thousands)	$8,909		$9,859		$10,976		$10,114		$10,506	$8,271	$7,728
Portfolio turnover	55%		43%		16%		36%		34%	38%	31%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
21

Columbia Diversified Equity Income Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2013		Year Ended May 31,				Year Ended September 30,
Class R4	(Unaudited)		2013		2012(a)		2011	2010	2009	2008
Per share data
Net asset value, beginning of period	$12.28		$9.75		$8.51		$9.02	$8.30	$9.30	$14.33
Income from investment operations:
Net investment income	0.08		0.20		0.11		0.11	0.11	0.15	0.16
Net realized and unrealized gain (loss)	1.15		2.54		1.20		(0.50)	0.72	(1.01)	(3.45)
Total from investment operations	1.23		2.74		1.31		(0.39)	0.83	(0.86)	(3.29)
Less distributions to shareholders:
Net investment income	(0.09)		(0.21)		(0.07)		(0.12)	(0.11)	(0.14)	(0.15)
Net realized gains	—		—		—		—	—	—	(1.32)
Tax return of capital	—		—		—		—	—	—	(0.27)
Total distributions to shareholders	(0.09)		(0.21)		(0.07)		(0.12)	(0.11)	(0.14)	(1.74)
Net asset value, end of period	$13.42		$12.28		$9.75		$8.51	$9.02	$8.30	$9.30
Total return	10.09%		28.46%		15.37%		(4.52%)	10.09%	(8.95%)	(25.17%)
Ratios to average net assets(b)
Total gross expenses	0.85	%(c)	1.02	%(d)	1.18	%(c)	1.21%	1.22%	1.05%	1.23%
Total net expenses(e)	0.83	%(c)(f)	0.99	%(d)	1.18	%(c)	1.21%	1.22%	1.05%	1.23%
Net investment income	1.32	%(c)	1.91%		1.63	%(c)	1.06%	1.26%	2.13%	1.37%
Supplemental data
Net assets, end of period (in thousands)	$16,189		$22,154		$53,739		$53,617	$103,577	$110,248	$108,543
Portfolio turnover	55%		43%		16%		36%	34%	38%	31%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
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Columbia Diversified Equity Income Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2013		Year Ended May 31,				Year Ended September 30,
Class R5	(Unaudited)		2013		2012(a)		2011	2010	2009	2008
Per share data
Net asset value, beginning of period	$12.30		$9.77		$8.53		$9.03	$8.31	$9.31	$14.35
Income from investment operations:
Net investment income	0.09		0.23		0.14		0.16	0.15	0.18	0.23
Net realized and unrealized gain (loss)	1.15		2.55		1.20		(0.49)	0.73	(1.00)	(3.47)
Total from investment operations	1.24		2.78		1.34		(0.33)	0.88	(0.82)	(3.24)
Less distributions to shareholders:
Net investment income	(0.10)		(0.25)		(0.10)		(0.17)	(0.16)	(0.18)	(0.21)
Net realized gains	—		—		—		—	—	—	(1.32)
Tax return of capital	—		—		—		—	—	—	(0.27)
Total distributions to shareholders	(0.10)		(0.25)		(0.10)		(0.17)	(0.16)	(0.18)	(1.80)
Net asset value, end of period	$13.44		$12.30		$9.77		$8.53	$9.03	$8.31	$9.31
Total return	10.19%		28.95%		15.65%		(3.87%)	10.62%	(8.51%)	(24.83%)
Ratios to average net assets(b)
Total gross expenses	0.70	%(c)	0.70	%(d)	0.68	%(c)	0.72%	0.72%	0.55%	0.70%
Total net expenses(e)	0.70	%(c)	0.70	%(d)	0.68	%(c)	0.72%	0.72%	0.55%	0.70%
Net investment income	1.46	%(c)	2.14%		2.11	%(c)	1.62%	1.77%	2.62%	2.07%
Supplemental data
Net assets, end of period (in thousands)	$39,976		$83,244		$57,805		$57,903	$60,156	$53,334	$45,589
Portfolio turnover	55%		43%		16%		36%	34%	38%	31%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Diversified Equity Income Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2013		Year Ended May 31,				Year Ended September 30,
Class W	(Unaudited)		2013		2012(a)		2011		2010	2009	2008
Per share data
Net asset value, beginning of period	$12.31		$9.78		$8.55		$9.04		$8.32	$9.32	$14.35
Income from investment operations:
Net investment income	0.07		0.19		0.11		0.12		0.12	0.16	0.17
Net realized and unrealized gain (loss)	1.15		2.55		1.20		(0.48)		0.72	(1.01)	(3.45)
Total from investment operations	1.22		2.74		1.31		(0.36)		0.84	(0.85)	(3.28)
Less distributions to shareholders:
Net investment income	(0.08)		(0.21)		(0.08)		(0.13)		(0.12)	(0.15)	(0.16)
Net realized gains	—		—		—		—		—	—	(1.32)
Tax return of capital	—		—		—		—		—	—	(0.27)
Total distributions to shareholders	(0.08)		(0.21)		(0.08)		(0.13)		(0.12)	(0.15)	(1.75)
Net asset value, end of period	$13.45		$12.31		$9.78		$8.55		$9.04	$8.32	$9.32
Total return	9.98%		28.38%		15.32%		(4.20%)		10.18%	(8.85%)	(25.07%)
Ratios to average net assets(b)
Total gross expenses	1.09	%(c)	1.11	%(d)	1.08	%(c)	1.10%		1.09%	0.91%	1.12%
Total net expenses(e)	1.08	%(c)(f)	1.08	%(d)(f)	1.08	%(c)	1.10	%(f)	1.09%	0.91%	1.12%
Net investment income	1.11	%(c)	1.77%		1.73	%(c)	1.23%		1.40%	2.28%	1.45%
Supplemental data
Net assets, end of period (in thousands)	$5		$4		$4		$3		$3	$3	$3
Portfolio turnover	55%		43%		16%		36%		34%	38%	31%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Diversified Equity Income Fund

Financial Highlights (continued)

Class Y	Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31, 2013(a)
Per share data
Net asset value, beginning of period	$12.38		$10.33
Income from investment operations:
Net investment income	0.10		0.14
Net realized and unrealized gain	1.16		2.04
Total from investment operations	1.26		2.18
Less distributions to shareholders:
Net investment income	(0.10)		(0.13)
Total distributions to shareholders	(0.10)		(0.13)
Net asset value, end of period	$13.54		$12.38
Total return	10.31%		21.23%
Ratios to average net assets(b)
Total gross expenses	0.64	%(c)	0.64	%(c)(d)
Total net expenses(e)	0.64	%(c)	0.64	%(c)(d)
Net investment income	1.59	%(c)	2.24	%(c)
Supplemental data
Net assets, end of period (in thousands)	$18,743		$3
Portfolio turnover	55%		43%

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to May 31, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Diversified Equity Income Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2013		Year Ended May 31,				Year Ended September 30,
Class Z	(Unaudited)		2013		2012(a)		2011		2010(b)
Per share data
Net asset value, beginning of period	$12.28		$9.76		$8.52		$9.03		$9.02
Income from investment operations:
Net investment income	0.08		0.22		0.13		0.17		0.01
Net realized and unrealized gain (loss)	1.15		2.54		1.20		(0.52)		—
Total from investment operations	1.23		2.76		1.33		(0.35)		0.01
Less distributions to shareholders:
Net investment income	(0.09)		(0.24)		(0.09)		(0.16)		—
Total distributions to shareholders	(0.09)		(0.24)		(0.09)		(0.16)		—
Net asset value, end of period	$13.42		$12.28		$9.76		$8.52		$9.03
Total return	10.13%		28.69%		15.62%		(4.06%)		0.11%
Ratios to average net assets(c)
Total gross expenses	0.85	%(d)	0.89	%(e)	0.82	%(d)	0.87%		1.02	%(d)
Total net expenses(f)	0.83	%(d)(g)	0.83	%(e)(g)	0.82	%(d)	0.87	%(g)	1.02	%(d)
Net investment income	1.32	%(d)	2.03%		2.00	%(d)	1.77%		9.89	%(d)
Supplemental data
Net assets, end of period (in thousands)	$21,148		$54,418		$69,694		$58,213		$3
Portfolio turnover	55%		43%		16%		36%		34%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)  For the period from September 27, 2010 (commencement of operations) to September 30, 2010.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Diversified Equity Income Fund

Notes to Financial Statements

November 30, 2013 (Unaudited)

Note 1. Organization

Columbia Diversified Equity Income Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class W, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other eligible investors.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain other eligible investors.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans.

Class Z shares are not subject to sales charges and are available only to certain eligible investors, which are subject to different investment minimums.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are

Semiannual Report 2013
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Columbia Diversified Equity Income Fund

Notes to Financial Statements (continued)

November 30, 2013 (Unaudited)

generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange traded funds (ETFs) and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on estimates made by the Fund's management if actual information has not yet been reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the BDCs, ETFs and REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Semiannual Report 2013
28

Columbia Diversified Equity Income Fund

Notes to Financial Statements (continued)

November 30, 2013 (Unaudited)

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.66% to 0.49% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended November 30, 2013 was 0.57% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended November 30, 2013 was 0.05% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended November 30, 2013, other expenses paid to this company were $3,266.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

Semiannual Report 2013
29

Columbia Diversified Equity Income Fund

Notes to Financial Statements (continued)

November 30, 2013 (Unaudited)

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Class Y shares are not subject to transfer agent fee through April 30, 2014.

For the six months ended November 30, 2013, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.20%
Class B	0.20
Class C	0.20
Class K	0.05
Class R	0.20
Class R4	0.20
Class R5	0.05
Class W	0.20
Class Z	0.21

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class' initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2013, these minimum account balance fees reduced total expenses by $100.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class W shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For

Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $8,821,000 and $712,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of September 30, 2013, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $644,321 for Class A, $11,986 for Class B, and $904 for Class C shares for the six months ended November 30, 2013.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), for the period disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Fee Rates Contractual through September 30, 2014
Class A	1.08%
Class B	1.83
Class C	1.83
Class I	0.68
Class K	0.98
Class R	1.33
Class R4	0.83
Class R5	0.73
Class W	1.08
Class Y	0.68
Class Z	0.83

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and

Semiannual Report 2013
30

Columbia Diversified Equity Income Fund

Notes to Financial Statements (continued)

November 30, 2013 (Unaudited)

non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At November 30, 2013, the cost of investments for federal income tax purposes was approximately $2,363,384,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$528,734,000
Unrealized depreciation	(3,272,000)
Net unrealized appreciation	$525,462,000

The following capital loss carryforward, determined as of May 31, 2013 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2018	$406,853,709

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $1,568,394,762 and $1,994,871,857, respectively, for the six months ended November 30, 2013.

Note 6. Redemption-in-Kind

Proceeds from the sales of securities for the Fund include the value of securities delivered through an in-kind redemption of certain fund shares. During the six months ended November 30, 2013, securities and other assets with a value of $49,569,498 were distributed to shareholders, to satisfy their redemption requests. The net realized gain on these securities was $8,309,013, which is not taxable to remaining shareholders in the Fund.

Note 7. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends — affiliated issuers" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 8. Shareholder Concentration

At November 30, 2013, affiliated shareholder accounts owned 23.8% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 9. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. (JPMorgan) whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum. The commitment fee is included in other expenses in the Statement of Operations.

Effective December 10, 2013, the Fund extended its revolving credit facility with JPMorgan. The credit facility agreement, as amended, continues to permit collective borrowings up to $500 million under the same terms and interest rates as

Semiannual Report 2013
31

Columbia Diversified Equity Income Fund

Notes to Financial Statements (continued)

November 30, 2013 (Unaudited)

described above. Effective December 10, 2013, the Fund pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended November 30, 2013.

Note 10. Significant Risks

Financial Sector Risk

Sector risk occurs when a fund invests a significant portion of its assets in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making a fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The Fund may be more susceptible to the particular risks that may affect companies in the financials sector than if it were invested in a wider variety of companies in unrelated sectors.

Note 11. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 12. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2013
32

Columbia Diversified Equity Income Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013
33

Columbia Diversified Equity Income Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR138_05_D01_(01/14)

Semiannual Report

November 30, 2013

Columbia Dividend Opportunity Fund

Not FDIC insured • No bank guarantee • May lose value

President's Message

Dear Shareholders,

A market rally led by equities

Despite threats of military action in Syria, rumblings from Iran and an impending showdown over the debt ceiling here at home, the U.S. financial markets delivered positive results in the third quarter of 2013. Stocks outperformed bonds by a substantial margin. Still, robust growth continued to elude the U.S. economy, which merely plodded along. New job growth was solid but not spectacular. Consumer spending remained steady, but the only obvious beneficiary was the auto industry. Gains in the housing market met some headwinds, as mortgage rates rose and sales slipped somewhat. Nevertheless, the recovery in housing remained intact.

The Federal Reserve (the Fed) unsettled investors with a hint that it was ready to taper its purchase of U.S. Treasury and mortgage securities. However, its failure to take any action in a September meeting rallied stocks to new highs and brought bonds back into positive territory for the quarter. Small-cap stocks were the U.S. market leaders. Growth outperformed value in a quarter dominated by the materials, industrials and consumer discretionary sectors. Developed markets led the global rally, driven by strengthening economic conditions in the eurozone. Certain emerging stock markets, including China's, bounced back with returns in line with those of the United States. India and Indonesia were exceptions to that trend, as fears of the Fed's tapering efforts rattled investors in both countries.

Improved risk appetites boosted fixed income

Following a weak second quarter, the fixed-income markets made up some ground in the third quarter of 2013. As yields fell, bond prices rallied enough to push returns on non-Treasury sectors into positive territory. Risk appetites improved in response to continued liquidity from the Fed. Against this backdrop, U.S. high-yield and foreign bonds led the fixed-income markets, along with mortgage-backed securities and emerging market bonds. The U.S. municipal bond market was the exception, as it slipped into negative territory in the final week of the period, pressured by heightened concerns over Puerto Rico, potential municipal bankruptcies and continued fund redemptions.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success and, most importantly, that of our investors, are highly talented industry professionals, brought together by a unique way of working. At Columbia Management, reaching our performance goals matters, and how we reach them matters just as much.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, offering insights on current market events and investment opportunities

>  Detailed up-to-date fund performance and portfolio information

>  Quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investing involves risk including the risk of loss of principal.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2013

Columbia Dividend Opportunity Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	11
Statement of Operations	13
Statement of Changes in Net Assets	14
Financial Highlights	17
Notes to Financial Statements	28
Important Information About This Report	37

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia Dividend Opportunity Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Dividend Opportunity Fund (the Fund) Class A shares returned 8.77% excluding sales charges for the six months ended November 30, 2013.

>  The Fund underperformed its benchmark, the Russell 1000 Value Index, which returned 10.54% during the same time period.

Average Annual Total Returns (%) (for period ended November 30, 2013)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	08/01/88
Excluding sales charges		8.77	25.00	17.86	9.09
Including sales charges		2.51	17.83	16.49	8.45
Class B	03/20/95
Excluding sales charges		8.21	23.95	16.99	8.26
Including sales charges		3.21	18.95	16.78	8.26
Class C	06/26/00
Excluding sales charges		8.28	23.91	16.99	8.26
Including sales charges		7.28	22.91	16.99	8.26
Class I*	03/04/04	8.97	25.41	18.38	9.54
Class K	03/20/95	8.81	25.20	18.07	9.33
Class R*	08/01/08	8.53	24.61	17.55	8.80
Class R4*	11/08/12	8.79	25.30	17.91	9.11
Class R5*	08/01/08	8.83	25.36	18.34	9.31
Class W*	12/01/06	8.65	24.89	17.87	9.06
Class Y*	11/08/12	8.96	25.37	17.95	9.13
Class Z*	09/27/10	8.88	25.22	18.05	9.17
Russell 1000 Value Index		10.54	31.92	16.40	7.96

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2013
2

Columbia Dividend Opportunity Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at November 30, 2013)
General Electric Co.	3.7
Chevron Corp.	3.5
JPMorgan Chase & Co.	3.2
Wells Fargo & Co.	3.0
Johnson & Johnson	3.0
Pfizer, Inc.	2.9
AT&T, Inc.	2.1
Procter & Gamble Co. (The)	2.0
Lorillard, Inc.	2.0
Packaging Corp. of America	1.7

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at November 30, 2013)
Common Stocks	94.7
Consumer Discretionary	7.1
Consumer Staples	9.7
Energy	10.0
Financials	13.6
Health Care	15.4
Industrials	9.9
Information Technology	8.7
Materials	4.8
Telecommunication Services	9.3
Utilities	6.2
Convertible Bonds	0.1
Convertible Preferred Stocks	0.5
Consumer Discretionary	0.2
Financials	0.1
Materials	0.2
Equity-Linked Notes	3.9
Money Market Funds	0.8
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Steve Schroll

Paul Stocking

Dean Ramos, CFA

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2014 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2013
3

Columbia Dividend Opportunity Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

June 1, 2013 – November 30, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,087.70	1,019.85	5.31	5.14	1.02
Class B	1,000.00	1,000.00	1,082.10	1,016.11	9.19	8.90	1.77
Class C	1,000.00	1,000.00	1,082.80	1,016.11	9.19	8.90	1.77
Class I	1,000.00	1,000.00	1,089.70	1,021.94	3.13	3.02	0.60
Class K	1,000.00	1,000.00	1,088.10	1,020.44	4.69	4.53	0.90
Class R	1,000.00	1,000.00	1,085.30	1,018.60	6.60	6.39	1.27
Class R4	1,000.00	1,000.00	1,087.90	1,021.04	4.06	3.93	0.78
Class R5	1,000.00	1,000.00	1,088.30	1,021.64	3.44	3.33	0.66
Class W	1,000.00	1,000.00	1,086.50	1,019.90	5.25	5.09	1.01
Class Y	1,000.00	1,000.00	1,089.60	1,021.89	3.18	3.07	0.61
Class Z	1,000.00	1,000.00	1,088.80	1,021.09	4.01	3.88	0.77

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Semiannual Report 2013
4

Columbia Dividend Opportunity Fund

Portfolio of Investments

November 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 94.5%

Issuer	Shares	Value ($)
Consumer Discretionary 7.1%
Automobiles 1.6%
Daimler AG, Registered Shares	602,608	49,948,281
Ford Motor Co.	2,754,946	47,054,478
Total		97,002,759
Hotels, Restaurants & Leisure 1.8%
Las Vegas Sands Corp.	421,360	30,203,085
McDonald's Corp.	851,290	82,890,107
Total		113,093,192
Household Durables 0.8%
Leggett & Platt, Inc.	1,567,089	47,341,759
Media 2.9%
Gannett Co., Inc.	1,787,875	48,379,898
National CineMedia, Inc.	1,664,154	31,036,472
Reed Elsevier NV	1,441,124	30,782,913
Regal Entertainment Group, Class A	2,009,119	39,137,638
Time Warner, Inc.	460,726	30,274,305
Total		179,611,226
Total Consumer Discretionary		437,048,936
Consumer Staples 9.6%
Beverages 1.0%
Coca-Cola Co. (The)	1,480,891	59,517,009
Food & Staples Retailing 0.5%
SYSCO Corp.	989,437	33,274,766
Food Products 2.0%
ConAgra Foods, Inc.	821,800	27,111,182
Kellogg Co.	198,772	12,053,534
Kraft Foods Group, Inc.	1,069,277	56,799,994
Mondelez International, Inc., Class A	748,798	25,107,197
Total		121,071,907
Household Products 2.5%
Procter & Gamble Co. (The)	1,471,283	123,911,455
Reckitt Benckiser Group PLC	392,259	31,508,577
Total		155,420,032
Tobacco 3.6%
Altria Group, Inc.	1,302,830	48,178,654
Lorillard, Inc.	2,374,161	121,865,684
Philip Morris International, Inc.	619,948	53,030,352
Total		223,074,690
Total Consumer Staples		592,358,404

Common Stocks (continued)

Issuer	Shares	Value ($)
Energy 10.0%
Energy Equipment & Services 1.0%
Seadrill Ltd.	1,387,920	59,278,063
Oil, Gas & Consumable Fuels 9.0%
Chevron Corp.	1,747,427	213,954,962
ConocoPhillips	1,336,001	97,260,873
Enbridge Energy Management LLC(a)(b)	57,216	33
Enbridge, Inc.	1,110,335	45,901,249
Kinder Morgan Management LLC(a)	2,471	2
Newfield Exploration Co.(b)	1	28
Occidental Petroleum Corp.	1,034,668	98,252,073
Phillips 66	522,833	36,394,405
Ship Finance International Ltd.	904,799	15,291,103
Spectra Energy Corp.	1,196,327	40,136,771
Williams Companies, Inc. (The)	147,872	5,208,052
Total		552,399,551
Total Energy		611,677,614
Financials 13.6%
Capital Markets 1.6%
BlackRock, Inc.	248,486	75,229,137
New Mountain Finance Corp.	1,550,934	23,372,575
Total		98,601,712
Commercial Banks 8.0%
Bank of Montreal	923,421	64,408,615
Fifth Third Bancorp	1,527,974	31,048,432
M&T Bank Corp.	635,628	73,326,046
National Australia Bank Ltd.	547,466	17,243,992
Toronto-Dominion Bank (The)	343,851	31,431,420
U.S. Bancorp	2,282,284	89,511,178
Wells Fargo & Co.	4,173,723	183,727,286
Total		490,696,969
Diversified Financial Services 3.2%
JPMorgan Chase & Co.	3,444,437	197,090,685
Insurance 0.5%
MetLife, Inc.	118,749	6,197,510
PartnerRe Ltd.	216,831	22,311,910
Total		28,509,420
Real Estate Investment Trusts (REITs) 0.3%
Omega Healthcare Investors, Inc.	622,804	20,359,463
Total Financials		835,258,249

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
5

Columbia Dividend Opportunity Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Health Care 15.5%
Health Care Equipment & Supplies 0.6%
Medtronic, Inc.	576,668	33,054,610
Health Care Providers & Services 0.3%
Cardinal Health, Inc.	289,419	18,696,467
Pharmaceuticals 14.6%
AbbVie, Inc.	1,354,555	65,628,190
Actavis PLC(b)	158,489	25,844,801
Bristol-Myers Squibb Co.	691,883	35,548,949
Eli Lilly & Co.	1,253,423	62,946,903
GlaxoSmithKline PLC, ADR	1,493,656	79,044,275
Johnson & Johnson	1,903,184	180,155,397
Merck & Co., Inc.	1,817,792	90,580,575
Novartis AG, ADR	696,175	55,081,366
Pfizer, Inc.	5,573,782	176,856,103
Roche Holding AG, ADR	964,218	67,543,471
Sanofi, ADR	1,106,614	58,462,418
Total		897,692,448
Total Health Care		949,443,525
Industrials 9.9%
Aerospace & Defense 2.2%
Honeywell International, Inc.	687,055	60,811,238
Lockheed Martin Corp.	514,739	72,923,074
Total		133,734,312
Commercial Services & Supplies 1.6%
RR Donnelley & Sons Co.	2,432,519	45,001,602
Waste Management, Inc.	751,005	34,305,908
West Corp.	818,479	18,849,571
Total		98,157,081
Electrical Equipment 1.0%
Eaton Corp. PLC	863,739	62,759,276
Industrial Conglomerates 4.1%
General Electric Co.	8,342,876	222,421,074
Siemens AG, ADR	227,567	30,066,152
Total		252,487,226
Machinery 0.7%
Illinois Tool Works, Inc.	512,946	40,820,243
Trading Companies & Distributors 0.3%
Fly Leasing Ltd., ADR	1,336,984	20,629,663
Total Industrials		608,587,801

Common Stocks (continued)

Issuer	Shares	Value ($)
Information Technology 8.6%
Communications Equipment 1.5%
Cisco Systems, Inc.	4,262,303	90,573,939
Computers & Peripherals 1.7%
Apple, Inc.	188,234	104,671,280
IT Services 0.4%
Paychex, Inc.	610,217	26,684,789
Semiconductors & Semiconductor Equipment 3.7%
Analog Devices, Inc.	829,131	39,980,697
Intel Corp.	3,127,124	74,550,636
Maxim Integrated Products, Inc.	529,684	15,085,400
Microchip Technology, Inc.	1,803,177	78,059,532
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,300,832	23,063,752
Total		230,740,017
Software 1.3%
CA, Inc.	756,177	24,953,841
Microsoft Corp.	1,381,683	52,683,573
Total		77,637,414
Total Information Technology		530,307,439
Materials 4.8%
Chemicals 1.3%
Dow Chemical Co. (The)	881,575	34,434,320
LyondellBasell Industries NV, Class A	597,624	46,124,620
Total		80,558,940
Containers & Packaging 2.1%
MeadWestvaco Corp.	594,020	20,856,042
Packaging Corp. of America	1,729,298	105,936,796
Total		126,792,838
Metals & Mining 0.2%
Southern Copper Corp.	479,032	12,023,703
Paper & Forest Products 1.2%
International Paper Co.	1,616,424	75,406,179
Total Materials		294,781,660
Telecommunication Services 9.3%
Diversified Telecommunication Services 8.3%
AT&T, Inc.	3,667,270	129,124,577
BCE, Inc.	1,082,417	47,832,007
BT Group PLC	7,072,509	43,131,618
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
6

Columbia Dividend Opportunity Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
CenturyLink, Inc.	2,326,883	71,435,308
Deutsche Telekom AG, ADR	5,835,397	92,724,458
Telefonica SA, ADR	1	16
Telstra Corp., Ltd.	8,300,629	38,189,811
Verizon Communications, Inc.	607,164	30,127,478
Vivendi SA	2,127,929	54,055,318
Total		506,620,591
Wireless Telecommunication Services 1.0%
Vodafone Group PLC, ADR	1,670,175	61,946,791
Total Telecommunication Services		568,567,382
Utilities 6.1%
Electric Utilities 2.3%
American Electric Power Co., Inc.	519,991	24,470,777
Duke Energy Corp.	779,615	54,541,865
PPL Corp.	1,045,982	32,122,107
Terna Rete Elettrica Nazionale SpA	6,538,100	31,573,651
Total		142,708,400
Multi-Utilities 3.8%
Ameren Corp.	814,709	29,207,318
Dominion Resources, Inc.	585,259	37,989,162
National Grid PLC	3,231,051	40,974,000
PG&E Corp.	721,952	29,145,202
Public Service Enterprise Group, Inc.	591,160	19,325,020
SCANA Corp.	219,210	10,340,136
Sempra Energy	467,220	41,320,937
TECO Energy, Inc.	1,553,538	26,472,287
Total		234,774,062
Total Utilities		377,482,462
Total Common Stocks (Cost: $4,845,482,421)		5,805,513,472

Convertible Preferred Stocks 0.5%

Consumer Discretionary 0.2%
Automobiles 0.2%
General Motors Co., 4.750%	217,495	11,531,585
Total Consumer Discretionary		11,531,585

Convertible Preferred Stocks (continued)

Issuer	Shares	Value ($)
Financials 0.1%
Insurance 0.1%
MetLife, Inc., 5.000%	209,992	6,480,353
Total Financials		6,480,353
Materials 0.2%
Metals & Mining 0.2%
ArcelorMittal 6.00%	495,415	12,509,229
Total Materials		12,509,229
Total Convertible Preferred Stocks (Cost: $27,787,910)		30,521,167

Convertible Bonds 0.1%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Building Materials 0.1%
Cemex SAB de CV Subordinated Notes 03/15/18	3.750%	3,024,000	3,876,390
Total Convertible Bonds (Cost: $3,024,000)			3,876,390

Equity-Linked Notes 3.8%

Issuer	Coupon Rate	Shares	Value ($)
Goldman Sachs Group, Inc. (The)(c) Senior Unsecured (linked to common stock of Bank of America Corp.) 05/20/14	5.000%	5,226,200	79,117,456
(linked to common stock of Boston Scientific Corp.) 12/12/13	7.000%	5,055,200	58,635,517
(linked to common stock of Walgeen Co.) 03/03/14	4.000%	707,650	41,648,359
(linked to common stock of Williams Companies, Inc. (The)) 12/17/13	8.900%	1,661,000	58,066,633
Total Equity-Linked Notes (Cost: $235,813,761)			237,467,965

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
7

Columbia Dividend Opportunity Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Money Market Funds 0.8%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.094%(d)(e)	49,716,901	49,716,901

Total Money Market Funds (Cost: $49,716,901)	49,716,901
Total Investments (Cost: $5,161,824,993)	6,127,095,895
Other Assets & Liabilities, Net	17,275,324
Net Assets	6,144,371,219

Notes to Portfolio of Investments

(a)  Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at November 30, 2013 was $35, representing less than 0.01% of net assets. Information concerning such security holdings at November 30, 2013 is as follows:

Security Description	Acquisition Dates	Cost ($)
Enbridge Energy Management LLC	04/22/09	11
Kinder Morgan Management LLC	11/18/05	—

(b)  Non-income producing.

(c)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2013, the value of these securities amounted to $237,467,965 or 3.86% of net assets.

(d)  The rate shown is the seven-day current annualized yield at November 30, 2013.

(e)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	168,075,571	911,823,846	(1,030,182,516)	49,716,901	75,676	49,716,901

Abbreviation Legend

ADR  American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
8

Columbia Dividend Opportunity Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Fair Value Measurements (continued)

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
9

Columbia Dividend Opportunity Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at November 30, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	356,317,742	80,731,194	—	437,048,936
Consumer Staples	560,849,827	31,508,577	—	592,358,404
Energy	611,677,579	35	—	611,677,614
Financials	818,014,257	17,243,992	—	835,258,249
Health Care	949,443,525	—	—	949,443,525
Industrials	608,587,801	—	—	608,587,801
Information Technology	530,307,439	—	—	530,307,439
Materials	294,781,660	—	—	294,781,660
Telecommunication Services	433,190,635	135,376,747	—	568,567,382
Utilities	304,934,811	72,547,651	—	377,482,462
Convertible Preferred Stocks
Consumer Discretionary	11,531,585	—	—	11,531,585
Financials	6,480,353	—	—	6,480,353
Materials	12,509,229	—	—	12,509,229
Total Equity Securities	5,498,626,443	337,408,196	—	5,836,034,639
Bonds
Convertible Bonds	—	3,876,390	—	3,876,390
Total Bonds	—	3,876,390	—	3,876,390
Other
Equity-Linked Notes	—	237,467,965	—	237,467,965
Total Other	—	237,467,965	—	237,467,965
Mutual Funds
Money Market Funds	49,716,901	—	—	49,716,901
Total Mutual Funds	49,716,901	—	—	49,716,901
Total	5,548,343,344	578,752,551	—	6,127,095,895

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
10

Columbia Dividend Opportunity Fund

Statement of Assets and Liabilities

November 30, 2013 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $5,112,108,092)	$6,077,378,994
Affiliated issuers (identified cost $49,716,901)	49,716,901
Total investments (identified cost $5,161,824,993)	6,127,095,895
Receivable for:
Investments sold	29,389,977
Capital shares sold	5,725,000
Dividends	22,229,038
Interest	23,625
Reclaims	577,293
Prepaid expenses	3,591
Other assets	8,077
Total assets	6,185,052,496
Liabilities
Payable for:
Investments purchased	34,760,524
Capital shares purchased	4,620,160
Investment management fees	181,149
Distribution and/or service fees	80,729
Transfer agent fees	768,293
Administration fees	15,534
Plan administration fees	815
Compensation of board members	111,184
Other expenses	142,889
Total liabilities	40,681,277
Net assets applicable to outstanding capital stock	$6,144,371,219
Represented by
Paid-in capital	$5,061,497,983
Undistributed net investment income	15,797,938
Accumulated net realized gain	101,826,125
Unrealized appreciation (depreciation) on:
Investments	965,270,902
Foreign currency translations	(21,729)
Total — representing net assets applicable to outstanding capital stock	$6,144,371,219

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
11

Columbia Dividend Opportunity Fund

Statement of Assets and Liabilities (continued)

November 30, 2013 (Unaudited)

Class A
Net assets	$4,068,988,936
Shares outstanding	386,164,193
Net asset value per share	$10.54
Maximum offering price per share(a)	$11.18
Class B
Net assets	$46,061,867
Shares outstanding	4,406,773
Net asset value per share	$10.45
Class C
Net assets	$396,934,903
Shares outstanding	38,265,056
Net asset value per share	$10.37
Class I
Net assets	$191,938,023
Shares outstanding	18,141,523
Net asset value per share	$10.58
Class K
Net assets	$3,859,487
Shares outstanding	364,959
Net asset value per share	$10.58
Class R
Net assets	$24,217,599
Shares outstanding	2,300,372
Net asset value per share	$10.53
Class R4
Net assets	$47,339,811
Shares outstanding	4,440,347
Net asset value per share	$10.66
Class R5
Net assets	$266,586,956
Shares outstanding	25,186,130
Net asset value per share	$10.58
Class W
Net assets	$386,182
Shares outstanding	36,605
Net asset value per share	$10.55
Class Y
Net assets	$30,717,648
Shares outstanding	2,876,439
Net asset value per share	$10.68
Class Z
Net assets	$1,067,339,807
Shares outstanding	100,992,372
Net asset value per share	$10.57

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
12

Columbia Dividend Opportunity Fund

Statement of Operations

Six Months Ended November 30, 2013 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$105,705,670
Dividends — affiliated issuers	75,676
Interest	56,387
Foreign taxes withheld	(307,553)
Total income	105,530,180
Expenses:
Investment management fees	16,222,103
Distribution and/or service fees
Class A	4,873,975
Class B	240,266
Class C	1,764,852
Class R	49,568
Class W	73,301
Transfer agent fees
Class A	3,262,911
Class B	40,212
Class C	295,427
Class K	993
Class R	16,596
Class R4	25,058
Class R5	55,804
Class W	48,766
Class Z	890,498
Administration fees	1,392,643
Plan administration fees
Class K	4,963
Compensation of board members	62,271
Custodian fees	34,136
Printing and postage fees	224,649
Registration fees	141,639
Professional fees	43,058
Other	111,652
Total expenses	29,875,341
Expense reductions	(60)
Total net expenses	29,875,281
Net investment income	75,654,899
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	121,485,153
Foreign currency translations	(71,519)
Net realized gain	121,413,634
Net change in unrealized appreciation (depreciation) on:
Investments	315,411,576
Foreign currency translations	(2,373)
Net change in unrealized appreciation (depreciation)	315,409,203
Net realized and unrealized gain	436,822,837
Net increase in net assets resulting from operations	$512,477,736

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
13

Columbia Dividend Opportunity Fund

Statement of Changes in Net Assets

	Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013(a)
Operations
Net investment income	$75,654,899	$163,523,037
Net realized gain	121,413,634	283,877,443
Net change in unrealized appreciation (depreciation)	315,409,203	634,120,584
Net increase in net assets resulting from operations	512,477,736	1,081,521,064
Distributions to shareholders
Net investment income
Class A	(54,101,404)	(105,414,371)
Class B	(515,842)	(1,423,376)
Class C	(3,589,338)	(5,608,504)
Class I	(4,986,872)	(12,236,307)
Class K	(57,820)	(142,653)
Class R	(243,879)	(369,086)
Class R4	(366,855)	(1,174)
Class R5	(3,390,970)	(1,374,104)
Class W	(771,762)	(919,601)
Class Y	(321,952)	(52)
Class Z	(16,222,250)	(33,854,122)
Total distributions to shareholders	(84,568,944)	(161,343,350)
Increase (decrease) in net assets from capital stock activity	(94,422,051)	995,260,431
Total increase in net assets	333,486,741	1,915,438,145
Net assets at beginning of period	5,810,884,478	3,895,446,333
Net assets at end of period	$6,144,371,219	$5,810,884,478
Undistributed net investment income	$15,797,938	$24,711,983

(a) Class R4 and Class Y shares are for the period from November 8, 2012 (commencement of operations) to May 31, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
14

Columbia Dividend Opportunity Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31, 2013(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(b)	52,175,831	524,584,310	121,006,160	1,087,791,482
Distributions reinvested	5,412,499	52,807,753	11,872,440	102,879,545
Redemptions	(48,221,183)	(488,281,880)	(82,959,653)	(747,875,767)
Net increase	9,367,147	89,110,183	49,918,947	442,795,260
Class B shares
Subscriptions	243,314	2,423,383	742,215	6,556,933
Distributions reinvested	52,559	507,831	164,037	1,401,205
Redemptions(b)	(1,365,179)	(13,677,372)	(2,459,157)	(21,158,703)
Net decrease	(1,069,306)	(10,746,158)	(1,552,905)	(13,200,565)
Class C shares
Subscriptions	7,512,452	74,419,088	16,683,739	148,623,655
Distributions reinvested	329,057	3,167,031	573,684	4,899,244
Redemptions	(1,930,580)	(19,140,195)	(2,741,597)	(24,306,219)
Net increase	5,910,929	58,445,924	14,515,826	129,216,680
Class I shares
Subscriptions	984,546	9,792,407	2,124,790	19,113,653
Distributions reinvested	510,124	4,986,628	1,408,830	12,235,792
Redemptions	(14,934,523)	(157,360,693)	(9,457,609)	(88,619,088)
Net decrease	(13,439,853)	(142,581,658)	(5,923,989)	(57,269,643)
Class K shares
Subscriptions	31,126	314,164	93,331	836,391
Distributions reinvested	5,916	57,820	16,410	142,653
Redemptions	(74,493)	(759,872)	(154,988)	(1,432,690)
Net decrease	(37,451)	(387,888)	(45,247)	(453,646)
Class R shares
Subscriptions	738,747	7,450,694	1,631,583	14,528,806
Distributions reinvested	20,979	204,851	32,048	279,227
Redemptions	(227,641)	(2,288,417)	(554,588)	(5,052,577)
Net increase	532,085	5,367,128	1,109,043	9,755,456
Class R4 shares
Subscriptions	3,450,611	35,097,494	1,275,705	12,543,935
Distributions reinvested	36,731	366,655	117	1,123
Redemptions	(275,612)	(2,834,968)	(47,205)	(470,013)
Net increase	3,211,730	32,629,181	1,228,617	12,075,045

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
15

Columbia Dividend Opportunity Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31, 2013(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class R5 shares
Subscriptions	7,980,749	80,480,760	17,880,082	171,582,783
Distributions reinvested	298,696	2,929,142	59,928	519,067
Redemptions	(2,484,594)	(25,089,226)	(2,319,719)	(21,582,194)
Net increase	5,794,851	58,320,676	15,620,291	150,519,656
Class W shares
Subscriptions	633,590	6,355,625	11,825,762	109,416,279
Distributions reinvested	79,392	771,683	103,965	919,426
Redemptions	(13,709,776)	(140,295,780)	(1,144,750)	(10,685,646)
Net increase (decrease)	(12,996,794)	(133,168,472)	10,784,977	99,650,059
Class Y shares
Subscriptions	2,695,751	27,285,769	410,786	4,183,780
Distributions reinvested	24,238	245,811	—	—
Redemptions	(251,421)	(2,575,508)	(2,915)	(29,854)
Net increase	2,468,568	24,956,072	407,871	4,153,926
Class Z shares
Subscriptions	13,489,598	135,978,504	64,614,431	574,902,235
Distributions reinvested	1,383,285	13,516,750	3,381,849	29,468,155
Redemptions	(22,283,191)	(225,862,293)	(41,821,178)	(386,352,187)
Net increase (decrease)	(7,410,308)	(76,367,039)	26,175,102	218,018,203
Total net increase (decrease)	(7,668,402)	(94,422,051)	112,238,533	995,260,431

(a) Class R4 and Class Y shares are for the period from November 8, 2012 (commencement of operations) to May 31, 2013.

(b) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
16

Columbia Dividend Opportunity Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended November 30, 2013		Year Ended May 31,				Year Ended June 30,
Class A	(Unaudited)		2013		2012(a)		2011	2010	2009	2008
Per share data
Net asset value, beginning of period	$9.83		$8.14		$8.31		$6.31	$5.58	$7.72	$9.65
Income from investment operations:
Net investment income	0.12		0.30		0.26		0.31	0.23	0.25	0.30
Net realized and unrealized gain (loss)	0.73		1.69		(0.22)		1.98	0.76	(2.10)	(1.96)
Total from investment operations	0.85		1.99		0.04		2.29	0.99	(1.85)	(1.66)
Less distributions to shareholders:
Net investment income	(0.14)		(0.30)		(0.21)		(0.29)	(0.26)	(0.29)	(0.27)
Total distributions to shareholders	(0.14)		(0.30)		(0.21)		(0.29)	(0.26)	(0.29)	(0.27)
Net asset value, end of period	$10.54		$9.83		$8.14		$8.31	$6.31	$5.58	$7.72
Total return	8.77%		25.05%		0.58%		36.74%	17.60%	(23.98%)	(17.46%)
Ratios to average net assets(b)
Total gross expenses	1.02	%(c)	1.05%		1.08	%(c)	1.16%	1.20%	1.13%	1.11%
Total net expenses(d)	1.02	%(c)(e)	1.05	%(e)	1.08	%(c)(e)	1.16%	1.16%	1.03%	1.11%
Net investment income	2.48	%(c)	3.32%		3.49	%(c)	4.01%	3.51%	4.23%	3.31%
Supplemental data
Net assets, end of period (in thousands)	$4,068,989		$3,705,617		$2,660,013		$1,630,280	$883,208	$793,421	$1,166,836
Portfolio turnover	22%		62%		28%		105%	23%	21%	20%

Notes to Financial Highlights

(a)  For the period from July 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from June 30 to May 31.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
17

Columbia Dividend Opportunity Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2013		Year Ended May 31,				Year Ended June 30,
Class B	(Unaudited)		2013		2012(a)		2011	2010	2009	2008
Per share data
Net asset value, beginning of period	$9.76		$8.08		$8.26		$6.27	$5.54	$7.67	$9.59
Income from investment operations:
Net investment income	0.09		0.23		0.20		0.27	0.18	0.21	0.22
Net realized and unrealized gain (loss)	0.70		1.69		(0.22)		1.95	0.76	(2.10)	(1.94)
Total from investment operations	0.79		1.92		(0.02)		2.22	0.94	(1.89)	(1.72)
Less distributions to shareholders:
Net investment income	(0.10)		(0.24)		(0.16)		(0.23)	(0.21)	(0.24)	(0.20)
Total distributions to shareholders	(0.10)		(0.24)		(0.16)		(0.23)	(0.21)	(0.24)	(0.20)
Net asset value, end of period	$10.45		$9.76		$8.08		$8.26	$6.27	$5.54	$7.67
Total return	8.21%		24.21%		(0.14%)		35.72%	16.79%	(24.60%)	(18.15%)
Ratios to average net assets(b)
Total gross expenses	1.77	%(c)	1.80%		1.83	%(c)	1.92%	1.96%	1.89%	1.87%
Total net expenses(d)	1.77	%(c)(e)	1.80	%(e)	1.83	%(c)(e)	1.91%	1.92%	1.79%	1.87%
Net investment income	1.73	%(c)	2.58%		2.68	%(c)	3.50%	2.73%	3.45%	2.48%
Supplemental data
Net assets, end of period (in thousands)	$46,062		$53,428		$56,776		$65,777	$68,145	$91,922	$171,163
Portfolio turnover	22%		62%		28%		105%	23%	21%	20%

Notes to Financial Highlights

(a)  For the period from July 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from June 30 to May 31.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
18

Columbia Dividend Opportunity Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2013		Year Ended May 31,				Year Ended June 30,
Class C	(Unaudited)		2013		2012(a)		2011	2010	2009	2008
Per share data
Net asset value, beginning of period	$9.68		$8.02		$8.22		$6.25	$5.53	$7.65	$9.57
Income from investment operations:
Net investment income	0.09		0.23		0.20		0.25	0.18	0.20	0.23
Net realized and unrealized gain (loss)	0.70		1.68		(0.23)		1.96	0.76	(2.07)	(1.95)
Total from investment operations	0.79		1.91		(0.03)		2.21	0.94	(1.87)	(1.72)
Less distributions to shareholders:
Net investment income	(0.10)		(0.25)		(0.17)		(0.24)	(0.22)	(0.25)	(0.20)
Total distributions to shareholders	(0.10)		(0.25)		(0.17)		(0.24)	(0.22)	(0.25)	(0.20)
Net asset value, end of period	$10.37		$9.68		$8.02		$8.22	$6.25	$5.53	$7.65
Total return	8.28%		24.25%		(0.25%)		35.71%	16.77%	(24.51%)	(18.15%)
Ratios to average net assets(b)
Total gross expenses	1.77	%(c)	1.80%		1.84	%(c)	1.91%	1.95%	1.88%	1.87%
Total net expenses(d)	1.77	%(c)(e)	1.80	%(e)	1.84	%(c)(e)	1.90%	1.91%	1.78%	1.87%
Net investment income	1.74	%(c)	2.56%		2.76	%(c)	3.26%	2.77%	3.46%	2.56%
Supplemental data
Net assets, end of period (in thousands)	$396,935		$313,275		$143,150		$52,281	$21,354	$14,770	$21,336
Portfolio turnover	22%		62%		28%		105%	23%	21%	20%

Notes to Financial Highlights

(a)  For the period from July 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from June 30 to May 31.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
19

Columbia Dividend Opportunity Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2013		Year Ended May 31,			Year Ended June 30,
Class I	(Unaudited)		2013	2012(a)		2011	2010	2009	2008
Per share data
Net asset value, beginning of period	$9.87		$8.17	$8.34		$6.32	$5.59	$7.73	$9.67
Income from investment operations:
Net investment income	0.15		0.34	0.29		0.35	0.26	0.27	0.33
Net realized and unrealized gain (loss)	0.72		1.70	(0.23)		1.99	0.76	(2.10)	(1.97)
Total from investment operations	0.87		2.04	0.06		2.34	1.02	(1.83)	(1.64)
Less distributions to shareholders:
Net investment income	(0.16)		(0.34)	(0.23)		(0.32)	(0.29)	(0.31)	(0.30)
Total distributions to shareholders	(0.16)		(0.34)	(0.23)		(0.32)	(0.29)	(0.31)	(0.30)
Net asset value, end of period	$10.58		$9.87	$8.17		$8.34	$6.32	$5.59	$7.73
Total return	8.97%		25.59%	0.90%		37.51%	18.06%	(23.66%)	(17.19%)
Ratios to average net assets(b)
Total gross expenses	0.60	%(c)	0.62%	0.66	%(c)	0.75%	0.75%	0.66%	0.72%
Total net expenses(d)	0.60	%(c)	0.62%	0.66	%(c)	0.75%	0.72%	0.66%	0.72%
Net investment income	2.87	%(c)	3.76%	3.90	%(c)	4.58%	3.94%	4.60%	3.70%
Supplemental data
Net assets, end of period (in thousands)	$191,938		$311,786	$306,301		$232,481	$165,701	$158,905	$196,678
Portfolio turnover	22%		62%	28%		105%	23%	21%	20%

Notes to Financial Highlights

(a)  For the period from July 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from June 30 to May 31.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
20

Columbia Dividend Opportunity Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2013		Year Ended May 31,			Year Ended June 30,
Class K	(Unaudited)		2013	2012(a)		2011	2010	2009	2008
Per share data
Net asset value, beginning of period	$9.87		$8.17	$8.34		$6.33	$5.59	$7.74	$9.67
Income from investment operations:
Net investment income	0.13		0.31	0.27		0.32	0.24	0.27	0.33
Net realized and unrealized gain (loss)	0.73		1.71	(0.23)		1.99	0.77	(2.11)	(1.95)
Total from investment operations	0.86		2.02	0.04		2.31	1.01	(1.84)	(1.62)
Less distributions to shareholders:
Net investment income	(0.15)		(0.32)	(0.21)		(0.30)	(0.27)	(0.31)	(0.31)
Total distributions to shareholders	(0.15)		(0.32)	(0.21)		(0.30)	(0.27)	(0.31)	(0.31)
Net asset value, end of period	$10.58		$9.87	$8.17		$8.34	$6.33	$5.59	$7.74
Total return	8.81%		25.25%	0.68%		36.95%	17.90%	(23.86%)	(17.00%)
Ratios to average net assets(b)
Total gross expenses	0.90	%(c)	0.90%	0.94	%(c)	1.01%	1.06%	0.96%	1.02%
Total net expenses(d)	0.90	%(c)	0.90%	0.94	%(c)	1.01%	1.02%	0.75%	0.76%
Net investment income	2.60	%(c)	3.47%	3.60	%(c)	4.05%	3.65%	4.50%	3.62%
Supplemental data
Net assets, end of period (in thousands)	$3,859		$3,972	$3,656		$3,795	$1,456	$490	$884
Portfolio turnover	22%		62%	28%		105%	23%	21%	20%

Notes to Financial Highlights

(a)  For the period from July 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from June 30 to May 31.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
21

Columbia Dividend Opportunity Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2013		Year Ended May 31,				Year Ended June 30,
Class R	(Unaudited)		2013		2012(a)		2011	2010	2009(b)
Per share data
Net asset value, beginning of period	$9.83		$8.14		$8.33		$6.32	$5.59	$7.67
Income from investment operations:
Net investment income	0.11		0.28		0.25		0.29	0.25	0.23
Net realized and unrealized gain (loss)	0.72		1.70		(0.24)		1.99	0.72	(2.03)
Total from investment operations	0.83		1.98		0.01		2.28	0.97	(1.80)
Less distributions to shareholders:
Net investment income	(0.13)		(0.29)		(0.20)		(0.27)	(0.24)	(0.28)
Total distributions to shareholders	(0.13)		(0.29)		(0.20)		(0.27)	(0.24)	(0.28)
Net asset value, end of period	$10.53		$9.83		$8.14		$8.33	$6.32	$5.59
Total return	8.53%		24.84%		0.31%		36.53%	17.19%	(23.53%)
Ratios to average net assets(c)
Total gross expenses	1.27	%(d)	1.30%		1.32	%(d)	1.42%	1.58%	1.46	%(d)
Total net expenses(e)	1.27	%(d)(f)	1.30	%(f)	1.32	%(d)(f)	1.42%	1.51%	1.33	%(d)
Net investment income	2.25	%(d)	3.05%		3.36	%(d)	3.79%	3.76%	4.23	%(d)
Supplemental data
Net assets, end of period (in thousands)	$24,218		$17,375		$5,365		$464	$196	$4
Portfolio turnover	22%		62%		28%		105%	23%	21%

Notes to Financial Highlights

(a)  For the period from July 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from June 30 to May 31.

(b)  For the period from August 1, 2008 (commencement of operations) to June 30, 2009.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
22

Columbia Dividend Opportunity Fund

Financial Highlights (continued)

Class R4	Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31, 2013(a)
Per share data
Net asset value, beginning of period	$9.95		$8.62
Income from investment operations:
Net investment income	0.14		0.20
Net realized and unrealized gain	0.72		1.31
Total from investment operations	0.86		1.51
Less distributions to shareholders:
Net investment income	(0.15)		(0.18)
Total distributions to shareholders	(0.15)		(0.18)
Net asset value, end of period	$10.66		$9.95
Total return	8.79%		17.71%
Ratios to average net assets(b)
Total gross expenses	0.78	%(c)	0.83	%(c)
Total net expenses(d)	0.78	%(c)(e)	0.83	%(c)
Net investment income	2.83	%(c)	3.64	%(c)
Supplemental data
Net assets, end of period (in thousands)	$47,340		$12,222
Portfolio turnover	22%		62%

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to May 31, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
23

Columbia Dividend Opportunity Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2013		Year Ended May 31,			Year Ended June 30,
Class R5	(Unaudited)		2013	2012(a)		2011	2010	2009(b)
Per share data
Net asset value, beginning of period	$9.88		$8.17	$8.34		$6.33	$5.59	$7.67
Income from investment operations:
Net investment income	0.14		0.33	0.29		0.32	0.28	0.26
Net realized and unrealized gain (loss)	0.72		1.72	(0.23)		2.01	0.75	(2.03)
Total from investment operations	0.86		2.05	0.06		2.33	1.03	(1.77)
Less distributions to shareholders:
Net investment income	(0.16)		(0.34)	(0.23)		(0.32)	(0.29)	(0.31)
Total distributions to shareholders	(0.16)		(0.34)	(0.23)		(0.32)	(0.29)	(0.31)
Net asset value, end of period	$10.58		$9.88	$8.17		$8.34	$6.33	$5.59
Total return	8.83%		25.68%	0.89%		37.27%	18.20%	(23.10%)
Ratios to average net assets(c)
Total gross expenses	0.66	%(d)	0.66%	0.67	%(d)	0.75%	0.82%	0.72	%(d)
Total net expenses(e)	0.66	%(d)	0.66%	0.67	%(d)	0.75%	0.78%	0.72	%(d)
Net investment income	2.87	%(d)	3.52%	3.88	%(d)	3.95%	4.05%	4.85	%(d)
Supplemental data
Net assets, end of period (in thousands)	$266,587		$191,577	$30,819		$21,589	$968	$4
Portfolio turnover	22%		62%	28%		105%	23%	21%

Notes to Financial Highlights

(a)  For the period from July 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from June 30 to May 31.

(b)  For the period from August 8, 2008 (commencement of operations) to June 30, 2009.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
24

Columbia Dividend Opportunity Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2013		Year Ended May 31,				Year Ended June 30,
Class W	(Unaudited)		2013		2012(a)		2011	2010	2009	2008
Per share data
Net asset value, beginning of period	$9.85		$8.15		$8.33		$6.32	$5.59	$7.73	$9.67
Income from investment operations:
Net investment income	0.12		0.30		0.25		0.27	0.23	0.25	0.29
Net realized and unrealized gain (loss)	0.72		1.71		(0.23)		2.04	0.76	(2.10)	(1.97)
Total from investment operations	0.84		2.01		0.02		2.31	0.99	(1.85)	(1.68)
Less distributions to shareholders:
Net investment income	(0.14)		(0.31)		(0.20)		(0.30)	(0.26)	(0.29)	(0.26)
Total distributions to shareholders	(0.14)		(0.31)		(0.20)		(0.30)	(0.26)	(0.29)	(0.26)
Net asset value, end of period	$10.55		$9.85		$8.15		$8.33	$6.32	$5.59	$7.73
Total return	8.65%		25.19%		0.38%		36.95%	17.55%	(24.01%)	(17.58%)
Ratios to average net assets(b)
Total gross expenses	1.01	%(c)	1.05%		1.11	%(c)	1.14%	1.18%	1.09%	1.16%
Total net expenses(d)	1.01	%(c)(e)	1.05	%(e)	1.11	%(c)(e)	1.14%	1.18%	1.09%	1.16%
Net investment income	2.41	%(c)	3.27%		3.42	%(c)	3.36%	3.49%	4.18%	3.27%
Supplemental data
Net assets, end of period (in thousands)	$386		$128,328		$18,330		$21,260	$4	$3	$4
Portfolio turnover	22%		62%		28%		105%	23%	21%	20%

Notes to Financial Highlights

(a)  For the period from July 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from June 30 to May 31.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
25

Columbia Dividend Opportunity Fund

Financial Highlights (continued)

Class Y	Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31, 2013(a)
Per share data
Net asset value, beginning of period	$9.96		$8.63
Income from investment operations:
Net investment income	0.15		0.22
Net realized and unrealized gain	0.73		1.29
Total from investment operations	0.88		1.51
Less distributions to shareholders:
Net investment income	(0.16)		(0.18)
Total distributions to shareholders	(0.16)		(0.18)
Net asset value, end of period	$10.68		$9.96
Total return	8.96%		17.73%
Ratios to average net assets(b)
Total gross expenses	0.61	%(c)	0.71	%(c)
Total net expenses(d)	0.61	%(c)	0.71	%(c)
Net investment income	2.91	%(c)	4.13	%(c)
Supplemental data
Net assets, end of period (in thousands)	$30,718		$4,064
Portfolio turnover	22%		62%

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to May 31, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
26

Columbia Dividend Opportunity Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2013		Year Ended May 31,				Year Ended June 30,
Class Z	(Unaudited)		2013		2012(a)		2011(b)
Per share data
Net asset value, beginning of period	$9.86		$8.16		$8.34		$7.20
Income from investment operations:
Net investment income	0.14		0.32		0.28		0.24
Net realized and unrealized gain (loss)	0.72		1.71		(0.24)		1.14
Total from investment operations	0.86		2.03		0.04		1.38
Less distributions to shareholders:
Net investment income	(0.15)		(0.33)		(0.22)		(0.24)
Total distributions to shareholders	(0.15)		(0.33)		(0.22)		(0.24)
Net asset value, end of period	$10.57		$9.86		$8.16		$8.34
Total return	8.88%		25.42%		0.65%		19.28%
Ratios to average net assets(c)
Total gross expenses	0.77	%(d)	0.80%		0.84	%(d)	0.87	%(d)
Total net expenses(e)	0.77	%(d)(f)	0.80	%(f)	0.84	%(d)(f)	0.87	%(d)
Net investment income	2.72	%(d)	3.58%		3.79	%(d)	3.98	%(d)
Supplemental data
Net assets, end of period (in thousands)	$1,067,340		$1,069,240		$671,036		$138,659
Portfolio turnover	22%		62%		28%		105%

Notes to Financial Highlights

(a)  For the period from July 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from June 30 to May 31.

(b)  For the period from September 27, 2010 (commencement of operations) to June 30, 2011.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
27

Columbia Dividend Opportunity Fund

Notes to Financial Statements

November 30, 2013 (Unaudited)

Note 1. Organization

Columbia Dividend Opportunity Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class W, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other eligible investors.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain other eligible investors.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans.

Class Z shares are not subject to sales charges and are available only to certain eligible investors, which are subject to different investment minimums.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading

Semiannual Report 2013
28

Columbia Dividend Opportunity Fund

Notes to Financial Statements (continued)

November 30, 2013 (Unaudited)

characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Equity-Linked Notes

The Fund may invest in equity-linked notes (ELNs). An ELN is a debt instrument whose value is based on the value of a single equity security, basket of equity securities or an index of equity securities (each, an Underlying Equity). An ELN typically provides interest income, thereby offering a yield advantage over investing directly in an Underlying Equity. However, the holder of an ELN may have limited or no benefit from any appreciation in the Underlying Equity, but is exposed to various risks, including, without limitation, volatility, issuer and market risk. The Fund may purchase ELNs that trade on a securities exchange or those that trade on the over-the-counter markets, including securities offered and sold under Rule 144A of the Securities Act of 1933, as amended. The Fund may also purchase an ELN in a privately negotiated transaction with the issuer of the ELN (or its broker-dealer affiliate).

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange traded funds (ETFs) and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on estimates made by the

Semiannual Report 2013
29

Columbia Dividend Opportunity Fund

Notes to Financial Statements (continued)

November 30, 2013 (Unaudited)

Fund's management if actual information has not yet been reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the BDCs, ETFs and REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.66% to 0.49% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended November 30, 2013 was 0.54% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended November 30, 2013 was 0.05% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a

Semiannual Report 2013
30

Columbia Dividend Opportunity Fund

Notes to Financial Statements (continued)

November 30, 2013 (Unaudited)

company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended November 30, 2013, other expenses paid to this company were $5,964.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Class Y shares are not subject to transfer agent fee through April 30, 2014.

For the six months ended November 30, 2013, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.17%
Class B	0.17
Class C	0.17
Class K	0.05
Class R	0.17
Class R4	0.17
Class R5	0.05
Class W	0.17
Class Z	0.17

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class' initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2013, these minimum account balance fees reduced total expenses by $60.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class W shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $3,570,000 and $1,848,000 for Class B and Class C shares, respectively. These amounts are based on the

Semiannual Report 2013
31

Columbia Dividend Opportunity Fund

Notes to Financial Statements (continued)

November 30, 2013 (Unaudited)

most recent information available as of September 30, 2013, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $2,207,826 for Class A, $3,045 for Class B and $18,060 for Class C shares for the six months ended November 30, 2013.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	October 1, 2013 through September 30, 2014	Prior to October 1, 2013
Class A	1.16%	1.19%
Class B	1.91	1.94
Class C	1.91	1.94
Class I	0.78	0.79
Class K	1.08	1.09
Class R	1.41	1.44
Class R4	0.91	0.94
Class R5	0.83	0.84
Class W	1.16	1.19
Class Y	0.78	0.79
Class Z	0.91	0.94

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At November 30, 2013, the cost of investments for federal income tax purposes was approximately $5,161,825,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$1,005,544,000
Unrealized depreciation	(40,273,000)
Net unrealized appreciation	$965,271,000

The following capital loss carryforward, determined as of May 31, 2013 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2018	17,142,277

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $1,323,515,307 and $1,308,760,541, respectively, for the six months ended November 30, 2013.

Note 6. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends — affiliated issuers" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Semiannual Report 2013
32

Columbia Dividend Opportunity Fund

Notes to Financial Statements (continued)

November 30, 2013 (Unaudited)

Note 7. Shareholder Concentration

At November 30, 2013, one unaffiliated shareholder account owned 10.5% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account. Affiliated shareholder accounts owned 34.6% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. (JPMorgan) whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum. The commitment fee is included in other expenses in the Statement of Operations.

Effective December 10, 2013, the Fund extended its revolving credit facility with JPMorgan. The credit facility agreement, as amended, continues to permit collective borrowings up to $500 million under the same terms and interest rates as described above. Effective December 10, 2013, the Fund pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended November 30, 2013.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
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Semiannual Report 2013
36

Columbia Dividend Opportunity Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013
37

Columbia Dividend Opportunity Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR140_05_D01_(01/14)

Semiannual Report

November 30, 2013

Columbia U.S. Government Mortgage Fund

Not FDIC insured • No bank guarantee • May lose value

President's Message

Dear Shareholders,

A market rally led by equities

Despite threats of military action in Syria, rumblings from Iran and an impending showdown over the debt ceiling here at home, the U.S. financial markets delivered positive results in the third quarter of 2013. Stocks outperformed bonds by a substantial margin. Still, robust growth continued to elude the U.S. economy, which merely plodded along. New job growth was solid but not spectacular. Consumer spending remained steady, but the only obvious beneficiary was the auto industry. Gains in the housing market met some headwinds, as mortgage rates rose and sales slipped somewhat. Nevertheless, the recovery in housing remained intact.

The Federal Reserve (the Fed) unsettled investors with a hint that it was ready to taper its purchase of U.S. Treasury and mortgage securities. However, its failure to take any action in a September meeting rallied stocks to new highs and brought bonds back into positive territory for the quarter. Small-cap stocks were the U.S. market leaders. Growth outperformed value in a quarter dominated by the materials, industrials and consumer discretionary sectors. Developed markets led the global rally, driven by strengthening economic conditions in the eurozone. Certain emerging stock markets, including China's, bounced back with returns in line with those of the United States. India and Indonesia were exceptions to that trend, as fears of the Fed's tapering efforts rattled investors in both countries.

Improved risk appetites boosted fixed income

Following a weak second quarter, the fixed-income markets made up some ground in the third quarter of 2013. As yields fell, bond prices rallied enough to push returns on non-Treasury sectors into positive territory. Risk appetites improved in response to continued liquidity from the Fed. Against this backdrop, U.S. high-yield and foreign bonds led the fixed-income markets, along with mortgage-backed securities and emerging market bonds. The U.S. municipal bond market was the exception, as it slipped into negative territory in the final week of the period, pressured by heightened concerns over Puerto Rico, potential municipal bankruptcies and continued fund redemptions.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success and, most importantly, that of our investors, are highly talented industry professionals, brought together by a unique way of working. At Columbia Management, reaching our performance goals matters, and how we reach them matters just as much.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, offering insights on current market events and investment opportunities

>  Detailed up-to-date fund performance and portfolio information

>  Quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investing involves risk including the risk of loss of principal.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2013

Columbia U.S. Government Mortgage Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	14
Statement of Operations	16
Statement of Changes in Net Assets	17
Financial Highlights	20
Notes to Financial Statements	29
Important Information About This Report	41

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia U.S. Government Mortgage Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia U.S. Government Mortgage Fund (the Fund) Class A shares returned -0.57% excluding sales charges for the six-month period that ended November 30, 2013.

>  The Fund underperformed its benchmark, the Barclays U.S. Mortgage-Backed Securities Index, which returned 0.11% during the same time period.

Average Annual Total Returns (%) (for period ended November 30, 2013)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	02/14/02
Excluding sales charges		-0.57	-0.72	7.47	5.00
Including sales charges		-5.34	-5.42	6.44	4.49
Class B	02/14/02
Excluding sales charges		-1.12	-1.63	6.66	4.22
Including sales charges		-6.00	-6.44	6.34	4.22
Class C	02/14/02
Excluding sales charges		-1.12	-1.63	6.66	4.22
Including sales charges		-2.09	-2.59	6.66	4.22
Class I*	03/04/04	-0.56	-0.53	7.89	5.36
Class K	02/14/02	-0.54	-0.66	7.57	5.32
Class R4*	11/08/12	-0.62	-0.66	7.48	5.01
Class R5*	11/08/12	-0.59	-0.58	7.50	5.02
Class W*	06/18/12	-0.93	-1.07	7.42	4.95
Class Z*	09/27/10	-0.62	-0.65	7.65	5.09
Barclays U.S. Mortgage-Backed Securities Index		0.11	-0.81	4.14	4.77

Returns for Class A are shown with and without the maximum initial sales charge of 4.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Barclays U.S. Mortgage-Backed Securities Index is composed of all mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2013
2

Columbia U.S. Government Mortgage Fund

Portfolio Overview

(Unaudited)

Portfolio Breakdown (%) (at November 30, 2013)
Asset-Backed Securities — Non Agency	2.6
Commercial Mortgage-Backed Securities — Agency	8.1
Commercial Mortgage-Backed Securities — Non-Agency	1.3
Money Market Funds	0.2
Options Purchased Puts	1.0
Residential Mortgage-Backed Securities — Agency	72.5
Residential Mortgage-Backed Securities — Non-Agency	12.3
Repurchase Agreements	2.0
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Quality Breakdown (%) (at November 29, 2013)
AAA rating	84.4
AA rating	0.9
A rating	2.1
BBB rating	1.2
Non-investment grade	0.5
Not rated	10.9
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change. The ratings shown are determined by using the middle rating of Moody's, S&P, and Fitch after dropping the highest and lowest available ratings. When a rating from only two agencies is available, the lower rating is used. When a rating from only one agency is available, that rating is used. When a bond is not rated by one of these agencies, it is designated as Not rated. Credit ratings are subjective opinions and not statements of fact.

Portfolio Management

Jason Callan

Tom Heuer, CFA

Semiannual Report 2013
3

Columbia U.S. Government Mortgage Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

June 1, 2013 – November 30, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	994.30	1,020.64	4.28	4.33	0.86
Class B	1,000.00	1,000.00	988.80	1,016.90	7.98	8.10	1.61
Class C	1,000.00	1,000.00	988.80	1,016.90	7.98	8.10	1.61
Class I	1,000.00	1,000.00	994.40	1,022.49	2.44	2.47	0.49
Class K	1,000.00	1,000.00	994.60	1,020.99	3.93	3.98	0.79
Class R4	1,000.00	1,000.00	993.80	1,021.89	3.03	3.07	0.61
Class R5	1,000.00	1,000.00	994.10	1,022.24	2.68	2.72	0.54
Class W	1,000.00	1,000.00	990.70	1,020.64	4.27	4.33	0.86
Class Z	1,000.00	1,000.00	993.80	1,021.89	3.03	3.07	0.61

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2013
4

Columbia U.S. Government Mortgage Fund

Portfolio of Investments

November 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Residential Mortgage-Backed Securities — Agency(a) 94.6%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(b) 01/01/42 - 07/01/42	3.500%	113,539,744	114,062,229
03/01/41 - 11/01/41	4.000%	35,015,183	36,451,850
07/01/39 - 08/01/41	4.500%	41,306,356	44,306,462
11/01/17 - 09/01/41	5.000%	39,539,188	43,130,647
01/01/30 - 06/01/33	5.500%	16,779,600	18,238,561
04/01/33 - 12/01/37	6.000%	17,696,173	19,619,807
12/01/16 - 08/01/34	6.500%	1,076,966	1,181,255
04/01/17 - 08/01/29	7.000%	103,339	109,469
06/01/15	7.500%	46,129	47,300
10/01/17 - 06/01/31	8.000%	232,696	266,513
01/01/20	10.500%	14,872	14,964
Federal Home Loan Mortgage Corp.(b)(c) CMO Series 4119 Class SP 10/15/42	2.476%	5,989,375	4,786,451
Federal Home Loan Mortgage Corp.(b)(c)(d) CMO IO Series 3913 Class SW 09/15/40	6.432%	11,058,203	2,124,310
CMO IO STRIPS Series 281 Class S1 10/15/42	5.832%	31,169,783	6,966,444
CMO IO Series 2471 Class SI 03/15/32	7.782%	87,164	22,023
CMO IO Series 276 Class S5 09/15/42	5.832%	17,979,257	3,430,114
CMO IO Series 2957 Class SW 04/15/35	5.832%	4,397,850	704,836
CMO IO Series 3122 Class IS 03/15/36	6.532%	9,226,416	1,554,313
CMO IO Series 3280 Class SI 02/15/37	6.272%	3,968,856	538,139
CMO IO Series 3453 Class W 12/15/32	7.226%	12,342,998	2,251,617
CMO IO Series 3550 Class EI 07/15/39	6.232%	17,553,781	2,660,644
CMO IO Series 3630 Class AI 03/15/17	1.931%	603,111	17,102
CMO IO Series 3761 Class KS 06/15/40	5.832%	3,680,840	492,600
CMO IO Series 3922 Class SH 09/15/41	5.732%	28,965,862	4,949,802
CMO IO Series 4068 Class GI 09/15/36	2.093%	31,470,759	1,641,524
CMO IO Series 4093 Class SD 01/15/38	6.532%	21,881,763	5,216,916
CMO IO Series 4094 Class SY 08/15/42	5.912%	23,714,103	5,620,259
CMO IO Series 4102 Class YS 09/15/42	6.432%	17,077,426	4,171,173
CMO IO Series 4107 Class KS 06/15/38	1.894%	22,827,788	1,819,151
Federal Home Loan Mortgage Corp.(b)(c)(d)(h) CMO IO Series 318 Class S1 11/15/43	5.716%	15,000,000	3,525,000

Residential Mortgage-Backed Securities — Agency(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(b)(d) CMO IO Series 2639 Class UI 03/15/22	5.000%	55,061	1,188
CMO IO Series 304 Class C69 12/15/42	4.000%	10,080,138	2,319,244
CMO IO Series 3786 Class PI 12/15/37	4.500%	9,198,847	985,788
CMO IO Series 3800 Class HI 01/15/40	4.500%	8,656,713	1,502,675
CMO IO Series 3807 Class NI 11/15/35	4.500%	27,751,999	2,835,189
CMO IO Series 3907 Class AI 05/15/40	5.000%	25,275,139	5,008,585
CMO IO Series 4120 Class AI 11/15/39	3.500%	17,058,053	2,956,826
CMO IO Series 4121 Class IA 01/15/41	3.500%	14,912,976	3,355,487
CMO IO Series 4139 Class CI 05/15/42	3.500%	9,707,396	1,796,322
CMO IO Series 4148 Class BI 02/15/41	4.000%	12,650,903	2,832,006
Federal Home Loan Mortgage Corp.(b)(e) 12/01/43	3.500%	25,000,000	25,153,320
12/01/43	4.000%	10,000,000	10,393,359
12/01/43	5.000%	27,000,000	29,148,398
Federal National Mortgage Association(b) 05/01/27	2.500%	24,098,497	24,148,840
02/01/27 - 12/01/42	3.000%	67,710,778	68,351,819
10/01/14	3.380%	2,348,939	2,372,387
03/01/42 - 12/01/42	3.500%	100,126,373	101,138,962
11/01/40 - 11/01/42	4.000%	111,847,877	116,777,097
06/01/25 - 09/01/41	4.500%	162,024,245	173,919,579
02/01/18 - 09/01/41	5.000%	106,559,206	116,496,110
03/01/23 - 04/01/41	5.500%	43,842,742	48,506,902
03/01/17 - 09/01/38	6.000%	14,055,353	15,573,229
08/01/16 - 10/01/37	6.500%	15,756,959	17,647,501
12/01/28 - 01/01/33	7.000%	3,703,391	4,276,989
01/01/17 - 09/01/28	7.500%	342,879	392,125
11/01/15 - 04/01/25	8.000%	202,886	224,455
11/01/37	8.500%	48,597	55,714
10/01/31	9.500%	90,491	97,785
Federal National Mortgage Association(b)(c)(d) CMO IO Series 2003-117 Class KS 08/25/33	6.934%	7,811,472	656,369
CMO IO Series 2005-57 Class NI 07/25/35	6.534%	6,675,915	1,231,567
CMO IO Series 2005-99 Class AI 12/25/35	6.484%	19,657,692	3,398,530
CMO IO Series 2006-115 Class EI 12/25/36	6.474%	22,173,156	3,361,524
CMO IO Series 2006-5 Class N1 08/25/34	2.093%	23,069,835	1,259,724
CMO IO Series 2006-5 Class N2 02/25/35	2.118%	87,384,514	6,019,089
CMO IO Series 2007-5 Class SC 02/25/37	5.944%	1,864,575	274,833

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
5

Columbia U.S. Government Mortgage Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Residential Mortgage-Backed Securities — Agency(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO IO Series 2007-54 Class DI 06/25/37	5.934%	28,665,455	5,343,453
CMO IO Series 2012-108 Class S 10/25/42	5.834%	34,298,705	7,661,761
CMO IO Series 2012-51 Class SA 05/25/42	6.334%	22,874,698	5,344,264
CMO IO Series 2012-80 Class AS 02/25/39	5.884%	31,203,467	6,511,075
CMO IO Series 2012-80 Class DS 06/25/39	6.484%	12,523,336	3,185,473
CMO IO Series 2012-87 Class NS 02/25/39	5.884%	19,465,758	3,888,857
CMO IO Series 2012-87 Class SQ 08/25/42	6.134%	8,138,770	2,053,521
CMO IO Series 2012-89 Class SD 04/25/39	5.884%	19,447,331	4,088,234
CMO IO Series 2012-97 Class SB 09/25/42	5.834%	13,076,599	2,763,487
CMO IO Series 2013-11 Class SC 02/25/40	6.034%	14,895,889	3,541,565
CMO IO Series 2013-13 Class SA 03/25/43	5.984%	24,780,358	5,711,154
Federal National Mortgage Association(b)(d) CMO IO Series 2003-119 Class GI 12/25/33	4.500%	165,929	47,988
CMO IO Series 2012-118 Class BI 12/25/39	3.500%	52,696,654	9,239,895
CMO IO Series 2012-133 Class EI 07/25/31	3.500%	9,937,492	1,888,603
CMO IO Series 2012-134 Class AI 07/25/40	3.500%	35,961,107	6,602,495
CMO IO Series 2012-144 Class HI 07/25/42	3.500%	8,669,050	1,567,736
CMO IO Series 2012-96 Class CI 04/25/39	3.500%	22,267,339	3,455,515
CMO IO Series 2013-1 Class AI 02/25/43	3.500%	8,719,386	1,885,611
CMO IO Series 2013-1 Class BI 02/25/40	3.500%	7,208,452	1,326,362
CMO IO Series 2013-16 Class IO 01/25/40	3.500%	23,655,600	5,160,815
Federal National Mortgage Association(b)(e) 12/01/43	3.000%	150,000,000	144,673,830
12/01/28 - 12/01/43	3.500%	128,750,000	132,229,593
12/01/43	4.000%	107,000,000	111,614,375
12/01/43	4.500%	86,000,000	91,751,250
Federal National Mortgage Association(b)(f) 08/01/38	5.500%	7,215,415	7,945,717
Government National Mortgage Association(b) 09/15/33 - 08/20/40	5.000%	36,989,088	40,687,868
12/15/32 - 11/20/41	6.000%	17,813,863	20,033,596
12/15/31 - 02/15/32	6.500%	275,090	311,856
03/15/30	7.000%	41,438	42,130
11/15/14	8.000%	620	622

Residential Mortgage-Backed Securities — Agency(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(b)(c)(d) CMO IO Series 2004-32 Class HS 05/16/34	6.433%	3,872,306	787,351
CMO IO Series 2012-148 Class SA 12/20/42	6.482%	13,695,105	4,026,351
CMO IO Series 2012-41 Class SA 03/20/42	6.432%	14,447,954	3,696,825
CMO IO Series 2012-48 Class SA 04/16/42	6.483%	21,589,888	4,646,202
CMO IO Series 2012-75 Class SA 06/20/42	5.882%	15,791,912	3,502,180
Government National Mortgage Association(b)(d) CMO IO Series 2012-121 Class PI 09/16/42	4.500%	15,231,054	3,119,626
CMO IO Series 2012-129 Class AI 08/20/37	3.000%	20,083,881	2,841,996
CMO IO Series 2012-148 Class IP 04/20/41	3.500%	8,217,301	1,204,607
CMO IO Series 2012-41 Class IP 08/20/41	4.000%	26,445,044	4,947,976
CMO IO Series 2012-94 Class BI 05/20/37	4.000%	20,219,708	3,527,498
Government National Mortgage Association(b)(e) 12/01/43	4.000%	8,000,000	8,417,187
Vendee Mortgage Trust(b)(c)(d) CMO IO Series 1998-1 Class 2IO 03/15/28	0.378%	2,853,338	24,844
CMO IO Series 1998-3 Class IO 03/15/29	0.198%	3,474,989	12,273
Total Residential Mortgage-Backed Securities — Agency (Cost: $1,804,332,326)			1,795,704,609
Residential Mortgage-Backed Securities — Non-Agency 16.0%
ASG Resecuritization Trust(b)(c)(g) CMO Series 2013-2 Class 1A60 12/28/35	2.488%	6,680,386	6,614,388
CMO Series 2013-2 Class 2A70 11/28/35	2.473%	3,821,413	3,754,652
American General Mortgage Loan Trust(b)(c)(g) CMO Series 2010-1A Class A3 03/25/58	5.650%	12,000,000	12,433,032
CMO Series 2010-1A Class A4 03/25/58	5.650%	8,000,000	8,303,968
Apollo Residential Mortgage Securitization Trust CMO Series 2013-1 Class A(b)(g) 05/25/47	4.000%	14,947,157	15,269,447
BCAP LLC Trust(b)(c)(g) 07/26/37	2.279%	14,032,590	13,679,628

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
6

Columbia U.S. Government Mortgage Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Residential Mortgage-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2010-RR12 Class 3A7 08/26/37	5.000%	5,763,000	5,823,465
CMO Series 2013-RR4 Class 2A1 05/26/47	2.864%	4,119,672	4,170,839
Series 2012-RR10 Class 2A1 09/26/36	2.616%	9,738,624	9,896,672
Series 2013-RR1 Class 10A1 10/26/36	3.000%	12,250,091	12,029,896
BCAP LLC Trust(b)(c)(g)(h) 03/26/37	4.363%	12,933,043	12,957,616
BNPP Mortgage Securities LLC CMO Series 2009-1 Class A1(b)(g) 08/27/37	6.000%	2,111,638	2,212,529
Baron Capital Enterprises, Inc.(b)(c)(g) 07/26/36	2.612%	7,165,993	7,275,224
Bayview Opportunity Master Fund Trust IIB LP(b)(c)(g) CMO Series 2012-6NPL Class A 01/28/33	2.981%	5,934,328	5,909,998
Series 2012-4NPL Class A 07/28/32	3.475%	1,112,339	1,115,785
Castle Peak Loan Trust(b)(c)(g) CMO Series 2012-1A Class A2 05/25/52	7.841%	17,200,000	16,856,000
Castle Peak Loan Trust(b)(g) CMO Series 2012-1A Class A1 05/25/52	5.000%	5,844,991	5,844,991
Cendant Mortgage Corp. Pass-Through Certificates CMO Series 2003-9 Class 2A1(b)(c) 11/25/18	4.831%	30,831	30,784
Citigroup Mortgage Loan Trust, Inc.(b)(c)(g) CMO Series 2009-10 Class 1A2 09/25/33	2.423%	1,191,958	1,112,112
CMO Series 2009-11 Class 1A2 02/25/37	2.795%	710,201	635,825
CMO Series 2009-9 Class 1A3 04/25/34	4.766%	2,489,441	2,326,661
CMO Series 2010-7 Class 3A4 12/25/35	6.343%	3,000,000	3,022,190
CMO Series 2013-5 Class 3A1 08/25/37	2.724%	10,158,885	10,311,218
Citigroup Mortgage Loan Trust, Inc. CMO Series 2013-7 Class 10A2(b)(c)(g) 10/25/35	4.000%	4,736,043	4,626,959
Citigroup Mortgage Loan Trust, Inc.(b)(g) CMO Series 2009-4 Class 10A2 02/25/36	5.500%	1,005,386	989,115
CMO Series 2010-8 Class 5A6 11/25/36	4.000%	9,043,110	9,237,061
Countrywide Asset-Backed Certificates CMO Series 2005-IM1 Class A2(b)(c) 11/25/35	0.446%	161,290	161,201

Residential Mortgage-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Countrywide Home Loan Mortgage Pass-Through Trust CMO Series 2002-31 Class A1(b) 01/25/33	5.750%	1,352,969	1,397,215
Credit Suisse Mortgage Capital Certificates(b)(c) CMO Series 2012-6R Class 1A1 11/26/37	5.909%	3,151,693	3,200,682
Credit Suisse Mortgage Capital Certificates(b)(c)(g) CMO Series 2009-2R Class 1A16 09/26/34	2.617%	20,000,000	19,376,000
CMO Series 2013-2R Class 1A5 05/27/36	4.543%	5,818,000	5,556,766
Series 2012-11 Class 3A2 06/29/47	1.179%	9,499,870	8,820,041
Credit Suisse Mortgage Capital Certificates(b)(g) CMO Series 2009-12R Class 11A1 08/27/37	6.000%	3,212,352	3,324,909
CMO Series 2010-9R Class 10A5 04/27/37	4.000%	5,000,000	4,906,575
CMO Series 2010-9R Class 7A5 05/27/37	4.000%	5,000,000	4,964,085
Deutsche Mortgage Securities, Inc. CMO Series 2003-1 Class 1A7(b) 04/25/33	5.500%	581,092	590,658
GCAT Series 2013-RP1 Class A1(b)(c)(g) 06/25/18	3.500%	4,812,494	4,718,299
Jefferies & Co., Inc. CMO Series 2010-R4 Class 2A2(b)(g) 10/26/35	5.500%	2,603,740	2,674,431
Morgan Stanley Re-Remic Trust(b)(c)(g) CMO Series 2010-R6 Class 1A 02/26/37	2.610%	11,995,620	12,217,098
Series 2013-R8 Class 1B 09/26/36	2.611%	5,027,535	4,410,757
NRPL Trust Series 2013-1A Class A(b)(c)(g) 08/25/57	4.000%	15,241,758	15,165,549
PennyMac Loan Trust Series 2012-NPL1 Class A(b)(c)(g) 05/28/52	3.422%	2,944,183	2,929,754
RBSSP Resecuritization Trust(b)(c)(g) CMO Series 2009-12 Class 9A1 03/25/36	2.731%	3,049,549	3,022,204
CMO Series 2010-9 Class 5A1 10/26/35	2.430%	5,127,134	5,227,708
CMO Series 2012-1 Class 5A2 12/27/35	5.297%	5,534,879	5,328,809
CMO Series 2012-5 Class 2A1 10/26/36	5.750%	7,150,760	7,131,766
Shellpoint Asset Funding Trust CMO Series 2013-1 Class A1(b)(c)(g) 07/25/43	3.750%	4,605,796	4,530,759

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
7

Columbia U.S. Government Mortgage Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Residential Mortgage-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vericrest Opportunity Loan Transferee CMO Series 2013-NPL4 Class A1(b)(c) 11/25/53	3.960%	5,088,235	5,087,726
Wells Fargo Mortgage-Backed Securities Trust(b) CMO Series 2005-18 Class 2A6 01/25/36	5.500%	137,890	137,240
Wells Fargo Mortgage-Backed Securities Trust(b)(c) CMO Series 2004-Q Class 1A2 09/25/34	2.624%	1,890,746	1,926,008
Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $283,787,917)			303,246,295
Commercial Mortgage-Backed Securities — Agency 10.5%
Federal Home Loan Mortgage Corp.(b)(c) Multifamily Structured Pass-Through Certificates Series K029 Class A2 02/25/23	3.320%	6,776,000	6,837,628
Series K030 Class A2 04/25/23	3.250%	18,500,000	18,507,270
Series K031 Class A2 04/25/23	3.300%	3,100,000	3,113,445
Series K032 Class A2 05/15/23	3.310%	61,600,000	61,836,877
Federal Home Loan Mortgage Corp.(b)(c)(e) Multifamily Structured Pass-Through Certificates Series K035 Class A2 08/25/23	3.458%	25,000,000	25,402,875
Federal National Mortgage Association(b) 04/01/23	2.505%	36,309,178	34,805,534
03/01/23	2.420%	24,871,431	23,655,906
10/01/19	4.430%	4,735,794	5,229,382
10/01/19	4.420%	4,171,957	4,604,901
01/01/20	4.570%	1,066,242	1,184,079
01/01/20	4.600%	1,754,791	1,951,018
05/01/24	5.030%	3,430,878	3,738,633
Federal National Mortgage Association(b)(c) Series 2013-M14 Class A2 10/25/23	3.329%	9,000,000	8,961,138
Total Commercial Mortgage-Backed Securities — Agency (Cost: $195,192,031)			199,828,686

Commercial Mortgage-Backed Securities — Non-Agency 1.7%

Banc of America Re-Remic Trust Series 2013-DSNY Class F(b)(c)(g) 09/15/26	3.667%	6,928,000	6,925,852

Commercial Mortgage-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Merrill Lynch Mortgage Investors, Inc. CMO IO Series 1998-C3 Class IO(b)(c)(d) 12/15/30	1.066%	361,394	9,310
Motel 6 Trust Series 2012-MTL6 Class A1(b)(g) 10/05/25	1.500%	6,508,298	6,476,519
ORES NPL LLC Series 2013-LV2 Class A(b)(g) 09/25/25	3.081%	4,419,172	4,420,100
RIAL(b)(g) 06/20/28	2.500%	3,850,951	3,850,951
S2 Hospitality LLC Series 2012-LV1 Class A(b)(g) 04/15/25	4.500%	756,652	756,652
SMA 1 LLC Series 2012-LV1 Class A(b)(g) 08/20/25	3.500%	2,800,690	2,810,724
VFC LLC Series 2013-1 Class A(b)(g) 03/20/26	3.130%	6,347,779	6,386,088
Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $31,769,148)			31,636,196

Asset-Backed Securities — Non-Agency 3.4%

Carlyle Global Market Strategies Series 2013-1A Class B(c)(g) 02/14/25	3.339%	6,300,000	6,358,067
Castle Peak Loan Trust CMO Series 2011-1 Class 1A(g) 06/25/49	7.125%	1,449,218	1,449,218
Credit Suisse Mortgage Capital Certificates CMO Series 2013-SC1 Class 1A2(g) 04/05/21	5.637%	26,337,967	25,942,897
Deutsche Mortgage Securities, Inc. CMO Series 2009-RS2 Class 4A1(c)(g) 04/26/37	0.296%	314,081	312,398
Exeter Automobile Receivables Trust Series 2012-2A Class B(g) 12/15/17	2.220%	3,050,000	3,064,121
MASTR Asset-Backed Securities Trust Series 2005-FRE1 Class A4(c) 10/25/35	0.416%	118,258	116,776
Morgan Stanley Resecuritization Trust Series 2013-BSFC Class A(c)(g) 07/06/38	2.669%	8,633,979	8,493,677

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
8

Columbia U.S. Government Mortgage Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nomad CLO Ltd. Series 2013-1A Class B(c)(g) 01/15/25	3.218%	10,000,000	9,908,460
RAAC Series Series 2006-RP2 Class A(c)(g) 02/25/37	0.416%	5,444,349	5,237,741
SpringCastle America Funding LLC Series 2013-1A Class A(g) 04/03/21	3.750%	3,935,669	3,938,782
Total Asset-Backed Securities — Non-Agency (Cost: $64,613,476)			64,822,137

Options Purchased Puts 1.3%

Issuer	Contracts	Exercise Price	Expiration Date	Value ($)
Put — OTC 2-Year Interest Rate Swap(i)	1	2.10	11/28/14	76,958
Put — OTC 2-Year Interest Rate Swap(i)	1	2.50	01/26/15	94,860
Put — OTC 3-Year Interest Rate Swap(i)	1	2.25	03/06/15	731,895
Put — OTC 3-Year Interest Rate Swap(i)	1	2.25	11/02/15	6,868,000
Put — OTC 5-Year Interest Rate Swap(i)	1	3.00	05/17/17	5,485,670
Put — OTC 5-Year Interest Rate Swap(i)	1	2.75	05/31/17	9,459,255

Options Purchased Puts (continued)

Issuer	Contracts	Exercise Price	Expiration Date	Value ($)
Put — OTC 5-Year Interest Rate Swap(i),	1	4.00	08/17/17	1,750,180
Total Options Purchased Puts (Cost: $18,436,200)				24,466,818

Repurchase Agreements 2.6%

Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Tri-Party TD Securities dated 11/29/13, matures 12/02/13, repurchase price $50,000,250 (collateralized by U.S. Treasury and/or Agency securities — total market value of $51,000,019) 12/02/13	0.060%	50,000,000	50,000,000
Total Repurchase Agreements (Cost: $50,000,000)			50,000,000

Money Market Funds 0.3%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.094%(j)(k)	5,180,963	5,180,963
Total Money Market Funds (Cost: $5,180,963)		5,180,963
Total Investments (Cost: $2,453,312,061)		2,474,885,704
Other Assets & Liabilities, Net		(577,254,313)
Net Assets		1,897,631,391

Investments in Derivatives

Futures Contracts Outstanding at November 30, 2013

At November 30, 2013, securities totaling $2,520,710 were pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
U.S. Treasury Note, 2-year	(1,600)	USD	(352,475,008)	March 2014	—	(101,600)
U.S. Treasury Note, 5-year	(677)	USD	(81,864,113)	March 2014	41,280	—
U.S. Treasury Note, 10-year	2,338	USD	293,126,750	March 2014	—	(735,705)
Total					41,280	(837,305)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
9

Columbia U.S. Government Mortgage Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Notes to Portfolio of Investments

(a)  Represents comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at November 30, 2013:

Security Description	Principal Amount ($)	Settlement Date	Proceeds Receivable ($)	Value ($)
Federal National Mortgage Association 12/01/43 5.000%	44,000,000	12/11/13	47,920,078	47,832,814

(b)  The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(c)  Variable rate security.

(d)  Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.

(e)  Represents a security purchased on a when-issued or delayed delivery basis.

(f)  This security, or a portion of this security, has been pledged as collateral in connection with open futures contracts. These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

(g)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2013, the value of these securities amounted to $387,047,028 or 20.40% of net assets.

(h)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2013, the value of these securities amounted to $16,482,616, which represents 0.87% of net assets.

(i)  Purchased swaption contracts outstanding at November 30, 2013:

At November 30, 2013, securities and cash totaling $23,907,000 were received from broker as collateral to cover open purchased swaption contracts.

Description	Counterparty	Floating Rate Index	Fund Pay/ Receive Floating Rate	Exercise Rate (%)	Expiration Date	Notional Amount ($)	Premium Paid ($)	Market Value ($)
Put — OTC 2-Year Interest Rate Swap	Barclays	3-Month USD LIBOR	Receive	2.100	November 2, 2016	92,000,000	1,205,200	76,958
Put — OTC 2-Year Interest Rate Swap	JPMorgan	3-Month USD LIBOR	Receive	2.500	January 28, 2017	100,000,000	657,500	94,860
Put — OTC 3-Year Interest Rate Swap	JPMorgan	3-Month USD LIBOR	Receive	2.250	March 10, 2018	150,000,000	2,321,250	731,895
Put — OTC 3-Year Interest Rate Swap	Morgan Stanley	3-Month USD LIBOR	Receive	2.250	November 4, 2018	500,000,000	4,745,000	6,868,000
Put — OTC 5-Year Interest Rate Swap	Morgan Stanley	3-Month USD LIBOR	Receive	3.000	May 17, 2022	100,000,000	3,516,000	5,485,670
Put — OTC 5-Year Interest Rate Swap	JPMorgan	3-Month USD LIBOR	Receive	2.750	June 2, 2022	150,000,000	4,890,000	9,459,255
Put — OTC 5-Year Interest Rate Swap	JPMorgan	3-Month USD LIBOR	Receive	4.000	August 21, 2022	50,000,000	1,101,250	1,750,180
Total							18,436,200	24,466,818

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
10

Columbia U.S. Government Mortgage Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Notes to Portfolio of Investments (continued)

(j)  The rate shown is the seven-day current annualized yield at November 30, 2013.

(k)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	13,704,680	484,542,529	(493,066,246)	5,180,963	9,109	5,180,963

Abbreviation Legend

CMO  Collateralized Mortgage Obligation

STRIPS  Separate Trading of Registered Interest and Principal Securities

Currency Legend

USD  US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
11

Columbia U.S. Government Mortgage Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Fair Value Measurements (continued)

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at November 30, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds
Residential Mortgage-Backed Securities — Agency	—	1,792,179,609	3,525,000	1,795,704,609
Residential Mortgage-Backed Securities — Non-Agency	—	210,880,131	92,366,164	303,246,295
Commercial Mortgage-Backed Securities — Agency	—	199,828,686	—	199,828,686
Commercial Mortgage-Backed Securities — Non-Agency	—	27,785,245	3,850,951	31,636,196
Asset-Backed Securities — Non-Agency	—	28,936,345	35,885,792	64,822,137
Total Bonds	—	2,259,610,016	135,627,907	2,395,237,923
Short-Term Securities
Repurchase Agreements	—	50,000,000	—	50,000,000
Total Short-Term Securities	—	50,000,000	—	50,000,000
Other
Options Purchased Puts	—	24,466,818	—	24,466,818
Total Other	—	24,466,818	—	24,466,818
Mutual Funds
Money Market Funds	5,180,963	—	—	5,180,963
Total Mutual Funds	5,180,963	—	—	5,180,963
Investments in Securities	5,180,963	2,334,076,834	135,627,907	2,474,885,704
Forward Sale Commitments Liability	—	(47,832,814)	—	(47,832,814)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
12

Columbia U.S. Government Mortgage Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Fair Value Measurements (continued)

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Derivatives
Assets
Futures Contracts	41,280	—	—	41,280
Liabilities
Futures Contracts	(837,305)	—	—	(837,305)
Total	4,384,938	2,286,244,020	135,627,907	2,426,256,865

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Residential Mortgage-Backed Securities — Agency ($)	Residential Mortgage-Backed Securities — Non-Agency ($)	Commercial Mortgage-Backed Securities — Non-Agency ($)	Asset-Backed Securities — Non-Agency ($)	Total ($)
Balance as of May 31, 2013	2,553,980	179,575,183	6,000,000	21,000,966	209,130,129
Accrued discounts/premiums	(2,382)	(13,542)	—	(3,253)	(19,177)
Realized gain (loss)	—	111,466	—	42,592	154,058
Change in unrealized appreciation (depreciation)(a)	63,319	(149,504)	—	78,801	(7,384)
Sales	—	(55,155,585)	(2,149,049)	(4,865,027)	(62,169,661)
Purchases	3,464,063	(3,248,164)	—	36,022,152	36,238,051
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	(2,553,980)	(28,753,690)	—	(16,390,439)	(47,698,109)
Balance as of November 30, 2013	3,525,000	92,366,164	3,850,951	35,885,792	135,627,907

(a) Change in unrealized appreciation (depreciation) relating to securities held at November 30, 2013 was $142,603, which is comprised of Residential Mortgage-Backed Securities — Agency of $63,319, Residential Mortgage-Backed Securities — Non-Agency of $483 and Asset-Backed Securities — Non-Agency of $78,801.

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential, commercial and asset backed securities classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management's determination that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
13

Columbia U.S. Government Mortgage Fund

Statement of Assets and Liabilities

November 30, 2013 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $2,398,131,098)	$2,419,704,741
Repurchase agreements (identified cost $50,000,000)	50,000,000
Affiliated issuers (identified cost $5,180,963)	5,180,963
Total investments (identified cost $2,453,312,061)	2,474,885,704
Receivable for:
Investments sold	48,517,090
Investments sold on a delayed delivery basis	77,660,304
Capital shares sold	7,383,200
Dividends	1,635
Interest	7,980,694
Variation margin	37,018
Expense reimbursement due from Investment Manager	7,330
Prepaid expenses	1,469
Trustees' deferred compensation plan	84,630
Total assets	2,616,559,074
Liabilities
Forward sale commitments, at value (proceeds receivable $47,920,078)	47,832,814
Disbursements in excess of cash	223,990
Payable for:
Investments purchased on a delayed delivery basis	660,153,021
Capital shares purchased	1,660,048
Dividend distributions to shareholders	8,239,070
Variation margin	255,730
Investment management fees	44,173
Distribution and/or service fees	11,414
Transfer agent fees	228,558
Administration fees	6,643
Plan administration fees	17
Compensation of board members	88,481
Other expenses	99,094
Trustees' deferred compensation plan	84,630
Total liabilities	718,927,683
Net assets applicable to outstanding capital stock	$1,897,631,391
Represented by
Paid-in capital	$1,937,554,293
Excess of distributions over net investment income	(21,936,949)
Accumulated net realized loss	(38,850,835)
Unrealized appreciation (depreciation) on:
Investments	21,573,643
Forward sale commitments	87,264
Futures contracts	(796,025)
Total — representing net assets applicable to outstanding capital stock	$1,897,631,391

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
14

Columbia U.S. Government Mortgage Fund

Statement of Assets and Liabilities (continued)

November 30, 2013 (Unaudited)

Class A
Net assets	$605,298,635
Shares outstanding	111,344,724
Net asset value per share	$5.44
Maximum offering price per share(a)	$5.71
Class B
Net assets	$3,930,396
Shares outstanding	722,619
Net asset value per share	$5.44
Class C
Net assets	$51,445,279
Shares outstanding	9,449,294
Net asset value per share	$5.44
Class I
Net assets	$663,829,513
Shares outstanding	122,202,729
Net asset value per share	$5.43
Class K
Net assets	$82,956
Shares outstanding	15,286
Net asset value per share	$5.43
Class R4
Net assets	$9,438,052
Shares outstanding	1,737,275
Net asset value per share	$5.43
Class R5
Net assets	$3,455,702
Shares outstanding	636,362
Net asset value per share	$5.43
Class W
Net assets	$7,103,872
Shares outstanding	1,304,686
Net asset value per share	$5.44
Class Z
Net assets	$553,046,986
Shares outstanding	101,816,276
Net asset value per share	$5.43

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 4.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
15

Columbia U.S. Government Mortgage Fund

Statement of Operations

Six months ended November 30, 2013 (Unaudited)

Net investment income
Income:
Dividends — affiliated issuers	$9,109
Interest	32,702,760
Total income	32,711,869
Expenses:
Investment management fees	4,510,797
Distribution and/or service fees
Class A	806,630
Class B	23,555
Class C	298,212
Class W	8,449
Transfer agent fees
Class A	609,867
Class B	4,446
Class C	56,326
Class K	21
Class R4	1,943
Class R5	655
Class W	6,380
Class Z	643,662
Administration fees	676,670
Plan administration fees
Class K	103
Compensation of board members	33,365
Custodian fees	38,995
Printing and postage fees	66,585
Registration fees	82,894
Professional fees	32,543
Other	16,870
Total expenses	7,918,968
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(696,494)
Expense reductions	(10,774)
Total net expenses	7,211,700
Net investment income	25,500,169
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(42,735,100)
Futures contracts	5,793,829
Options contracts written	1,017,500
Net realized loss	(35,923,771)
Net change in unrealized appreciation (depreciation) on:
Investments	(5,624,044)
Forward sale commitments	(968,602)
Futures contracts	(1,543,692)
Net change in unrealized appreciation (depreciation)	(8,136,338)
Net realized and unrealized loss	(44,060,109)
Net decrease in net assets from operations	$(18,559,940)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
16

Columbia U.S. Government Mortgage Fund

Statement of Changes in Net Assets

	Six months ended November 30, 2013 (Unaudited)	Year ended May 31, 2013(a)(b)
Operations
Net investment income	$25,500,169	$47,791,620
Net realized gain (loss)	(35,923,771)	54,611,775
Net change in unrealized appreciation (depreciation)	(8,136,338)	(31,192,767)
Net increase (decrease) in net assets resulting from operations	(18,559,940)	71,210,628
Distributions to shareholders
Net investment income
Class A	(10,236,371)	(17,768,072)
Class B	(54,998)	(126,290)
Class C	(707,946)	(1,020,663)
Class I	(12,972,799)	(23,133,836)
Class K	(1,360)	(2,156)
Class R4	(50,141)	(228)
Class R5	(54,386)	(1,584)
Class W	(102,605)	(250,480)
Class Z	(11,252,143)	(24,542,160)
Net realized gains
Class A	—	(14,085,364)
Class B	—	(136,998)
Class C	—	(1,234,803)
Class I	—	(15,753,033)
Class K	—	(1,597)
Class R4	—	(48)
Class R5	—	(48)
Class W	—	(227,304)
Class Z	—	(19,362,680)
Total distributions to shareholders	(35,432,749)	(117,647,344)
Increase (decrease) in net assets from capital stock activity	(539,887,835)	717,138,444
Total increase (decrease) in net assets	(593,880,524)	670,701,728
Net assets at beginning of period	2,491,511,915	1,820,810,187
Net assets at end of period	$1,897,631,391	$2,491,511,915
Excess of distributions over net investment income	$(21,936,949)	$(12,004,369)

(a) Class R4 and Class R5 shares are for the period from November 8, 2012 (commencement of operations) to May 31, 2013.

(b) Class W shares are for the period from June 18, 2012 (commencement of operations) to May 31, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
17

Columbia U.S. Government Mortgage Fund

Statement of Changes in Net Assets (continued)

	Six months ended November 30, 2013 (Unaudited)		Year ended May 31, 2013(a)(b)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(c)	14,504,255	79,155,680	58,144,859	330,089,371
Distributions reinvested	1,605,839	8,759,891	4,813,465	27,183,844
Redemptions	(35,954,338)	(196,347,978)	(41,160,737)	(232,256,692)
Net increase (decrease)	(19,844,244)	(108,432,407)	21,797,587	125,016,523
Class B shares
Subscriptions	11,454	62,739	204,812	1,170,761
Distributions reinvested	7,712	42,097	35,575	201,188
Redemptions(c)	(333,929)	(1,825,485)	(710,452)	(4,024,514)
Net decrease	(314,763)	(1,720,649)	(470,065)	(2,652,565)
Class C shares
Subscriptions	1,420,970	7,832,739	9,312,305	53,159,375
Distributions reinvested	105,207	574,634	321,308	1,816,215
Redemptions	(4,283,963)	(23,446,267)	(3,222,574)	(18,177,186)
Net increase (decrease)	(2,757,786)	(15,038,894)	6,411,039	36,798,404
Class I shares
Subscriptions	5,805,267	31,586,268	18,740,945	106,804,276
Distributions reinvested	2,379,091	12,972,608	6,886,161	38,886,336
Redemptions	(28,031,630)	(153,007,996)	(14,909,172)	(84,118,200)
Net increase (decrease)	(19,847,272)	(108,449,120)	10,717,934	61,572,412
Class K shares
Subscriptions	42	225	140	792
Distributions reinvested	242	1,316	643	3,623
Redemptions	(2)	(8)	(3)	(15)
Net increase	282	1,533	780	4,400
Class R4 shares
Subscriptions	1,777,190	9,712,998	33,513	187,375
Distributions reinvested	9,213	50,096	35	193
Redemptions	(81,603)	(443,797)	(1,073)	(6,000)
Net increase	1,704,800	9,319,297	32,475	181,568
Class R5 shares
Subscriptions	744,874	4,058,822	112,551	630,140
Distributions reinvested	9,976	54,340	277	1,548
Redemptions	(209,499)	(1,138,831)	(21,817)	(121,526)
Net increase	545,351	2,974,331	91,011	510,162

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
18

Columbia U.S. Government Mortgage Fund

Statement of Changes in Net Assets (continued)

	Six months ended November 30, 2013 (Unaudited)		Year ended May 31, 2013(a)(b)
	Shares	Dollars ($)	Shares	Dollars ($)
Class W shares
Subscriptions	456,509	2,495,155	2,545,131	14,546,837
Distributions reinvested	18,770	102,563	84,376	477,677
Redemptions	(1,030,209)	(5,677,980)	(769,891)	(4,331,176)
Net increase (decrease)	(554,930)	(3,080,262)	1,859,616	10,693,338
Class Z shares
Subscriptions	13,239,305	72,264,740	176,023,324	1,001,820,208
Distributions reinvested	822,705	4,485,934	2,674,680	15,079,396
Redemptions	(71,779,054)	(392,212,338)	(94,541,278)	(531,885,402)
Net increase (decrease)	(57,717,044)	(315,461,664)	84,156,726	485,014,202
Total net increase (decrease)	(98,785,606)	(539,887,835)	124,597,103	717,138,444

(a) Class R4 and Class R5 shares are for the period from November 8, 2012 (commencement of operations) to May 31, 2013.

(b) Class W shares are for the period from June 18, 2012 (commencement of operations) to May 31, 2013.

(c) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
19

Columbia U.S. Government Mortgage Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended November 30, 2013		Year Ended May 31,
Class A	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$5.56		$5.63		$5.46		$5.16		$4.77		$4.99
Income from investment operations:
Net investment income	0.06		0.10		0.16		0.17		0.25		0.21
Net realized and unrealized gain (loss)	(0.09)		0.08		0.19		0.34		0.37		(0.18)
Total from investment operations	(0.03)		0.18		0.35		0.51		0.62		0.03
Less distributions to shareholders:
Net investment income	(0.09)		(0.14)		(0.16)		(0.21)		(0.23)		(0.21)
Net realized gains	—		(0.11)		(0.02)		—		—		(0.04)
Total distributions to shareholders	(0.09)		(0.25)		(0.18)		(0.21)		(0.23)		(0.25)
Proceeds from regulatory settlements	—		—		0.00	(a)	—		—		—
Net asset value, end of period	$5.44		$5.56		$5.63		$5.46		$5.16		$4.77
Total return	(0.57%)		3.28%		6.55%		10.10%		13.32%		0.79%
Ratios to average net assets(b)
Total gross expenses	0.95	%(c)	0.94%		0.92%		0.98%		1.09%		1.08%
Total net expenses(d)	0.86	%(c)(e)	0.86	%(e)	0.85	%(e)	0.87%		0.89%		0.89%
Net investment income	2.22	%(c)	1.81%		2.83%		3.16%		4.98%		4.51%
Supplemental data
Net assets, end of period (in thousands)	$605,299		$729,893		$616,112		$519,454		$80,371		$78,940
Portfolio turnover	225	%(f)	576	%(f)	545	%(f)	465	%(f)	519	%(f)	431	%(f)

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 69% for the six months ended November 30, 2013 and 164%, 285%, 253%, 246% and 162% for the years ended May 31, 2013, 2012, 2011, 2010 and 2009, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
20

Columbia U.S. Government Mortgage Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2013		Year Ended May 31,
Class B	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$5.57		$5.64		$5.47		$5.16		$4.77		$4.99
Income from investment operations:
Net investment income	0.04		0.06		0.12		0.13		0.21		0.18
Net realized and unrealized gain (loss)	(0.10)		0.08		0.19		0.35		0.37		(0.18)
Total from investment operations	(0.06)		0.14		0.31		0.48		0.58		—
Less distributions to shareholders:
Net investment income	(0.07)		(0.10)		(0.12)		(0.17)		(0.19)		(0.18)
Net realized gains	—		(0.11)		(0.02)		—		—		(0.04)
Total distributions to shareholders	(0.07)		(0.21)		(0.14)		(0.17)		(0.19)		(0.22)
Proceeds from regulatory settlements	—		—		0.00	(a)	—		—		—
Net asset value, end of period	$5.44		$5.57		$5.64		$5.47		$5.16		$4.77
Total return	(1.12%)		2.51%		5.73%		9.45%		12.46%		0.03%
Ratios to average net assets(b)
Total gross expenses	1.70	%(c)	1.68%		1.68%		1.81%		1.85%		1.84%
Total net expenses(d)	1.61	%(c)(e)	1.61	%(e)	1.60	%(e)	1.65%		1.65%		1.65%
Net investment income	1.44	%(c)	1.07%		2.09%		2.43%		4.18%		3.75%
Supplemental data
Net assets, end of period (in thousands)	$3,930		$5,775		$8,495		$16,024		$17,619		$24,177
Portfolio turnover	225	%(f)	576	%(f)	545	%(f)	465	%(f)	519	%(f)	431	%(f)

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 69% for the six months ended November 30, 2013 and 164%, 285%, 253%, 246% and 162% for the years ended May 31, 2013, 2012, 2011, 2010 and 2009, respectively.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
21

Columbia U.S. Government Mortgage Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2013		Year Ended May 31,
Class C	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$5.57		$5.64		$5.47		$5.16		$4.77		$4.99
Income from investment operations:
Net investment income	0.04		0.06		0.11		0.14		0.21		0.18
Net realized and unrealized gain (loss)	(0.10)		0.08		0.20		0.34		0.37		(0.18)
Total from investment operations	(0.06)		0.14		0.31		0.48		0.58		—
Less distributions to shareholders:
Net investment income	(0.07)		(0.10)		(0.12)		(0.17)		(0.19)		(0.18)
Net realized gains	—		(0.11)		(0.02)		—		—		(0.04)
Total distributions to shareholders	(0.07)		(0.21)		(0.14)		(0.17)		(0.19)		(0.22)
Proceeds from regulatory settlements	—		—		0.00	(a)	—		—		—
Net asset value, end of period	$5.44		$5.57		$5.64		$5.47		$5.16		$4.77
Total return	(1.12%)		2.50%		5.73%		9.46%		12.47%		0.03%
Ratios to average net assets(b)
Total gross expenses	1.70	%(c)	1.69%		1.67%		1.79%		1.85%		1.83%
Total net expenses(d)	1.61	%(c)(e)	1.61	%(e)	1.60	%(e)	1.64%		1.65%		1.65%
Net investment income	1.47	%(c)	1.00%		2.03%		2.55%		4.27%		3.76%
Supplemental data
Net assets, end of period (in thousands)	$51,445		$68,017		$32,691		$14,661		$5,217		$4,090
Portfolio turnover	225	%(f)	576	%(f)	545	%(f)	465	%(f)	519	%(f)	431	%(f)

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 69% for the six months ended November 30, 2013 and 164%, 285%, 253%, 246% and 162% for the years ended May 31, 2013, 2012, 2011, 2010 and 2009, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia U.S. Government Mortgage Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2013		Year Ended May 31,
Class I	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$5.56		$5.63		$5.46		$5.15		$4.77		$4.99
Income from investment operations:
Net investment income	0.07		0.12		0.17		0.20		0.26		0.23
Net realized and unrealized gain (loss)	(0.10)		0.08		0.20		0.35		0.37		(0.18)
Total from investment operations	(0.03)		0.20		0.37		0.55		0.63		0.05
Less distributions to shareholders:
Net investment income	(0.10)		(0.16)		(0.18)		(0.24)		(0.25)		(0.23)
Net realized gains	—		(0.11)		(0.02)		—		—		(0.04)
Total distributions to shareholders	(0.10)		(0.27)		(0.20)		(0.24)		(0.25)		(0.27)
Proceeds from regulatory settlements	—		—		0.00	(a)	—		—		—
Net asset value, end of period	$5.43		$5.56		$5.63		$5.46		$5.15		$4.77
Total return	(0.56%)		3.65%		6.90%		10.76%		13.58%		1.21%
Ratios to average net assets(b)
Total gross expenses	0.51	%(c)	0.51%		0.52%		0.62%		0.62%		0.61%
Total net expenses(d)	0.49	%(c)	0.50%		0.52%		0.48%		0.47%		0.48%
Net investment income	2.59	%(c)	2.17%		3.12%		3.76%		5.33%		4.93%
Supplemental data
Net assets, end of period (in thousands)	$663,830		$789,766		$739,181		$221,198		$132,495		$221,584
Portfolio turnover	225	%(e)	576	%(e)	545	%(e)	465	%(e)	519	%(e)	431	%(e)

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 69% for the six months ended November 30, 2013 and 164%, 285%, 253%, 246% and 162% for the years ended May 31, 2013, 2012, 2011, 2010 and 2009, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia U.S. Government Mortgage Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2013		Year Ended May 31,
Class K	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$5.55		$5.62		$5.46		$5.15		$4.77		$4.99
Income from investment operations:
Net investment income	0.06		0.11		0.16		0.19		0.25		0.23
Net realized and unrealized gain (loss)	(0.09)		0.08		0.18		0.34		0.37		(0.10)
Total from investment operations	(0.03)		0.19		0.34		0.53		0.62		0.13
Less distributions to shareholders:
Net investment income	(0.09)		(0.15)		(0.16)		(0.22)		(0.24)		(0.31)
Net realized gains	—		(0.11)		(0.02)		—		—		(0.04)
Total distributions to shareholders	(0.09)		(0.26)		(0.18)		(0.22)		(0.24)		(0.35)
Proceeds from regulatory settlements	—		—		0.00	(a)	—		—		—
Net asset value, end of period	$5.43		$5.55		$5.62		$5.46		$5.15		$4.77
Total return	(0.54%)		3.33%		6.41%		10.44%		13.25%		2.82%
Ratios to average net assets(b)
Total gross expenses	0.81	%(c)	0.81%		0.82%		0.93%		0.93%		0.89%
Total net expenses(d)	0.79	%(c)	0.80%		0.80%		0.78%		0.77%		0.70%
Net investment income	2.31	%(c)	1.88%		2.87%		3.50%		5.09%		4.38%
Supplemental data
Net assets, end of period (in thousands)	$83		$83		$80		$72		$85		$64
Portfolio turnover	225	%(e)	576	%(e)	545	%(e)	465	%(e)	519	%(e)	431	%(e)

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 69% for the six months ended November 30, 2013 and 164%, 285%, 253%, 246% and 162% for the years ended May 31, 2013, 2012, 2011, 2010 and 2009, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
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Columbia U.S. Government Mortgage Fund

Financial Highlights (continued)

Class R4	Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31, 2013(a)
Per share data
Net asset value, beginning of period	$5.56		$5.76
Income from investment operations:
Net investment income	0.07		0.06
Net realized and unrealized loss	(0.10)		(0.06	)(b)
Total from investment operations	(0.03)		—
Less distributions to shareholders:
Net investment income	(0.10)		(0.09)
Net realized gains	—		(0.11)
Total distributions to shareholders	(0.10)		(0.20)
Net asset value, end of period	$5.43		$5.56
Total return	(0.62%)		(0.01%)
Ratios to average net assets(c)
Total gross expenses	0.71	%(d)	0.73	%(d)
Total net expenses(e)	0.61	%(d)(f)	0.61	%(d)
Net investment income	2.77	%(d)	2.11	%(d)
Supplemental data
Net assets, end of period (in thousands)	$9,438		$181
Portfolio turnover	225	%(g)	576	%(g)

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to May 31, 2013.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 69% for the six months ended November 30, 2013 and 164% for the year ended May 31, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia U.S. Government Mortgage Fund

Financial Highlights (continued)

Class R5	Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31, 2013(a)
Per share data
Net asset value, beginning of period	$5.56		$5.76
Income from investment operations:
Net investment income	0.07		0.07
Net realized and unrealized loss	(0.10)		(0.07	)(b)
Total from investment operations	(0.03)		—
Less distributions to shareholders:
Net investment income	(0.10)		(0.09)
Net realized gains	—		(0.11)
Total distributions to shareholders	(0.10)		(0.20)
Net asset value, end of period	$5.43		$5.56
Total return	(0.59%)		0.04%
Ratios to average net assets(c)
Total gross expenses	0.57	%(d)	0.57	%(d)
Total net expenses(e)	0.54	%(d)	0.55	%(d)
Net investment income	2.71	%(d)	2.16	%(d)
Supplemental data
Net assets, end of period (in thousands)	$3,456		$506
Portfolio turnover	225	%(f)	576	%(f)

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to May 31, 2013.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 69% for the six months ended November 30, 2013 and 164% for the year ended May 31, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia U.S. Government Mortgage Fund

Financial Highlights (continued)

Class W	Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31, 2013(a)
Per share data
Net asset value, beginning of period	$5.58		$5.65
Income from investment operations:
Net investment income	0.06		0.09
Net realized and unrealized gain (loss)	(0.11)		0.09
Total from investment operations	(0.05)		0.18
Less distributions to shareholders:
Net investment income	(0.09)		(0.14)
Net realized gains	—		(0.11)
Total distributions to shareholders	(0.09)		(0.25)
Net asset value, end of period	$5.44		$5.58
Total return	(0.93%)		3.15%
Ratios to average net assets(b)
Total gross expenses	0.96	%(c)	0.94	%(c)
Total net expenses(d)	0.86	%(c)(e)	0.86	%(c)
Net investment income	2.20	%(c)	1.75	%(c)
Supplemental data
Net assets, end of period (in thousands)	$7,104		$10,367
Portfolio turnover	225	%(f)	576	%(f)

Notes to Financial Highlights

(a)  For the period from June 18, 2012 (commencement of operations) to May 31, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 69% for the six months ended November 30, 2013 and 164% for the year ended May 31, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia U.S. Government Mortgage Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2013		Year Ended May 31,
Class Z	(Unaudited)		2013		2012		2011(a)
Per share data
Net asset value, beginning of period	$5.56		$5.63		$5.46		$5.27
Income from investment operations:
Net investment income	0.07		0.11		0.16		0.11
Net realized and unrealized gain (loss)	(0.10)		0.09		0.21		0.23
Total from investment operations	(0.03)		0.20		0.37		0.34
Less distributions to shareholders:
Net investment income	(0.10)		(0.16)		(0.18)		(0.15)
Net realized gains	—		(0.11)		(0.02)		—
Total distributions to shareholders	(0.10)		(0.27)		(0.20)		(0.15)
Proceeds from regulatory settlements	—		—		0.00	(b)	—
Net asset value, end of period	$5.43		$5.56		$5.63		$5.46
Total return	(0.62%)		3.53%		6.82%		6.59%
Ratios to average net assets(c)
Total gross expenses	0.70	%(d)	0.69%		0.68%		0.62	%(d)
Total net expenses(e)	0.61	%(d)(f)	0.61	%(f)	0.61	%(f)	0.58	%(d)
Net investment income	2.43	%(d)	2.01%		2.96%		3.12	%(d)
Supplemental data
Net assets, end of period (in thousands)	$553,047		$886,922		$424,251		$51,912
Portfolio turnover	225	%(g)	576	%(g)	545	%(g)	465	%(g)

Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to May 31, 2011.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 69% for the six months ended November 30, 2013 and 164%, 285% and 253% for the years ended May 31, 2013, 2012 and 2011, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia U.S. Government Mortgage Fund

Notes to Financial Statements

November 30, 2013 (Unaudited)

Note 1. Organization

Columbia U.S. Government Mortgage Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R4, Class R5, Class W and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain other eligible investors.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges and are available only to certain eligible investors, which are subject to different investment minimums.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Asset and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities' cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available

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Columbia U.S. Government Mortgage Fund

Notes to Financial Statements (continued)

November 30, 2013 (Unaudited)

may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in open-end investment companies, including money market funds, are valued at net asset value.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Option contracts are valued at the mean of the latest quoted bid and asked prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the New York Stock Exchange (NYSE).

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. A Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any initial margin held by the counterparty. With exchange traded or centrally cleared derivatives, there is minimal counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is limited to failure of the clearinghouse. However, credit risk still exists in exchange traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers, potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is an agreement between a Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

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Columbia U.S. Government Mortgage Fund

Notes to Financial Statements (continued)

November 30, 2013 (Unaudited)

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g. $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate derivative contracts prior to maturity in the event the Fund's net assets decline by a stated percentage over a specified time period or the Fund fails to meet the terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet the terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivative contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Options Contracts

Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange traded or over-the-counter. The Fund purchased and wrote option contracts to manage fluctuations in interest rates and volatility. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain over-the-counter option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the counterparty or the Fund upon closure, exercise or expiration of the contract.

Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. The Fund will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.

For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the

Semiannual Report 2013
31

Columbia U.S. Government Mortgage Fund

Notes to Financial Statements (continued)

November 30, 2013 (Unaudited)

positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. The Fund's maximum payout in the case of written put option contracts represents the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under the contract. For over-the-counter options contracts, the transaction is also subject to counterparty credit risk. Option contracts written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The maximum payout amount may be offset by the subsequent sale, if any, of assets obtained upon the exercise of the put option contracts by holders of the option contracts or proceeds received upon entering into the contracts.

Swaption Contracts

Swaption contracts entered into by the Fund typically represent an option that gives the purchaser the right, but not the obligation, to enter into a swap contract on a future date.

The Fund purchased or wrote swaption contracts to manage exposure to fluctuations in interest rates or hedge the fair value of other Fund investments. These instruments may be used for other purposes in future periods. If a call swaption is exercised, the purchaser will enter into a swap contract to receive the fixed rate and pay a floating rate in exchange. Exercising a put swaption would entitle the purchaser to pay a fixed rate and receive a floating rate. Changes in the value of a purchased swaption are reported as unrealized appreciation or depreciation on investments in the Statement of Assets and Liabilities. Gain or loss is recognized in the Statement of Operations when the swaption contract expires or is closed.

When the Fund writes a swaption, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the swaption written. Premiums received from writing swaptions that expire unexercised are recorded by the Fund on the expiration date as realized gains from options written in the Statement of Operations. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also recorded as realized gain, or if the premium is less than the amount paid for the closing purchase, as realized loss. These amounts are reflected as net realized gain (loss) on options written in the Statement of Operations.

Offsetting of Derivative Assets and Derivative Liabilities

The following tables present the Fund's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of November 30, 2013:

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
			Net Amounts of
	Gross Amounts of Recognized Assets ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Assets Presented in the Statement of Assets and Liabilities ($)	Financial Instruments ($)(a)	Cash Collateral Received ($)	Securities Collateral Received ($)	Net Amount ($)(b)
Asset Derivatives:
Options Purchased Puts(c)	24,466,818	—	24,466,818	—	11,712,000	12,084,958	669,860

(a) Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b) Represents the net amount due from counterparties in the event of default.

(c) Purchased options are included within investments at value on the Statement of Assets and Liabilities.

Semiannual Report 2013
32

Columbia U.S. Government Mortgage Fund

Notes to Financial Statements (continued)

November 30, 2013 (Unaudited)

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions over the period in the Statement of Operations including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments at November 30, 2013:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Interest rate risk	Net assets — unrealized appreciation on futures contracts	41,280	*
Interest rate risk	Investments at value-unaffiliated issuers (for purchased options)	24,466,818
Total		24,508,098
Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Interest rate risk	Net assets — unrealized depreciation on futures contracts	837,305	*

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments in the Statement of Operations for the six months ended November 30, 2013:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)	Options Contracts Written and Purchased ($)	Total ($)
Interest rate risk	5,793,829	(1,441,929)	4,351,900
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)	Options Contracts Written and Purchased ($)	Total ($)
Interest rate risk	(1,543,692)	3,840,797	2,297,105

The following table is a summary of the volume of derivative instruments for the six months ended November 30, 2013:

Derivative Instrument	Contracts Opened
Futures contracts	34,603
Options contracts	8

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The following table presents the Fund's gross and net amount of assets available for offset under a netting arrangement for repurchase agreements as well as the related collateral received by the Fund as of November 30, 2013:

Offsetting of Financial Assets

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
			Net Amounts of
	Gross Amounts of Recognized Assets ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Assets Presented in the Statement of Assets and Liabilities ($)	Financial Instruments ($)(a)	Cash Collateral Received ($)	Securities Collateral Received ($)	Net Amount ($)(b)
Repurchase Agreements	50,000,000	—	50,000,000	—	50,000,000	—	50,000,000

(a) Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b) Represents the net amount due from counterparties in the event of default.

Semiannual Report 2013
33

Columbia U.S. Government Mortgage Fund

Notes to Financial Statements (continued)

November 30, 2013 (Unaudited)

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase risk since the other party to the transaction may fail to deliver which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Forward Sale Commitments

The Fund may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. While a forward sale commitment is outstanding, equivalent deliverable securities or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.

Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security Valuation" above. The forward sale commitment is "marked-to-market" daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into.

Mortgage Dollar Roll Transactions

The Fund may enter into mortgage "dollar rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.

For financial reporting and tax purposes, the Fund treats "to be announced" mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund's portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.

Stripped Securities

The Fund may invest in Interest Only (IO) and Principal Only (PO) stripped mortgage-backed securities. These securities are derivative multi-class mortgage securities structured so that one class receives most, if not all, of the principal from the underlying mortgage assets, while the other class receives most, if not all, of the interest and the remainder of the principal. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in an IO security, therefore the daily interest accrual factor is adjusted each month to reflect the paydown of principal. The market value of these securities can be extremely volatile in response to changes in interest rates. Credit risk reflects the risk that the Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligation.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

Dividend income is recorded on the ex-dividend date.

Semiannual Report 2013
34

Columbia U.S. Government Mortgage Fund

Notes to Financial Statements (continued)

November 30, 2013 (Unaudited)

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.43% to 0.30% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended November 30, 2013 was 0.42% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended November 30, 2013 was 0.06% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended November 30, 2013, other expenses paid to this company were $2,642.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Semiannual Report 2013
35

Columbia U.S. Government Mortgage Fund

Notes to Financial Statements (continued)

November 30, 2013 (Unaudited)

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class.

For the six months ended November 30, 2013, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.19%
Class B	0.19
Class C	0.19
Class K	0.05
Class R4	0.19
Class R5	0.05
Class W	0.19
Class Z	0.19

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class' initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2013, these minimum account balance fees reduced total expenses by $10,774.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class W shares, and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $824,000 and $285,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of September 30, 2013, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $114,342 for Class A, $1,660 for Class B and $19,284 for Class C shares for the six months ended November 30, 2013.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges

Semiannual Report 2013
36

Columbia U.S. Government Mortgage Fund

Notes to Financial Statements (continued)

November 30, 2013 (Unaudited)

from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	October 1, 2013 through September 30, 2014	Prior to October 1, 2013
Class A	0.86%	0.86%
Class B	1.61	1.61
Class C	1.61	1.61
Class I	0.48	0.50
Class K	0.78	0.80
Class R4	0.61	0.61
Class R5	0.53	0.55
Class W	0.86	0.86
Class Z	0.61	0.61

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At November 30, 2013, the cost of investments for federal income tax purposes was approximately $2,453,312,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$60,332,000
Unrealized depreciation	(38,758,000)
Net unrealized appreciation	$21,574,000

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations but including mortgage dollar rolls, aggregated to $6,298,664,435 and $7,064,307,887, respectively, for the six months ended November 30, 2013, of which $6,072,428,839 and $6,605,511,945, respectively, were U.S. government securities.

Note 6. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends — affiliated issuers" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At November 30, 2013, one unaffiliated shareholder account owned 18.3% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account. Affiliated shareholder accounts owned 45.3% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. (JPMorgan) whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum. The commitment fee is included in other expenses in the Statement of Operations.

Semiannual Report 2013
37

Columbia U.S. Government Mortgage Fund

Notes to Financial Statements (continued)

November 30, 2013 (Unaudited)

Effective December 10, 2013, the Fund extended its revolving credit facility with JPMorgan. The credit facility agreement, as amended, continues to permit collective borrowings up to $500 million under the same terms and interest rates as described above. Effective December 10, 2013, the Fund pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended November 30, 2013.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and

Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2013
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Semiannual Report 2013
40

Columbia U.S. Government Mortgage Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013
41

Columbia U.S. Government Mortgage Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR236_05_D01_(01/14)

Semiannual Report

November 30, 2013

Columbia Absolute Return Enhanced Multi-Strategy Fund

Not FDIC insured • No bank guarantee • May lose value

President's Message

Dear Shareholders,

A market rally led by equities

Despite threats of military action in Syria, rumblings from Iran and an impending showdown over the debt ceiling here at home, the U.S. financial markets delivered positive results in the third quarter of 2013. Stocks outperformed bonds by a substantial margin. Still, robust growth continued to elude the U.S. economy, which merely plodded along. New job growth was solid but not spectacular. Consumer spending remained steady, but the only obvious beneficiary was the auto industry. Gains in the housing market met some headwinds, as mortgage rates rose and sales slipped somewhat. Nevertheless, the recovery in housing remained intact.

The Federal Reserve (the Fed) unsettled investors with a hint that it was ready to taper its purchase of U.S. Treasury and mortgage securities. However, its failure to take any action in a September meeting rallied stocks to new highs and brought bonds back into positive territory for the quarter. Small-cap stocks were the U.S. market leaders. Growth outperformed value in a quarter dominated by the materials, industrials and consumer discretionary sectors. Developed markets led the global rally, driven by strengthening economic conditions in the eurozone. Certain emerging stock markets, including China's, bounced back with returns in line with those of the United States. India and Indonesia were exceptions to that trend, as fears of the Fed's tapering efforts rattled investors in both countries.

Improved risk appetites boosted fixed income

Following a weak second quarter, the fixed-income markets made up some ground in the third quarter of 2013. As yields fell, bond prices rallied enough to push returns on non-Treasury sectors into positive territory. Risk appetites improved in response to continued liquidity from the Fed. Against this backdrop, U.S. high-yield and foreign bonds led the fixed-income markets, along with mortgage-backed securities and emerging market bonds. The U.S. municipal bond market was the exception, as it slipped into negative territory in the final week of the period, pressured by heightened concerns over Puerto Rico, potential municipal bankruptcies and continued fund redemptions.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success and, most importantly, that of our investors, are highly talented industry professionals, brought together by a unique way of working. At Columbia Management, reaching our performance goals matters, and how we reach them matters just as much.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, offering insights on current market events and investment opportunities

>  Detailed up-to-date fund performance and portfolio information

>  Quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investing involves risk including the risk of loss of principal.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2013

Columbia Absolute Return Enhanced Multi-Strategy Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	27
Statement of Operations	29
Statement of Changes in Net Assets	30
Financial Highlights	32
Notes to Financial Statements	40
Important Information About This Report	53

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia Absolute Return Enhanced Multi-Strategy Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Absolute Return Enhanced Multi-Strategy Fund (the Fund) Class A shares returned -1.65% excluding sales charges for the six-month period that ended November 30, 2013.

>  The Citigroup 3-Month U.S. Treasury Bill Index returned 0.02% for the six-month period.

>  The S&P 500 Index returned 11.91% for the same time period.

>  The Barclays U.S. Aggregate Bond Index returned -0.56% for the same time period.

>  The Fund underperformed its Blended Index, which returned 6.82% for the same six-month period.

Average Annual Total Returns (%) (for period ended November 30, 2013)

	Inception	6 Months cumulative	1 Year	Life
Class A	03/31/11
Excluding sales charges		-1.65	2.93	1.31
Including sales charges		-7.33	-2.96	-0.91
Class B	03/31/11
Excluding sales charges		-2.06	2.11	0.52
Including sales charges		-6.96	-2.89	-0.60
Class C	03/31/11
Excluding sales charges		-2.06	2.10	0.55
Including sales charges		-3.04	1.10	0.55
Class I	03/31/11	-1.46	3.36	1.62
Class R	03/31/11	-1.76	2.64	1.02
Class R5*	11/08/12	-1.45	3.32	1.45
Class W	03/31/11	-1.56	3.08	1.37
Class Z	03/31/11	-1.55	3.14	1.54
Citigroup 3-Month U.S. Treasury Bill Index		0.02	0.05	0.06
S&P 500 Index		11.91	30.30	14.76
Barclays U.S. Aggregate Bond Index		-0.56	-1.61	3.73
Blended Index		6.82	16.62	10.46

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

The Blended Index is comprised 60% of the S&P 500 Index and 40% of the Barclays U.S. Aggregate Bond Index.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2013
2

Columbia Absolute Return Enhanced Multi-Strategy Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) — Long Positions (at November 30, 2013)
JPMorgan Chase & Co.	1.8
Philip Morris International, Inc.	1.6
Johnson & Johnson	1.3
Google, Inc., Class A	1.3
Apple, Inc.	1.3
Chevron Corp.	1.2
Pfizer, Inc.	1.2
Procter & Gamble Co. (The)	1.1
Honeywell International, Inc.	1.1
Citigroup, Inc.	1.1

Percentages indicated are based upon total long investments (excluding Money Market Funds).

Top Ten Holdings (%) — Short Positions (at November 30, 2013)
Bristol-Myers Squibb Co.	(1.9)
Laboratory Corp. of America Holdings	(1.6)
Clorox Co. (The)	(1.6)
Church & Dwight Co., Inc.	(1.6)
PACCAR, Inc.	(1.6)
Adobe Systems, Inc.	(1.5)
Triquint Semiconductor, Inc.	(1.5)
Novartis AG, ADR	(1.5)
Discovery Communications, Inc., Class A	(1.5)
Progressive Corp. (The)	(1.5)

Percentages indicated are based upon total short investments.

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Management

Todd White

Jeffrey Knight, CFA

Kent Peterson, Ph.D.

Semiannual Report 2013
3

Columbia Absolute Return Enhanced Multi-Strategy Fund

Portfolio Overview (continued)

(Unaudited)

Portfolio Breakdown (%) (at November 30, 2013)
	Long	Short	Net
Common Stocks	32.0	(8.6)	23.4
Consumer Discretionary	4.8	(1.6)	3.2
Consumer Staples	2.4	(0.6)	1.8
Energy	2.2	0.0	2.2
Financials	5.4	(1.7)	3.7
Health Care	5.0	(1.5)	3.5
Industrials	3.9	(1.3)	2.6
Information Technology	6.2	(1.6)	4.6
Materials	1.0	(0.3)	0.7
Telecommunication Services	0.7	0.0	0.7
Utilities	0.4	0.0	0.4
Convertible Preferred Stocks	1.5	0.0	1.5
Consumer Staples	0.1	0.0	0.1
Financials	0.6	0.0	0.6
Health Care	0.1	0.0	0.1
Industrials	0.2	0.0	0.2
Telecommunication Services	0.1	0.0	0.1
Utilities	0.4	0.0	0.4
Convertible Bonds	2.4	0.0	2.4
Treasury Bills	1.0	0.0	1.0
Short-Term Investments Segregated in Connection with Open Derivatives Contracts(a)	71.7	0.0	71.7
Total	108.6	(8.6)	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Includes investments in Money Market Funds (amounting to $146.9 million) which have been segregated to cover obligations related to the Fund's investment in derivatives which provides exposure to multiple markets. For a description of the Fund's investments in derivatives, see Investments in Derivatives following the Portfolio of Investments, and Note 2 to the financial statements.

Semiannual Report 2013
4

Columbia Absolute Return Enhanced Multi-Strategy Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

June 1, 2013 – November 30, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	983.50	1,016.65	8.21	8.35	1.66
Class B	1,000.00	1,000.00	979.40	1,012.91	11.89	12.09	2.41
Class C	1,000.00	1,000.00	979.40	1,012.91	11.89	12.09	2.41
Class I	1,000.00	1,000.00	985.40	1,018.75	6.14	6.24	1.24
Class R	1,000.00	1,000.00	982.40	1,015.41	9.44	9.60	1.91
Class R5	1,000.00	1,000.00	985.50	1,018.55	6.34	6.44	1.28
Class W	1,000.00	1,000.00	984.40	1,016.50	8.36	8.50	1.69
Class Z	1,000.00	1,000.00	984.50	1,017.90	6.98	7.09	1.41

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2013
5

Columbia Absolute Return Enhanced Multi-Strategy Fund

Portfolio of Investments

November 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 28.4%

Issuer	Shares	Value ($)
Consumer Discretionary 4.2%
Auto Components 0.2%
Delphi Automotive PLC	3,585	209,902
TRW Automotive Holdings Corp.(a)(b)	3,433	266,401
Total		476,303
Automobiles 0.3%
General Motors Co.(a)	11,200	433,776
Tesla Motors, Inc.(a)	1,841	234,322
Total		668,098
Hotels, Restaurants & Leisure 0.4%
Bally Technologies, Inc.(a)(b)	1,896	141,385
Domino's Pizza, Inc.	2,620	181,120
McDonald's Corp.	2,710	263,873
Starwood Hotels & Resorts Worldwide, Inc.(b)	1,630	121,402
Wynn Resorts Ltd.	1,208	200,371
Yum! Brands, Inc.	1,960	152,253
Total		1,060,404
Household Durables 0.1%
Mohawk Industries, Inc.(a)(b)	1,550	217,031
Internet & Catalog Retail 0.4%
Amazon.com, Inc.(a)	984	387,322
priceline.com, Inc.(a)(b)	490	584,242
Total		971,564
Leisure Equipment & Products 0.1%
Mattel, Inc.	3,085	142,743
Media 1.2%
Comcast Corp., Class A	10,681	532,661
DIRECTV(a)	3,732	246,723
Discovery Communications, Inc., Class A(a)	4,371	381,457
DISH Network Corp., Class A(b)	5,368	290,731
Interpublic Group of Companies, Inc. (The)	10,990	191,226
Time Warner, Inc.	4,545	298,652
Twenty-First Century Fox, Inc., Class A(b)	4,623	154,824
Viacom, Inc., Class B	7,023	563,034
Walt Disney Co. (The)(b)	2,935	207,035
Total		2,866,343
Multiline Retail 0.2%
Macy's, Inc.	6,914	368,240

Common Stocks (continued)

Issuer	Shares	Value ($)
Specialty Retail 0.9%
Dick's Sporting Goods, Inc.	2,785	157,408
Foot Locker, Inc.(b)	2,465	95,864
Home Depot, Inc. (The)	4,360	351,721
Lowe's Companies, Inc.	4,991	236,973
Pier 1 Imports, Inc.(b)	4,092	91,211
Ross Stores, Inc.	1,510	115,454
Tiffany & Co.	3,770	336,058
TJX Companies, Inc.	7,341	461,602
Ulta Salon Cosmetics & Fragrance, Inc.(a)	690	87,589
Williams-Sonoma, Inc.(b)	3,035	179,429
Total		2,113,309
Textiles, Apparel & Luxury Goods 0.4%
Michael Kors Holdings Ltd.(a)(b)	5,998	489,137
Nike, Inc., Class B(b)	1,690	133,747
VF Corp.	1,375	322,547
Total		945,431
Total Consumer Discretionary		9,829,466
Consumer Staples 2.2%
Beverages 0.5%
Coca-Cola Co. (The)	3,920	157,545
Coca-Cola Enterprises, Inc.	5,935	248,914
Diageo PLC, ADR(b)	2,699	344,581
PepsiCo, Inc.	5,176	437,165
Total		1,188,205
Food & Staples Retailing 0.4%
CVS Caremark Corp.	6,876	460,417
Kroger Co. (The)(b)	2,934	122,494
Wal-Mart Stores, Inc.	2,055	166,476
Walgreen Co.	3,315	196,248
Total		945,635
Food Products 0.1%
General Mills, Inc.	2,580	130,109
Household Products 0.4%
Kimberly-Clark Corp.	1,890	206,312
Procter & Gamble Co. (The)(b)	9,702	817,103
Total		1,023,415

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
6

Columbia Absolute Return Enhanced Multi-Strategy Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Personal Products 0.1%
Avon Products, Inc.	8,460	150,842
Tobacco 0.7%
Altria Group, Inc.(b)	11,320	418,613
Philip Morris International, Inc.(b)	13,655	1,168,049
Total		1,586,662
Total Consumer Staples		5,024,868
Energy 2.0%
Energy Equipment & Services 0.5%
Cameron International Corp.(a)	4,250	235,408
Ensco PLC, Class A	1,395	82,417
FMC Technologies, Inc.(a)	6,435	309,523
Halliburton Co.	7,924	417,436
Schlumberger Ltd.	1,840	162,693
Tidewater, Inc.	45	2,567
Total		1,210,044
Oil, Gas & Consumable Fuels 1.5%
Anadarko Petroleum Corp.	2,290	203,398
Antero Resources Corp.(a)	1,179	64,727
Canadian Natural Resources Ltd.	5,860	192,911
Chevron Corp.	7,503	918,667
ConocoPhillips	5,892	428,938
EOG Resources, Inc.	1,547	255,255
Exxon Mobil Corp.	6,477	605,470
Newfield Exploration Co.(a)	2,965	83,317
Noble Energy, Inc.	2,610	183,326
Occidental Petroleum Corp.	940	89,262
Phillips 66	1,915	133,303
Royal Dutch Shell PLC, ADR	2,220	148,074
Total		3,306,648
Total Energy		4,516,692
Financials 4.8%
Capital Markets 0.8%
BlackRock, Inc.	1,691	511,950
Franklin Resources, Inc.	4,272	236,626
Goldman Sachs Group, Inc. (The)	1,175	198,505
Invesco Ltd.(b)	8,126	283,191
Morgan Stanley	5,152	161,258

Common Stocks (continued)

Issuer	Shares	Value ($)
Northern Trust Corp.	2,160	127,418
State Street Corp.	3,338	242,372
T. Rowe Price Group, Inc.	1,220	98,161
Total		1,859,481
Commercial Banks 0.9%
Fifth Third Bancorp(b)	16,559	336,479
Huntington Bancshares, Inc.	21,955	201,547
PNC Financial Services Group, Inc. (The)(b)	5,300	407,835
U.S. Bancorp(b)	10,447	409,731
Wells Fargo & Co.	15,700	691,114
Total		2,046,706
Consumer Finance 0.1%
American Express Co.	3,060	262,548
Diversified Financial Services 1.3%
Bank of America Corp.	20,135	318,536
Berkshire Hathaway, Inc., Class B(a)	3,874	451,437
Citigroup, Inc.	15,393	814,598
CME Group, Inc.	1,865	152,837
JPMorgan Chase & Co.(b)	23,125	1,323,212
Total		3,060,620
Insurance 1.0%
ACE Ltd.	3,115	320,160
Aflac, Inc.(b)	4,375	290,369
Aon PLC	4,387	358,155
Brown & Brown, Inc.(b)	7,710	243,790
Chubb Corp. (The)	1,570	151,426
Hartford Financial Services Group, Inc.	7,005	249,588
Marsh & McLennan Companies, Inc.	4,505	213,762
MetLife, Inc.	1,925	100,466
Prudential Financial, Inc.(b)	3,185	282,701
Unum Group	3,395	113,970
Total		2,324,387
Real Estate Investment Trusts (REITs) 0.6%
Alexandria Real Estate Equities, Inc.(b)	2,825	178,709
AvalonBay Communities, Inc.	640	75,878
CubeSmart(b)	10,722	173,911
Highwoods Properties, Inc.(b)	4,359	156,575
Post Properties, Inc.	3,575	153,225
Public Storage	595	90,857

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
7

Columbia Absolute Return Enhanced Multi-Strategy Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Simon Property Group, Inc.(b)	2,207	330,719
Vornado Realty Trust(b)	1,050	92,327
Total		1,252,201
Real Estate Management & Development 0.1%
Realogy Holdings Corp.(a)	2,875	136,246
Thrifts & Mortgage Finance —%
People's United Financial, Inc.	6,045	91,521
Total Financials		11,033,710
Health Care 4.5%
Biotechnology 1.3%
Alexion Pharmaceuticals, Inc.(a)	1,312	163,344
Alnylam Pharmaceuticals, Inc.(a)(b)	1,455	89,046
Amarin Corp. PLC, ADR(a)	7,777	14,154
Amgen, Inc.	3,085	351,937
Ariad Pharmaceuticals, Inc.(a)	6,550	31,768
Biogen Idec, Inc.(a)	826	240,341
Celgene Corp.(a)(b)	3,997	646,595
Dynavax Technologies Corp.(a)	59,138	104,674
Gilead Sciences, Inc.(b)	7,646	571,997
GTx, Inc.(a)	15,270	25,806
Infinity Pharmaceuticals, Inc.(a)(b)	5,630	82,254
Keryx Biopharmaceuticals, Inc.(a)(b)	11,795	163,833
Pharmacyclics, Inc.(a)(b)	1,055	131,369
Vertex Pharmaceuticals, Inc.(a)(b)	5,358	371,952
Total		2,989,070
Health Care Equipment & Supplies 0.7%
Abbott Laboratories	10,724	409,550
Baxter International, Inc.	1,343	91,928
Boston Scientific Corp.(a)(b)	14,420	166,984
Covidien PLC(b)	8,009	546,694
Hologic, Inc.(a)(b)	7,115	159,305
St. Jude Medical, Inc.(b)	2,145	125,311
Zimmer Holdings, Inc.(b)	1,564	142,965
Total		1,642,737
Health Care Providers & Services 0.7%
Aetna, Inc.(b)	3,469	239,118
Cardinal Health, Inc.	11,918	769,903

Common Stocks (continued)

Issuer	Shares	Value ($)
CIGNA Corp.	3,503	306,337
Express Scripts Holding Co.(a)	2,750	185,213
Total		1,500,571
Life Sciences Tools & Services 0.1%
Thermo Fisher Scientific, Inc.	1,629	164,285
Pharmaceuticals 1.7%
AbbVie, Inc.	6,990	338,665
Actavis PLC(a)(b)	1,080	176,116
Allergan, Inc.	2,719	263,879
Bristol-Myers Squibb Co.	8,965	460,622
GlaxoSmithKline PLC, ADR(b)	2,495	132,035
Johnson & Johnson	10,331	977,932
Merck & Co., Inc.	8,230	410,101
Mylan, Inc.(a)(b)	4,160	183,581
Pfizer, Inc.	27,314	866,673
Salix Pharmaceuticals Ltd.(a)	2,405	203,968
Total		4,013,572
Total Health Care		10,310,235
Industrials 3.4%
Aerospace & Defense 1.3%
Boeing Co. (The)(b)	4,250	570,562
General Dynamics Corp.(b)	1,233	113,017
Honeywell International, Inc.(b)	9,216	815,708
Precision Castparts Corp.(b)	1,840	475,548
Raytheon Co.(b)	6,489	575,445
United Technologies Corp.	4,164	461,621
Total		3,011,901
Air Freight & Logistics 0.2%
FedEx Corp.	1,592	220,810
United Parcel Service, Inc., Class B	1,870	191,451
Total		412,261
Airlines 0.2%
Alaska Air Group, Inc.(b)	2,335	181,523
Delta Air Lines, Inc.	8,125	235,462
Total		416,985
Commercial Services & Supplies 0.2%
Tyco International Ltd.	7,735	295,013
Waste Connections, Inc.(b)	2,946	129,447
Waste Management, Inc.	2,900	132,472
Total		556,932

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
8

Columbia Absolute Return Enhanced Multi-Strategy Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Construction & Engineering 0.2%
Foster Wheeler AG(a)(b)	4,705	142,703
MasTec, Inc.(a)(b)	6,345	200,819
Total		343,522
Electrical Equipment 0.3%
Eaton Corp. PLC	5,466	397,159
Emerson Electric Co.	1,740	116,563
Rockwell Automation, Inc.(b)	2,090	237,382
Total		751,104
Industrial Conglomerates 0.2%
General Electric Co.	21,075	561,860
Machinery 0.3%
Dover Corp.(b)	3,913	355,065
IDEX Corp.(b)	1,245	88,806
Illinois Tool Works, Inc.	1,239	98,600
Parker Hannifin Corp.	1,350	159,084
Total		701,555
Professional Services 0.2%
Dun & Bradstreet Corp. (The)(b)	2,135	249,475
Nielsen Holdings NV	6,713	289,733
Total		539,208
Road & Rail 0.2%
JB Hunt Transport Services, Inc.(b)	2,020	151,884
Union Pacific Corp.(b)	1,552	251,486
Total		403,370
Trading Companies & Distributors 0.1%
Fastenal Co.	5,798	269,781
Total Industrials		7,968,479
Information Technology 5.5%
Communications Equipment 0.3%
Cisco Systems, Inc.(b)	19,684	418,285
QUALCOMM, Inc.	4,691	345,164
Total		763,449
Computers & Peripherals 0.8%
Apple, Inc.(b)	1,741	968,118
EMC Corp.(b)	26,272	626,587
Hewlett-Packard Co.	4,245	116,101
Total		1,710,806

Common Stocks (continued)

Issuer	Shares	Value ($)
Internet Software & Services 1.1%
Baidu, Inc., ADR(a)	2,405	400,601
eBay, Inc.(a)(b)	5,602	283,013
Equinix, Inc.(a)	795	127,756
Facebook, Inc., Class A(a)	6,024	283,188
Google, Inc., Class A(a)	919	973,763
LinkedIn Corp., Class A(a)	1,096	245,537
MercadoLibre, Inc.	2,343	259,394
Total		2,573,252
IT Services 1.0%
Accenture PLC, Class A	6,756	523,387
Automatic Data Processing, Inc.	2,395	191,648
Cognizant Technology Solutions Corp., Class A(a)	3,462	325,047
International Business Machines Corp.	1,810	325,221
Mastercard, Inc., Class A(b)	818	622,343
Visa, Inc., Class A	1,451	295,220
Total		2,282,866
Semiconductors & Semiconductor Equipment 0.9%
ARM Holdings PLC, ADR	4,605	229,789
Avago Technologies Ltd.(b)	3,012	134,727
Broadcom Corp., Class A	6,330	168,948
Cavium, Inc.(a)(b)	4,900	177,380
Intel Corp.	11,055	263,551
KLA-Tencor Corp.(b)	5,345	341,385
Lam Research Corp.(a)(b)	3,735	194,631
Marvell Technology Group Ltd.	13,565	193,030
Skyworks Solutions, Inc.(a)(b)	8,829	234,763
Texas Instruments, Inc.	3,560	153,080
Total		2,091,284
Software 1.4%
Activision Blizzard, Inc.(b)	13,995	240,854
Autodesk, Inc.(a)	4,925	222,856
Check Point Software Technologies Ltd.(a)(b)	3,184	196,962
Citrix Systems, Inc.(a)(b)	2,740	162,537
Electronic Arts, Inc.(a)	6,734	149,360
Intuit, Inc.	4,550	337,747
Microsoft Corp.	20,977	799,853
Oracle Corp.(b)	3,791	133,784

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
9

Columbia Absolute Return Enhanced Multi-Strategy Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Red Hat, Inc.(a)	7,422	347,721
Salesforce.com, Inc.(a)	6,258	325,979
VMware, Inc., Class A(a)	4,323	348,564
Total		3,266,217
Total Information Technology		12,687,874
Materials 0.9%
Chemicals 0.8%
Celanese Corp., Class A	2,987	167,660
Dow Chemical Co. (The)(b)	13,605	531,411
EI du Pont de Nemours & Co.	3,385	207,771
LyondellBasell Industries NV, Class A	1,430	110,367
Monsanto Co.	2,738	310,298
Mosaic Co. (The)	2,545	121,906
RPM International, Inc.	2,480	98,208
Sherwin-Williams Co. (The)	1,315	240,685
Total		1,788,306
Containers & Packaging —%
Sonoco Products Co.	2,550	102,153
Paper & Forest Products 0.1%
International Paper Co.(b)	3,660	170,739
Total Materials		2,061,198
Telecommunication Services 0.6%
Diversified Telecommunication Services 0.4%
AT&T, Inc.	17,060	600,683
Verizon Communications, Inc.	9,315	462,210
Total		1,062,893
Wireless Telecommunication Services 0.2%
Vodafone Group PLC, ADR	10,047	372,643
Total Telecommunication Services		1,435,536
Utilities 0.3%
Electric Utilities 0.2%
American Electric Power Co., Inc.	2,610	122,827
Duke Energy Corp.	765	53,519
NextEra Energy, Inc.	945	79,937
Northeast Utilities	2,609	107,178
Westar Energy, Inc.	1,850	58,016
Total		421,477

Common Stocks (continued)

Issuer	Shares	Value ($)
Multi-Utilities 0.1%
CMS Energy Corp.	3,525	93,553
Dominion Resources, Inc.	1,445	93,795
Sempra Energy	1,045	92,420
Wisconsin Energy Corp.	2,280	95,236
Total		375,004
Total Utilities		796,481
Total Common Stocks (Cost: $55,486,607)		65,664,539

Convertible Preferred Stocks 1.3%

Consumer Staples 0.1%
Food Products 0.1%
Bunge Ltd., 4.875%	1,510	160,287
Total Consumer Staples		160,287
Financials 0.5%
Commercial Banks 0.1%
Wells Fargo & Co., 7.500%	170	191,463
Diversified Financial Services 0.1%
AMG Capital Trust II, 5.150%	3,290	199,867
Bank of America Corp., 7.250%	190	204,250
Total		404,117
Real Estate Investment Trusts (REITs) 0.3%
Alexandria Real Estate Equities, Inc., 7.000%	9,400	236,175
Health Care REIT, Inc., 6.500%	3,290	177,331
Weyerhaeuser Co., 6.375%	3,530	193,515
iStar Financial, Inc., 4.500%	1,900	110,611
Total		717,632
Total Financials		1,313,212
Health Care 0.1%
Health Care Equipment & Supplies 0.1%
Alere, Inc., 3.000%	450	125,195
Total Health Care		125,195
Industrials 0.2%
Aerospace & Defense 0.1%
United Technologies Corp., 7.500%	2,260	147,713

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
10

Columbia Absolute Return Enhanced Multi-Strategy Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Convertible Preferred Stocks (continued)

Issuer	Shares	Value ($)
Airlines 0.1%
Continental Airlines Finance Trust II, 6.000%	5,170	247,191
Machinery —%
Stanley Black & Decker, Inc., 6.250%	650	66,382
Total Industrials		461,286
Telecommunication Services 0.1%
Diversified Telecommunication Services —%
Intelsat SA, 5.750%	1,600	92,656
Wireless Telecommunication Services 0.1%
Crown Castle International Corp., 4.500%(a)	1,000	100,544
Total Telecommunication Services		193,200
Utilities 0.3%
Electric Utilities 0.2%
NextEra Energy, Inc., 5.599%	3,740	213,788
PPL Corp., 8.750%	3,740	197,883
Total		411,671
Multi-Utilities 0.1%
CenterPoint Energy, Inc., 3.547%(c)	2,930	153,093
Dominion Resources, Inc., 6.000%	1,860	101,723
Dominion Resources, Inc., 6.125%	1,860	102,002
Total		356,818
Total Utilities		768,489
Total Convertible Preferred Stocks (Cost: $2,917,059)		3,021,669

Convertible Bonds(d) 2.1%

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Automotive 0.1%
Navistar International Corp. Senior Subordinated Notes(e) 10/15/18	4.500%		150,000	157,006
Volkswagen International Finance NV(e) 11/09/15	5.500%	EUR	100,000	165,013
Total				322,019
Convertible Bonds(d) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking —%
Walter Investment Management Corp. Senior Subordinated Notes 11/01/19	4.500%	103,000	106,798
Building Materials 0.1%
Cemex SAB de CV Subordinated Notes 03/15/15	4.875%	184,000	211,945
Layne Christensen Co. Senior Unsecured(e) 11/15/18	4.250%	86,000	86,228
Total			298,173
Diversified Manufacturing 0.1%
Sterlite Industries India Ltd. Senior Unsecured 10/30/14	4.000%	120,000	118,425
Food and Beverage 0.1%
Chiquita Brands International, Inc. Senior Unsecured 08/15/16	4.250%	225,000	216,844
Gaming 0.1%
MGM Resorts International 04/15/15	4.250%	160,000	193,700
Health Care 0.1%
WebMD Health Corp. Senior Unsecured 01/31/18	2.500%	188,000	185,180
Independent Energy 0.1%
Chesapeake Energy Corp. 12/15/38	2.250%	333,000	312,188
Endeavour International Corp. 07/15/16	5.500%	126,000	100,091
Total			412,279
Lodging 0.1%
Morgans Hotel Group Co. 10/15/14	2.375%	188,000	181,420
Media Non-Cable 0.1%
Cenveo Corp. 05/15/17	7.000%	141,000	153,803

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
11

Columbia Absolute Return Enhanced Multi-Strategy Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Convertible Bonds(d) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Metals 0.1%
Jaguar Mining, Inc. Senior Unsecured(e) 11/01/14	4.500%	100,000	19,937
James River Coal Co.(e) 06/01/18	10.000%	169,000	72,564
Molycorp, Inc. Senior Unsecured 09/01/17	6.000%	159,000	112,763
Patriot Coal Corp. Senior Unsecured(f) 05/31/13	3.250%	115,000	1,509
Total			206,773
Non-Captive Consumer 0.1%
DFC Global Corp. Senior Unsecured 04/15/17	3.250%	160,000	141,706
Oil Field Services 0.1%
Vantage Drilling Co. Senior Unsecured(e) 07/15/43	5.500%	113,000	123,015
Other Financial Institutions 0.1%
Ares Capital Corp. Senior Unsecured(e) 01/15/19	4.375%	182,000	186,677
GSV Capital Corp. Senior Unsecured(e) 09/15/18	5.250%	175,000	169,890
Total			356,567
Pharmaceuticals 0.1%
Corsicanto Ltd. 01/15/32	3.500%	120,000	82,440
Dendreon Corp. Senior Unsecured 01/15/16	2.875%	226,000	135,600
InterMune, Inc. Senior Unsecured 09/15/18	2.500%	168,000	149,100
Savient Pharmaceuticals, Inc. Senior Unsecured 02/01/18	4.750%	85,000	744
Supernus Pharmaceuticals, Inc. Senior Secured(e) 05/01/19	7.500%	90,000	138,521

Convertible Bonds(d) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vivus, Inc. Senior Unsecured(e) 05/01/20	4.500%	150,000	132,844
Total			639,249
Property & Casualty 0.1%
MGIC Investment Corp. Senior Unsecured 05/01/17	5.000%	104,000	115,914
Railroads 0.1%
Greenbrier Companies, Inc. (The) Senior Unsecured 04/01/18	3.500%	183,000	212,051
Refining —%
Clean Energy Fuels Corp. Senior Unsecured(e) 10/01/18	5.250%	99,000	100,031
REITs 0.1%
Blackstone Mortgage Trust, Inc. Senior Unsecured 12/01/18	5.250%	86,000	87,283
Campus Crest Communities Operating Partnership LP(e) 10/15/18	4.750%	169,000	171,958
Total			259,241
Retailers 0.1%
Rite Aid Corp. Senior Unsecured 05/15/15	8.500%	56,000	133,700
Technology 0.1%
Digital River, Inc. Senior Unsecured 11/01/30	2.000%	140,000	138,075
NQ Mobile, Inc. Senior Unsecured(e) 10/15/18	4.000%	53,000	36,173
Powerwave Technologies, Inc. Subordinated Notes(f) 10/01/27	3.875%	45,000	225
Total			174,473
Tobacco 0.1%
Vector Group Ltd. Senior Unsecured(c) 01/15/19	2.500%	117,000	137,475

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
12

Columbia Absolute Return Enhanced Multi-Strategy Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Convertible Bonds(d) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Transportation Services 0.1%
DryShips, Inc. Senior Unsecured 12/01/14	5.000%	188,000	182,946
Total Convertible Bonds (Cost: $5,219,508)			4,971,782

Treasury Bills 0.9%

Issuer	Effective Yield	Principal Amount ($)	Value ($)
United States 0.9%
U.S. Treasury Bills(b) 01/02/14	0.030%	1,000,000	999,971
04/17/14	0.090%	1,000,000	999,669
Total			1,999,640
Total Treasury Bills (Cost: $1,999,751)			1,999,640

Money Market Funds 63.4%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.094%(g)(h)	146,915,114	146,915,114
Total Money Market Funds (Cost: $146,915,114)		146,915,114
Total Investments (Cost: $212,538,039)		222,572,744

Investments Sold Short (7.6)%

Common Stocks (7.6)%

Issuer	Shares	Value ($)
Consumer Discretionary (1.4)%
Auto Components (0.1)%
Autoliv, Inc.	(2,165)	(201,042)
BorgWarner, Inc.	(1,455)	(155,932)
Total		(356,974)
Hotels, Restaurants & Leisure (0.3)%
Burger King Worldwide, Inc.	(8,100)	(171,639)
Cheesecake Factory, Inc. (The)	(4,025)	(196,219)

Investments Sold Short (continued)

Common Stocks (continued)

Issuer	Shares	Value ($)
Chipotle Mexican Grill, Inc.(a)	(390)	(204,305)
Wendy's Co. (The)	(22,393)	(192,804)
Total		(764,967)
Leisure Equipment & Products (0.1)%
Mattel, Inc.	(5,335)	(246,850)
Media (0.4)%
Discovery Communications, Inc., Class A(a)	(2,996)	(261,461)
Grupo Televisa SAB, ADR	(7,043)	(214,882)
Pearson PLC, ADR	(10,255)	(226,738)
Regal Entertainment Group, Class A	(7,000)	(136,360)
Total		(839,441)
Multiline Retail (0.1)%
Dollar Tree, Inc.(a)	(2,235)	(124,378)
Nordstrom, Inc.	(2,890)	(179,787)
Total		(304,165)
Specialty Retail (0.3)%
Aeropostale, Inc.(a)	(22,620)	(233,439)
L Brands, Inc.	(3,600)	(233,964)
Staples, Inc.	(8,095)	(125,715)
Total		(593,118)
Textiles, Apparel & Luxury Goods (0.1)%
Under Armour, Inc., Class A(a)	(2,427)	(195,859)
Total Consumer Discretionary		(3,301,374)
Consumer Staples (0.5)%
Food & Staples Retailing (0.1)%
SYSCO Corp.	(3,408)	(114,611)
Food Products (0.2)%
General Mills, Inc.	(4,728)	(238,433)
McCormick & Co., Inc.	(3,712)	(256,128)
Total		(494,561)
Household Products (0.2)%
Church & Dwight Co., Inc.	(4,277)	(279,074)
Clorox Co. (The)	(3,035)	(282,771)
Total		(561,845)
Total Consumer Staples		(1,171,017)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
13

Columbia Absolute Return Enhanced Multi-Strategy Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Investments Sold Short (continued)

Common Stocks (continued)

Issuer	Shares	Value ($)
Financials (1.6)%
Capital Markets (0.2)%
Morgan Stanley	(3,216)	(100,661)
Northern Trust Corp.	(3,915)	(230,946)
T Rowe Price Group, Inc.	(1,820)	(146,437)
Total		(478,044)
Commercial Banks (0.4)%
First Republic Bank	(3,615)	(184,726)
KeyCorp	(16,658)	(212,390)
M&T Bank Corp.	(1,125)	(129,780)
Westamerica Bancorporation	(3,895)	(215,705)
Total		(742,601)
Insurance (0.5)%
Arch Capital Group Ltd.	(4,185)	(246,204)
Principal Financial Group, Inc.	(4,165)	(210,874)
Progressive Corp. (The)	(9,195)	(256,816)
WR Berkley Corp.	(4,610)	(201,872)
XL Group PLC	(7,225)	(231,128)
Total		(1,146,894)
Real Estate Investment Trusts (REITs) (0.5)%
BRE Properties, Inc.	(2,771)	(141,958)
Getty Realty Corp.	(4,820)	(88,833)
Health Care REIT, Inc.	(2,280)	(127,657)
Healthcare Realty Trust, Inc.	(6,900)	(152,697)
Mack-Cali Realty Corp.	(9,195)	(187,210)
Parkway Properties, Inc.	(9,655)	(176,590)
Regency Centers Corp.	(3,527)	(165,205)
Washington Real Estate Investment Trust	(6,488)	(154,025)
Total		(1,194,175)
Total Financials		(3,561,714)
Health Care (1.3)%
Biotechnology (0.4)%
Acorda Therapeutics, Inc.(a)	(1,025)	(35,680)
Alexion Pharmaceuticals, Inc.(a)	(710)	(88,395)
Biomarin Pharmaceutical, Inc.(a)	(1,310)	(92,198)
Immunogen, Inc.	(10,864)	(157,854)
Immunomedics, Inc.	(20,780)	(89,770)

Investments Sold Short (continued)

Common Stocks (continued)

Issuer	Shares	Value ($)
Medivation, Inc.	(1,355)	(85,379)
Myriad Genetics, Inc.(a)	(1,590)	(47,302)
Seattle Genetics, Inc.	(950)	(39,035)
Synageva Biopharma Corp.	(1,460)	(88,199)
United Therapeutics Corp.(a)	(1,430)	(132,003)
Total		(855,815)
Health Care Equipment & Supplies (0.3)%
Becton Dickinson and Co.	(2,064)	(224,130)
CR Bard, Inc.	(1,495)	(207,626)
Integra Lifesciences Holding(a)	(2,340)	(108,693)
Stryker Corp.	(3,068)	(228,320)
Total		(768,769)
Health Care Providers & Services (0.1)%
Laboratory Corp. of America Holdings(a)	(2,780)	(283,143)
Life Sciences Tools & Services (0.1)%
Mettler-Toledo International, Inc.(a)	(580)	(143,010)
Pharmaceuticals (0.4)%
Auxilium Pharmaceuticals, Inc.(a)	(5,055)	(103,173)
Bristol-Myers Squibb Co.	(6,335)	(325,492)
Eli Lilly & Co.	(4,344)	(218,156)
Novartis AG, ADR	(3,376)	(267,109)
Viropharma, Inc.(a)	(1,455)	(72,037)
Total		(985,967)
Total Health Care		(3,036,704)
Industrials (1.2)%
Aerospace & Defense (0.2)%
Lockheed Martin Corp.	(1,280)	(181,337)
Textron, Inc.	(5,755)	(191,239)
United Technologies Corp.	(945)	(104,763)
Total		(477,339)
Air Freight & Logistics (0.1)%
Expeditors International of Washington, Inc.	(5,010)	(217,634)
Building Products (0.1)%
Armstrong World Industries, Inc.	(4,690)	(249,508)
Commercial Services & Supplies (0.3)%
Cintas Corp.	(4,276)	(237,318)
Iron Mountain, Inc.	(7,545)	(212,165)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
14

Columbia Absolute Return Enhanced Multi-Strategy Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Investments Sold Short (continued)

Common Stocks (continued)

Issuer	Shares	Value ($)
Republic Services, Inc.	(5,045)	(176,121)
Waste Management, Inc.	(4,245)	(193,912)
Total		(819,516)
Construction & Engineering (0.1)%
Jacobs Engineering Group, Inc.(a)	(4,001)	(239,140)
Machinery (0.2)%
Deere & Co.	(1,015)	(85,504)
PACCAR, Inc.	(4,782)	(274,056)
Total		(359,560)
Trading Companies & Distributors (0.2)%
Fastenal Co.	(4,660)	(216,830)
MSC Industrial Direct Co., Inc., Class A	(2,335)	(179,445)
Total		(396,275)
Total Industrials		(2,758,972)
Information Technology (1.4)%
Computers & Peripherals (0.3)%
Diebold, Inc.	(5,870)	(200,343)
Hewlett-Packard Co.	(7,010)	(191,724)
Lexmark International, Inc., Class A	(5,306)	(187,673)
Total		(579,740)
Electronic Equipment, Instruments & Components (0.2)%
Corning, Inc.	(13,125)	(224,175)
Dolby Laboratories, Inc., Class A	(2,710)	(97,370)
Vishay Intertechnology, Inc.(a)	(13,475)	(174,232)
Total		(495,777)
IT Services (0.3)%
Computer Sciences Corp.	(4,731)	(248,945)
Leidos Holdings, Inc.	(2,706)	(131,593)
Paychex, Inc.	(5,393)	(235,836)
Total		(616,374)

Investments Sold Short (continued)

Common Stocks (continued)

Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment (0.3)%
Amkor Technology, Inc.(a)	(42,220)	(253,320)
Atmel Corp.(a)	(28,355)	(216,915)
Triquint Semiconductor, Inc.(a)	(34,060)	(268,393)
Total		(738,628)
Software (0.3)%
Adobe Systems, Inc.(a)	(4,732)	(268,683)
ANSYS, Inc.(a)	(1,043)	(89,354)
Concur Technologies, Inc.(a)	(1,697)	(164,762)
SAP AG, ADR	(2,810)	(232,443)
Total		(755,242)
Total Information Technology		(3,185,761)
Materials (0.2)%
Construction Materials (0.1)%
Martin Marietta Materials, Inc.	(1,698)	(163,959)
Containers & Packaging (0.1)%
MeadWestvaco Corp.	(6,560)	(230,321)
Metals & Mining —%
Alcoa, Inc.	(14,080)	(135,309)
Total Materials		(529,589)
Total Common Stocks (Proceeds: $16,043,533)		(17,545,131)
Total Investments Sold Short (Proceeds: $16,043,533)		(17,545,131)
Total Investments, Net of Investments Sold Short		205,027,613
Other Assets & Liabilities, Net		26,579,853
Net Assets		231,607,466

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
15

Columbia Absolute Return Enhanced Multi-Strategy Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at November 30, 2013

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Standard Chartered Bank	January 6, 2014	7,137,000 (CHF)	7,885,055 (USD)	8,348	—
Standard Chartered Bank	January 6, 2014	10,988,000 (CHF)	12,008,612 (USD)	—	(118,228)
Citigroup Global Markets, Inc.	January 6, 2014	5,889,000 (EUR)	7,920,941 (USD)	—	(80,981)
Standard Chartered Bank	January 6, 2014	7,363,000 (GBP)	11,925,856 (USD)	—	(119,255)
Barclays Bank PLC	January 6, 2014	8,125,248 (USD)	8,808,000 (AUD)	—	(125,856)
HSBC Securities (USA), Inc.	January 6, 2014	11,996,903 (USD)	12,707,000 (CAD)	—	(48,401)
Standard Chartered Bank	January 6, 2014	20,182,045 (USD)	2,038,786,000 (JPY)	—	(274,425)
Barclays Bank PLC	January 10, 2014	15,045,043 (AUD)	13,978,746 (USD)	318,567	—
Citigroup Global Markets, Inc.	January 10, 2014	10,957,374 (AUD)	10,184,979 (USD)	236,207	—
Credit Suisse Securities (USA) L.L.C.	January 10, 2014	5,293,448 (AUD)	4,932,425 (USD)	126,227	—
HSBC Securities (USA), Inc.	January 10, 2014	3,406,173 (AUD)	3,175,257 (USD)	82,615	—
UBS Securities	January 10, 2014	5,905,582 (AUD)	5,500,482 (USD)	138,494	—
Wells Fargo Bank	January 10, 2014	1,400,000 (AUD)	1,306,200 (USD)	35,067	—
Barclays Bank PLC	January 10, 2014	9,817,728 (CAD)	9,347,101 (USD)	116,366	—
Citigroup Global Markets, Inc.	January 10, 2014	27,777,816 (CAD)	26,432,193 (USD)	315,189	—
Credit Suisse Securities (USA) L.L.C.	January 10, 2014	7,754,175 (CAD)	7,388,447 (USD)	97,887	—
HSBC Securities (USA), Inc.	January 10, 2014	4,498,905 (CAD)	4,285,967 (USD)	56,047	—
UBS Securities	January 10, 2014	13,681,627 (CAD)	12,984,393 (USD)	120,786	—
Wells Fargo Bank	January 10, 2014	2,000,000 (CAD)	1,905,125 (USD)	24,703	—
Barclays Bank PLC	January 10, 2014	6,971,756 (CHF)	7,592,444 (USD)	—	(102,152)
Citigroup Global Markets, Inc.	January 10, 2014	14,451,278 (CHF)	15,736,416 (USD)	—	(213,190)
Credit Suisse Securities (USA) L.L.C.	January 10, 2014	3,566,766 (CHF)	3,881,814 (USD)	—	(54,759)
HSBC Securities (USA), Inc.	January 10, 2014	19,955,156 (CHF)	21,716,597 (USD)	—	(307,536)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
16

Columbia Absolute Return Enhanced Multi-Strategy Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at November 30, 2013 (continued)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Standard Chartered Bank	January 10, 2014	169,386 (CHF)	184,312 (USD)	—	(2,637)
UBS Securities	January 10, 2014	15,796,367 (CHF)	17,333,245 (USD)	—	(100,910)
Wells Fargo Bank	January 10, 2014	27,877 (CHF)	30,347 (USD)	—	(420)
Credit Suisse Securities (USA) L.L.C.	January 10, 2014	8,876,428 (EUR)	11,903,290 (USD)	—	(158,016)
HSBC Securities (USA), Inc.	January 10, 2014	21,404,830 (EUR)	28,695,978 (USD)	—	(388,943)
Barclays Bank PLC	January 10, 2014	9,436,720 (GBP)	15,129,893 (USD)	—	(307,122)
Citigroup Global Markets, Inc.	January 10, 2014	8,475,024 (GBP)	13,573,705 (USD)	—	(290,126)
Credit Suisse Securities (USA) L.L.C.	January 10, 2014	2,106,043 (GBP)	3,353,021 (USD)	—	(92,141)
HSBC Securities (USA), Inc.	January 10, 2014	16,635,309 (GBP)	26,603,084 (USD)	—	(609,711)
Standard Chartered Bank	January 10, 2014	33,038 (GBP)	52,790 (USD)	—	(1,255)
UBS Securities	January 10, 2014	5,802,966 (GBP)	9,372,104 (USD)	—	(120,651)
Wells Fargo Bank	January 10, 2014	929,195 (GBP)	1,485,318 (USD)	—	(34,701)
Barclays Bank PLC	January 10, 2014	5,362,835,936 (JPY)	53,995,550 (USD)	1,629,463	—
Citigroup Global Markets, Inc.	January 10, 2014	3,610,036,046 (JPY)	36,372,287 (USD)	1,121,635	—
HSBC Securities (USA), Inc.	January 10, 2014	1,288,459,334 (JPY)	12,995,182 (USD)	413,859	—
UBS Securities	January 10, 2014	2,893,004,020 (JPY)	28,997,348 (USD)	748,246	—
Wells Fargo Bank	January 10, 2014	43,960,143 (JPY)	443,755 (USD)	14,501	—
Credit Suisse Securities (USA) L.L.C.	January 10, 2014	60,300,000 (NOK)	9,798,887 (USD)	—	(28,559)
HSBC Securities (USA), Inc.	January 10, 2014	7,134,112 (NOK)	1,160,795 (USD)	—	(1,893)
Wells Fargo Bank	January 10, 2014	15,904,832 (NOK)	2,583,907 (USD)	—	(8,197)
Barclays Bank PLC	January 10, 2014	12,207,263 (NZD)	9,991,631 (USD)	87,443	—
Citigroup Global Markets, Inc.	January 10, 2014	28,872,764 (NZD)	23,784,310 (USD)	358,803	—
HSBC Securities (USA), Inc.	January 10, 2014	939,641 (NZD)	771,525 (USD)	9,161	—
UBS Securities	January 10, 2014	8,256,019 (NZD)	6,750,733 (USD)	52,328	—

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
17

Columbia Absolute Return Enhanced Multi-Strategy Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at November 30, 2013 (continued)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays Bank PLC	January 10, 2014	140,633,814 (SEK)	21,312,244 (USD)	—	(110,167)
Citigroup Global Markets, Inc.	January 10, 2014	79,016,421 (SEK)	11,994,723 (USD)	—	(41,658)
HSBC Securities (USA), Inc.	January 10, 2014	11,812,052 (SEK)	1,787,824 (USD)	—	(11,477)
UBS Securities	January 10, 2014	234,496,466 (SEK)	35,430,535 (USD)	—	(289,748)
Wells Fargo Bank	January 10, 2014	9,133,798 (SEK)	1,387,895 (USD)	—	(3,434)
Barclays Bank PLC	January 10, 2014	53,615,230 (SGD)	42,932,902 (USD)	205,454	—
Citigroup Global Markets, Inc.	January 10, 2014	27,404,208 (SGD)	21,949,847 (USD)	110,680	—
Credit Suisse Securities (USA) L.L.C.	January 10, 2014	11,426,876 (SGD)	9,152,154 (USD)	45,763	—
HSBC Securities (USA), Inc.	January 10, 2014	10,933,114 (SGD)	8,758,224 (USD)	45,325	—
UBS Securities	January 10, 2014	36,820,258 (SGD)	29,501,003 (USD)	157,930	—
Wells Fargo Bank	January 10, 2014	5,900,000 (SGD)	4,724,914 (USD)	23,042	—
HSBC Securities (USA), Inc.	January 10, 2014	27,561,181 (USD)	29,540,532 (AUD)	—	(739,793)
Wells Fargo Bank	January 10, 2014	940,284 (USD)	1,007,807 (AUD)	—	(25,243)
Barclays Bank PLC	January 10, 2014	24,187,784 (USD)	25,401,365 (CAD)	—	(305,143)
Citigroup Global Markets, Inc.	January 10, 2014	3,451,474 (USD)	3,635,878 (CAD)	—	(32,984)
HSBC Securities (USA), Inc.	January 10, 2014	27,407,767 (USD)	28,761,469 (CAD)	—	(365,922)
UBS Securities	January 10, 2014	7,293,615 (USD)	7,651,026 (CAD)	—	(100,038)
Wells Fargo Bank	January 10, 2014	2,024,091 (USD)	2,124,891 (CAD)	—	(26,246)
Barclays Bank PLC	January 10, 2014	12,914,556 (USD)	11,859,720 (CHF)	174,795	—
HSBC Securities (USA), Inc.	January 10, 2014	1,591,498 (USD)	1,462,626 (CHF)	22,775	—
Barclays Bank PLC	January 10, 2014	39,842,887 (USD)	29,586,724 (EUR)	359,606	—
Citigroup Global Markets, Inc.	January 10, 2014	49,973,673 (USD)	37,131,515 (EUR)	480,693	—
Credit Suisse Securities (USA) L.L.C.	January 10, 2014	3,084,300 (USD)	2,300,000 (EUR)	40,944	—
HSBC Securities (USA), Inc.	January 10, 2014	34,209,381 (USD)	25,506,769 (EUR)	449,261	—

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
18

Columbia Absolute Return Enhanced Multi-Strategy Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at November 30, 2013 (continued)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
UBS Securities	January 10, 2014	12,262,064 (USD)	9,090,034 (EUR)	89,488	—
Wells Fargo Bank	January 10, 2014	4,666,338 (USD)	3,478,287 (EUR)	59,965	—
Barclays Bank PLC	January 10, 2014	15,492,976 (USD)	9,626,553 (GBP)	254,578	—
Citigroup Global Markets, Inc.	January 10, 2014	13,409,749 (USD)	8,349,762 (GBP)	249,171	—
Credit Suisse Securities (USA) L.L.C.	January 10, 2014	18,361,360 (USD)	11,490,716 (GBP)	435,677	—
HSBC Securities (USA), Inc.	January 10, 2014	19,143,007 (USD)	11,981,903 (GBP)	457,536	—
UBS Securities	January 10, 2014	19,074,047 (USD)	11,833,179 (GBP)	283,204	—
Wells Fargo Bank	January 10, 2014	2,237,900 (USD)	1,400,000 (GBP)	52,284	—
Barclays Bank PLC	January 10, 2014	29,832,765 (USD)	2,969,850,784 (JPY)	—	(833,284)
Citigroup Global Markets, Inc.	January 10, 2014	536,322 (USD)	54,354,005 (JPY)	—	(5,575)
Credit Suisse Securities (USA) L.L.C.	January 10, 2014	14,036,457 (USD)	1,392,135,813 (JPY)	—	(442,772)
HSBC Securities (USA), Inc.	January 10, 2014	29,465,754 (USD)	2,921,500,000 (JPY)	—	(938,399)
UBS Securities	January 10, 2014	19,807,188 (USD)	1,978,501,214 (JPY)	—	(487,864)
Wells Fargo Bank	January 10, 2014	6,034,483 (USD)	597,800,000 (JPY)	—	(197,189)
Credit Suisse Securities (USA) L.L.C.	January 10, 2014	782,084 (USD)	4,812,756 (NOK)	2,279	—
HSBC Securities (USA), Inc.	January 10, 2014	8,284,418 (USD)	50,975,267 (NOK)	23,321	—
Credit Suisse Securities (USA) L.L.C.	January 10, 2014	5,140,848 (USD)	6,256,966 (NZD)	—	(64,348)
HSBC Securities (USA), Inc.	January 10, 2014	27,872,151 (USD)	33,924,870 (NZD)	—	(347,689)
Wells Fargo Bank	January 10, 2014	1,676,868 (USD)	2,026,917 (NZD)	—	(32,358)
Citigroup Global Markets, Inc.	January 10, 2014	1,761,308 (USD)	11,613,998 (SEK)	7,824	—
Credit Suisse Securities (USA) L.L.C.	January 10, 2014	5,105,608 (USD)	33,621,757 (SEK)	15,913	—
HSBC Securities (USA), Inc.	January 10, 2014	28,390,186 (USD)	186,973,509 (SEK)	91,038	—
HSBC Securities (USA), Inc.	January 10, 2014	3,925,055 (USD)	4,900,000 (SGD)	—	(20,111)
Wells Fargo Bank	January 10, 2014	382,789 (USD)	477,989 (SGD)	—	(1,867)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
19

Columbia Absolute Return Enhanced Multi-Strategy Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at November 30, 2013 (continued)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays Bank PLC	January 11, 2014	424,757 (EUR)	577,820 (USD)	660	—
Citigroup Global Markets, Inc.	January 11, 2014	424,757 (EUR)	578,009 (USD)	849	—
UBS Securities	January 11, 2014	2,123,783 (EUR)	2,889,770 (USD)	3,971	—
Barclays Bank PLC	January 11, 2014	23,542,582 (NOK)	3,852,598 (USD)	15,726	—
Citigroup Global Markets, Inc.	January 11, 2014	8,548,096 (NOK)	1,400,836 (USD)	7,702	—
UBS Securities	January 11, 2014	138,992,675 (NOK)	22,750,338 (USD)	97,883	—
Barclays Bank PLC	January 11, 2014	683,188 (USD)	754,007 (AUD)	1,414	—
Citigroup Global Markets, Inc.	January 11, 2014	418,755 (USD)	1,182,654 (AUD)	772	—
UBS Securities	January 11, 2014	338,184 (USD)	373,653 (AUD)	1,074	—
Citigroup Global Markets, Inc.	January 11, 2014	14,361,563 (USD)	13,200,000 (CHF)	207,030	—
UBS Securities	January 11, 2014	6,138,049 (USD)	5,628,524 (CHF)	74,047	—
Barclays Bank PLC	January 11, 2014	37,341,261 (USD)	230,036,807 (NOK)	149,192	—
Citigroup Global Markets, Inc.	January 11, 2014	305,968 (USD)	1,897,796 (NOK)	3,327	—
UBS Securities	January 11, 2014	323,060 (USD)	2,003,942 (NOK)	3,534	—
Barclays Bank PLC	January 11, 2014	192,428 (USD)	237,478 (NZD)	246	—
UBS Securities	January 11, 2014	59,695 (USD)	73,607 (NZD)	25	—
Barclays Bank PLC	January 11, 2014	5,290,669 (USD)	34,981,618 (SEK)	37,996	—
UBS Securities	January 11, 2014	14,063,710 (USD)	93,065,364 (SEK)	112,713	—
Barclays Bank PLC	January 11, 2014	1,487,626 (USD)	1,868,001 (SGD)	1,036	—
Citigroup Global Markets, Inc.	January 11, 2014	1,701,744 (USD)	2,135,400 (SGD)	15	—
UBS Securities	January 11, 2014	7,346,476 (USD)	9,220,302 (SGD)	1,431	—
Barclays Bank PLC	January 12, 2014	17,631,343 (EUR)	23,663,391 (USD)	—	(294,109)
Citigroup Global Markets, Inc.	January 12, 2014	19,542,197 (EUR)	26,256,420 (USD)	—	(297,553)
UBS Securities	January 12, 2014	20,914,630 (EUR)	28,080,113 (USD)	—	(338,723)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
20

Columbia Absolute Return Enhanced Multi-Strategy Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at November 30, 2013 (continued)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays Bank PLC	January 12, 2014	1,653,058 (NOK)	265,669 (USD)	—	(3,739)
Citigroup Global Markets, Inc.	January 12, 2014	189,400,000 (NOK)	30,797,249 (USD)	—	(70,384)
UBS Securities	January 12, 2014	28,241,050 (NOK)	4,588,808 (USD)	—	(13,802)
Barclays Bank PLC	January 12, 2014	14,358,471 (USD)	15,427,494 (AUD)	—	(351,045)
Citigroup Global Markets, Inc.	January 12, 2014	1,078,717 (USD)	462,059 (AUD)	—	(4,923)
UBS Securities	January 12, 2014	994,136 (USD)	1,075,854 (AUD)	—	(17,312)
Citigroup Global Markets, Inc.	January 12, 2014	374,945 (USD)	338,804 (CHF)	—	(1,013)
UBS Securities	January 12, 2014	2,249,551 (USD)	2,032,826 (CHF)	—	(5,960)
Barclays Bank PLC	January 12, 2014	3,856,104 (USD)	23,610,603 (NOK)	—	(8,145)
Citigroup Global Markets, Inc.	January 12, 2014	2,468,430 (USD)	15,130,759 (NOK)	—	(2,481)
UBS Securities	January 12, 2014	1,901,679 (USD)	11,628,259 (NOK)	—	(6,553)
Barclays Bank PLC	January 12, 2014	5,322,354 (USD)	6,454,403 (NZD)	—	(85,665)
UBS Securities	January 12, 2014	11,778,680 (USD)	14,272,909 (NZD)	—	(198,559)
Barclays Bank PLC	January 12, 2014	1,005,551 (USD)	6,579,707 (SEK)	—	(3,280)
UBS Securities	January 12, 2014	753,867 (USD)	4,934,778 (SEK)	—	(2,165)
Barclays Bank PLC	January 12, 2014	8,056,996 (USD)	10,095,534 (SGD)	—	(11,587)
Citigroup Global Markets, Inc.	January 12, 2014	11,053,126 (USD)	13,810,446 (SGD)	—	(47,201)
UBS Securities	January 12, 2014	27,979,772 (USD)	34,946,068 (SGD)	—	(130,290)
Barclays Bank PLC	January 14, 2014	49,800,000 (SEK)	7,561,264 (USD)	—	(24,644)
Total				10,971,131	(10,932,507)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
21

Columbia Absolute Return Enhanced Multi-Strategy Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Futures Contracts Outstanding at November 30, 2013

At November 30, 2013, cash totaling $13,867,348 was pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
3-Month Euro Euribor	1,127	EUR	381,865,902	June 2014	176,985	—
3-Month Euro Swiss Franc	1,057	CHF	291,683,721	June 2014	79,493	—
3-Month Euroyen	(2,041)	JPY	(497,100,896)	June 2014	—	(99,292)
90-Day Eurodollar	(1,803)	USD	(449,487,900)	June 2014	—	(112,466)
90-Day Sterling	(1,749)	GBP	(355,607,486)	June 2014	—	(102,177)
Australia Treasury Bond, 10-year	433	AUD	45,280,064	December 2013	—	(37,557)
Canadian Bank Acceptance	(1,022)	CAD	(237,405,440)	June 2014	—	(69,303)
Canadian Treasury Bond, 10-year	(364)	CAD	(44,089,031)	March 2014	—	(36,501)
CAC40-10 Euro	83	EUR	4,833,771	December 2013	57,563	—
CBOE VIX Index	(99)	USD	(1,381,050)	December 2013	—	(23,408)
CBOE VIX Index	435	USD	6,590,250	January 2014	—	(53,638)
CBOE VIX Index	(502)	USD	(8,207,700)	February 2014	295,095	—
CBOE VIX Index	(322)	USD	(5,522,300)	March 2014	73,613	—
CBOE VIX Index	201	USD	3,557,700	April 2014	—	(99,623)
DAX Index	2	EUR	639,384	December 2013	7,499	—
Euro-Bund, 10-year	177	EUR	34,082,354	December 2013	114,936	—
Euro STOXX 50	83	EUR	3,479,278	December 2013	51,039	—
FTSE 100 Index	(10)	GBP	(1,088,303)	December 2013	6,717	—
FTSE MIB Index	58	EUR	7,501,573	December 2013	60,159	—
Hang Seng Index	32	HKD	4,936,905	December 2013	38,383	—
IBEX-35 Index	81	EUR	10,813,455	December 2013	221,912	—
Japanese Government Bond, 10-year	(443)	JPY	(62,740,856)	December 2013	—	(116,353)
Long Gilt	(30)	GBP	(5,348,736)	March 2014	10,705	—
MSCI Singapore Index	(165)	SGD	(9,682,910)	December 2013	—	(26,692)
OMXS 30 Index	83	SEK	1,658,583	December 2013	45,328	—
SPI 200 Index	113	AUD	13,703,294	December 2013	—	(95,964)
S&P 500 Emini Index	(469)	USD	(42,306,145)	December 2013	—	(2,233,193)
S&P 500 Index	46	USD	20,747,150	December 2013	263,556	—
S&P/TSE 60 Index	(22)	CAD	(3,193,525)	December 2013	—	(3,835)
TOPIX Index	(89)	JPY	(10,968,080)	December 2013	—	(399,118)
U.S. Treasury Note, 2-year	136	USD	29,960,376	April 2014	10,420	—
Total					1,513,403	(3,509,120)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
22

Columbia Absolute Return Enhanced Multi-Strategy Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  This security, or a portion of this security, was pledged as collateral for securities sold short. At November 30, 2013 total securities pledged was $15,439,295.

(c)  Variable rate security.

(d)  Principal amounts are denominated in United States Dollars unless otherwise noted.

(e)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2013, the value of these securities amounted to $1,559,857 or 0.67% of net assets.

(f)  Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At November 30, 2013, the value of these securities amounted to $1,734, which represents less than 0.01% of net assets.

(g)  The rate shown is the seven-day current annualized yield at November 30, 2013.

(h)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	55,283,664	308,005,602	(216,374,152)	146,915,114	51,595	146,915,114

Abbreviation Legend

ADR  American Depositary Receipt

Currency Legend

AUD  Australian Dollar

CAD  Canadian Dollar

CHF  Swiss Franc

EUR  Euro

GBP  British Pound

HKD  Hong Kong Dollar

JPY  Japanese Yen

NOK  Norwegian Krone

NZD  New Zealand Dollar

SEK  Swedish Krona

SGD  Singapore Dollar

USD  US Dollar

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
23

Columbia Absolute Return Enhanced Multi-Strategy Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
24

Columbia Absolute Return Enhanced Multi-Strategy Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at November 30, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	9,829,466	—	—	9,829,466
Consumer Staples	5,024,868	—	—	5,024,868
Energy	4,516,692	—	—	4,516,692
Financials	11,033,710	—	—	11,033,710
Health Care	10,310,235	—	—	10,310,235
Industrials	7,968,479	—	—	7,968,479
Information Technology	12,687,874	—	—	12,687,874
Materials	2,061,198	—	—	2,061,198
Telecommunication Services	1,435,536	—	—	1,435,536
Utilities	796,481	—	—	796,481
Common Stocks — Investments Sold Short
Consumer Discretionary	(3,301,374)	—	—	(3,301,374)
Consumer Staples	(1,171,017)	—	—	(1,171,017)
Financials	(3,561,714)	—	—	(3,561,714)
Health Care	(3,036,704)	—	—	(3,036,704)
Industrials	(2,758,972)	—	—	(2,758,972)
Information Technology	(3,185,761)	—	—	(3,185,761)
Materials	(529,589)	—	—	(529,589)
Convertible Preferred Stocks
Consumer Staples	—	160,287	—	160,287
Financials	766,559	546,653	—	1,313,212
Health Care	125,195	—	—	125,195
Industrials	147,713	313,573	—	461,286
Telecommunication Services	92,656	100,544	—	193,200
Utilities	401,608	366,881	—	768,489
Total Equity Securities	49,653,139	1,487,938	—	51,141,077
Bonds
Convertible Bonds	—	4,971,782	—	4,971,782
Total Bonds	—	4,971,782	—	4,971,782
Short-Term Securities
Treasury Bills	1,999,640	—	—	1,999,640
Total Short-Term Securities	1,999,640	—	—	1,999,640

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
25

Columbia Absolute Return Enhanced Multi-Strategy Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Fair Value Measurements (continued)

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Mutual Funds
Money Market Funds	146,915,114	—	—	146,915,114
Total Mutual Funds	146,915,114	—	—	146,915,114
Investments in Securities	198,567,893	6,459,720	—	205,027,613
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	10,971,131	—	10,971,131
Futures Contracts	1,513,403	—	—	1,513,403
Liabilities
Forward Foreign Currency Exchange Contracts	—	(10,932,507)	—	(10,932,507)
Futures Contracts	(3,509,120)	—	—	(3,509,120)
Total	196,572,176	6,498,344	—	203,070,520

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
26

Columbia Absolute Return Enhanced Multi-Strategy Fund

Statement of Assets and Liabilities

November 30, 2013 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $65,622,925)	$75,657,630
Affiliated issuers (identified cost $146,915,114)	146,915,114
Total investments (identified cost $212,538,039)	222,572,744
Cash	13,200,823
Margin deposits	13,867,348
Unrealized appreciation on forward foreign currency exchange contracts	10,971,131
Receivable for:
Investments sold	85,587
Capital shares sold	168,464
Dividends	129,161
Interest	55,920
Reclaims	328
Variation margin	154,349
Expense reimbursement due from Investment Manager	2,612
Total assets	261,208,467
Liabilities
Securities sold short, at value (proceeds $16,043,533)	17,545,131
Unrealized depreciation on forward foreign currency exchange contracts	10,932,507
Payable for:
Investments purchased	534,188
Capital shares purchased	290,172
Dividends and interest on securities sold short	32,023
Variation margin	151,236
Investment management fees	11,694
Distribution and/or service fees	1,803
Transfer agent fees	10,838
Administration fees	1,017
Compensation of board members	8,882
Other expenses	81,510
Total liabilities	29,601,001
Net assets applicable to outstanding capital stock	$231,607,466
Represented by
Paid-in capital	$229,427,653
Excess of distributions over net investment income	(830,809)
Accumulated net realized loss	(3,494,260)
Unrealized appreciation (depreciation) on:
Investments	10,034,705
Foreign currency translations	(71,132)
Forward foreign currency exchange contracts	38,624
Futures contracts	(1,995,717)
Securities sold short	(1,501,598)
Total — representing net assets applicable to outstanding capital stock	$231,607,466

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
27

Columbia Absolute Return Enhanced Multi-Strategy Fund

Statement of Assets and Liabilities (continued)

November 30, 2013 (Unaudited)

Class A
Net assets	$46,818,297
Shares outstanding	4,633,160
Net asset value per share	$10.11
Maximum offering price per share(a)	$10.73
Class B
Net assets	$87,578
Shares outstanding	8,766
Net asset value per share	$9.99
Class C
Net assets	$4,022,252
Shares outstanding	402,643
Net asset value per share	$9.99
Class I
Net assets	$108,380,077
Shares outstanding	10,682,619
Net asset value per share	$10.15
Class R
Net assets	$11,393
Shares outstanding	1,136
Net asset value per share	$10.03
Class R5
Net assets	$2,542
Shares outstanding	249
Net asset value per share(b)	$10.22
Class W
Net assets	$68,031,827
Shares outstanding	6,724,842
Net asset value per share	$10.12
Class Z
Net assets	$4,253,500
Shares outstanding	419,413
Net asset value per share	$10.14

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
28

Columbia Absolute Return Enhanced Multi-Strategy Fund

Statement of Operations

Six Months Ended November 30, 2013 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$436,618
Dividends — affiliated issuers	51,595
Interest	95,072
Foreign taxes withheld	(1,108)
Total income	582,177
Expenses:
Investment management fees	728,963
Distribution and/or service fees
Class A	58,222
Class B	545
Class C	20,061
Class R	26
Class W	32,675
Transfer agent fees
Class A	72,576
Class B	170
Class C	6,290
Class R	16
Class R5	1
Class W	58,730
Class Z	6,502
Administration fees	63,388
Compensation of board members	6,461
Custodian fees	44,927
Printing and postage fees	21,480
Registration fees	48,771
Professional fees	18,444
Dividends and interest on securities sold short	133,387
Other	3,832
Total expenses	1,325,467
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(159,458)
Total net expenses	1,166,009
Net investment loss	(583,832)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	837,422
Foreign currency translations	222,350
Forward foreign currency exchange contracts	740,091
Futures contracts	(2,868,134)
Securities sold short	(785,714)
Swap contracts	459,663
Increase from payment by affiliate (see Note 6)	56,724
Net realized loss	(1,337,598)
Net change in unrealized appreciation (depreciation) on:
Investments	4,131,656
Foreign currency translations	(99,148)
Forward foreign currency exchange contracts	(1,995,130)
Futures contracts	(1,154,493)
Securities sold short	(446,150)
Swap contracts	(237,712)
Net change in unrealized appreciation (depreciation)	199,023
Net realized and unrealized loss	(1,138,575)
Net decrease in net assets from operations	$(1,722,407)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
29

Columbia Absolute Return Enhanced Multi-Strategy Fund

Statement of Changes in Net Assets

	Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013(a)
Operations
Net investment loss	$(583,832)	$(488,862)
Net realized gain (loss)	(1,337,598)	3,810,042
Net change in unrealized appreciation (depreciation)	199,023	1,119,404
Net increase (decrease) in net assets resulting from operations	(1,722,407)	4,440,584
Distributions to shareholders
Net investment income
Class A	—	(1,083,899)
Class B	—	(868)
Class C	—	(69,264)
Class I	—	(814,038)
Class R	—	(160)
Class R5	—	(68)
Class W	—	(218,223)
Class Z	—	(79,092)
Total distributions to shareholders	—	(2,265,612)
Increase (decrease) in net assets from capital stock activity	149,361,884	(20,471,840)
Total increase (decrease) in net assets	147,639,477	(18,296,868)
Net assets at beginning of period	83,967,989	102,264,857
Net assets at end of period	$231,607,466	$83,967,989
Excess of distributions over net investment income	$(830,809)	$(246,977)

(a) Class R5 shares are for the period from November 8, 2012 (commencement of operations) to May 31, 2013.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
30

Columbia Absolute Return Enhanced Multi-Strategy Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31, 2013(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(b)	1,014,716	10,296,727	1,281,694	12,912,552
Distributions reinvested	—	—	108,831	1,081,782
Redemptions	(745,227)	(7,545,150)	(2,578,331)	(25,889,463)
Net increase (decrease)	269,489	2,751,577	(1,187,806)	(11,895,129)
Class B shares
Subscriptions	3,474	34,763	5,160	51,404
Distributions reinvested	—	—	84	833
Redemptions(b)	(5,468)	(54,824)	(3,755)	(37,184)
Net increase (decrease)	(1,994)	(20,061)	1,489	15,053
Class C shares
Subscriptions	63,081	632,063	71,694	716,008
Distributions reinvested	—	—	6,977	69,073
Redemptions	(67,542)	(679,905)	(239,293)	(2,383,346)
Net decrease	(4,461)	(47,842)	(160,622)	(1,598,265)
Class I shares
Subscriptions	13,972,484	141,977,383	129,954	1,308,082
Distributions reinvested	—	—	81,888	813,969
Redemptions	(6,323,756)	(64,168,846)	(126,834)	(1,275,483)
Net increase	7,648,728	77,808,537	85,008	846,568
Class R shares
Subscriptions	205	2,059	464	4,641
Distributions reinvested	—	—	10	102
Redemptions	(1)	(5)	—	—
Net increase	204	2,054	474	4,743
Class R5 shares
Subscriptions	—	—	249	2,500
Net increase	—	—	249	2,500
Class W shares
Subscriptions	7,020,577	71,170,789	172,865	1,728,779
Distributions reinvested	—	—	21,970	218,164
Redemptions	(298,381)	(3,020,656)	(1,124,873)	(11,273,286)
Net increase (decrease)	6,722,196	68,150,133	(930,038)	(9,326,343)
Class Z shares
Subscriptions	139,945	1,422,647	225,759	2,275,668
Distributions reinvested	—	—	7,934	79,026
Redemptions	(69,227)	(705,161)	(86,957)	(875,661)
Net increase	70,718	717,486	146,736	1,479,033
Total net increase (decrease)	14,704,880	149,361,884	(2,044,510)	(20,471,840)

(a) Class R5 shares are for the period from November 8, 2012 (commencement of operations) to May 31, 2013.

(b) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
31

Columbia Absolute Return Enhanced Multi-Strategy Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended November 30, 2013		Year Ended May 31,
Class A	(Unaudited)		2013		2012		2011(a)
Per share data
Net asset value, beginning of period	$10.28		$10.01		$9.92		$10.00
Income from investment operations:
Net investment loss	(0.05)		(0.06)		(0.06)		(0.01)
Net realized and unrealized gain (loss)	(0.12)		0.56		0.12		(0.07)
Increase from payments by affiliate	0.00	(b)	—		0.04		—
Total from investment operations	(0.17)		0.50		0.10		(0.08)
Less distributions to shareholders:
Net investment income	—		(0.23)		—		—
Net realized gains	—		—		(0.01)		—
Total distributions to shareholders	—		(0.23)		(0.01)		—
Net asset value, end of period	$10.11		$10.28		$10.01		$9.92
Total return	(1.65	%)(c)	5.08%		1.00	%(d)	(0.80%)
Ratios to average net assets(e)
Total gross expenses	1.94	%(f)(g)	2.15	%(f)	2.15	%(f)	5.76	%(g)
Total net expenses(h)	1.66	%(f)(g)	1.77	%(f)	1.68	%(f)	1.47	%(g)
Net investment loss	(0.92	%)(g)	(0.63%)		(0.57%)		(0.68	%)(g)
Supplemental data
Net assets, end of period (in thousands)	$46,818		$44,838		$55,582		$11,745
Portfolio turnover	44%		62%		154%		11%

Notes to Financial Highlights

(a)  For the period from March 31, 2011 (commencement of operations) to May 31, 2011.

(b)  Rounds to zero.

(c)  The Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.03%.

(d)  The Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.38%.

(e)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)  Ratios include dividends and interest on securities sold short. If dividends and interest on securities sold short had been excluded, expenses would have been lower by 0.17% for the six months ended November 30, 2013 and 0.29% and 0.20% for the years ended May 31, 2013 and 2012, respectively.

(g)  Annualized.

(h)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
32

Columbia Absolute Return Enhanced Multi-Strategy Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2013		Year Ended May 31,
Class B	(Unaudited)		2013		2012		2011(a)
Per share data
Net asset value, beginning of period	$10.20		$9.92		$9.90		$10.00
Income from investment operations:
Net investment loss	(0.08)		(0.14)		(0.14)		(0.02)
Net realized and unrealized gain (loss)	(0.13)		0.56		0.13		(0.08)
Increase from payments by affiliate	0.00	(b)	—		0.04		—
Total from investment operations	(0.21)		0.42		0.03		(0.10)
Less distributions to shareholders:
Net investment income	—		(0.14)		—		—
Net realized gains	—		—		(0.01)		—
Total distributions to shareholders	—		(0.14)		(0.01)		—
Net asset value, end of period	$9.99		$10.20		$9.92		$9.90
Total return	(2.06	%)(c)	4.26%		0.30	%(d)	(1.00%)
Ratios to average net assets(e)
Total gross expenses	2.69	%(f)(g)	2.87	%(f)	2.92	%(f)	6.86	%(g)
Total net expenses(h)	2.41	%(f)(g)	2.50	%(f)	2.42	%(f)	2.22	%(g)
Net investment loss	(1.67	%)(g)	(1.40%)		(1.38%)		(1.36	%)(g)
Supplemental data
Net assets, end of period (in thousands)	$88		$110		$92		$28
Portfolio turnover	44%		62%		154%		11%

Notes to Financial Highlights

(a)  For the period from March 31, 2011 (commencement of operations) to May 31, 2011.

(b)  Rounds to zero.

(c)  The Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.03%.

(d)  The Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.38%.

(e)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)  Ratios include dividends and interest on securities sold short. If dividends and interest on securities sold short had been excluded, expenses would have been lower by 0.17% for the six months ended November 30, 2013 and 0.27% and 0.19% for the years ended May 31, 2013 and 2012, respectively.

(g)  Annualized.

(h)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
33

Columbia Absolute Return Enhanced Multi-Strategy Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2013		Year Ended May 31,
Class C	(Unaudited)		2013		2012		2011(a)
Per share data
Net asset value, beginning of period	$10.20		$9.93		$9.91		$10.00
Income from investment operations:
Net investment loss	(0.08)		(0.14)		(0.13)		(0.02)
Net realized and unrealized gain (loss)	(0.13)		0.56		0.12		(0.07)
Increase from payments by affiliate	0.00	(b)	—		0.04		—
Total from investment operations	(0.21)		0.42		0.03		(0.09)
Less distributions to shareholders:
Net investment income	—		(0.15)		—		—
Net realized gains	—		—		(0.01)		—
Total distributions to shareholders	—		(0.15)		(0.01)		—
Net asset value, end of period	$9.99		$10.20		$9.93		$9.91
Total return	(2.06	%)(c)	4.24%		0.30	%(d)	(0.90%)
Ratios to average net assets(e)
Total gross expenses	2.69	%(f)(g)	2.91	%(f)	2.92	%(f)	6.73	%(g)
Total net expenses(h)	2.41	%(f)(g)	2.52	%(f)	2.44	%(f)	2.22	%(g)
Net investment loss	(1.67	%)(g)	(1.37%)		(1.31%)		(1.44	%)(g)
Supplemental data
Net assets, end of period (in thousands)	$4,022		$4,151		$5,637		$970
Portfolio turnover	44%		62%		154%		11%

Notes to Financial Highlights

(a)  For the period from March 31, 2011 (commencement of operations) to May 31, 2011.

(b)  Rounds to zero.

(c)  The Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.03%.

(d)  The Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.38%.

(e)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)  Ratios include dividends and interest on securities sold short. If dividends and interest on securities sold short had been excluded, expenses would have been lower by 0.17% for the six months ended November 30, 2013 and 0.29% and 0.21% for the years ended May 31, 2013 and 2012, respectively.

(g)  Annualized.

(h)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
34

Columbia Absolute Return Enhanced Multi-Strategy Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2013		Year Ended May 31,
Class I	(Unaudited)		2013		2012		2011(a)
Per share data
Net asset value, beginning of period	$10.30		$10.03		$9.92		$10.00
Income from investment operations:
Net investment loss	(0.03)		(0.02)		(0.04)		(0.01)
Net realized and unrealized gain (loss)	(0.12)		0.56		0.12		(0.07)
Increase from payments by affiliate	0.00	(b)	—		0.04		—
Total from investment operations	(0.15)		0.54		0.12		(0.08)
Less distributions to shareholders:
Net investment income	—		(0.27)		—		—
Net realized gains	—		—		(0.01)		—
Total distributions to shareholders	—		(0.27)		(0.01)		—
Net asset value, end of period	$10.15		$10.30		$10.03		$9.92
Total return	(1.46	%)(c)	5.51%		1.21	%(d)	(0.80%)
Ratios to average net assets(e)
Total gross expenses	1.33	%(f)(g)	1.64	%(f)	1.53	%(f)	3.87	%(g)
Total net expenses(h)	1.24	%(f)(g)	1.35	%(f)	1.32	%(f)	1.16	%(g)
Net investment loss	(0.51	%)(g)	(0.21%)		(0.37%)		(0.48	%)(g)
Supplemental data
Net assets, end of period (in thousands)	$108,380		$31,239		$29,587		$27,767
Portfolio turnover	44%		62%		154%		11%

Notes to Financial Highlights

(a)  For the period from March 31, 2011 (commencement of operations) to May 31, 2011.

(b)  Rounds to zero.

(c)  The Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.03%.

(d)  The Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.38%.

(e)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)  Ratios include dividends and interest on securities sold short. If dividends and interest on securities sold short had been excluded, expenses would have been lower by 0.16% for the six months ended November 30, 2013 and 0.29% and 0.16% for the years ended May 31, 2013 and 2012, respectively.

(g)  Annualized.

(h)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Absolute Return Enhanced Multi-Strategy Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2013		Year Ended May 31,
Class R	(Unaudited)		2013		2012		2011(a)
Per share data
Net asset value, beginning of period	$10.21		$9.98		$9.91		$10.00
Income from investment operations:
Net investment loss	(0.06)		(0.09)		(0.09)		(0.02)
Net realized and unrealized gain (loss)	(0.12)		0.55		0.13		(0.07)
Increase from payments by affiliate	0.00	(b)	—		0.04		—
Total from investment operations	(0.18)		0.46		0.08		(0.09)
Less distributions to shareholders:
Net investment income	—		(0.23)		—		—
Net realized gains	—		—		(0.01)		—
Total distributions to shareholders	—		(0.23)		(0.01)		—
Net asset value, end of period	$10.03		$10.21		$9.98		$9.91
Total return	(1.76	%)(c)	4.70%		0.80	%(d)	(0.90%)
Ratios to average net assets(e)
Total gross expenses	2.19	%(f)(g)	2.39	%(f)	2.49	%(f)	4.45	%(g)
Total net expenses(h)	1.91	%(f)(g)	2.02	%(f)	1.90	%(f)	1.73	%(g)
Net investment loss	(1.16	%)(g)	(0.90%)		(0.87%)		(1.08	%)(g)
Supplemental data
Net assets, end of period (in thousands)	$11		$10		$5		$2
Portfolio turnover	44%		62%		154%		11%

Notes to Financial Highlights

(a)  For the period from March 31, 2011 (commencement of operations) to May 31, 2011.

(b)  Rounds to zero.

(c)  The Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.03%.

(d)  The Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.38%.

(e)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)  Ratios include dividends and interest on securities sold short. If dividends and interest on securities sold short had been excluded, expenses would have been lower by 0.17% for the six months ended November 30, 2013 and 0.29% and 0.17% for the years ended May 31, 2013 and 2012, respectively.

(g)  Annualized.

(h)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Absolute Return Enhanced Multi-Strategy Fund

Financial Highlights (continued)

Class R5	Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31, 2013(a)
Per share data
Net asset value, beginning of period	$10.37		$10.05
Income from investment operations:
Net investment loss	(0.03)		(0.01)
Net realized and unrealized gain (loss)	(0.12)		0.60
Total from investment operations	(0.15)		0.59
Less distributions to shareholders:
Net investment income	—		(0.27)
Total distributions to shareholders	—		(0.27)
Net asset value, end of period	$10.22		$10.37
Total return	(1.45	%)(b)	5.99%
Ratios to average net assets(c)
Total gross expenses	1.42	%(d)(e)	1.66	%(d)(e)
Total net expenses(f)	1.28	%(d)(e)	1.35	%(d)(e)
Net investment loss	(0.58	%)(e)	(0.25	%)(e)
Supplemental data
Net assets, end of period (in thousands)	$3		$3
Portfolio turnover	44%		62%

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to May 31, 2013.

(b)  The Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.03%.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Ratios include dividends and interest on securities sold short. If dividends and interest on securities sold short had been excluded, expenses would have been lower by 0.15% for the six months ended November 30, 2013 and 0.26% for the year ended May 31, 2013.

(e)  Annualized.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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37

Columbia Absolute Return Enhanced Multi-Strategy Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2013		Year Ended May 31,
Class W	(Unaudited)		2013		2012		2011(a)
Per share data
Net asset value, beginning of period	$10.28		$10.01		$9.92		$10.00
Income from investment operations:
Net investment loss	(0.05)		(0.06)		(0.06)		(0.01)
Net realized and unrealized gain (loss)	(0.11)		0.57		0.12		(0.07)
Increase from payments by affiliate	0.00	(b)	—		0.04		—
Total from investment operations	(0.16)		0.51		0.10		(0.08)
Less distributions to shareholders:
Net investment income	—		(0.24)		—		—
Net realized gains	—		—		(0.01)		—
Total distributions to shareholders	—		(0.24)		(0.01)		—
Net asset value, end of period	$10.12		$10.28		$10.01		$9.92
Total return	(1.56	%)(c)	5.13%		1.00	%(d)	(0.80%)
Ratios to average net assets(e)
Total gross expenses	2.05	%(f)(g)	2.24	%(f)	2.06	%(f)	4.17	%(g)
Total net expenses(h)	1.69	%(f)(g)	1.79	%(f)	1.66	%(f)	1.48	%(g)
Net investment loss	(0.94	%)(g)	(0.59%)		(0.66%)		(0.83	%)(g)
Supplemental data
Net assets, end of period (in thousands)	$68,032		$27		$9,334		$2
Portfolio turnover	44%		62%		154%		11%

Notes to Financial Highlights

(a)  For the period from March 31, 2011 (commencement of operations) to May 31, 2011.

(b)  Rounds to zero.

(c)  The Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.03%.

(d)  The Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.38%.

(e)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)  Ratios include dividends and interest on securities sold short. If dividends and interest on securities sold short had been excluded, expenses would have been lower by 0.18% for the six months ended November 30, 2013 and 0.31% and 0.18% for the years ended May 31, 2013 and 2012, respectively.

(g)  Annualized.

(h)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Absolute Return Enhanced Multi-Strategy Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2013		Year Ended May 31,
Class Z	(Unaudited)		2013		2012		2011(a)
Per share data
Net asset value, beginning of period	$10.30		$10.04		$9.92		$10.00
Income from investment operations:
Net investment loss	(0.03)		(0.04)		(0.03)		(0.01)
Net realized and unrealized gain (loss)	(0.13)		0.56		0.12		(0.07)
Increase from payments by affiliate	0.00	(b)	—		0.04		—
Total from investment operations	(0.16)		0.52		0.13		(0.08)
Less distributions to shareholders:
Net investment income	—		(0.26)		—		—
Net realized gains	—		—		(0.01)		—
Total distributions to shareholders	—		(0.26)		(0.01)		—
Net asset value, end of period	$10.14		$10.30		$10.04		$9.92
Total return	(1.55	%)(c)	5.29%		1.31	%(d)	(0.80%)
Ratios to average net assets(e)
Total gross expenses	1.69	%(f)(g)	1.89	%(f)	1.87	%(f)	6.03	%(g)
Total net expenses(h)	1.41	%(f)(g)	1.52	%(f)	1.42	%(f)	1.22	%(g)
Net investment loss	(0.68	%)(g)	(0.38%)		(0.33%)		(0.45	%)(g)
Supplemental data
Net assets, end of period (in thousands)	$4,254		$3,591		$2,028		$717
Portfolio turnover	44%		62%		154%		11%

Notes to Financial Highlights

(a)  For the period from March 31, 2011 (commencement of operations) to May 31, 2011.

(b)  Rounds to zero.

(c)  The Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.03%.

(d)  The Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.38%.

(e)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)  Ratios include dividends and interest on securities sold short. If dividends and interest on securities sold short had been excluded, expenses would have been lower by 0.17% for the six months ended November 30, 2013 and 0.29% and 0.19% for the years ended May 31, 2013 and 2012, respectively.

(g)  Annualized.

(h)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
39

Columbia Absolute Return Enhanced Multi-Strategy Fund

Notes to Financial Statements

November 30, 2013 (Unaudited)

Note 1. Organization

Columbia Absolute Return Enhanced Multi-Strategy Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R, Class R5, Class W and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other eligible investors.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges and are available only to certain eligible investors, which are subject to different investment minimums.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are

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Columbia Absolute Return Enhanced Multi-Strategy Fund

Notes to Financial Statements (continued)

November 30, 2013 (Unaudited)

generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. A Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any initial margin held by the

Semiannual Report 2013
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Columbia Absolute Return Enhanced Multi-Strategy Fund

Notes to Financial Statements (continued)

November 30, 2013 (Unaudited)

counterparty. With exchange traded or centrally cleared derivatives, there is minimal counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is limited to failure of the clearinghouse. However, credit risk still exists in exchange traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers, potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is an agreement between a Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold

(e.g. $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate derivative contracts prior to maturity in the event the Fund's net assets decline by a stated percentage over a specified time period or the Fund fails to meet the terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet the terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivative contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. These contracts are typically intended to be used to minimize the exposure to foreign exchange rate fluctuations during the period between the trade and settlement dates of the contract. The Fund utilized forward foreign currency exchange contracts primarily for the purpose of gaining market exposure to major currencies. These instruments may be used for other purposes in future periods.

The values of forward foreign currency exchange contracts fluctuate with changes in foreign currency exchange rates. The Fund will record a realized gain or loss when the forward foreign currency exchange contract expires or is closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Semiannual Report 2013
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Columbia Absolute Return Enhanced Multi-Strategy Fund

Notes to Financial Statements (continued)

November 30, 2013 (Unaudited)

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage exposure to the securities market and primarily for the purpose of gaining market exposures to interest rates, equity indices, foreign currencies and sovereign debt. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Swap Contracts

Swap contracts are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the CCP) and the Fund faces the CCP through a broker. Upon entering into a centrally cleared swap contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statements of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contacts, the Fund has minimal credit exposure to the counterparty as the CCP stands between the Fund and the counterparty. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities.

Interest Rate Swap Contracts

The Fund entered into interest rate swap transactions to gain exposure to or protect itself from market rate changes and to synthetically add or subtract principal exposure to a market. These instruments may be used for other purposes in future periods. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future (the effective date). The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.

Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.

Risks of entering into interest rate swaps include a lack of correlation between the swaps and the portfolio of bonds the swaps are designed to hedge or replicate. A lack of correlation may cause the interest rate swaps to experience adverse changes in value relative to expectations. In addition, interest rate swaps are subject to the risk of default of a counterparty, and the risk of adverse movements in market interest rates relative to the interest rate swap positions taken. The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life to the extent that such amount is positive, plus the cost of entering into a similar transaction with another counterparty.

The Fund attempts to mitigate counterparty credit risk by entering into interest rate swap transactions only with counterparties that meet prescribed levels of creditworthiness, as determined by the Investment Manager. The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net market value of all derivative transactions entered into pursuant to the contract between the Fund and such counterparty. If the net market value of such derivatives

Semiannual Report 2013
43

Columbia Absolute Return Enhanced Multi-Strategy Fund

Notes to Financial Statements (continued)

November 30, 2013 (Unaudited)

transactions between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty is required to post cash and/or securities as collateral. Market values of derivatives transactions presented in the financial statements are not netted with the market values of other derivatives transactions or with any collateral amounts posted by the Fund or any counterparty.

Offsetting of Derivative Assets and Derivative Liabilities

The following tables present the Fund's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of November 30, 2013:

			Net Amounts of	Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Assets Presented in the Statement of Assets and Liabilities ($)	Financial Instruments ($)(a)	Cash Collateral Received ($)	Securities Collateral Received ($)	Net Amount ($)(b)
Asset Derivatives:
Forward Foreign Currency Exchange Contracts	10,971,131	—	10,971,131	8,100,126	—	—	2,871,005
			Net Amounts of	Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Liabilities Presented in the Statement of Assets and Liabilities ($)	Financial Instruments ($)(c)	Cash Collateral Pledged ($)	Securities Collateral Pledged ($)	Net Amount($)(d)
Liability Derivatives:
Forward Foreign Currency Exchange Contracts	10,932,507	—	10,932,507	8,100,126	—	—	2,832,381

(a) Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b) Represents the net amount due from counterparties in the event of default.

(c) Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(d) Represents the net amount due to counterparties in the event of default.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions over the period in the Statement of Operations including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments at November 30, 2013:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Net assets — unrealized appreciation on futures contracts	1,120,864	*
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	10,971,131
Foreign exchange risk	Net assets — unrealized appreciation on futures contracts	79,493	*
Interest rate risk	Net assets — unrealized appreciation on futures contracts	313,046	*
Total		12,484,534

Semiannual Report 2013
44

Columbia Absolute Return Enhanced Multi-Strategy Fund

Notes to Financial Statements (continued)

November 30, 2013 (Unaudited)

Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Net assets — unrealized depreciation on futures contracts	2,935,471	*
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	10,932,507
Foreign exchange risk	Net assets — unrealized depreciation on futures contracts	313,935	*
Interest rate risk	Net assets — unrealized depreciation on futures contracts	259,714	*
Total		14,441,627

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments in the Statement of Operations for the six months ended November 30, 2013:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Swap Contracts ($)	Total ($)
Equity risk	—	(667,122)	—	(667,122)
Foreign exchange risk	740,091	(505,203)	—	234,888
Interest rate risk	—	(1,695,809)	459,663	(1,236,146)
Total	740,091	(2,868,134)	459,663	(1,668,380)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Swap Contracts ($)	Total ($)
Foreign exchange risk	(1,995,130)	(240,451)	—	(2,235,581)
Interest rate risk	—	25,013	(237,712)	(212,699)
Other	—	(939,055)	—	(939,055)
Total	(1,995,130)	(1,154,493)	(237,712)	(3,387,335)

The following table is a summary of the volume of derivative instruments for the six months ended November 30, 2013:

Derivative Instrument	Contracts Opened
Forward foreign currency exchange contracts	3,576
Futures contracts	70,911
Swap contracts	1

Short Sales

The Fund may sell a security it does not own in anticipation of a decline in the fair value of the security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. The Fund is required to maintain a margin account with the broker and to pledge assets to the broker as collateral for the borrowed security. Securities pledged as collateral are designated in the Portfolio of Investments. The Fund can purchase the same security at the current market price and deliver it to the broker to close out the short sale. The Fund is obligated to pay the broker a fee for borrowing the security. The fee is recorded as interest expense in the Statement of Operations and a short position is reported as a liability at fair value in the Statement of Assets and Liabilities. The Fund must also pay the broker for any dividends accrued

Semiannual Report 2013
45

Columbia Absolute Return Enhanced Multi-Strategy Fund

Notes to Financial Statements (continued)

November 30, 2013 (Unaudited)

(recognized on ex-date) on the borrowed security. This amount is recorded as an expense in the Statement of Operations. The Fund will record a gain if the security declines in value, and will realize a loss if the security appreciates. Such gain, limited to the price at which the Fund sold the security short, or such loss, potentially unlimited in size because the short position loses value as the market price of the security sold short increases, will be recognized upon the termination of a short sale.

The following table presents the Fund's gross and net amount of liabilities available for offset under a netting arrangement for short sales as well as the related collateral pledged by the Fund as of November 30, 2013:

			Net Amounts of	Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Liabilities Presented in the Statement of Assets and Liabilities ($)	Financial Instruments ($)(a)	Cash Collateral Pledged ($)	Securities Collateral Pledged ($)	Net Amount($)(b)
Securities Borrowed	17,545,131	—	17,545,131	—	—	15,439,295	2,105,836

(a) Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b) Represents the net amount due from counterparties in the event of default.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange traded funds (ETFs) and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on estimates made by the Fund's management if actual information has not yet been reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the BDCs, ETFs and REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the

Semiannual Report 2013
46

Columbia Absolute Return Enhanced Multi-Strategy Fund

Notes to Financial Statements (continued)

November 30, 2013 (Unaudited)

Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.92% to 0.80% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended November 30, 2013 was 0.92% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended November 30, 2013 was 0.08% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended November 30, 2013, other expenses paid to this company were $735.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for

Semiannual Report 2013
47

Columbia Absolute Return Enhanced Multi-Strategy Fund

Notes to Financial Statements (continued)

November 30, 2013 (Unaudited)

services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares.

For the six months ended November 30, 2013, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.31%
Class B	0.31
Class C	0.31
Class R	0.32
Class R5	0.05
Class W	0.45
Class Z	0.32

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class' initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2013, no minimum account balance fees were charged by the Fund

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class W shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $7,000and $13,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of September 30, 2013 and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $27,729 for Class A and $12 for Class C shares for the six months ended November 30, 2013.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	October 1, 2013 through September 30, 2014	Prior to October 1, 2013
Class A	1.53%	1.48%
Class B	2.28	2.23
Class C	2.28	2.23
Class I	1.20	1.04
Class R	1.78	1.73
Class R5	1.25	1.09
Class W	1.53	1.48
Class Z	1.28	1.23

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Semiannual Report 2013
48

Columbia Absolute Return Enhanced Multi-Strategy Fund

Notes to Financial Statements (continued)

November 30, 2013 (Unaudited)

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At November 30, 2013, the cost of investments for federal income tax purposes was approximately $212,538,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$10,934,000
Unrealized depreciation	(899,000)
Net unrealized appreciation	$10,035,000

The following capital loss carryforward, determined as of May 31, 2013 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
Unlimited short-term	$659,404
Total	$659,404

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $58,208,313 and $26,260,751, respectively, for the six months ended November 30, 2013.

Note 6. Payments by Affiliates

During the six months ended November 30, 2013, the Investment Manager reimbursed the Fund $56,724 for a loss on a trading error.

Note 7. Affiliated Money Market Fund

The Fund significantly invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends — affiliated issuers" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 8. Shareholder Concentration

At November 30, 2013, affiliated shareholder accounts owned 94.1% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 9. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. (JPMorgan) whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum. The commitment fee is included in other expenses in the Statement of Operations.

Effective December 10, 2013, the Fund extended its revolving credit facility with JPMorgan. The credit facility agreement, as amended, continues to permit collective borrowings up to $500 million under the same terms and interest rates as described above. Effective December 10, 2013, the Fund pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended November 30, 2013

Note 10. Significant Risks

Derivatives Risk

Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies) instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund's exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk.

Semiannual Report 2013
49

Columbia Absolute Return Enhanced Multi-Strategy Fund

Notes to Financial Statements (continued)

November 30, 2013 (Unaudited)

Short Selling Risk

The Fund may make short sales, which involves selling a security the Fund does not own in anticipation that the security's price will decline. The Fund's potential losses could exceed those of other mutual funds which hold only long security positions if the value of the securities held long decreases and the value of the securities sold short increases. The Fund's use of short sales in effect "leverages" the Fund, as the Fund intends to use the cash proceeds from the short sales to invest in additional long securities. Leveraging potentially exposes the Fund to greater risks due to unanticipated market movements, which may magnify losses and increase volatility of returns. There is no assurance that a leveraging strategy will be successful.

Note 11. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 12. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2013
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Semiannual Report 2013
52

Columbia Absolute Return Enhanced Multi-Strategy Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 800.345.6611 or by sending an e-mail to serviceinquiries@columbiamanagement.com.

Semiannual Report 2013
53

Columbia Absolute Return Enhanced Multi-Strategy Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR106_05_D01_(01/14)

Semiannual Report

November 30, 2013

Columbia Absolute Return Multi-Strategy Fund

Not FDIC insured • No bank guarantee • May lose value

President's Message

Dear Shareholders,

A market rally led by equities

Despite threats of military action in Syria, rumblings from Iran and an impending showdown over the debt ceiling here at home, the U.S. financial markets delivered positive results in the third quarter of 2013. Stocks outperformed bonds by a substantial margin. Still, robust growth continued to elude the U.S. economy, which merely plodded along. New job growth was solid but not spectacular. Consumer spending remained steady, but the only obvious beneficiary was the auto industry. Gains in the housing market met some headwinds, as mortgage rates rose and sales slipped somewhat. Nevertheless, the recovery in housing remained intact.

The Federal Reserve (the Fed) unsettled investors with a hint that it was ready to taper its purchase of U.S. Treasury and mortgage securities. However, its failure to take any action in a September meeting rallied stocks to new highs and brought bonds back into positive territory for the quarter. Small-cap stocks were the U.S. market leaders. Growth outperformed value in a quarter dominated by the materials, industrials and consumer discretionary sectors. Developed markets led the global rally, driven by strengthening economic conditions in the eurozone. Certain emerging stock markets, including China's, bounced back with returns in line with those of the United States. India and Indonesia were exceptions to that trend, as fears of the Fed's tapering efforts rattled investors in both countries.

Improved risk appetites boosted fixed income

Following a weak second quarter, the fixed-income markets made up some ground in the third quarter of 2013. As yields fell, bond prices rallied enough to push returns on non-Treasury sectors into positive territory. Risk appetites improved in response to continued liquidity from the Fed. Against this backdrop, U.S. high-yield and foreign bonds led the fixed-income markets, along with mortgage-backed securities and emerging market bonds. The U.S. municipal bond market was the exception, as it slipped into negative territory in the final week of the period, pressured by heightened concerns over Puerto Rico, potential municipal bankruptcies and continued fund redemptions.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success and, most importantly, that of our investors, are highly talented industry professionals, brought together by a unique way of working. At Columbia Management, reaching our performance goals matters, and how we reach them matters just as much.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, offering insights on current market events and investment opportunities

>  Detailed up-to-date fund performance and portfolio information

>  Quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investing involves risk including the risk of loss of principal.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2013

Columbia Absolute Return Multi-Strategy Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	27
Statement of Operations	29
Statement of Changes in Net Assets	30
Financial Highlights	32
Notes to Financial Statements	40
Important Information About This Report	53

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia Absolute Return Multi-Strategy Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Absolute Return Multi-Strategy Fund (the Fund) Class A shares returned -1.18% excluding sales charges for the six-month period that ended November 30, 2013.

>  The Citigroup 3-Month U.S. Treasury Bill Index returned 0.02% for the six-month period.

>  The Barclays U.S. Aggregate Bond Index returned -0.56% for the same time period.

Average Annual Total Returns (%) (for period ended November 30, 2013)

	Inception	6 Months cumulative	1 Year	Life
Class A	03/31/11
Excluding sales charges		-1.18	1.98	0.60
Including sales charges		-4.18	-1.10	-0.55
Class B	03/31/11
Excluding sales charges		-1.48	1.22	-0.14
Including sales charges		-6.41	-3.78	-1.27
Class C	03/31/11
Excluding sales charges		-1.48	1.22	-0.10
Including sales charges		-2.47	0.22	-0.10
Class I	03/31/11	-0.88	2.43	0.99
Class R	03/31/11	-1.18	1.72	0.39
Class R5*	11/08/12	-0.97	2.31	0.75
Class W	03/31/11	-1.28	1.81	0.53
Class Z	03/31/11	-1.08	2.23	0.84
Citigroup 3-Month U.S. Treasury Bill Index		0.02	0.05	0.06
Barclays U.S. Aggregate Bond Index		-0.56	-1.61	3.73

Returns for Class A are shown with and without the maximum initial sales charge of 3.00%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2013

Columbia Absolute Return Multi-Strategy Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) — Long Positions (at November 30, 2013)
JPMorgan Chase & Co.	1.8
Philip Morris International, Inc.	1.6
Google, Inc., Class A	1.3
Apple, Inc.	1.3
Johnson & Johnson	1.3
Chevron Corp.	1.2
Pfizer, Inc.	1.1
Citigroup, Inc.	1.1
Procter & Gamble Co. (The)	1.1
Honeywell International, Inc.	1.1

Percentages indicated are based upon total long investments (excluding Money Market Funds and other cash equivalents).

Top Ten Holdings (%) — Short Positions (at November 30, 2013)
Bristol-Myers Squibb Co.	(1.9)
Clorox Co. (The)	(1.6)
Laboratory Corp. of American Holdings	(1.6)
Church & Dwight Co., Inc.	(1.6)
PACCAR, Inc.	(1.6)
Adobe Systems, Inc.	(1.5)
Triquint Semiconductor, Inc.	(1.5)
Novartis AG, ADR	(1.5)
Discovery Communications, Inc., Class A	(1.5)
Progressive Corp. (The)	(1.5)

Percentages indicated are based upon total short investments.

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Management

Todd White

Jeffrey Knight, CFA

Kent Peterson, Ph.D.

Semiannual Report 2013

Columbia Absolute Return Multi-Strategy Fund

Portfolio Overview (continued)

(Unaudited)

Portfolio Breakdown (%) (at November 30, 2013)
	Long	Short	Net
Common Stocks	38.2	(10.1)	28.1
Consumer Discretionary	5.7	(1.9)	3.8
Consumer Staples	2.9	(0.7)	2.2
Energy	2.7	—	2.7
Financials	6.3	(2.1)	4.2
Health Care	6.0	(1.7)	4.3
Industrials	4.6	(1.6)	3.0
Information Technology	7.5	(1.8)	5.7
Materials	1.2	(0.3)	0.9
Telecommunication Services	0.8	—	0.8
Utilities	0.5	—	0.5
Convertible Preferred Stocks	1.8	—	1.8
Consumer Staples	0.1	—	0.1
Financials	0.8	—	0.8
Health Care	0.1	—	0.1
Industrials	0.3	—	0.3
Telecommunication Services	0.1	—	0.1
Utilities	0.4	—	0.4
Convertible Bonds	3.0	—	3.0
Treasury Bills	2.6	—	2.6
Short-Term Investments Segregated in Connection with Open Derivatives Contracts(a)	64.5	—	64.5
Total	110.1	(10.1)	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Includes investments in Money Market Funds (amounting to $112.7 million) which have been segregated to cover obligations related to the Fund's investment in derivatives which provides exposure to multiple markets. For a description of the Fund's investments in derivatives, see Investments in Derivatives following the Portfolio of Investments, and Note 2 to the financial statements.

Semiannual Report 2013

Columbia Absolute Return Multi-Strategy Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

June 1, 2013 – November 30, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	988.20	1,016.95	7.93	8.05	1.60
Class B	1,000.00	1,000.00	985.20	1,013.31	11.53	11.70	2.33
Class C	1,000.00	1,000.00	985.20	1,013.21	11.63	11.80	2.35
Class I	1,000.00	1,000.00	991.20	1,019.10	5.81	5.89	1.17
Class R	1,000.00	1,000.00	988.20	1,015.81	9.07	9.20	1.83
Class R5	1,000.00	1,000.00	990.30	1,018.95	5.95	6.04	1.20
Class W	1,000.00	1,000.00	987.20	1,017.00	7.88	8.00	1.59
Class Z	1,000.00	1,000.00	989.20	1,018.20	6.70	6.79	1.35

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2013

Columbia Absolute Return Multi-Strategy Fund

Portfolio of Investments

November 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 34.8%

Issuer	Shares	Value ($)
Consumer Discretionary 5.2%
Auto Components 0.2%
Delphi Automotive PLC	3,612	211,483
TRW Automotive Holdings Corp.(a)(b)	3,460	268,496
Total		479,979
Automobiles 0.4%
General Motors Co.(a)	11,295	437,456
Tesla Motors, Inc.(a)	1,954	248,705
Total		686,161
Hotels, Restaurants & Leisure 0.6%
Bally Technologies, Inc.(a)(b)	1,893	141,161
Domino's Pizza, Inc.(b)	2,640	182,504
McDonald's Corp.	2,635	256,570
Starwood Hotels & Resorts Worldwide, Inc.(b)	1,640	122,147
Wynn Resorts Ltd.	1,222	202,693
Yum! Brands, Inc.	1,975	153,418
Total		1,058,493
Household Durables 0.1%
Mohawk Industries, Inc.(a)(b)	1,555	217,731
Internet & Catalog Retail 0.5%
Amazon.com, Inc.(a)	1,021	401,886
priceline.com, Inc.(a)(b)	513	611,665
Total		1,013,551
Leisure Equipment & Products 0.1%
Mattel, Inc.	3,045	140,892
Media 1.5%
Comcast Corp., Class A	11,065	551,811
DIRECTV(a)	3,769	249,169
Discovery Communications, Inc., Class A(a)	4,510	393,588
DISH Network Corp., Class A(b)	5,410	293,006
Interpublic Group of Companies, Inc. (The)(b)	11,075	192,705
Time Warner, Inc.	4,550	298,980
Twenty-First Century Fox, Inc., Class A(b)	4,642	155,460
Viacom, Inc., Class B(b)	7,092	568,566
Walt Disney Co. (The)(b)	2,945	207,740
Total		2,911,025
Multiline Retail 0.2%
Macy's, Inc.(b)	6,941	369,678

Common Stocks (continued)

Issuer	Shares	Value ($)
Specialty Retail 1.1%
Dick's Sporting Goods, Inc.	2,805	158,539
Foot Locker, Inc.(b)	2,475	96,253
Home Depot, Inc. (The)	4,315	348,091
Lowe's Companies, Inc.	5,031	238,872
Pier 1 Imports, Inc.(b)	4,099	91,367
Ross Stores, Inc.(b)	1,505	115,072
Tiffany & Co.(b)	3,810	339,623
TJX Companies, Inc.	7,474	469,965
Ulta Salon Cosmetics & Fragrance, Inc.(a)	695	88,223
Williams-Sonoma, Inc.(b)	3,065	181,203
Total		2,127,208
Textiles, Apparel & Luxury Goods 0.5%
Michael Kors Holdings Ltd.(a)(b)	6,304	514,091
Nike, Inc., Class B(b)	1,680	132,955
VF Corp.(b)	1,350	316,683
Total		963,729
Total Consumer Discretionary		9,968,447
Consumer Staples 2.6%
Beverages 0.6%
Coca-Cola Co. (The)	3,820	153,526
Coca-Cola Enterprises, Inc.(b)	5,975	250,592
Diageo PLC, ADR(b)	2,726	348,028
PepsiCo, Inc.	5,214	440,374
Total		1,192,520
Food & Staples Retailing 0.5%
CVS Caremark Corp.	6,946	465,104
Kroger Co. (The)(b)	2,957	123,455
Wal-Mart Stores, Inc.	2,090	169,311
Walgreen Co.	3,345	198,024
Total		955,894
Food Products 0.1%
General Mills, Inc.	2,500	126,075
Household Products 0.5%
Kimberly-Clark Corp.	1,895	206,858
Procter & Gamble Co. (The)(b)	9,738	820,135
Total		1,026,993

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Absolute Return Multi-Strategy Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Personal Products 0.1%
Avon Products, Inc.(b)	8,450	150,663
Tobacco 0.8%
Altria Group, Inc.(b)	11,405	421,757
Philip Morris International, Inc.(b)	13,762	1,177,201
Total		1,598,958
Total Consumer Staples		5,051,103
Energy 2.4%
Energy Equipment & Services 0.6%
Cameron International Corp.(a)	4,285	237,346
Ensco PLC, Class A	1,415	83,598
FMC Technologies, Inc.(a)	6,837	328,860
Halliburton Co.	7,984	420,597
Schlumberger Ltd.	1,860	164,461
Tidewater, Inc.	45	2,567
Total		1,237,429
Oil, Gas & Consumable Fuels 1.8%
Anadarko Petroleum Corp.	2,310	205,174
Antero Resources Corp.(a)	1,183	64,947
Canadian Natural Resources Ltd.	5,915	194,722
Chevron Corp.	7,537	922,830
ConocoPhillips	5,957	433,670
EOG Resources, Inc.	1,736	286,440
Exxon Mobil Corp.	6,505	608,088
Newfield Exploration Co.(a)	2,990	84,019
Noble Energy, Inc.	2,638	185,293
Occidental Petroleum Corp.	940	89,262
Phillips 66	1,935	134,695
Royal Dutch Shell PLC, ADR	2,510	167,417
Total		3,376,557
Total Energy		4,613,986
Financials 5.8%
Capital Markets 1.0%
BlackRock, Inc.	1,695	513,161
Franklin Resources, Inc.	4,451	246,541
Goldman Sachs Group, Inc. (The)(b)	1,190	201,039
Invesco Ltd.(b)	8,180	285,073
Morgan Stanley	5,189	162,416

Common Stocks (continued)

Issuer	Shares	Value ($)
Northern Trust Corp.	2,120	125,059
State Street Corp.	3,363	244,187
T. Rowe Price Group, Inc.	1,240	99,770
Total		1,877,246
Commercial Banks 1.1%
Fifth Third Bancorp(b)	16,617	337,657
Huntington Bancshares, Inc.(b)	22,145	203,291
PNC Financial Services Group, Inc. (The)(b)	5,305	408,220
U.S. Bancorp(b)	10,322	404,829
Wells Fargo & Co.	15,602	686,800
Total		2,040,797
Consumer Finance 0.1%
American Express Co.	3,051	261,776
Diversified Financial Services 1.6%
Bank of America Corp.	20,290	320,988
Berkshire Hathaway, Inc., Class B(a)	3,905	455,050
Citigroup, Inc.	15,511	820,842
CME Group, Inc.	1,835	150,378
JPMorgan Chase & Co.(b)	23,249	1,330,308
Total		3,077,566
Insurance 1.2%
ACE Ltd.(b)	3,095	318,104
Aflac, Inc.(b)	4,390	291,364
Aon PLC	4,418	360,686
Brown & Brown, Inc.(b)	7,775	245,845
Chubb Corp. (The)	1,320	127,314
Hartford Financial Services Group, Inc.(b)	7,055	251,370
Marsh & McLennan Companies, Inc.	4,530	214,948
MetLife, Inc.	1,925	100,466
Prudential Financial, Inc.(b)	3,225	286,251
Unum Group	3,370	113,131
Total		2,309,479
Real Estate Investment Trusts (REITs) 0.7%
Alexandria Real Estate Equities, Inc.(b)	2,850	180,291
AvalonBay Communities, Inc.	622	73,744
CubeSmart(b)	10,759	174,511
Highwoods Properties, Inc.(b)	4,358	156,539
Post Properties, Inc.(b)	3,580	153,439
Public Storage	550	83,985

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Absolute Return Multi-Strategy Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Simon Property Group, Inc.(b)	2,173	325,624
Vornado Realty Trust(b)	1,065	93,646
Total		1,241,779
Real Estate Management & Development 0.1%
Realogy Holdings Corp.(a)	2,895	137,194
Thrifts & Mortgage Finance —%
People's United Financial, Inc.	5,985	90,613
Total Financials		11,036,450
Health Care 5.5%
Biotechnology 1.6%
Alexion Pharmaceuticals, Inc.(a)	1,462	182,019
Alnylam Pharmaceuticals, Inc.(a)(b)	1,380	84,456
Amarin Corp. PLC, ADR(a)	7,832	14,254
Amgen, Inc.	3,010	343,381
Ariad Pharmaceuticals, Inc.(a)(b)	6,535	31,695
Biogen Idec, Inc.(a)	878	255,472
Celgene Corp.(a)(b)	4,224	683,317
Dynavax Technologies Corp.(a)	59,590	105,474
Gilead Sciences, Inc.(a)(b)	7,917	592,271
GTx, Inc.(a)	15,305	25,865
Infinity Pharmaceuticals, Inc.(a)(b)	5,675	82,912
Keryx Biopharmaceuticals, Inc.(a)(b)	11,870	164,874
Pharmacyclics, Inc.(a)(b)	1,060	131,991
Vertex Pharmaceuticals, Inc.(a)(b)	5,601	388,821
Total		3,086,802
Health Care Equipment & Supplies 0.9%
Abbott Laboratories	10,732	409,855
Baxter International, Inc.	1,354	92,681
Boston Scientific Corp.(a)(b)	14,575	168,778
Covidien PLC(b)	8,080	551,541
Hologic, Inc.(a)(b)	7,175	160,648
St. Jude Medical, Inc.(b)	2,156	125,954
Zimmer Holdings, Inc.(b)	1,578	144,245
Total		1,653,702
Health Care Providers & Services 0.8%
Aetna, Inc.(b)	3,470	239,187
Cardinal Health, Inc.(b)	12,005	775,523
CIGNA Corp.(b)	3,529	308,611
Express Scripts Holding Co.(a)	2,770	186,560
Total		1,509,881

Common Stocks (continued)

Issuer	Shares	Value ($)
Life Sciences Tools & Services 0.1%
Thermo Fisher Scientific, Inc.(b)	1,645	165,898
Pharmaceuticals 2.1%
AbbVie, Inc.	7,040	341,088
Actavis PLC(a)(b)	1,090	177,746
Allergan, Inc.	2,838	275,428
Bristol-Myers Squibb Co.	10,000	513,800
GlaxoSmithKline PLC, ADR(b)	2,510	132,829
Johnson & Johnson	10,316	976,513
Merck & Co., Inc.	8,120	404,620
Mylan, Inc.(a)(b)	4,195	185,125
Pfizer, Inc.	27,230	864,008
Salix Pharmaceuticals Ltd.(a)	2,425	205,664
Total		4,076,821
Total Health Care		10,493,104
Industrials 4.2%
Aerospace & Defense 1.6%
Boeing Co. (The)(b)	4,290	575,933
General Dynamics Corp.(b)	1,243	113,933
Honeywell International, Inc.(b)	9,252	818,895
Precision Castparts Corp.(b)	1,922	496,741
Raytheon Co.(b)	6,480	574,646
United Technologies Corp.	4,206	466,277
Total		3,046,425
Air Freight & Logistics 0.2%
FedEx Corp.	1,612	223,584
United Parcel Service, Inc., Class B	1,895	194,010
Total		417,594
Airlines 0.2%
Alaska Air Group, Inc.(b)	2,325	180,746
Delta Air Lines, Inc.(b)	8,185	237,201
Total		417,947
Commercial Services & Supplies 0.3%
Tyco International Ltd.	7,798	297,415
Waste Connections, Inc.(b)	2,952	129,711
Waste Management, Inc.	2,925	133,614
Total		560,740

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Absolute Return Multi-Strategy Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Construction & Engineering 0.2%
Foster Wheeler AG(a)(b)	4,720	143,158
MasTec, Inc.(a)(b)	6,360	201,294
Total		344,452
Electrical Equipment 0.4%
Eaton Corp. PLC	5,509	400,284
Emerson Electric Co.	1,765	118,237
Rockwell Automation, Inc.(b)	2,105	239,086
Total		757,607
Industrial Conglomerates 0.3%
General Electric Co.	21,245	566,392
Machinery 0.4%
Dover Corp.(b)	3,945	357,970
IDEX Corp.(b)	1,255	89,519
Illinois Tool Works, Inc.	1,250	99,475
Parker Hannifin Corp.	1,305	153,781
Total		700,745
Professional Services 0.3%
Dun & Bradstreet Corp. (The)(b)	2,151	251,344
Nielsen Holdings NV	6,766	292,021
Total		543,365
Road & Rail 0.2%
JB Hunt Transport Services, Inc.(b)	2,030	152,636
Union Pacific Corp.(b)	1,561	252,944
Total		405,580
Trading Companies & Distributors 0.1%
Fastenal Co.	6,168	286,997
Total Industrials		8,047,844
Information Technology 6.8%
Communications Equipment 0.4%
Cisco Systems, Inc.(b)	19,850	421,813
QUALCOMM, Inc.	4,723	347,518
Total		769,331
Computers & Peripherals 0.9%
Apple, Inc.(b)	1,764	980,907
EMC Corp.(b)	26,709	637,010
Hewlett-Packard Co.	4,275	116,921
Total		1,734,838
Common Stocks (continued)

Issuer	Shares	Value ($)
Internet Software & Services 1.4%
Baidu, Inc., ADR(a)	2,512	418,424
eBay, Inc.(a)(b)	5,638	284,832
Equinix, Inc.(a)	800	128,560
Facebook, Inc., Class A(a)	6,331	297,620
Google, Inc., Class A(a)	935	990,717
LinkedIn Corp., Class A(a)	1,173	262,787
MercadoLibre, Inc.	2,493	276,000
Total		2,658,940
IT Services 1.3%
Accenture PLC, Class A(b)	6,716	520,288
Automatic Data Processing, Inc.	2,375	190,047
Cognizant Technology Solutions Corp., Class A(a)	3,627	340,539
International Business Machines Corp.	2,292	411,827
Mastercard, Inc., Class A(b)	812	617,778
Visa, Inc., Class A	1,524	310,073
Total		2,390,552
Semiconductors & Semiconductor Equipment 1.1%
ARM Holdings PLC, ADR	4,891	244,061
Avago Technologies Ltd.(b)	3,051	136,471
Broadcom Corp., Class A	6,380	170,282
Cavium, Inc.(a)(b)	4,945	179,009
Intel Corp.	11,285	269,034
KLA-Tencor Corp.(b)	5,405	345,217
Lam Research Corp.(a)(b)	3,765	196,194
Marvell Technology Group Ltd.(b)	13,660	194,382
Skyworks Solutions, Inc.(a)(b)	8,894	236,492
Texas Instruments, Inc.	3,550	152,650
Total		2,123,792
Software 1.7%
Activision Blizzard, Inc.(b)	14,105	242,747
Autodesk, Inc.(a)(b)	4,959	224,395
Check Point Software Technologies Ltd.(a)(b)	3,218	199,066
Citrix Systems, Inc.(a)(b)	2,760	163,723
Electronic Arts, Inc.(a)	6,787	150,536
Intuit, Inc.	4,585	340,345
Microsoft Corp.	21,162	806,907
Oracle Corp.(b)	3,822	134,878
Red Hat, Inc.(a)	7,685	360,042

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Absolute Return Multi-Strategy Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Salesforce.com, Inc.(a)	6,558	341,606
VMware, Inc., Class A(a)	4,584	369,608
Total		3,333,853
Total Information Technology		13,011,306
Materials 1.1%
Chemicals 0.9%
Celanese Corp., Class A	3,010	168,951
Dow Chemical Co. (The)(b)	13,713	535,630
EI du Pont de Nemours & Co.	3,355	205,930
LyondellBasell Industries NV, Class A	1,390	107,280
Monsanto Co.	2,914	330,244
Mosaic Co. (The)(b)	2,570	123,103
RPM International, Inc.	2,510	99,396
Sherwin-Williams Co. (The)	1,335	244,345
Total		1,814,879
Containers & Packaging 0.1%
Sonoco Products Co.	2,510	100,551
Paper & Forest Products 0.1%
International Paper Co.(b)	3,685	171,905
Total Materials		2,087,335
Telecommunication Services 0.8%
Diversified Telecommunication Services 0.6%
AT&T, Inc.	17,630	620,752
Verizon Communications, Inc.	9,505	471,638
Total		1,092,390
Wireless Telecommunication Services 0.2%
Vodafone Group PLC, ADR	10,155	376,649
Total Telecommunication Services		1,469,039
Utilities 0.4%
Electric Utilities 0.2%
American Electric Power Co., Inc.	2,580	121,415
Duke Energy Corp.	1,170	81,853
NextEra Energy, Inc.	935	79,092
Northeast Utilities	2,605	107,013
Westar Energy, Inc.	2,535	79,498
Total		468,871

Common Stocks (continued)

Issuer	Shares	Value ($)
Multi-Utilities 0.2%
CMS Energy Corp.	3,830	101,648
Dominion Resources, Inc.	1,420	92,172
Sempra Energy	1,005	88,882
Wisconsin Energy Corp.	2,455	102,546
Total		385,248
Total Utilities		854,119
Total Common Stocks (Cost: $48,184,741)		66,632,733

Convertible Preferred Stocks 1.7%

Consumer Staples 0.1%
Food Products 0.1%
Bunge Ltd., 4.875%	1,600	169,840
Total Consumer Staples		169,840
Financials 0.7%
Commercial Banks 0.1%
Wells Fargo & Co., 7.500%	180	202,725
Diversified Financial Services 0.2%
AMG Capital Trust II, 5.150%	3,500	212,625
Bank of America Corp., 7.250%	200	215,000
Total		427,625
Real Estate Investment Trusts (REITs) 0.4%
Alexandria Real Estate Equities, Inc., 7.000%	10,000	251,250
Health Care REIT, Inc., 6.500%	3,500	188,650
Weyerhaeuser Co., 6.375%	3,750	205,575
iStar Financial, Inc., 4.500%	2,000	116,433
Total		761,908
Total Financials		1,392,258
Health Care 0.1%
Health Care Equipment & Supplies 0.1%
Alere, Inc., 3.000%	490	136,323
Total Health Care		136,323
Industrials 0.3%
Aerospace & Defense 0.1%
United Technologies Corp., 7.500%	2,400	156,864

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Absolute Return Multi-Strategy Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Convertible Preferred Stocks (continued)

Issuer	Shares	Value ($)
Airlines 0.2%
Continental Airlines Finance Trust II, 6.000%	5,500	262,969
Machinery —%
Stanley Black & Decker, Inc., 6.250%	700	71,488
Total Industrials		491,321
Telecommunication Services 0.1%
Diversified Telecommunication Services —%
Intelsat SA, 5.750%	1,700	98,447
Wireless Telecommunication Services 0.1%
Crown Castle International Corp., 4.500%(a)	1,060	106,576
Total Telecommunication Services		205,023
Utilities 0.4%
Electric Utilities 0.2%
NextEra Energy, Inc., 5.599%	4,000	228,650
PPL Corp., 8.750%	4,000	211,640
Total		440,290
Multi-Utilities 0.2%
CenterPoint Energy, Inc., 3.547%(c)	3,110	162,497
Dominion Resources, Inc., 6.000%	1,978	108,177
Dominion Resources, Inc., 6.125%	1,978	108,474
Total		379,148
Total Utilities		819,438
Total Convertible Preferred Stocks (Cost: $2,851,963)		3,214,203
Convertible Bonds(d) 2.8%

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Automotive 0.2%
Navistar International Corp. Senior Subordinated Notes(e) 10/15/18	4.500%		160,000	167,473
Volkswagen International Finance NV(e) 11/09/15	5.500%	EUR	100,000	165,013
Total				332,486

Convertible Bonds(d) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 0.1%
Walter Investment Management Corp. Senior Subordinated Notes 11/01/19	4.500%	110,000	114,056
Building Materials 0.1%
Cemex SAB de CV Subordinated Notes 03/15/15	4.875%	195,000	224,616
Layne Christensen Co. Senior Unsecured(e) 11/15/18	4.250%	93,000	93,246
Total			317,862
Diversified Manufacturing 0.1%
Sterlite Industries India Ltd. Senior Unsecured 10/30/14	4.000%	130,000	128,294
Food and Beverage 0.1%
Chiquita Brands International, Inc. Senior Unsecured 08/15/16	4.250%	240,000	231,300
Gaming 0.1%
MGM Resorts International 04/15/15	4.250%	170,000	205,806
Health Care 0.1%
WebMD Health Corp. Senior Unsecured 01/31/18	2.500%	200,000	197,000
Independent Energy 0.2%
Chesapeake Energy Corp. 12/15/38	2.250%	350,000	328,125
Endeavour International Corp. 07/15/16	5.500%	135,000	107,241
Total			435,366
Lodging 0.1%
Morgans Hotel Group Co. 10/15/14	2.375%	200,000	193,000
Media Non-Cable 0.1%
Cenveo Corp. 05/15/17	7.000%	150,000	163,620

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Absolute Return Multi-Strategy Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Convertible Bonds(d) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Metals 0.1%
Jaguar Mining, Inc. Senior Unsecured(e) 11/01/14	4.500%	200,000	39,875
James River Coal Co.(e) 06/01/18	10.000%	179,000	76,858
Molycorp, Inc. Senior Unsecured 09/01/17	6.000%	172,000	121,983
Total			238,716
Non-Captive Consumer 0.1%
DFC Global Corp. Senior Unsecured 04/15/17	3.250%	170,000	150,562
Oil Field Services 0.1%
Vantage Drilling Co. Senior Unsecured(e) 07/15/43	5.500%	119,000	129,547
Other Financial Institutions 0.2%
Ares Capital Corp. Senior Unsecured(e) 01/15/19	4.375%	193,000	197,960
GSV Capital Corp. Senior Unsecured(e) 09/15/18	5.250%	185,000	179,598
Total			377,558
Pharmaceuticals 0.3%
Corsicanto Ltd. 01/15/32	3.500%	130,000	89,310
Dendreon Corp. Senior Unsecured 01/15/16	2.875%	240,000	144,000
InterMune, Inc. Senior Unsecured 09/15/18	2.500%	180,000	159,750
Savient Pharmaceuticals, Inc. Senior Unsecured 02/01/18	4.750%	215,000	1,881
Supernus Pharmaceuticals, Inc. Senior Secured(e) 05/01/19	7.500%	95,000	146,218
Vivus, Inc. Senior Unsecured(e) 05/01/20	4.500%	160,000	141,700
Total			682,859

Convertible Bonds(d) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Property & Casualty 0.1%
MGIC Investment Corp. Senior Unsecured 05/01/17	5.000%	110,000	122,602
Railroads 0.1%
Greenbrier Companies, Inc. (The) Senior Unsecured 04/01/18	3.500%	200,000	231,750
Refining 0.1%
Clean Energy Fuels Corp. Senior Unsecured(e) 10/01/18	5.250%	105,000	106,093
REITs 0.1%
Blackstone Mortgage Trust, Inc. Senior Unsecured 12/01/18	5.250%	92,000	93,373
Campus Crest Communities Operating Partnership LP(e) 10/15/18	4.750%	180,000	183,150
Total			276,523
Retailers 0.1%
Rite Aid Corp. Senior Unsecured 05/15/15	8.500%	60,000	143,250
Technology 0.1%
Digital River, Inc. Senior Unsecured 11/01/30	2.000%	150,000	147,937
NQ Mobile, Inc. Senior Unsecured(e) 10/15/18	4.000%	68,000	46,410
Powerwave Technologies, Inc. Subordinated Notes(f) 10/01/27	3.875%	155,000	775
Total			195,122
Tobacco 0.1%
Vector Group Ltd. Senior Unsecured(c) 01/15/19	2.500%	124,000	145,700
Transportation Services 0.1%
DryShips, Inc. Senior Unsecured 12/01/14	5.000%	200,000	194,625
Total Convertible Bonds (Cost: $5,524,598)			5,313,697

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Absolute Return Multi-Strategy Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Treasury Bills 2.3%

Issuer	Effective Yield	Principal Amount ($)	Value ($)
United States 2.3%
U.S. Treasury Bills(b) 01/02/14	0.030%	1,250,000	1,249,963
03/13/14	0.070%	1,000,000	999,797
04/17/14	0.090%	1,000,000	999,669
05/01/14	0.090%	1,250,000	1,249,519

Total	4,498,948

Total Treasury Bills (Cost: $4,499,173)	4,498,948
Money Market Funds 58.9%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.094%(g)(h)	112,680,745	112,680,745
Total Money Market Funds (Cost: $112,680,745)		112,680,745
Total Investments (Cost: $173,741,220)		192,340,326
Investments Sold Short (9.2)%
Common Stocks (9.2)%
Issuer	Shares	Value ($)
Consumer Discretionary (1.7)%
Auto Components (0.2)%
Autoliv, Inc.	(2,190)	(203,363)
BorgWarner, Inc.	(1,465)	(157,004)
Total		(360,367)
Hotels, Restaurants & Leisure (0.4)%
Burger King Worldwide, Inc.	(8,140)	(172,487)
Cheesecake Factory, Inc. (The)	(4,060)	(197,925)
Chipotle Mexican Grill, Inc.(a)	(390)	(204,305)
Wendy's Co. (The)	(22,561)	(194,250)
Total		(768,967)
Leisure Equipment & Products (0.1)%
Mattel, Inc.	(5,380)	(248,933)
Media (0.4)%
Discovery Communications, Inc., Class A(a)	(3,010)	(262,683)
Grupo Televisa SAB, ADR	(7,164)	(218,574)

Investments Sold Short (continued)

Common Stocks (continued)

Issuer	Shares	Value ($)
Pearson PLC, ADR	(10,308)	(227,910)
Regal Entertainment Group, Class A	(7,045)	(137,236)
Total		(846,403)
Multiline Retail (0.2)%
Dollar Tree, Inc.(a)	(2,255)	(125,491)
Nordstrom, Inc.	(2,910)	(181,031)
Total		(306,522)
Specialty Retail (0.3)%
Aeropostale, Inc.(a)	(22,795)	(235,244)
L Brands, Inc.	(3,630)	(235,914)
Staples, Inc.	(8,155)	(126,647)
Total		(597,805)
Textiles, Apparel & Luxury Goods (0.1)%
Under Armour, Inc., Class A(a)	(2,454)	(198,038)
Total Consumer Discretionary		(3,327,035)
Consumer Staples (0.6)%
Food & Staples Retailing (0.1)%
SYSCO Corp.	(3,418)	(114,947)
Food Products (0.2)%
General Mills, Inc.	(4,754)	(239,744)
McCormick & Co., Inc.	(3,720)	(256,680)
Total		(496,424)
Household Products (0.3)%
Church & Dwight Co., Inc.	(4,290)	(279,923)
Clorox Co. (The)	(3,055)	(284,634)
Total		(564,557)
Total Consumer Staples		(1,175,928)
Financials (1.9)%
Capital Markets (0.3)%
Morgan Stanley	(3,241)	(101,443)
Northern Trust Corp.	(3,937)	(232,244)
T Rowe Price Group, Inc.	(1,835)	(147,644)
Total		(481,331)
Commercial Banks (0.4)%
First Republic Bank	(3,640)	(186,004)
KeyCorp	(16,818)	(214,430)
M&T Bank Corp.	(1,131)	(130,472)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Absolute Return Multi-Strategy Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Investments Sold Short (continued)

Common Stocks (continued)

Issuer	Shares	Value ($)
Westamerica Bancorporation	(3,900)	(215,982)
Total		(746,888)
Insurance (0.6)%
Arch Capital Group Ltd.	(4,225)	(248,557)
Principal Financial Group, Inc.	(4,195)	(212,393)
Progressive Corp. (The)	(9,265)	(258,772)
WR Berkley Corp.	(4,670)	(204,499)
XL Group PLC	(7,290)	(233,207)
Total		(1,157,428)
Real Estate Investment Trusts (REITs) (0.6)%
BRE Properties, Inc.	(2,771)	(141,958)
Getty Realty Corp.	(4,855)	(89,478)
Health Care REIT, Inc.	(2,295)	(128,497)
Healthcare Realty Trust, Inc.	(6,922)	(153,184)
Mack-Cali Realty Corp.	(9,270)	(188,737)
Parkway Properties, Inc.	(9,680)	(177,047)
Regency Centers Corp.	(3,537)	(165,673)
Washington Real Estate Investment Trust	(6,492)	(154,120)
Total		(1,198,694)
Total Financials		(3,584,341)
Health Care (1.6)%
Biotechnology (0.5)%
Acorda Therapeutics, Inc.(a)	(1,015)	(35,332)
Alexion Pharmaceuticals, Inc.(a)	(715)	(89,017)
Biomarin Pharmaceutical, Inc.(a)	(1,320)	(92,902)
Immunogen, Inc.	(10,943)	(159,002)
Immunomedics, Inc.	(20,940)	(90,461)
Medivation, Inc.	(1,370)	(86,324)
Myriad Genetics, Inc.(a)	(1,600)	(47,600)
Seattle Genetics, Inc.	(960)	(39,446)
Synageva Biopharma Corp.	(1,475)	(89,105)
United Therapeutics Corp.(a)	(1,430)	(132,003)
Total		(861,192)
Health Care Equipment & Supplies (0.4)%
Becton Dickinson and Co.	(2,077)	(225,542)
CR Bard, Inc.	(1,505)	(209,014)
Integra Lifesciences Holding(a)	(2,360)	(109,622)
Stryker Corp.	(3,093)	(230,181)
Total		(774,359)

Investments Sold Short (continued)

Common Stocks (continued)

Issuer	Shares	Value ($)
Health Care Providers & Services (0.1)%
Laboratory Corp. of America Holdings(a)	(2,783)	(283,448)
Life Sciences Tools & Services (0.1)%
Mettler-Toledo International, Inc.(a)	(581)	(143,257)
Pharmaceuticals (0.5)%
Auxilium Pharmaceuticals, Inc.(a)	(5,095)	(103,989)
Bristol-Myers Squibb Co.	(6,365)	(327,034)
Eli Lilly & Co.	(4,365)	(219,210)
Novartis AG, ADR	(3,398)	(268,850)
Viropharma, Inc.(a)	(1,465)	(72,532)
Total		(991,615)
Total Health Care		(3,053,871)
Industrials (1.4)%
Aerospace & Defense (0.3)%
Lockheed Martin Corp.	(1,290)	(182,754)
Textron, Inc.	(5,800)	(192,734)
United Technologies Corp.	(960)	(106,426)
Total		(481,914)
Air Freight & Logistics (0.1)%
Expeditors International of Washington, Inc.	(5,035)	(218,720)
Building Products (0.1)%
Armstrong World Industries, Inc.	(4,690)	(249,508)
Commercial Services & Supplies (0.4)%
Cintas Corp.	(4,307)	(239,039)
Iron Mountain, Inc.	(7,605)	(213,853)
Republic Services, Inc.	(5,085)	(177,517)
Waste Management, Inc.	(4,280)	(195,510)
Total		(825,919)
Construction & Engineering (0.1)%
Jacobs Engineering Group, Inc.(a)	(4,022)	(240,395)
Machinery (0.2)%
Deere & Co.	(1,010)	(85,082)
PACCAR, Inc.	(4,818)	(276,120)
Total		(361,202)
Trading Companies & Distributors (0.2)%
Fastenal Co.	(4,690)	(218,226)
MSC Industrial Direct Co., Inc., Class A	(2,355)	(180,982)
Total		(399,208)
Total Industrials		(2,776,866)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Absolute Return Multi-Strategy Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Investments Sold Short (continued)

Common Stocks (continued)

Issuer	Shares	Value ($)
Information Technology (1.7)%
Computers & Peripherals (0.3)%
Diebold, Inc.	(5,865)	(200,173)
Hewlett-Packard Co.	(7,064)	(193,200)
Lexmark International, Inc., Class A	(5,347)	(189,123)
Total		(582,496)
Electronic Equipment, Instruments & Components (0.3)%
Corning, Inc.	(13,205)	(225,541)
Dolby Laboratories, Inc., Class A	(2,735)	(98,269)
Vishay Intertechnology, Inc.(a)	(13,580)	(175,589)
Total		(499,399)
IT Services (0.3)%
Computer Sciences Corp.	(4,769)	(250,945)
Leidos Holdings, Inc.	(2,730)	(132,760)
Paychex, Inc.	(5,429)	(237,410)
Total		(621,115)
Semiconductors & Semiconductor Equipment (0.4)%
Amkor Technology, Inc.(a)	(42,535)	(255,210)
Atmel Corp.(a)	(28,570)	(218,561)
Triquint Semiconductor, Inc.(a)	(34,315)	(270,402)
Total		(744,173)

Investments Sold Short (continued)

Common Stocks (continued)

Issuer	Shares	Value ($)
Software (0.4)%
Adobe Systems, Inc.(a)	(4,771)	(270,897)
ANSYS, Inc.(a)	(1,049)	(89,868)
Concur Technologies, Inc.(a)	(1,710)	(166,024)
SAP AG, ADR	(2,818)	(233,105)
Total		(759,894)
Total Information Technology		(3,207,077)
Materials (0.3)%
Construction Materials (0.1)%
Martin Marietta Materials, Inc.	(1,714)	(165,504)
Containers & Packaging (0.1)%
MeadWestvaco Corp.	(6,611)	(232,112)
Metals & Mining (0.1)%
Alcoa, Inc.	(14,236)	(136,808)
Total Materials		(534,424)
Total Common Stocks (Proceeds: $14,727,757)		(17,659,542)
Total Investments Sold Short (Proceeds: $14,727,757)		(17,659,542)
Total Investments, Net of Investments Sold Short		174,680,784
Other Assets & Liabilities, Net		16,719,398
Net Assets		191,400,182

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at November 30, 2013

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Standard Chartered Bank	January 6, 2014	2,891,000 (CHF)	3,194,016 (USD)	3,382	—
Standard Chartered Bank	January 6, 2014	4,450,000 (CHF)	4,863,335 (USD)	—	(47,881)
Citigroup Global Markets, Inc.	January 6, 2014	2,385,000 (EUR)	3,207,920 (USD)	—	(32,797)
Standard Chartered Bank	January 6, 2014	2,982,000 (GBP)	4,829,948 (USD)	—	(48,298)
Barclays Bank PLC	January 6, 2014	3,290,504 (USD)	3,567,000 (AUD)	—	(50,968)
HSBC Securities (USA), Inc.	January 6, 2014	4,858,430 (USD)	5,146,000 (CAD)	—	(19,601)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Absolute Return Multi-Strategy Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at November 30, 2013 (continued)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Standard Chartered Bank	January 6, 2014	8,173,616 (USD)	825,697,000 (JPY)	—	(111,140)
Barclays Bank PLC	January 10, 2014	2,824,607 (AUD)	2,610,088 (USD)	45,480	—
Citigroup Global Markets, Inc.	January 10, 2014	18,982,791 (AUD)	17,688,562 (USD)	453,097	—
Credit Suisse Securities (USA) L.L.C.	January 10, 2014	2,576,409 (AUD)	2,401,116 (USD)	61,860	—
HSBC Securities (USA), Inc.	January 10, 2014	1,371,717 (AUD)	1,278,724 (USD)	33,270	—
UBS Securities	January 10, 2014	2,610,286 (AUD)	2,431,484 (USD)	61,468	—
Wells Fargo Bank	January 10, 2014	1,800,000 (AUD)	1,679,400 (USD)	45,086	—
Barclays Bank PLC	January 10, 2014	5,069,743 (CAD)	4,827,241 (USD)	60,614	—
Citigroup Global Markets, Inc.	January 10, 2014	15,717,612 (CAD)	14,960,321 (USD)	182,451	—
Credit Suisse Securities (USA) L.L.C.	January 10, 2014	4,988,983 (CAD)	4,753,676 (USD)	62,980	—
HSBC Securities (USA), Inc.	January 10, 2014	1,811,776 (CAD)	1,726,022 (USD)	22,572	—
UBS Securities	January 10, 2014	6,592,056 (CAD)	6,255,228 (USD)	57,305	—
Wells Fargo Bank	January 10, 2014	2,600,000 (CAD)	2,476,662 (USD)	32,114	—
Barclays Bank PLC	January 10, 2014	1,240,560 (CHF)	1,352,652 (USD)	—	(16,531)
Citigroup Global Markets, Inc.	January 10, 2014	10,283,940 (CHF)	11,195,052 (USD)	—	(155,140)
Credit Suisse Securities (USA) L.L.C.	January 10, 2014	2,576,524 (CHF)	2,804,105 (USD)	—	(39,556)
HSBC Securities (USA), Inc.	January 10, 2014	19,288,105 (CHF)	20,992,870 (USD)	—	(295,051)
Standard Chartered Bank	January 10, 2014	211,733 (CHF)	230,390 (USD)	—	(3,296)
UBS Securities	January 10, 2014	7,138,633 (CHF)	7,834,633 (USD)	—	(44,142)
Barclays Bank PLC	January 10, 2014	194,120 (EUR)	264,072 (USD)	301	—
Barclays Bank PLC	January 10, 2014	11,185,591 (EUR)	15,009,881 (USD)	—	(189,119)
Citigroup Global Markets, Inc.	January 10, 2014	194,120 (EUR)	264,158 (USD)	388	—
Citigroup Global Markets, Inc.	January 10, 2014	22,901,186 (EUR)	30,734,751 (USD)	—	(383,421)
Credit Suisse Securities (USA) L.L.C.	January 10, 2014	4,608,499 (EUR)	6,179,997 (USD)	—	(82,039)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Absolute Return Multi-Strategy Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at November 30, 2013 (continued)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
HSBC Securities (USA), Inc.	January 10, 2014	17,610,810 (EUR)	23,609,409 (USD)	—	(320,191)
UBS Securities	January 10, 2014	970,598 (EUR)	1,320,664 (USD)	1,815	—
UBS Securities	January 10, 2014	9,100,292 (EUR)	12,220,734 (USD)	—	(144,758)
Barclays Bank PLC	January 10, 2014	6,790,086 (GBP)	10,871,118 (USD)	—	(236,415)
Citigroup Global Markets, Inc.	January 10, 2014	8,971,957 (GBP)	14,357,625 (USD)	—	(319,112)
Credit Suisse Securities (USA) L.L.C.	January 10, 2014	848,135 (GBP)	1,350,311 (USD)	—	(37,106)
HSBC Securities (USA), Inc.	January 10, 2014	7,259,921 (GBP)	11,609,464 (USD)	—	(266,645)
Standard Chartered Bank	January 10, 2014	41,298 (GBP)	65,989 (USD)	—	(1,568)
UBS Securities	January 10, 2014	2,459,538 (GBP)	3,973,546 (USD)	—	(49,878)
Wells Fargo Bank	January 10, 2014	940,367 (GBP)	1,503,177 (USD)	—	(35,122)
Barclays Bank PLC	January 10, 2014	2,493,340,532 (JPY)	25,105,007 (USD)	758,469	—
Citigroup Global Markets, Inc.	January 10, 2014	3,903,584,347 (JPY)	39,349,890 (USD)	1,232,861	—
HSBC Securities (USA), Inc.	January 10, 2014	750,949,605 (JPY)	7,573,950 (USD)	241,208	—
UBS Securities	January 10, 2014	1,384,747,312 (JPY)	13,873,594 (USD)	352,054	—
Wells Fargo Bank	January 10, 2014	42,322,383 (JPY)	427,223 (USD)	13,960	—
Barclays Bank PLC	January 10, 2014	10,759,282 (NOK)	1,760,690 (USD)	7,186	—
Barclays Bank PLC	January 10, 2014	665,711 (NOK)	106,989 (USD)	—	(1,506)
Citigroup Global Markets, Inc.	January 10, 2014	3,906,595 (NOK)	640,201 (USD)	3,520	—
Citigroup Global Markets, Inc.	January 10, 2014	83,512,268 (NOK)	13,579,451 (USD)	—	(31,035)
Credit Suisse Securities (USA) L.L.C.	January 10, 2014	39,500,000 (NOK)	6,418,840 (USD)	—	(18,708)
HSBC Securities (USA), Inc.	January 10, 2014	2,873,014 (NOK)	467,470 (USD)	—	(763)
UBS Securities	January 10, 2014	76,569,048 (NOK)	12,532,078 (USD)	53,169	—
UBS Securities	January 10, 2014	11,570,541 (NOK)	1,880,134 (USD)	—	(5,585)
Wells Fargo Bank	January 10, 2014	20,416,913 (NOK)	3,316,942 (USD)	—	(10,522)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Absolute Return Multi-Strategy Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at November 30, 2013 (continued)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays Bank PLC	January 10, 2014	6,243,386 (NZD)	5,112,167 (USD)	46,685	—
Citigroup Global Markets, Inc.	January 10, 2014	24,993,331 (NZD)	20,560,491 (USD)	282,505	—
HSBC Securities (USA), Inc.	January 10, 2014	378,407 (NZD)	310,704 (USD)	3,689	—
UBS Securities	January 10, 2014	3,622,165 (NZD)	2,961,301 (USD)	22,508	—
Barclays Bank PLC	January 10, 2014	118,847,485 (SEK)	18,028,023 (USD)	—	(75,727)
Citigroup Global Markets, Inc.	January 10, 2014	82,757,804 (SEK)	12,568,095 (USD)	—	(38,203)
HSBC Securities (USA), Inc.	January 10, 2014	4,756,889 (SEK)	719,983 (USD)	—	(4,622)
Redburn Partners (USA) LP	January 10, 2014	47,400,000 (SEK)	7,195,443 (USD)	—	(24,885)
UBS Securities	January 10, 2014	75,749,122 (SEK)	11,413,976 (USD)	—	(124,706)
Wells Fargo Bank	January 10, 2014	8,966,274 (SEK)	1,362,440 (USD)	—	(3,371)
Barclays Bank PLC	January 10, 2014	25,448,364 (SGD)	20,377,795 (USD)	97,293	—
Citigroup Global Markets, Inc.	January 10, 2014	13,415,891 (SGD)	10,749,385 (USD)	57,893	—
Credit Suisse Securities (USA) L.L.C.	January 10, 2014	5,144,819 (SGD)	4,120,652 (USD)	20,604	—
HSBC Securities (USA), Inc.	January 10, 2014	10,967,291 (SGD)	8,785,330 (USD)	45,195	—
Redburn Partners (USA) LP	January 10, 2014	7,500,000 (SGD)	6,006,247 (USD)	29,290	—
UBS Securities	January 10, 2014	18,462,651 (SGD)	14,795,954 (USD)	82,558	—
Barclays Bank PLC	January 10, 2014	312,227 (USD)	344,592 (AUD)	646	—
Barclays Bank PLC	January 10, 2014	5,825,176 (USD)	6,261,031 (AUD)	—	(140,459)
Citigroup Global Markets, Inc.	January 10, 2014	191,376 (USD)	211,167 (AUD)	353	—
Citigroup Global Markets, Inc.	January 10, 2014	504,714 (USD)	553,385 (AUD)	—	(2,267)
HSBC Securities (USA), Inc.	January 10, 2014	29,309,057 (USD)	31,420,281 (AUD)	—	(780,946)
UBS Securities	January 10, 2014	154,554 (USD)	170,764 (AUD)	491	—
UBS Securities	January 10, 2014	421,650 (USD)	456,634 (AUD)	—	(7,049)
Wells Fargo Bank	January 10, 2014	789,287 (USD)	845,967 (AUD)	—	(21,190)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Absolute Return Multi-Strategy Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at November 30, 2013 (continued)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays Bank PLC	January 10, 2014	8,020,203 (USD)	8,420,864 (CAD)	—	(102,814)
Citigroup Global Markets, Inc.	January 10, 2014	2,149,118 (USD)	2,261,643 (CAD)	—	(22,696)
HSBC Securities (USA), Inc.	January 10, 2014	20,330,727 (USD)	21,334,782 (CAD)	—	(271,533)
UBS Securities	January 10, 2014	3,522,797 (USD)	3,693,783 (CAD)	—	(49,863)
Wells Fargo Bank	January 10, 2014	1,810,096 (USD)	1,900,239 (CAD)	—	(23,471)
Barclays Bank PLC	January 10, 2014	8,898,076 (USD)	8,174,524 (CHF)	123,994	—
Citigroup Global Markets, Inc.	January 10, 2014	14,796,762 (USD)	13,600,000 (CHF)	213,304	—
Citigroup Global Markets, Inc.	January 10, 2014	171,355 (USD)	154,838 (CHF)	—	(463)
HSBC Securities (USA), Inc.	January 10, 2014	3,443,045 (USD)	3,164,244 (CHF)	49,272	—
UBS Securities	January 10, 2014	2,283,052 (USD)	2,093,697 (CHF)	27,723	—
UBS Securities	January 10, 2014	1,028,075 (USD)	929,029 (CHF)	—	(2,723)
Wells Fargo Bank	January 10, 2014	181,243 (USD)	166,490 (CHF)	2,509	—
Barclays Bank PLC	January 10, 2014	22,136,419 (USD)	16,450,889 (EUR)	217,078	—
Citigroup Global Markets, Inc.	January 10, 2014	27,953,026 (USD)	20,778,064 (EUR)	280,243	—
Credit Suisse Securities (USA) L.L.C.	January 10, 2014	2,145,600 (USD)	1,600,000 (EUR)	28,483	—
HSBC Securities (USA), Inc.	January 10, 2014	34,970,972 (USD)	26,081,459 (EUR)	468,560	—
UBS Securities	January 10, 2014	5,816,470 (USD)	4,310,331 (EUR)	40,415	—
Wells Fargo Bank	January 10, 2014	6,108,899 (USD)	4,553,572 (EUR)	78,502	—
Barclays Bank PLC	January 10, 2014	5,384,089 (USD)	3,331,820 (GBP)	66,252	—
Citigroup Global Markets, Inc.	January 10, 2014	7,145,999 (USD)	4,453,209 (GBP)	138,761	—
Credit Suisse Securities (USA) L.L.C.	January 10, 2014	10,678,742 (USD)	6,682,860 (GBP)	253,384	—
HSBC Securities (USA), Inc.	January 10, 2014	17,918,256 (USD)	11,215,312 (GBP)	428,263	—
UBS Securities	January 10, 2014	9,238,786 (USD)	5,729,665 (GBP)	134,063	—
Wells Fargo Bank	January 10, 2014	2,877,300 (USD)	1,800,000 (GBP)	67,222	—

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Absolute Return Multi-Strategy Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at November 30, 2013 (continued)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays Bank PLC	January 10, 2014	11,696,900 (USD)	1,164,577,871 (JPY)	—	(325,234)
Citigroup Global Markets, Inc.	January 10, 2014	1,863,443 (USD)	185,322,842 (JPY)	—	(53,834)
Credit Suisse Securities (USA) L.L.C.	January 10, 2014	9,369,868 (USD)	929,303,484 (JPY)	—	(295,567)
HSBC Securities (USA), Inc.	January 10, 2014	30,289,766 (USD)	3,003,200,000 (JPY)	—	(964,641)
UBS Securities	January 10, 2014	8,972,348 (USD)	897,691,928 (JPY)	—	(206,721)
Wells Fargo Bank	January 10, 2014	7,931,236 (USD)	785,700,000 (JPY)	—	(259,170)
Barclays Bank PLC	January 10, 2014	15,825,016 (USD)	97,505,436 (NOK)	66,019	—
Barclays Bank PLC	January 10, 2014	2,437,878 (USD)	14,925,697 (NOK)	—	(5,349)
Citigroup Global Markets, Inc.	January 10, 2014	112,592 (USD)	698,922 (NOK)	1,316	—
Citigroup Global Markets, Inc.	January 10, 2014	1,393,325 (USD)	8,540,680 (NOK)	—	(1,400)
Credit Suisse Securities (USA) L.L.C.	January 10, 2014	407,928 (USD)	2,510,288 (NOK)	1,189	—
HSBC Securities (USA), Inc.	January 10, 2014	8,276,074 (USD)	50,923,924 (NOK)	23,298	—
UBS Securities	January 10, 2014	130,101 (USD)	807,018 (NOK)	1,423	—
UBS Securities	January 10, 2014	1,005,805 (USD)	6,150,811 (NOK)	—	(3,370)
Barclays Bank PLC	January 10, 2014	87,942 (USD)	108,530 (NZD)	113	—
Barclays Bank PLC	January 10, 2014	2,712,447 (USD)	3,290,649 (NZD)	—	(42,626)
Credit Suisse Securities (USA) L.L.C.	January 10, 2014	2,423,454 (USD)	2,949,605 (NZD)	—	(30,334)
HSBC Securities (USA), Inc.	January 10, 2014	21,306,444 (USD)	25,939,250 (NZD)	—	(261,001)
UBS Securities	January 10, 2014	27,282 (USD)	33,640 (NZD)	11	—
UBS Securities	January 10, 2014	5,841,324 (USD)	7,074,699 (NZD)	—	(101,367)
Wells Fargo Bank	January 10, 2014	1,923,604 (USD)	2,325,159 (NZD)	—	(37,119)
Barclays Bank PLC	January 10, 2014	2,948,689 (USD)	19,482,938 (SEK)	19,099	—
Barclays Bank PLC	January 10, 2014	459,550 (USD)	3,007,014 (SEK)	—	(1,498)
Citigroup Global Markets, Inc.	January 10, 2014	1,408,197 (USD)	9,278,505 (SEK)	5,175	—

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Absolute Return Multi-Strategy Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at November 30, 2013 (continued)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Credit Suisse Securities (USA) L.L.C.	January 10, 2014	2,875,078 (USD)	18,933,133 (SEK)	8,962	—
HSBC Securities (USA), Inc.	January 10, 2014	25,813,631 (USD)	170,004,704 (SEK)	82,775	—
UBS Securities	January 10, 2014	6,085,465 (USD)	40,280,254 (SEK)	50,328	—
UBS Securities	January 10, 2014	344,528 (USD)	2,255,262 (SEK)	—	(990)
Barclays Bank PLC	January 10, 2014	679,865 (USD)	853,702 (SGD)	473	—
Barclays Bank PLC	January 10, 2014	4,993,679 (USD)	6,251,206 (SGD)	—	(11,921)
Citigroup Global Markets, Inc.	January 10, 2014	777,720 (USD)	975,907 (SGD)	7	—
Citigroup Global Markets, Inc.	January 10, 2014	2,955,179 (USD)	3,699,850 (SGD)	—	(6,665)
HSBC Securities (USA), Inc.	January 10, 2014	12,656,301 (USD)	15,800,000 (SGD)	—	(64,847)
UBS Securities	January 10, 2014	3,357,440 (USD)	4,213,804 (SGD)	656	—
UBS Securities	January 10, 2014	12,397,393 (USD)	15,484,161 (SGD)	—	(57,640)
Wells Fargo Bank	January 10, 2014	631,987 (USD)	789,162 (SGD)	—	(3,082)
Barclays Bank PLC	January 14, 2014	6,500,000 (AUD)	6,063,265 (USD)	161,576	—
Total				7,516,768	(7,429,258)

Futures Contracts Outstanding at November 30, 2013

At November 30, 2013, cash totaling $7,596,096 was pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
3-Month Euro Euribor	560	EUR	189,747,032	June 2014	67,612	—
3-Month Euro Swiss Franc	525	CHF	144,876,020	June 2014	40,459	—
3-Month Euroyen	(1,014)	JPY	(246,967,324)	June 2014	—	(51,098)
90-Day Eurodollar	(896)	USD	(223,372,800)	June 2014	—	(51,436)
90-Day Sterling	(869)	GBP	(176,685,481)	June 2014	—	(38,440)
Australia Treasury Bond, 10-year	215	AUD	22,483,173	December 2013	—	(15,719)
Canadian Bank Acceptance	(508)	CAD	(118,005,835)	June 2014	—	(39,544)
Canadian Treasury Bond, 10-year	(181)	CAD	(21,923,392)	March 2014	—	(18,150)
CAC40-10 Euro	41	EUR	2,387,766	December 2013	26,784	—
CBOE VIX Index	75	USD	1,327,500	April 2014	—	(36,995)
CBOE VIX Index	(37)	USD	(516,150)	December 2013	—	(8,746)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Absolute Return Multi-Strategy Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Futures Contracts Outstanding at November 30, 2013 (continued)

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
CBOE VIX Index	(187)	USD	(3,057,450)	February 2014	109,964	—
CBOE VIX Index	162	USD	2,454,300	January 2014	—	(20,255)
CBOE VIX Index	(120)	USD	(2,058,000)	March 2014	27,588	—
DAX Index	1	EUR	319,692	December 2013	3,749	—
Euro-Bond, 10-year	88	EUR	16,944,899	December 2013	52,215	—
Euro STOXX 50	41	EUR	1,718,679	December 2013	24,781	—
FTSE 100 Index	(5)	GBP	(544,151)	December 2013	2,750	—
FTSE MIB Index	29	EUR	3,750,786	December 2013	42,382	—
Hang Seng Index	16	HKD	2,468,452	December 2013	19,192	—
IBEX-35 Index	40	EUR	5,339,979	December 2013	118,245	—
Japanese Government Bond, 10-year	(22)	JPY	(31,160,135)	December 2013	—	(49,510)
MSCI Singapore Index	(82)	SGD	(4,812,113)	December 2013	—	(13,265)
OMXS 30 Index	41	SEK	819,300	December 2013	20,651	—
SPI 200 Index	56	AUD	6,791,013	December 2013	—	(26,390)
S&P 500 Emini Index	(480)	USD	(43,298,400)	December 2013	—	(2,504,713)
S&P 500 Index	23	USD	10,373,575	December 2013	158,364	—
S&P/TSX 60 Index	(11)	CAD	(1,596,763)	December 2013	—	(1,390)
TOPIX Index	(44)	JPY	(5,422,422)	December 2013	—	(177,918)
United Kingdom Long GILT, 10-year	(15)	GBP	(2,674,368)	March 2014	5,352	—
U.S. Treasury Note, 2-year	136	USD	29,960,376	April 2014	10,422	—
Total					730,510	(3,053,569)

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  This security, or a portion of this security, was pledged as collateral for securities sold short. At November 30, 2013 total securities pledged was $22,205,605.

(c)  Variable rate security.

(d)  Principal amounts are denominated in United States Dollars unless otherwise noted.

(e)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2013, the value of these securities amounted to $1,673,141 or 0.87% of net assets.

(f)  Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At November 30, 2013, the value of these securities amounted to $775, which represents less than 0.01% of net assets.

(g)  The rate shown is the seven-day current annualized yield at November 30, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Absolute Return Multi-Strategy Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Notes to Portfolio of Investments (continued)

(h)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	104,637,618	150,931,381	(142,888,254)	112,680,745	55,513	112,680,745

Abbreviation Legend

ADR  American Depositary Receipt

Currency Legend

AUD  Australian Dollar

CAD  Canadian Dollar

CHF  Swiss Franc

EUR  Euro

GBP  British Pound

HKD  Hong Kong Dollar

JPY  Japanese Yen

NOK  Norwegian Krone

NZD  New Zealand Dollar

SEK  Swedish Krona

SGD  Singapore Dollar

USD  US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Absolute Return Multi-Strategy Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Fair Value Measurements (continued)

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at November 30, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	9,968,447	—	—	9,968,447
Consumer Staples	5,051,103	—	—	5,051,103
Energy	4,613,986	—	—	4,613,986
Financials	11,036,450	—	—	11,036,450
Health Care	10,493,104	—	—	10,493,104
Industrials	8,047,844	—	—	8,047,844
Information Technology	13,011,306	—	—	13,011,306
Materials	2,087,335	—	—	2,087,335
Telecommunication Services	1,469,039	—	—	1,469,039
Utilities	854,119	—	—	854,119

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Absolute Return Multi-Strategy Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Fair Value Measurements (continued)

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Common Stocks — Investments Sold Short
Consumer Discretionary	(3,327,035)	—	—	(3,327,035)
Consumer Staples	(1,175,928)	—	—	(1,175,928)
Financials	(3,584,341)	—	—	(3,584,341)
Health Care	(3,053,871)	—	—	(3,053,871)
Industrials	(2,776,866)	—	—	(2,776,866)
Information Technology	(3,207,077)	—	—	(3,207,077)
Materials	(534,424)	—	—	(534,424)
Convertible Preferred Stocks
Consumer Staples	—	169,840	—	169,840
Financials	811,950	580,308	—	1,392,258
Health Care	136,323	—	—	136,323
Industrials	156,864	334,457	—	491,321
Telecommunication Services	98,447	106,576	—	205,023
Utilities	428,290	391,148	—	819,438
Total Equity Securities	50,605,065	1,582,329	—	52,187,394
Bonds
Convertible Bonds	—	5,313,697	—	5,313,697
Total Bonds	—	5,313,697	—	5,313,697
Short-Term Securities
Treasury Bills	4,498,948	—	—	4,498,948
Total Short-Term Securities	4,498,948	—	—	4,498,948
Mutual Funds
Money Market Funds	112,680,745	—	—	112,680,745
Total Mutual Funds	112,680,745	—	—	112,680,745
Investments in Securities	167,784,758	6,896,026	—	174,680,784
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	7,516,768	—	7,516,768
Futures Contracts	730,510	—	—	730,510
Liabilities
Forward Foreign Currency Exchange Contracts	—	(7,429,258)	—	(7,429,258)
Futures Contracts	(3,053,569)	—	—	(3,053,569)
Total	165,461,699	6,983,536	—	172,445,235
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Absolute Return Multi-Strategy Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Fair Value Measurements (continued)

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Absolute Return Multi-Strategy Fund

Statement of Assets and Liabilities

November 30, 2013 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $61,060,475)	$79,659,581
Affiliated issuers (identified cost $112,680,745)	112,680,745
Total investments (identified cost $173,741,220)	192,340,326
Cash	9,147,726
Margin deposits	7,596,096
Unrealized appreciation on forward foreign currency exchange contracts	7,516,768
Receivable for:
Investments sold	46,248
Capital shares sold	149,974
Dividends	127,867
Interest	61,599
Reclaims	358
Variation margin	76,819
Expense reimbursement due from Investment Manager	660
Total assets	217,064,441
Liabilities
Securities sold short, at value (proceeds $14,727,757)	17,659,542
Unrealized depreciation on forward foreign currency exchange contracts	7,429,258
Payable for:
Investments purchased	317,537
Capital shares purchased	35,145
Dividends and interest on securities sold short	33,732
Variation margin	74,581
Investment management fees	8,601
Distribution and/or service fees	665
Transfer agent fees	16,350
Administration fees	839
Compensation of board members	10,413
Other expenses	77,596
Total liabilities	25,664,259
Net assets applicable to outstanding capital stock	$191,400,182
Represented by
Paid-in capital	$188,540,412
Excess of distributions over net investment income	(585,724)
Accumulated net realized loss	(9,954,805)
Unrealized appreciation (depreciation) on:
Investments	18,599,106
Foreign currency translations	(31,473)
Forward foreign currency exchange contracts	87,510
Futures contracts	(2,323,059)
Securities sold short	(2,931,785)
Total — representing net assets applicable to outstanding capital stock	$191,400,182

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Absolute Return Multi-Strategy Fund

Statement of Assets and Liabilities (continued)

November 30, 2013 (Unaudited)

Class A
Net assets	$34,254,503
Shares outstanding	3,398,754
Net asset value per share	$10.08
Maximum offering price per share(a)	$10.39
Class B
Net assets	$90,317
Shares outstanding	9,069
Net asset value per share	$9.96
Class C
Net assets	$3,417,067
Shares outstanding	342,900
Net asset value per share	$9.97
Class I
Net assets	$152,355,801
Shares outstanding	15,030,370
Net asset value per share	$10.14
Class R
Net assets	$2,509
Shares outstanding	250
Net asset value per share	$10.04
Class R5
Net assets	$2,550
Shares outstanding	251
Net asset value per share	$10.16
Class W
Net assets	$190,337
Shares outstanding	18,939
Net asset value per share	$10.05
Class Z
Net assets	$1,087,098
Shares outstanding	107,465
Net asset value per share	$10.12

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 3.00%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Absolute Return Multi-Strategy Fund

Statement of Operations

Six Months Ended November 30, 2013 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$686,850
Dividends — affiliated issuers	55,513
Interest	186,273
Foreign taxes withheld	(1,521)
Total income	927,115
Expenses:
Investment management fees	765,292
Distribution and/or service fees
Class A	40,895
Class B	544
Class C	17,707
Class R	6
Class W	27,898
Transfer agent fees
Class A	58,815
Class B	197
Class C	6,377
Class R	5
Class R5	1
Class W	50,857
Class Z	3,473
Administration fees	74,663
Compensation of board members	7,327
Custodian fees	34,853
Printing and postage fees	27,756
Registration fees	46,208
Professional fees	20,245
Dividends and interest on securities sold short	207,334
Other	4,373
Total expenses	1,394,826
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(160,334)
Total net expenses	1,234,492
Net investment loss	(307,377)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	5,131,075
Foreign currency translations	188,956
Forward foreign currency exchange contracts	1,134,618
Futures contracts	(6,530,512)
Securities sold short	(2,109,466)
Swap contracts	612,727
Increase from payment by affiliate (see Note 6)	82,914
Net realized loss	(1,489,688)
Net change in unrealized appreciation (depreciation) on:
Investments	2,786,736
Foreign currency translations	(9,002)
Forward foreign currency exchange contracts	(2,476,537)
Futures contracts	(94,983)
Securities sold short	(8,210)
Swap contracts	(311,935)
Net change in unrealized appreciation (depreciation)	(113,931)
Net realized and unrealized loss	(1,603,619)
Net decrease in net assets from operations	$(1,910,996)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Absolute Return Multi-Strategy Fund

Statement of Changes in Net Assets

	Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013(a)
Operations
Net investment loss	$(307,377)	$(357,722)
Net realized gain (loss)	(1,489,688)	2,105,813
Net change in unrealized appreciation (depreciation)	(113,931)	4,340,421
Net increase (decrease) in net assets resulting from operations	(1,910,996)	6,088,512
Distributions to shareholders
Net investment income
Class A	—	(263,068)
Class I	—	(1,416,491)
Class R	—	(15)
Class R5	—	(30)
Class W	—	(198,082)
Class Z	—	(5,278)
Total distributions to shareholders	—	(1,882,964)
Increase (decrease) in net assets from capital stock activity	14,235,198	(4,525,241)
Total increase (decrease) in net assets	12,324,202	(319,693)
Net assets at beginning of period	179,075,980	179,395,673
Net assets at end of period	$191,400,182	$179,075,980
Excess of distributions over net investment income	$(585,724)	$(278,347)

(a) Class R5 shares are for the period from November 8, 2012 (commencement of operations) to May 31, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Absolute Return Multi-Strategy Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31, 2013(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(b)	1,025,354	10,362,277	648,674	6,503,934
Distributions reinvested	—	—	26,338	262,594
Redemptions	(653,411)	(6,597,793)	(2,233,662)	(22,299,176)
Net increase (decrease)	371,943	3,764,484	(1,558,650)	(15,532,648)
Class B shares
Subscriptions	—	—	2,337	23,247
Redemptions(b)	(4,741)	(47,391)	(5,850)	(57,724)
Net decrease	(4,741)	(47,391)	(3,513)	(34,477)
Class C shares
Subscriptions	77,808	779,733	36,605	364,071
Redemptions	(74,174)	(742,700)	(223,038)	(2,213,623)
Net increase (decrease)	3,634	37,033	(186,433)	(1,849,552)
Class I shares
Subscriptions	4,456,216	45,173,630	2,309,702	23,166,610
Distributions reinvested	—	—	141,930	1,416,460
Redemptions	(1,155,442)	(11,733,351)	(1,593,728)	(16,108,323)
Net increase	3,300,774	33,440,279	857,904	8,474,747
Class R5 shares
Subscriptions	—	—	251	2,500
Net increase	—	—	251	2,500
Class W shares
Subscriptions	538,264	5,439,905	937,358	9,368,020
Distributions reinvested	—	—	19,906	198,060
Redemptions	(2,914,665)	(29,279,299)	(431,153)	(4,312,339)
Net increase (decrease)	(2,376,401)	(23,839,394)	526,111	5,253,741
Class Z shares
Subscriptions	356,588	3,611,473	15,545	154,942
Distributions reinvested	—	—	526	5,253
Redemptions	(270,394)	(2,731,286)	(99,856)	(999,747)
Net increase (decrease)	86,194	880,187	(83,785)	(839,552)
Total net increase (decrease)	1,381,403	14,235,198	(448,115)	(4,525,241)

(a) Class R5 shares are for the period from November 8, 2012 (commencement of operations) to May 31, 2013.

(b) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Absolute Return Multi-Strategy Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended November 30, 2013		Year Ended May 31,
Class A	(Unaudited)		2013		2012		2011(a)
Per share data
Net asset value, beginning of period	$10.20		$9.96		$9.98		$10.00
Income from investment operations:
Net investment loss	(0.03)		(0.04)		(0.03)		(0.01)
Net realized and unrealized gain (loss)	(0.09)		0.36		0.00	(b)	(0.01	)(c)
Increase from payments by affiliate	0.00	(b)	—		0.01		—
Total from investment operations	(0.12)		0.32		(0.02)		(0.02)
Less distributions to shareholders:
Net investment income	—		(0.08)		—		—
Net realized gains	—		—		(0.00	)(b)	—
Total distributions to shareholders	—		(0.08)		(0.00	)(b)	—
Net asset value, end of period	$10.08		$10.20		$9.96		$9.98
Total return	(1.18	%)(d)	3.19%		(0.17	%)(e)	(0.20%)
Ratios to average net assets(f)
Total gross expenses	1.88	%(g)(h)	2.07	%(g)	1.99	%(g)	3.83	%(g)(h)
Total net expenses(i)	1.60	%(g)(h)	1.68	%(g)	1.65	%(g)	1.57	%(g)(h)
Net investment loss	(0.61	%)(h)	(0.45%)		(0.26%)		(0.67	%)(h)
Supplemental data
Net assets, end of period (in thousands)	$34,255		$30,863		$45,673		$11,301
Portfolio turnover	37%		61%		132%		16%

Notes to Financial Highlights

(a)  For the period from March 31, 2011 (commencement of operations) to May 31, 2011.

(b)  Rounds to zero.

(c)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(d)  The Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.04%.

(e)  The Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.13%.

(f)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(g)  Ratios include dividends and interest on securities sold short. If dividends and interest on securities sold short had been excluded, expenses would have been lower by 0.22% for the six months ended November 30, 2013 and 0.30%, 0.27% and 0.20% for the years ended May 31, 2013, 2012 and 2011, respectively.

(h)  Annualized.

(i)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Absolute Return Multi-Strategy Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2013		Year Ended May 31,
Class B	(Unaudited)		2013		2012		2011(a)
Per share data
Net asset value, beginning of period	$10.11		$9.88		$9.97		$10.00
Income from investment operations:
Net investment loss	(0.07)		(0.12)		(0.10)		(0.02)
Net realized and unrealized gain (loss)	(0.08)		0.35		0.00	(b)	(0.01	)(c)
Increase from payments by affiliate	0.00	(b)	—		0.01		—
Total from investment operations	(0.15)		0.23		(0.09)		(0.03)
Less distributions to shareholders:
Net realized gains	—		—		(0.00	)(b)	—
Total distributions to shareholders	—		—		(0.00	)(b)	—
Net asset value, end of period	$9.96		$10.11		$9.88		$9.97
Total return	(1.48	%)(d)	2.33%		(0.88	%)(e)	(0.30%)
Ratios to average net assets(f)
Total gross expenses	2.64	%(g)(h)	2.82	%(g)	2.75	%(g)	4.21	%(g)(h)
Total net expenses(i)	2.33	%(g)(h)	2.43	%(g)	2.40	%(g)	2.32	%(g)(h)
Net investment loss	(1.34	%)(h)	(1.20%)		(1.03%)		(1.41	%)(h)
Supplemental data
Net assets, end of period (in thousands)	$90		$140		$171		$62
Portfolio turnover	37%		61%		132%		16%

Notes to Financial Highlights

(a)  For the period from March 31, 2011 (commencement of operations) to May 31, 2011.

(b)  Rounds to zero.

(c)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(d)  The Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.04%.

(e)  The Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.13%.

(f)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(g)  Ratios include dividends and interest on securities sold short. If dividends and interest on securities sold short had been excluded, expenses would have been lower by 0.22% for the six months ended November 30, 2013 and 0.30%, 0.27% and 0.19% for the years ended May 31, 2013, 2012 and 2011, respectively.

(h)  Annualized.

(i)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Absolute Return Multi-Strategy Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2013		Year Ended May 31,
Class C	(Unaudited)		2013		2012		2011(a)
Per share data
Net asset value, beginning of period	$10.12		$9.88		$9.98		$10.00
Income from investment operations:
Net investment loss	(0.07)		(0.12)		(0.10)		(0.02)
Net realized and unrealized gain (loss)	(0.08)		0.36		(0.01	)(b)	(0.00	)(b)(c)
Increase from payments by affiliate	0.00	(c)	—		0.01		—
Total from investment operations	(0.15)		0.24		(0.10)		(0.02)
Less distributions to shareholders:
Net realized gains	—		—		(0.00	)(c)	—
Total distributions to shareholders	—		—		(0.00	)(c)	—
Net asset value, end of period	$9.97		$10.12		$9.88		$9.98
Total return	(1.48	%)(d)	2.43%		(0.98	%)(e)	(0.20%)
Ratios to average net assets(f)
Total gross expenses	2.63	%(g)(h)	2.82	%(g)	2.74	%(g)	4.81	%(g)(h)
Total net expenses(i)	2.35	%(g)(h)	2.43	%(g)	2.40	%(g)	2.35	%(g)(h)
Net investment loss	(1.35	%)(h)	(1.20%)		(1.01%)		(1.41	%)(h)
Supplemental data
Net assets, end of period (in thousands)	$3,417		$3,433		$5,196		$1,350
Portfolio turnover	37%		61%		132%		16%

Notes to Financial Highlights

(a)  For the period from March 31, 2011 (commencement of operations) to May 31, 2011.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  Rounds to zero.

(d)  The Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.04%.

(e)  The Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.13%.

(f)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(g)  Ratios include dividends and interest on securities sold short. If dividends and interest on securities sold short had been excluded, expenses would have been lower by 0.22% for the six months ended November 30, 2013 and 0.30%, 0.27% and 0.23% for the years ended May 31, 2013, 2012 and 2011, respectively.

(h)  Annualized.

(i)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Absolute Return Multi-Strategy Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2013		Year Ended May 31,
Class I	(Unaudited)		2013		2012		2011(a)
Per share data
Net asset value, beginning of period	$10.23		$10.00		$9.99		$10.00
Income from investment operations:
Net investment income (loss)	(0.01)		(0.00	)(b)	0.00	(b)	(0.01)
Net realized and unrealized gain (loss)	(0.08)		0.35		0.00	(b)	(0.00	)(b)(c)
Increase from payments by affiliate	0.00	(b)	—		0.01		—
Total from investment operations	(0.09)		0.35		0.01		(0.01)
Less distributions to shareholders:
Net investment income	—		(0.12)		—		—
Net realized gains	—		—		(0.00	)(b)	—
Total distributions to shareholders	—		(0.12)		(0.00	)(b)	—
Net asset value, end of period	$10.14		$10.23		$10.00		$9.99
Total return	(0.88	%)(d)	3.54%		0.13	%(e)	(0.10%)
Ratios to average net assets(f)
Total gross expenses	1.28	%(g)(h)	1.40	%(g)	1.38	%(g)	2.92	%(g)(h)
Total net expenses(i)	1.17	%(g)(h)	1.26	%(g)	1.32	%(g)	1.22	%(g)(h)
Net investment income (loss)	(0.18	%)(h)	(0.03%)		0.01%		(0.37	%)(h)
Supplemental data
Net assets, end of period (in thousands)	$152,356		$120,036		$108,694		$59,115
Portfolio turnover	37%		61%		132%		16%

Notes to Financial Highlights

(a)  For the period from March 31, 2011 (commencement of operations) to May 31, 2011.

(b)  Rounds to zero.

(c)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(d)  The Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.04%.

(e)  The Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.13%.

(f)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(g)  Ratios include dividends and interest on securities sold short. If dividends and interest on securities sold short had been excluded, expenses would have been lower by 0.23% for the six months ended November 30, 2013 and 0.31%, 0.26% and 0.16% for the years ended May 31, 2013, 2012 and 2011, respectively.

(h)  Annualized.

(i)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Absolute Return Multi-Strategy Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2013		Year Ended May 31,
Class R	(Unaudited)		2013		2012		2011(a)
Per share data
Net asset value, beginning of period	$10.16		$9.93		$9.98		$10.00
Income from investment operations:
Net investment loss	(0.04)		(0.07)		(0.06)		(0.02)
Net realized and unrealized gain (loss)	(0.08)		0.36		0.00	(b)	(0.00	)(b)(c)
Increase from payments by affiliate	0.00	(b)	—		0.01		—
Total from investment operations	(0.12)		0.29		(0.05)		(0.02)
Less distributions to shareholders:
Net investment income	—		(0.06)		—		—
Net realized gains	—		—		(0.00	)(b)	—
Total distributions to shareholders	—		(0.06)		(0.00	)(b)	—
Net asset value, end of period	$10.04		$10.16		$9.93		$9.98
Total return	(1.18	%)(d)	2.93%		(0.47	%)(e)	(0.20%)
Ratios to average net assets(f)
Total gross expenses	2.14	%(g)(h)	2.31	%(g)	2.28	%(g)	3.32	%(g)(h)
Total net expenses(i)	1.83	%(g)(h)	1.91	%(g)	1.86	%(g)	1.75	%(g)(h)
Net investment loss	(0.81	%)(h)	(0.67%)		(0.59%)		(0.98	%)(h)
Supplemental data
Net assets, end of period (in thousands)	$3		$3		$2		$2
Portfolio turnover	37%		61%		132%		16%

Notes to Financial Highlights

(a)  For the period from March 31, 2011 (commencement of operations) to May 31, 2011.

(b)  Rounds to zero.

(c)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(d)  The Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.04%.

(e)  The Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.013%.

(f)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(g)  Ratios include dividends and interest on securities sold short. If dividends and interest on securities sold short had been excluded, expenses would have been lower by 0.20% for the six months ended November 30, 2013 and 0.28%, 0.23% and 0.13% for the years ended May 31, 2013, 2012 and 2011, respectively.

(h)  Annualized.

(i)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Absolute Return Multi-Strategy Fund

Financial Highlights (continued)

Class R5	Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31, 2013(a)
Per share data
Net asset value, beginning of period	$10.26		$9.96
Income from investment operations:
Net investment loss	(0.01)		(0.01)
Net realized and unrealized gain (loss)	(0.09)		0.43
Increase from payments by affiliate	0.00	(b)	—
Total from investment operations	(0.10)		0.42
Less distributions to shareholders:
Net investment income	—		(0.12)
Total distributions to shareholders	—		(0.12)
Net asset value, end of period	$10.16		$10.26
Total return	(0.97	%)(c)	4.25%
Ratios to average net assets(d)
Total gross expenses	1.33	%(e)(f)	1.42	%(e)(f)
Total net expenses(g)	1.20	%(e)(f)	1.27	%(e)(f)
Net investment loss	(0.23	%)(f)	(0.15	%)(f)
Supplemental data
Net assets, end of period (in thousands)	$3		$3
Portfolio turnover	37%		61%

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to May 31, 2013.

(b)  Rounds to zero.

(c)  The Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.04%.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Ratios include dividends and interest on securities sold short. If dividends and interest on securities sold short had been excluded, expenses would have been lower by 0.20% for the six months ended November 30, 2013 and 0.29% for the year ended May 31, 2013.

(f)  Annualized.

(g)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Absolute Return Multi-Strategy Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2013		Year Ended May 31,
Class W	(Unaudited)		2013		2012		2011(a)
Per share data
Net asset value, beginning of period	$10.18		$9.96		$9.98		$10.00
Income from investment operations:
Net investment loss	(0.03)		(0.05)		(0.03)		(0.01)
Net realized and unrealized gain (loss)	(0.10)		0.36		0.00	(b)	(0.01	)(c)
Increase from payments by affiliate	0.00	(b)	—		0.01		—
Total from investment operations	(0.13)		0.31		(0.02)		(0.02)
Less distributions to shareholders:
Net investment income	—		(0.09)		—		—
Net realized gains	—		—		(0.00	)(b)	—
Total distributions to shareholders	—		(0.09)		(0.00	)(b)	—
Net asset value, end of period	$10.05		$10.18		$9.96		$9.98
Total return	(1.28	%)(d)	3.13%		(0.17	%)(e)	(0.20%)
Ratios to average net assets(f)
Total gross expenses	1.94	%(g)(h)	2.08	%(g)	1.98	%(g)	3.05	%(g)(h)
Total net expenses(i)	1.59	%(g)(h)	1.69	%(g)	1.63	%(g)	1.50	%(g)(h)
Net investment loss	(0.62	%)(h)	(0.47%)		(0.28%)		(0.73	%)(h)
Supplemental data
Net assets, end of period (in thousands)	$190		$24,382		$18,610		$2
Portfolio turnover	37%		61%		132%		16%

Notes to Financial Highlights

(a)  For the period from March 31, 2011 (commencement of operations) to May 31, 2011.

(b)  Rounds to zero.

(c)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(d)  The Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.04%.

(e)  The Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.13%.

(f)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(g)  Ratios include dividends and interest on securities sold short. If dividends and interest on securities sold short had been excluded, expenses would have been lower by 0.20% for the six months ended November 30, 2013 and 0.31%, 0.25% and 0.13% for the years ended May 31, 2013, 2012 and 2011, respectively.

(h)  Annualized.

(i)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Absolute Return Multi-Strategy Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2013		Year Ended May 31,
Class Z	(Unaudited)		2013		2012		2011(a)
Per share data
Net asset value, beginning of period	$10.23		$9.99		$9.99		$10.00
Income from investment operations:
Net investment income (loss)	(0.02)		(0.02)		(0.00	)(b)	(0.01)
Net realized and unrealized gain (loss)	(0.09)		0.36		(0.01	)(c)	(0.00	)(b)(c)
Increase from payments by affiliate	0.00	(b)	—		0.01		—
Total from investment operations	(0.11)		0.34		0.00		(0.01)
Less distributions to shareholders:
Net investment income	—		(0.10)		—		—
Net realized gains	—		—		(0.00	)(b)	—
Total distributions to shareholders	—		(0.10)		(0.00	)(b)	—
Net asset value, end of period	$10.12		$10.23		$9.99		$9.99
Total return	(1.08	%)(d)	3.45%		0.03	%(e)	(0.10%)
Ratios to average net assets(f)
Total gross expenses	1.59	%(g)(h)	1.82	%(g)	1.71	%(g)	3.36	%(g)(h)
Total net expenses(i)	1.35	%(g)(h)	1.45	%(g)	1.40	%(g)	1.30	%(g)(h)
Net investment income (loss)	(0.39	%)(h)	(0.16%)		(0.00	%)(b)	(0.45	%)(h)
Supplemental data
Net assets, end of period (in thousands)	$1,087		$218		$1,049		$362
Portfolio turnover	37%		61%		132%		16%

Notes to Financial Highlights

(a)  For the period from March 31, 2011 (commencement of operations) to May 31, 2011.

(b)  Rounds to zero.

(c)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(d)  The Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.04%.

(e)  The Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.13%.

(f)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(g)  Ratios include dividends and interest on securities sold short. If dividends and interest on securities sold short had been excluded, expenses would have been lower by 0.20% for the six months ended November 30, 2013 and 0.32%, 0.27% and 0.17% for the years ended May 31, 2013, 2012 and 2011, respectively.

(h)  Annualized.

(i)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Absolute Return Multi-Strategy Fund

Notes to Financial Statements

November 30, 2013 (Unaudited)

Note 1. Organization

Columbia Absolute Return Multi-Strategy Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R, Class R5, Class W and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other eligible investors.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges and are available only to certain eligible investors, which are subject to different investment minimums.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are

Semiannual Report 2013

Columbia Absolute Return Multi-Strategy Fund

Notes to Financial Statements (continued)

November 30, 2013 (Unaudited)

generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. A Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any initial margin held by

Semiannual Report 2013

Columbia Absolute Return Multi-Strategy Fund

Notes to Financial Statements (continued)

November 30, 2013 (Unaudited)

the counterparty. With exchange traded or centrally cleared derivatives, there is minimal counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is limited to failure of the clearinghouse. However, credit risk still exists in exchange traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers, potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is an agreement between a Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold

(e.g. $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate derivative contracts prior to maturity in the event the Fund's net assets decline by a stated percentage over a specified time period or the Fund fails to meet the terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet the terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivative contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. These contracts are typically intended to be used to minimize the exposure to foreign exchange rate fluctuations during the period between the trade and settlement dates of the contract. The Fund utilized forward foreign currency exchange contracts for the purpose of gaining market exposure to various foreign currencies. These instruments may be used for other purposes in future periods.

The values of forward foreign currency exchange contracts fluctuate with changes in foreign currency exchange rates. The Fund will record a realized gain or loss when the forward foreign currency exchange contract expires or is closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Semiannual Report 2013

Columbia Absolute Return Multi-Strategy Fund

Notes to Financial Statements (continued)

November 30, 2013 (Unaudited)

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage exposure to the securities market and for the purpose of gaining market exposures to interest rates, equity indices, foreign currencies and sovereign debt. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Swap Contracts

Swap contracts are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the CCP) and the Fund faces the CCP through a broker. Upon entering into a centrally cleared swap contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statements of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contacts, the Fund has minimal credit exposure to the counterparty as the CCP stands between the Fund and the counterparty. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities.

Interest Rate Swap Contracts

The Fund entered into interest rate swap transactions to gain exposure to or protect itself from market rate changes, or to synthetically add or subtract principal exposure to a market and for the purpose of gaining market exposures to interest rates. These instruments may be used for other purposes in future periods. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future (the effective date). The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.

Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.

Risks of entering into interest rate swaps include a lack of correlation between the swaps and the portfolio of bonds the swaps are designed to hedge or replicate. A lack of correlation may cause the interest rate swaps to experience adverse changes in value relative to expectations. In addition, interest rate swaps are subject to the risk of default of a counterparty, and the risk of adverse movements in market interest rates relative to the interest rate swap positions taken. The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life to the extent that such amount is positive, plus the cost of entering into a similar transaction with another counterparty.

The Fund attempts to mitigate counterparty credit risk by entering into interest rate swap transactions only with counterparties that meet prescribed levels of creditworthiness, as determined by the Investment Manager. The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net market value of all derivative transactions entered into pursuant to the contract between the Fund and

Semiannual Report 2013

Columbia Absolute Return Multi-Strategy Fund

Notes to Financial Statements (continued)

November 30, 2013 (Unaudited)

such counterparty. If the net market value of such derivatives transactions between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty is required to post cash and/or securities as collateral. Market values of derivatives transactions presented in the financial statements are not netted with the market values of other derivatives transactions or with any collateral amounts posted by the Fund or any counterparty.

Offsetting of Derivative Assets and Derivative Liabilities

The following tables present the Fund's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of November 30, 2013:

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
			Net Amounts of
	Gross Amounts of Recognized Assets ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Assets Presented in the Statement of Assets and Liabilities ($)	Financial Instruments ($)(a)	Cash Collateral Received ($)	Securities Collateral Received ($)	Net Amount ($)(b)
Asset Derivatives:
Forward Foreign Currency Exchange Contracts	7,516,768	—	7,516,768	5,149,216	—	—	2,367,552
				Gross Amounts Not Offset in the Statement of Assets and Liabilities
			Net Amounts of
	Gross Amounts of Recognized Liabilities ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Liabilities Presented in the Statement of Assets and Liabilities ($)	Financial Instruments ($)(c)	Cash Collateral Pledged ($)	Securities Collateral Pledged ($)	Net Amount($)(d)
Liability Derivatives:
Forward Foreign Currency Exchange Contracts	7,429,258	—	7,429,258	5,149,216	—	—	2,280,042

(a) Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b) Represents the net amount due from counterparties in the event of default.

(c) Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(d) Represents the net amount due to counterparties in the event of default.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions over the period in the Statement of Operations including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments at November 30, 2013:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Net assets — unrealized appreciation on futures contracts	554,450	*
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	7,516,768
Foreign exchange risk	Net assets — unrealized appreciation on futures contracts	40,459	*
Interest rate risk	Net assets — unrealized appreciation on futures contracts	135,601	*
Total		8,247,278

Semiannual Report 2013

Columbia Absolute Return Multi-Strategy Fund

Notes to Financial Statements (continued)

November 30, 2013 (Unaudited)

Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Net assets — unrealized depreciation on futures contracts	2,789,672	*
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	7,429,258
Foreign exchange risk	Net assets — unrealized depreciation on futures contracts	140,974	*
Interest rate risk	Net assets — unrealized depreciation on futures contracts	122,923	*
Total		10,482,827

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments in the Statement of Operations for the six months ended November 30, 2013:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Swap Contracts ($)	Total ($)
Equity risk	—	(5,148,444)	—	(5,148,444)
Foreign exchange risk	1,134,618	(382,803)	—	751,815
Interest rate risk	—	(999,265)	612,727	(386,538)
Total	1,134,618	(6,530,512)	612,727	(4,783,167)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Swap Contracts ($)	Total ($)
Equity risk	—	86,855	—	86,855
Foreign exchange risk	(2,476,537)	(108,164)	—	(2,584,701)
Interest rate risk	—	(73,674)	(311,935)	(385,609)
Total	(2,476,537)	(94,983)	(311,935)	(2,883,455)

The following table is a summary of the volume of derivative instruments for the six months ended November 30, 2013:

Derivative Instrument	Contracts Opened
Forward foreign currency exchange contracts	3,570
Futures contracts	45,686
Swap contracts	1

Short Sales

The Fund may sell a security it does not own in anticipation of a decline in the fair value of the security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. The Fund is required to maintain a margin account with the broker and to pledge assets to the broker as collateral for the borrowed security. Securities pledged as collateral are designated in the Portfolio of Investments. The Fund can purchase the same security at the current market price and deliver it to the broker to close out the short sale. The Fund is obligated to pay the broker a fee for borrowing the security. The fee is recorded as interest expense in the Statement of Operations and a short position is reported as a liability at fair value in the Statement of Assets and Liabilities. The Fund must also pay the broker for any dividends accrued

Semiannual Report 2013

Columbia Absolute Return Multi-Strategy Fund

Notes to Financial Statements (continued)

November 30, 2013 (Unaudited)

(recognized on ex-date) on the borrowed security. This amount is recorded as an expense in the Statement of Operations. The Fund will record a gain if the security declines in value, and will realize a loss if the security appreciates. Such gain, limited to the price at which the Fund sold the security short, or such loss, potentially unlimited in size because the short position loses value as the market price of the security sold short increases, will be recognized upon the termination of a short sale.

The following table presents the Fund's gross and net amount of liabilities available for offset under a netting arrangement for short sales as well as the related collateral pledged by the Fund as of November 30, 2013:

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
			Net Amounts of
	Gross Amounts of Recognized Liabilities ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Liabilities Presented in the Statement of Assets and Liabilities ($)	Financial Instruments ($)(a)	Cash Collateral Pledged ($)	Securities Collateral Pledged ($)	Net Amount($)(b)
Securities Borrowed	17,659,542	—	17,659,542	—	—	17,659,542	—

(a) Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b) Represents the net amount due from counterparties in the event of default.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange traded funds (ETFs) and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on estimates made by the Fund's management if actual information has not yet been reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the BDCs, ETFs and REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax.

Semiannual Report 2013

Columbia Absolute Return Multi-Strategy Fund

Notes to Financial Statements (continued)

November 30, 2013 (Unaudited)

Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.82% to 0.70% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended November 30, 2013 was 0.82% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended November 30, 2013 was 0.08% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended November 30, 2013, other expenses paid to this company were $788.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of

Semiannual Report 2013

Columbia Absolute Return Multi-Strategy Fund

Notes to Financial Statements (continued)

November 30, 2013 (Unaudited)

Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares.

For the six months ended November 30, 2013, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.36%
Class B	0.36
Class C	0.36
Class R	0.36
Class R5	0.05
Class W	0.46
Class Z	0.35

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class' initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2013, no minimum account balance fees were charged by the Fund.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class W shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $14,000 and $16,000 for Class B and

Class C shares, respectively. These amounts are based on the most recent information available as of September 30, 2013, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $9,300 for Class A shares for the six months ended November 30, 2013.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	October 1, 2013 through September 30, 2014	Prior to October 1, 2013
Class A	1.43%	1.38%
Class B	2.18	2.13
Class C	2.18	2.13
Class I	0.98	0.93
Class R	1.68	1.63
Class R5	1.03	0.98
Class W	1.43	1.38
Class Z	1.18	1.13

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Semiannual Report 2013

Columbia Absolute Return Multi-Strategy Fund

Notes to Financial Statements (continued)

November 30, 2013 (Unaudited)

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At November 30, 2013, the cost of investments for federal income tax purposes was approximately $173,741,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$19,686,000
Unrealized depreciation	(1,087,000)
Net unrealized appreciation	$18,599,000

The following capital loss carryforward, determined as of May 31, 2013 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
Unlimited short-term	3,348,950
Unlimited long-term	4,130,736
Total	7,479,686

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $34,111,507 and $37,641,186, respectively, for the six months ended November 30, 2013.

Note 6. Payments by Affiliates

During the six months ended November 30, 2013, the Investment Manager reimbursed the Fund $82,914 for a loss on a trading error.

Note 7. Affiliated Money Market Fund

The Fund significantly invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends — affiliated issuers" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 8. Shareholder Concentration

At November 30, 2013, affiliated shareholder accounts owned 97.6% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 9. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. (JPMorgan) whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum. The commitment fee is included in other expenses in the Statement of Operations.

Effective December 10, 2013, the Fund extended its revolving credit facility with JPMorgan. The credit facility agreement, as amended, continues to permit collective borrowings up to $500 million under the same terms and interest rates as described above. Effective December 10, 2013, the Fund pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended November 30, 2013.

Note 10. Significant Risks

Derivatives Risk

Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies) instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund's exposure to principal risks to which it is otherwise exposed, and may expose the Fund to

Semiannual Report 2013

Columbia Absolute Return Multi-Strategy Fund

Notes to Financial Statements (continued)

November 30, 2013 (Unaudited)

additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk.

Short Selling Risk

The Fund may make short sales, which involves selling a security the Fund does not own in anticipation that the security's price will decline. The Fund's potential losses could exceed those of other mutual funds which hold only long security positions if the value of the securities held long decreases and the value of the securities sold short increases. The Fund's use of short sales in effect "leverages" the Fund, as the Fund intends to use the cash proceeds from the short sales to invest in additional long securities. Leveraging potentially exposes the Fund to greater risks due to unanticipated market movements, which may magnify losses and increase volatility of returns. There is no assurance that a leveraging strategy will be successful.

Note 11. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 12. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities.

Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2013

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Semiannual Report 2013

Columbia Absolute Return Multi-Strategy Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 800.345.6611 or by sending an e-mail to serviceinquiries@columbiamanagement.com.

Semiannual Report 2013

Columbia Absolute Return Multi-Strategy Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR107_05_D01_(01/14)

Semiannual Report November 30, 2013

Columbia Commodity Strategy Fund

President’s Message

Dear Shareholders,

A market rally led by equities

Despite threats of military action in Syria, rumblings from Iran and an impending showdown over the debt ceiling here at home, the U.S. financial markets delivered positive results in the third quarter of 2013. Stocks outperformed bonds by a substantial margin. Still, robust growth continued to elude the U.S. economy, which merely plodded along. New job growth was solid but not spectacular. Consumer spending remained steady, but the only obvious beneficiary was the auto industry. Gains in the housing market met some headwinds, as mortgage rates rose and sales slipped somewhat. Nevertheless, the recovery in housing remained intact.

The Federal Reserve (the Fed) unsettled investors with a hint that it was ready to taper its purchase of U.S. Treasury and mortgage securities. However, its failure to take any action in a September meeting rallied stocks to new highs and brought bonds back into positive territory for the quarter. Small-cap stocks were the U.S. market leaders. Growth outperformed value in a quarter dominated by the materials, industrials and consumer discretionary sectors. Developed markets led the global rally, driven by strengthening economic conditions in the eurozone. Certain emerging stock markets, including China’s, bounced back with returns in line with those of the United States. India and Indonesia were exceptions to that trend, as fears of the Fed’s tapering efforts rattled investors in both countries.

Improved risk appetites boosted fixed income

Following a weak second quarter, the fixed-income markets made up some ground in the third quarter of 2013. As yields fell, bond prices rallied enough to push returns on non-Treasury sectors into positive territory. Risk appetites improved in response to continued liquidity from the Fed. Against this backdrop, U.S. high-yield and foreign bonds led the fixed-income markets, along with mortgage-backed securities and emerging market bonds. The U.S. municipal bond market was the exception, as it slipped into negative territory in the final week of the period, pressured by heightened concerns over Puerto Rico, potential municipal bankruptcies and continued fund redemptions.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation’s largest asset managers. At the heart of our success and, most importantly, that of our investors, are highly talented industry professionals, brought together by a unique way of working. At Columbia Management, reaching our performance goals matters, and how we reach them matters just as much.

Visit columbiamanagement.com for:

>	The Columbia Management Perspectives blog, offering insights on current market events and investment opportunities

>	Detailed up-to-date fund performance and portfolio information

>	Quarterly fund commentaries

>	Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton

President, Columbia Funds

Investing involves risk including the risk of loss of principal.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2013

Columbia Commodity Strategy Fund

Fund Investment Manager

Columbia Management Investment

Advisers, LLC

225 Franklin Street

Boston, MA 02110

Fund Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street

Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment

Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia Commodity Strategy Fund

Performance Overview

(Unaudited)

Performance Summary

>	Columbia Commodity Strategy Fund (the Fund) Class W shares returned -3.75% for the six-month period that ended November 30, 2013.

>	The Fund outperformed its benchmark, the Dow Jones-UBS Commodity Index, which returned -4.89% for the same six-month period.

Average Annual Total Returns (%) (for period ended November 30, 2013)
	Inception	6 Months cumulative	1 Year	Life
Class A*	06/18/12
Excluding sales charges		-3.52	-13.02	-8.03
Including sales charges		-9.07	-18.05	-10.32
Class C*	06/18/12
Excluding sales charges		-4.02	-13.71	-8.77
Including sales charges		-4.98	-14.57	-8.77
Class I	07/28/11	-3.49	-12.74	-7.69
Class R*	06/18/12	-3.76	-13.26	-8.31
Class R4*	03/19/13	-3.49	-12.95	-8.00
Class W	07/28/11	-3.75	-13.12	-8.08
Class Z*	06/18/12	-3.40	-12.79	-7.88
Dow Jones-UBS Commodity Index		-4.89	-12.96	-11.14

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class W shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Dow Jones-UBS Commodity Index, is a broadly diversified index composed of commodities traded on U.S. exchanges, with the exception of aluminum, nickel and zinc, which trade on the London Metal Exchange (LME).

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2013

Columbia Commodity Strategy Fund

Portfolio Overview

(Unaudited)

Commodities Market Exposure (%) (at November 30, 2013)
Commodities Futures Contracts(1)
Agriculture	35.2
Energy	36.2
Industrial Metals	16.0
Precious Metals	12.6
Total Notional Market Value of Commodities Futures Contracts	100.0

(1)	Reflects notional market value of commodities futures contracts. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. Notional amounts for each commodities futures contract are shown in the Consolidated Portfolio of Investments. The notional amount of all outstanding commodities futures contracts is $55,974,528.

Other Portfolio Holdings (%) (at November 30, 2013)
Affiliated Money Market Fund(2)	94.5
Other Assets and Liabilities	5.5
Net Assets	100.0

(2)	Percentage based upon net assets. Investments in affiliated money market fund and cash held by the Fund to cover obligations with respect to, or that may result from, the Fund’s investments in derivatives which provide exposure to the commodities market.

Portfolio Management

Threadneedle International Limited

David Donora

Nicholas Robin

Semiannual Report 2013	3

Columbia Commodity Strategy Fund

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

June 1, 2013 – November 30, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	964.80	1,019.25	5.58	5.74	1.14
Class C	1,000.00	1,000.00	959.80	1,015.51	9.23	9.50	1.89
Class I	1,000.00	1,000.00	965.10	1,021.29	3.58	3.68	0.73
Class R	1,000.00	1,000.00	962.40	1,018.00	6.80	6.99	1.39
Class R4	1,000.00	1,000.00	965.10	1,020.24	4.61	4.73	0.94
Class W	1,000.00	1,000.00	962.50	1,019.35	5.48	5.64	1.12
Class Z	1,000.00	1,000.00	966.00	1,020.44	4.41	4.53	0.90

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Columbia Management Investment Advisers, LLC and/or certain of its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses until September 30, 2014, unless sooner terminated at the sole discretion of the Fund’s Board, such that net expenses (excluding fees and expenses of acquired funds) will not exceed 0.82% for Class I. Any amounts waived will not be reimbursed by the Fund. This change was effective October 1, 2013. If this change had been in place for the entire six month period ended November 30, 2013, the actual expenses paid would have been $4.02 for Class I; the hypothetical expenses paid would have been $4.13 for Class I.

Other share classes may have had expense waiver changes; however, the changes were not considered material.

4	Semiannual Report 2013

Columbia Commodity Strategy Fund

Consolidated Portfolio of Investments

November 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Money Market Funds 94.5%
	Shares	Value ($)

Columbia Short-Term Cash Fund, 0.094%(a)(b)	52,782,623	52,782,623

Total Money Market Funds
(Cost: $52,782,623)		52,782,623

Total Investments
(Cost: $52,782,623)		52,782,623

Other Assets & Liabilities, Net		3,073,881

Net Assets		55,856,504

Investments in Derivatives

Futures Contracts Outstanding at November 30, 2013

At November 30, 2013, $2,973,623 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)

Brent Crude	60	6,559,800	February 2014	238,872	—

Cattle Feeder	16	1,323,800	January 2014	—	(14,265)

Coffee ‘C’	26	1,080,788	March 2014	38,064	—

Copper	33	2,644,950	May 2014	—	(31,444)

Corn	135	2,865,375	March 2014	—	(106,431)

Cotton No. 2	12	476,100	March 2014	4,788	—

Gas Oil	31	2,922,525	January 2014	146,198	—

Gasoline RBOB	48	5,368,205	January 2014	180,847	—

Gold 100 oz.	36	4,501,440	February 2014	—	(125,543)

Live Cattle	44	2,375,560	April 2014	1,014	—

LME Alunimum	32	1,434,000	May 2014	—	(29,865)

LME Lead	55	2,876,156	May 2014	—	(66,917)

Natural Gas	114	4,463,100	May 2014	315,844	—

NY Harbor ULSD	17	2,141,286	May 2014	87,863	—

Silver	16	1,602,640	March 2014	—	(88,178)

Soybean	47	3,140,775	January 2014	126,570	—

Soybean Meal	39	1,702,740	January 2014	115,353	—

Soybean Oil	55	1,361,910	May 2014	—	(17,541)

Sugar #11	114	2,201,203	May 2014	—	(75,268)

Wheat CBT	53	1,785,437	May 2014	25,041	—

Wheat KCB	23	814,488	May 2014	—	(1,235)

WTI Crude	25	2,332,250	May 2014	—	(29,363)

Total				1,280,454	(586,050)

Notes to Consolidated Portfolio of Investments

(a)	The rate shown is the seven-day current annualized yield at November 30, 2013.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2013	5

Columbia Commodity Strategy Fund

Consolidated Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Notes to Consolidated Portfolio of Investments (continued)

(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	83,511,742	36,763,129	(67,492,248)	52,782,623	32,421	52,782,623

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

6	Semiannual Report 2013

Columbia Commodity Strategy Fund

Consolidated Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Mutual Funds

Money Market Funds	52,782,623	—	—	52,782,623

Total Mutual Funds	52,782,623	—	—	52,782,623

Derivatives

Assets

Futures Contracts	1,280,454	—	—	1,280,454

Liabilities

Futures Contracts	(586,050)	—	—	(586,050)

Total	53,477,027	—	—	53,477,027

See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2013	7

Columbia Commodity Strategy Fund

Consolidated Statement of Assets and Liabilities

November 30, 2013 (Unaudited)

Assets

Investments, at value

Affiliated issuers (identified cost $52,782,623)	$52,782,623

Margin deposits	2,973,623

Receivable for:

Capital shares sold	34,962

Dividends	3,839

Variation margin	299,704

Expense reimbursement due from Investment Manager	414

Prepaid expenses	2,329

Other assets	5,040

Total assets	56,102,534

Liabilities

Payable for:

Capital shares purchased	43,417

Variation margin	162,458

Investment management fees	1,681

Distribution and/or service fees	66

Transfer agent fees	721

Administration fees	245

Compensation of board members	7,064

Other expenses	30,378

Total liabilities	246,030

Net assets applicable to outstanding capital stock	$55,856,504

Represented by

Paid-in capital	$65,197,845

Undistributed net investment income	774,539

Accumulated net realized loss	(10,810,284)

Unrealized appreciation (depreciation) on:

Futures contracts	694,404

Total — representing net assets applicable to outstanding capital stock	$55,856,504

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

8	Semiannual Report 2013

Columbia Commodity Strategy Fund

Consolidated Statement of Assets and Liabilities (continued)

November 30, 2013 (Unaudited)

Class A

Net assets	$3,968,843

Shares outstanding	483,094

Net asset value per share	$8.22

Maximum offering price per share(a)	$8.72

Class C

Net assets	$146,425

Shares outstanding	18,026

Net asset value per share	$8.12

Class I

Net assets	$51,114,325

Shares outstanding	6,162,388

Net asset value per share	$8.29

Class R

Net assets	$124,740

Shares outstanding	15,241

Net asset value per share	$8.18

Class R4

Net assets	$51,524

Shares outstanding	6,212

Net asset value per share	$8.29

Class W

Net assets	$2,053

Shares outstanding	250

Net asset value per share	$8.21

Class Z

Net assets	$448,594

Shares outstanding	54,402

Net asset value per share	$8.25

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2013	9

Columbia Commodity Strategy Fund

Consolidated Statement of Operations

Six Months Ended November 30, 2013 (Unaudited)

Net investment income

Income:

Dividends — affiliated issuers	$32,421

Total income	32,421

Expenses:

Investment management fees	184,216

Distribution and/or service fees

Class A	4,905

Class C	721

Class R	287

Class W	3

Transfer agent fees

Class A	3,071

Class C	113

Class R	90

Class R4	14

Class W	2

Class Z	228

Administration fees	26,795

Compensation of board members	6,199

Custodian fees	2,987

Printing and postage fees	10,116

Registration fees	41,331

Professional fees	18,045

Other	4,728

Total expenses	303,851

Fees waived or expenses reimbursed by Investment Manager and its affiliates	(48,535)

Total net expenses	255,316

Net investment loss	(222,895)

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Futures contracts	(4,895,380)

Net realized loss	(4,895,380)

Net change in unrealized appreciation (depreciation) on:

Futures contracts	2,355,463

Net change in unrealized appreciation (depreciation)	2,355,463

Net realized and unrealized loss	(2,539,917)

Net decrease in net assets from operations	$(2,762,812)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

10	Semiannual Report 2013

Columbia Commodity Strategy Fund

Consolidated Statement of Changes in Net Assets

	Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013
Operations

Net investment loss	$(222,895)	$(345,123)

Net realized loss	(4,895,380)	(5,914,904)

Net change in unrealized appreciation (depreciation)	2,355,463	(145,906)

Net decrease in net assets resulting from operations	(2,762,812)	(6,405,933)

Increase (decrease) in net assets from capital stock activity	(29,271,245)	69,718,769

Total increase (decrease) in net assets	(32,034,057)	63,312,836

Net assets at beginning of period	87,890,561	24,577,725

Net assets at end of period	$55,856,504	$87,890,561

Undistributed net investment income	$774,539	$997,434

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2013	11

Columbia Commodity Strategy Fund

Consolidated Statement of Changes in Net Assets (continued)

	Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31, 2013(a)(b)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class A shares

Subscriptions	104,434	868,009	469,345	4,312,759

Redemptions	(64,717)	(535,769)	(25,968)	(234,027)

Net increase	39,717	332,240	443,377	4,078,732

Class C shares

Subscriptions	880	7,300	17,451	156,799

Redemptions	—	—	(305)	(2,664)

Net increase	880	7,300	17,146	154,135

Class I shares

Subscriptions	1,187,711	10,042,969	7,640,771	72,445,101

Redemptions	(4,782,758)	(40,139,120)	(774,317)	(7,122,970)

Net increase (decrease)	(3,595,047)	(30,096,151)	6,866,454	65,322,131

Class R shares

Subscriptions	2,548	21,035	18,080	167,978

Redemptions	(1,438)	(11,806)	(3,949)	(33,647)

Net increase	1,110	9,229	14,131	134,331

Class R4 shares

Subscriptions	5,938	50,000	274	2,500

Net increase	5,938	50,000	274	2,500

Class Z shares

Subscriptions	51,876	429,569	2,933	26,940

Redemptions	(407)	(3,432)	—	—

Net increase	51,469	426,137	2,933	26,940

Total net increase (decrease)	(3,495,933)	(29,271,245)	7,344,315	69,718,769

(a)	Class A, Class C, Class R and Class Z shares are for the period from June 18, 2012 (commencement of operations) to May 31, 2013.

(b)	Class R4 shares are for the period from March 19, 2013 (commencement of operations) to May 31, 2013.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

12	Semiannual Report 2013

Columbia Commodity Strategy Fund

Consolidated Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

Class A	Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31, 2013(a)
Per share data
Net asset value, beginning of period	$8.52		$8.50

Income from investment operations:

Net investment loss	(0.04)		(0.08)

Net realized and unrealized gain (loss)	(0.26)		0.10	(b)

Total from investment operations	(0.30)		0.02

Net asset value, end of period	$8.22		$8.52

Total return	(3.52%)		0.24%

Ratios to average net assets(c)

Total gross expenses	1.30	%(d)	1.25	%(d)

Total net expenses(e)	1.14	%(d)	1.14	%(d)

Net investment loss	(1.05	%)(d)	(1.02	%)(d)

Supplemental data

Net assets, end of period (in thousands)	$3,969		$3,780

Portfolio turnover	0%		0%

Notes to Consolidated Financial Highlights

(a)	For the period from June 18, 2012 (commencement of operations) to May 31, 2013.

(b)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Consolidated Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2013	13

Columbia Commodity Strategy Fund

Consolidated Financial Highlights (continued)

Class C	Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31, 2013(a)
Per share data
Net asset value, beginning of period	$8.46		$8.50

Income from investment operations:

Net investment loss	(0.07)		(0.15)

Net realized and unrealized gain (loss)	(0.27)		0.11	(b)

Total from investment operations	(0.34)		(0.04)

Net asset value, end of period	$8.12		$8.46

Total return	(4.02%)		(0.47%)

Ratios to average net assets(c)

Total gross expenses	2.05	%(d)	2.01	%(d)

Total net expenses(e)	1.89	%(d)	1.90	%(d)

Net investment loss	(1.80	%)(d)	(1.77	%)(d)

Supplemental data

Net assets, end of period (in thousands)	$146		$145

Portfolio turnover	0%		0%

Notes to Consolidated Financial Highlights

(a)	For the period from June 18, 2012 (commencement of operations) to May 31, 2013.

(b)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Consolidated Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

14	Semiannual Report 2013

Columbia Commodity Strategy Fund

Consolidated Financial Highlights (continued)

	Six Months Ended November 30, 2013		Year Ended May 31,
Class I	(Unaudited)		2013	2012(a)
Per share data
Net asset value, beginning of period	$8.59		$8.50	$10.00

Income from investment operations:

Net investment loss	(0.03)		(0.05)	(0.04)

Net realized and unrealized gain (loss)	(0.27)		0.14 (b)	(1.46)

Total from investment operations	(0.30)		0.09	(1.50)

Net asset value, end of period	$8.29		$8.59	$8.50

Total return	(3.49%)		1.06%	(15.00%)

Ratios to average net assets(c)

Total gross expenses	0.88	%(d)	0.95%	1.62	%(d)

Total net expenses(e)	0.73	%(d)	0.70%	0.70	%(d)

Net investment loss	(0.64	%)(d)	(0.57%)	(0.56	%)(d)

Supplemental data

Net assets, end of period (in thousands)	$51,114		$83,816	$24,576

Portfolio turnover	0%		0%	0%

Notes to Consolidated Financial Highlights

(a)	For the period from July 28, 2011 (commencement of operations) to May 31, 2012.

(b)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Consolidated Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2013	15

Columbia Commodity Strategy Fund

Consolidated Financial Highlights (continued)

Class R	Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31, 2013(a)
Per share data
Net asset value, beginning of period	$8.50		$8.50

Income from investment operations:

Net investment loss	(0.05)		(0.11)

Net realized and unrealized gain (loss)	(0.27)		0.11	(b)

Total from investment operations	(0.32)		—

Net asset value, end of period	$8.18		$8.50

Total return	(3.76%)		(0.00%)

Ratios to average net assets(c)

Total gross expenses	1.55	%(d)	1.52	%(d)

Total net expenses(e)	1.39	%(d)	1.38	%(d)

Net investment loss	(1.30	%)(d)	(1.25	%)(d)

Supplemental data

Net assets, end of period (in thousands)	$125		$120

Portfolio turnover	0%		0%

Notes to Consolidated Financial Highlights

(a)	For the period from June 18, 2012 (commencement of operations) to May 31, 2013.

(b)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Consolidated Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

16	Semiannual Report 2013

Columbia Commodity Strategy Fund

Consolidated Financial Highlights (continued)

Class R4	Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31, 2013(a)
Per share data
Net asset value, beginning of period	$8.59		$9.14

Income from investment operations:

Net investment loss	(0.03)		(0.01)

Net realized and unrealized loss	(0.27)		(0.54)

Total from investment operations	(0.30)		(0.55)

Net asset value, end of period	$8.29		$8.59

Total return	(3.49%)		(6.02%)

Ratios to average net assets(b)

Total gross expenses	1.09	%(c)	0.92	%(c)

Total net expenses(d)	0.94	%(c)	0.90	%(c)

Net investment loss	(0.84	%)(c)	(0.78	%)(c)

Supplemental data

Net assets, end of period (in thousands)	$52		$2

Portfolio turnover	0%		0%

Notes to Consolidated Financial Highlights

(a)	For the period from March 19, 2013 (commencement of operations) to May 31, 2013.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2013	17

Columbia Commodity Strategy Fund

Consolidated Financial Highlights (continued)

	Six Months Ended November 30, 2013		Year Ended May 31,
Class W	(Unaudited)		2013	2012(a)
Per share data
Net asset value, beginning of period	$8.53		$8.47	$10.00

Income from investment operations:

Net investment loss	(0.04)		(0.09)	(0.08)

Net realized and unrealized gain (loss)	(0.28)		0.15 (b)	(1.45)

Total from investment operations	(0.32)		0.06	(1.53)

Net asset value, end of period	$8.21		$8.53	$8.47

Total return	(3.75%)		0.71%	(15.30%)

Ratios to average net assets(c)

Total gross expenses	1.28	%(d)	1.51%	2.76	%(d)

Total net expenses(e)	1.12	%(d)	1.15%	1.15	%(d)

Net investment loss	(1.06	%)(d)	(0.98%)	(0.99	%)(d)

Supplemental data

Net assets, end of period (in thousands)	$2		$2	$2

Portfolio turnover	0%		0%	0%

Notes to Consolidated Financial Highlights

(a)	For the period from July 28, 2011 (commencement of operations) to May 31, 2012.

(b)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Consolidated Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

18	Semiannual Report 2013

Columbia Commodity Strategy Fund

Consolidated Financial Highlights (continued)

Class Z	Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31, 2013(a)
Per share data
Net asset value, beginning of period	$8.54		$8.50

Income from investment operations:

Net investment loss	(0.03)		(0.06)

Net realized and unrealized gain (loss)	(0.26)		0.10	(b)

Total from investment operations	(0.29)		0.04

Net asset value, end of period	$8.25		$8.54

Total return	(3.40%)		0.47%

Ratios to average net assets(c)

Total gross expenses	1.07	%(d)	1.05	%(d)

Total net expenses(e)	0.90	%(d)	0.90	%(d)

Net investment loss	(0.81	%)(d)	(0.77	%)(d)

Supplemental data

Net assets, end of period (in thousands)	$449		$25

Portfolio turnover	0%		0%

Notes to Consolidated Financial Highlights

(a)	For the period from June 18, 2012 (commencement of operations) to May 31, 2013.

(b)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Consolidated Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2013	19

Columbia Commodity Strategy Fund

Notes to Consolidated Financial Statements

November 30, 2013 (Unaudited)

Note 1. Organization

Columbia Commodity Strategy Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Basis for Consolidation

CCSF Offshore Fund, Ltd. (the Subsidiary) is a Cayman Islands exempted company and wholly-owned subsidiary of the Fund. The Subsidiary operates as an investment vehicle to provide the Fund with exposure to the commodities markets consistent with the Fund’s investment objective and policies as stated in its current prospectus and statement of additional information. In accordance with the Memorandum and Articles of Association of the Subsidiary (the Articles), the Fund owns the sole issued share of the Subsidiary and retains all rights associated with such share, including the right to receive notice of, attend and vote at general meetings of the Subsidiary, rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), is responsible for the Subsidiary’s day-to-day business pursuant to a separate investment management services agreement between the Subsidiary and the Investment Manager. At November 30, 2013, the Fund’s investment in the Subsidiary represented $20,581,751 or 36.8% of the net assets of the Fund.

The consolidated financial statements present the portfolio holdings, financial position and results of operations of the Fund and wholly-owned subsidiary on a consolidated basis.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class C, Class I, Class R, Class R4, Class W and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount.

Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other eligible investors.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain other eligible investors.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges and are available only to certain eligible investors, which are subject to different investment minimums.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its consolidated financial statements.

Security Valuation

Investments in open-end investment companies, including money market funds, are valued at net asset value.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

20	Semiannual Report 2013

Columbia Commodity Strategy Fund

Notes to Consolidated Financial Statements (continued)

November 30, 2013 (Unaudited)

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees (the Board). If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Consolidated Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the consolidated financial statements.

A derivative instrument may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. A Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any initial margin held by the counterparty. With exchange traded or centrally cleared derivatives, there is minimal counterparty credit risk to the Fund since the exchange’s clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is limited to failure of the clearinghouse. However, credit risk still exists in exchange traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers, potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is an agreement between a Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g. $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The

Semiannual Report 2013	21

Columbia Commodity Strategy Fund

Notes to Consolidated Financial Statements (continued)

November 30, 2013 (Unaudited)

Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage over a specified time period or the Fund fails to meet the terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet the terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivative contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to facilitate exposure to underlying commodity markets. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Consolidated Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Consolidated Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Consolidated Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Consolidated Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the consolidated financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Consolidated Statement of Assets and Liabilities; the impact of derivative transactions over the period in the Consolidated Statement of Operations including realized gains or losses and unrealized gains or losses. The derivative schedules following the Consolidated Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments at November 30, 2013:

	Asset Derivatives
Risk Exposure Category	Consolidated Statement of Assets and Liabilities Location	Fair Value ($)
Commodity-related investment risk	Net assets — unrealized appreciation on futures contracts	1,280,454	*

	Liability Derivatives
Risk Exposure Category	Consolidated Statement of Assets and Liabilities Location	Fair Value ($)
Commodity-related investment risk	Net assets — unrealized depreciation on futures contracts	586,050	*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Consolidated Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Consolidated Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments in the Consolidated Statement of Operations for the six months ended November 30, 2013:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Commodity-related investment risk	(4,895,380)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Commodity-related investment risk	2,355,463

The following table is a summary of the volume of derivative instruments for the six months ended November 30, 2013:

Derivative Instrument	Contracts Opened
Futures contracts	7,968

22	Semiannual Report 2013

Columbia Commodity Strategy Fund

Notes to Consolidated Financial Statements (continued)

November 30, 2013 (Unaudited)

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Consolidated Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadviser (see Subadvisory Agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The investment management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.55% to 0.44% as the Fund’s net assets increase. The annualized effective investment management fee rate for the six months ended November 30, 2013 was 0.55% of the Fund’s average daily net assets.

Subadvisory Agreement

The Investment Manager has entered into a Subadvisory Agreement with Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and wholly-owned subsidiary of Ameriprise Financial, the subadviser of the Fund. The Investment Manager compensates Threadneedle to manage the investment of the Fund’s assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.08% to 0.05% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended November 30, 2013 was 0.08% of the Fund’s average daily net assets.

Semiannual Report 2013	23

Columbia Commodity Strategy Fund

Notes to Consolidated Financial Statements (continued)

November 30, 2013 (Unaudited)

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended November 30, 2013, other expenses paid to this company were $689.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Consolidated Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agent fees.

For the six months ended November 30, 2013, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.16%
Class C	0.16
Class R	0.16
Class R4	0.15
Class W	0.17
Class Z	0.15

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’ initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Consolidated Statement of Operations. For the six months ended November 30, 2013, no minimum account balance fees were charged by the Fund.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A and Class W shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class C shares. For Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $1,000 for Class C shares. This amount is based on the most recent information available as of September 30, 2013 and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $1,668 for Class A shares for the six months ended November 30, 2013.

24	Semiannual Report 2013

Columbia Commodity Strategy Fund

Notes to Consolidated Financial Statements (continued)

November 30, 2013 (Unaudited)

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

	October 1, 2013 through September 30, 2014	Prior to October 1, 2013
Class A	1.20%	1.15%
Class C	1.95	1.90
Class I	0.82	0.70
Class R	1.45	1.40
Class R4	0.95	0.90
Class W	1.20	1.15
Class Z	0.95	0.90

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At November 30, 2013, the cost of investments for federal income tax purposes was approximately $52,783,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$—
Unrealized depreciation	—
Net unrealized appreciation/depreciation	$—

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund has elected to treat late-year ordinary losses of $170,991 at May 31, 2013 as arising on June 1, 2013.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $0 and $0, respectively, for the six months ended November 30, 2013.

Note 6. Affiliated Money Market Fund

The Fund significantly invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends — affiliated issuers” in the Consolidated Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At November 30, 2013, affiliated shareholder accounts owned 94.7% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A.

Semiannual Report 2013	25

Columbia Commodity Strategy Fund

Notes to Consolidated Financial Statements (continued)

November 30, 2013 (Unaudited)

(JPMorgan) whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum. The commitment fee is included in other expenses in the Consolidated Statement of Operations.

Effective December 10, 2013, the Fund extended its revolving credit facility with JPMorgan. The credit facility agreement, as amended, continues to permit collective borrowings up to $500 million under the same terms and interest rates as described above. Effective December 10, 2013, the Fund pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended November 30, 2013.

Note 9. Significant Risks

Commodity-Related Investment Risk

The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include demand for the commodity, weather, embargoes, tariffs, and economic health, political, international, regulatory and other developments. Economic and other events (whether real or perceived) can reduce the demand for commodities, which may, in turn, reduce market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Exposure to commodities and commodities markets may subject the value of the Fund’s investments to greater volatility than other types of investments. Limited or no active trading market may exist for certain commodities investments, which may impair the Fund’s ability to sell or to realize the full value of such investments in the event of the need to liquidate such investments. In addition, adverse market conditions may impair the liquidity of actively traded commodities investments. Certain types of commodities instruments (such as commodity-linked swaps and commodity-linked structured notes) are subject to the risk that the counterparty to the instrument may not perform or be unable to perform in accordance with the terms of the instrument. Subsidiaries making commodity-related investments will not generally be subject to U.S. laws (including securities laws) and their protections. Further, they will be subject to the laws of a foreign jurisdiction, which can be adversely affected by developments in that jurisdiction.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the consolidated financial statements were issued and noted no items requiring adjustment of the consolidated financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory

26	Semiannual Report 2013

Columbia Commodity Strategy Fund

Notes to Consolidated Financial Statements (continued)

November 30, 2013 (Unaudited)

matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2013	27

Columbia Commodity Strategy Fund

[THIS PAGE INTENTIONALLY LEFT BLANK]

28	Semiannual Report 2013

Columbia Commodity Strategy Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 800.345.6611 or by sending an e-mail to serviceinquiries@columbiamanagement.com.

Semiannual Report 2013	29

Columbia Commodity Strategy Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR129_05_D01_(01/14)

Semiannual Report November 30, 2013

Columbia Flexible Capital Income Fund

President’s Message

Dear Shareholders,

A market rally led by equities

Despite threats of military action in Syria, rumblings from Iran and an impending showdown over the debt ceiling here at home, the U.S. financial markets delivered positive results in the third quarter of 2013. Stocks outperformed bonds by a substantial margin. Still, robust growth continued to elude the U.S. economy, which merely plodded along. New job growth was solid but not spectacular. Consumer spending remained steady, but the only obvious beneficiary was the auto industry. Gains in the housing market met some headwinds, as mortgage rates rose and sales slipped somewhat. Nevertheless, the recovery in housing remained intact.

The Federal Reserve (the Fed) unsettled investors with a hint that it was ready to taper its purchase of U.S. Treasury and mortgage securities. However, its failure to take any action in a September meeting rallied stocks to new highs and brought bonds back into positive territory for the quarter. Small-cap stocks were the U.S. market leaders. Growth outperformed value in a quarter dominated by the materials, industrials and consumer discretionary sectors. Developed markets led the global rally, driven by strengthening economic conditions in the eurozone. Certain emerging stock markets, including China’s, bounced back with returns in line with those of the United States. India and Indonesia were exceptions to that trend, as fears of the Fed’s tapering efforts rattled investors in both countries.

Improved risk appetites boosted fixed income

Following a weak second quarter, the fixed-income markets made up some ground in the third quarter of 2013. As yields fell, bond prices rallied enough to push returns on non-Treasury sectors into positive territory. Risk appetites improved in response to continued liquidity from the Fed. Against this backdrop, U.S. high-yield and foreign bonds led the fixed-income markets, along with mortgage-backed securities and emerging market bonds. The U.S. municipal bond market was the exception, as it slipped into negative territory in the final week of the period, pressured by heightened concerns over Puerto Rico, potential municipal bankruptcies and continued fund redemptions.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation’s largest asset managers. At the heart of our success and, most importantly, that of our investors, are highly talented industry professionals, brought together by a unique way of working. At Columbia Management, reaching our performance goals matters, and how we reach them matters just as much.

Visit columbiamanagement.com for:

>	The Columbia Management Perspectives blog, offering insights on current market events and investment opportunities

>	Detailed up-to-date fund performance and portfolio information

>	Quarterly fund commentaries

>	Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton

President, Columbia Funds

Investing involves risk including the risk of loss of principal.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2013

Columbia Flexible Capital Income Fund

Fund Investment Manager

Columbia Management Investment

Advisers, LLC

225 Franklin Street

Boston, MA 02110

Fund Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street

Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment

Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia Flexible Capital Income Fund

Performance Overview

(Unaudited)

Performance Summary

>	Columbia Flexible Capital Income Fund (the Fund) Class A shares returned 5.36% excluding sales charges for the six-month period that ended November 30, 2013.

>	The Fund underperformed its Blended Index, which returned 6.67% for the same six-month period.

>	The Fund outperformed the Barclays U.S. Aggregate Bond Index, which returned -0.56% for the same time period.

Average Annual Total Returns (%) (for period ended November 30, 2013)
	Inception	6 Months cumulative	1 Year	Life
Class A	07/28/11
Excluding sales charges		5.36	17.82	13.32
Including sales charges		-0.69	11.06	10.49
Class C	07/28/11
Excluding sales charges		4.99	16.86	12.46
Including sales charges		3.99	15.86	12.46
Class I	07/28/11	5.53	18.06	13.62
Class R	07/28/11	5.23	17.42	12.98
Class R4*	11/08/12	5.47	17.98	13.42
Class R5*	11/08/12	5.48	18.00	13.43
Class W	07/28/11	5.36	17.75	13.27
Class Z	07/28/11	5.50	18.10	13.55
Blended Index		6.67	18.57	12.12
Barclays U.S. Aggregate Bond Index		-0.56	-1.61	2.83

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Blended Index, established by the Investment Manager, is comprised of one-third each of the Russell 1000 Value Index, the Barclays U.S. Corporate Investment Grade & High Yield Index and the Barclays U.S. Convertible Composite Index. The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The Barclays U.S. Corporate Investment Grade & High Yield Index is a broad-based benchmark that measures the performance of investment grade and non-investment grade, fixed-rate and taxable corporate bonds. It includes USD-denominated securities publicly issued by U.S. and non U.S. industrial, utility, and financial issuers that meet specified maturity, liquidity, and quality requirements. The Barclays U.S. Convertibles Composite Index measures the performance of all four major classes of USD equity-linked securities including: convertible cash coupon bonds, zero-coupon bonds, preferred convertibles with fixed par amounts and mandatory equity-linked securities.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2013

Columbia Flexible Capital Income Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at November 30, 2013)
Chesapeake Energy Corp., 5.750%	1.6
General Electric Co.	1.6
Chevron Corp.	1.5
AbbVie, Inc.	1.5
Verizon Communications, Inc.	1.4
Stanley Black & Decker, Inc. 5.750% 2053	1.3
International Paper Co.	1.3
BP PLC, ADR	1.3
GlaxoSmithKline PLC, ADR	1.2
Bunge Ltd., 4.875%	1.1

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at November 30, 2013)
Common Stocks	37.0
Consumer Staples	2.0
Energy	4.8
Financials	9.5
Health Care	4.6
Industrials	3.5
Information Technology	4.1
Materials	3.2
Telecommunication Services	3.3
Utilities	2.0
Convertible Bonds	22.0
Convertible Preferred Stocks	14.6
Consumer Staples	1.9
Energy	1.5
Financials	5.6
Health Care	0.5
Industrials	1.2
Telecommunication Services	1.0
Utilities	2.9
Corporate Bonds & Notes	22.1
Money Market Funds	3.9
Preferred Stocks	0.4
Financials	0.4
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Portfolio Management

David King, CFA

Yan Jin

Semiannual Report 2013	3

Columbia Flexible Capital Income Fund

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

June 1, 2013 – November 30, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,053.60	1,019.90	5.17	5.09	1.01
Class C	1,000.00	1,000.00	1,049.90	1,016.06	9.10	8.95	1.78
Class I	1,000.00	1,000.00	1,055.30	1,021.24	3.79	3.73	0.74
Class R	1,000.00	1,000.00	1,052.30	1,018.35	6.75	6.64	1.32
Class R4	1,000.00	1,000.00	1,054.70	1,021.09	3.94	3.88	0.77
Class R5	1,000.00	1,000.00	1,054.80	1,020.99	4.05	3.98	0.79
Class W	1,000.00	1,000.00	1,053.60	1,019.55	5.53	5.44	1.08
Class Z	1,000.00	1,000.00	1,055.00	1,021.04	4.00	3.93	0.78

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

4	Semiannual Report 2013

Columbia Flexible Capital Income Fund

Portfolio of Investments

November 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 37.7%
Issuer	Shares	Value ($)
Consumer Staples 2.1%
Household Products 1.0%

Procter & Gamble Co. (The)	22,030	1,855,366

Tobacco 1.1%

Philip Morris International, Inc.	22,220	1,900,699

Total Consumer Staples		3,756,065

Energy 4.8%
Energy Equipment & Services 1.0%

Ensco PLC, Class A	32,500	1,920,100

Oil, Gas & Consumable Fuels 3.8%

BP PLC, ADR	47,500	2,232,975

Chevron Corp.	22,000	2,693,680

ConocoPhillips	26,060	1,897,168

Total		6,823,823

Total Energy		8,743,923

Financials 9.6%
Capital Markets 2.0%

Ares Capital Corp.	100,420	1,845,720

BlackRock, Inc.	6,130	1,855,857

Total		3,701,577

Commercial Banks 3.9%

Bank of Montreal	20,000	1,395,000

Cullen/Frost Bankers, Inc.	26,140	1,877,375

Huntington Bancshares, Inc.	209,340	1,921,741

U.S. Bancorp	47,500	1,862,950

Total		7,057,066

Diversified Financial Services 1.1%

JPMorgan Chase & Co.	34,040	1,947,769

Insurance 1.0%

Aflac, Inc.	28,020	1,859,687

Real Estate Investment Trusts (REITs) 1.6%

Colony Financial, Inc.	44,440	898,577

Starwood Property Trust, Inc.	70,000	1,950,900

Total		2,849,477

Total Financials		17,415,576

Health Care 4.7%
Pharmaceuticals 4.7%

AbbVie, Inc.	55,170	2,672,986

GlaxoSmithKline PLC, ADR	40,000	2,116,800

Johnson & Johnson	19,010	1,799,487

Common Stocks (continued)
Issuer	Shares	Value ($)

Merck & Co., Inc.	37,500	1,868,625

Total		8,457,898

Total Health Care		8,457,898

Industrials 3.6%
Aerospace & Defense 1.1%

Raytheon Co.	21,950	1,946,526

Industrial Conglomerates 1.5%

General Electric Co.	103,140	2,749,713

Road & Rail 1.0%

CSX Corp.	66,830	1,822,454

Total Industrials		6,518,693

Information Technology 4.2%
Computers & Peripherals 1.0%

Apple, Inc.	3,360	1,868,395

IT Services 1.0%

Automatic Data Processing, Inc.	23,000	1,840,460

Semiconductors & Semiconductor Equipment 2.2%

Analog Devices, Inc.	41,430	1,997,755

Microchip Technology, Inc.	42,990	1,861,037

Total		3,858,792

Total Information Technology		7,567,647

Materials 3.3%
Chemicals 2.0%

Dow Chemical Co. (The)	47,670	1,861,990

EI du Pont de Nemours & Co.	29,030	1,781,862

Total		3,643,852

Paper & Forest Products 1.3%

International Paper Co.	48,030	2,240,599

Total Materials		5,884,451

Telecommunication Services 3.4%
Diversified Telecommunication Services 3.4%

AT&T, Inc.	49,360	1,737,966

CenturyLink, Inc.	57,500	1,765,250

Verizon Communications, Inc.	51,500	2,555,430

Total		6,058,646

Total Telecommunication Services		6,058,646

Utilities 2.0%
Electric Utilities 1.0%

Duke Energy Corp.	25,320	1,771,387

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	5

Columbia Flexible Capital Income Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Multi-Utilities 1.0%

Dominion Resources, Inc.	28,500	1,849,935

Total Utilities		3,621,322

Total Common Stocks
(Cost: $58,854,735)		68,024,221

Preferred Stocks 0.4%
Financials 0.4%
Commercial Banks 0.4%

Synovus Financial Corp.	28,000	766,360

Total Financials		766,360

Total Preferred Stocks
(Cost: $708,855)		766,360

Convertible Preferred Stocks 14.9%
Consumer Staples 2.0%
Food Products 2.0%

Bunge Ltd., 4.875%	19,100	2,027,465

Post Holdings, Inc., 3.750%(a)	12,000	1,461,528

Total		3,488,993

Total Consumer Staples		3,488,993

Energy 1.5%
Oil, Gas & Consumable Fuels 1.5%

Chesapeake Energy Corp., 5.750%(a)	2,400	2,751,000

Total Energy		2,751,000

Financials 5.7%
Commercial Banks 1.0%

Wells Fargo & Co., 7.500%	1,600	1,802,000

Diversified Financial Services 1.0%

Bank of America Corp., 7.250%	1,700	1,827,500

Real Estate Investment Trusts (REITs) 3.7%

Alexandria Real Estate Equities, Inc., 7.000%	75,000	1,884,375

Health Care REIT, Inc., 6.500%	36,000	1,940,400

Weyerhaeuser Co., 6.375%	34,000	1,863,880

iStar Financial, Inc., 4.500%	16,000	931,464

Total		6,620,119

Total Financials		10,249,619

Health Care 0.5%
Health Care Equipment & Supplies 0.5%

Alere, Inc., 3.000%	3,110	865,233

Total Health Care		865,233

Convertible Preferred Stocks (continued)
Issuer	Shares	Value ($)
Industrials 1.2%
Aerospace & Defense 1.0%

United Technologies Corp., 7.500%	27,500	1,797,400

Machinery 0.2%

Stanley Black & Decker, Inc., 6.250%	3,886	396,862

Total Industrials		2,194,262

Telecommunication Services 1.0%
Wireless Telecommunication Services 1.0%

Crown Castle International Corp., 4.500%	18,000	1,809,792

Total Telecommunication Services		1,809,792

Utilities 3.0%
Electric Utilities 2.0%

NextEra Energy, Inc., 5.599%	31,000	1,772,037

PPL Corp., 8.750%	35,000	1,851,850

Total		3,623,887

Multi-Utilities 1.0%

CenterPoint Energy, Inc., 3.547%(b)	35,000	1,828,750

Total Utilities		5,452,637

Total Convertible Preferred Stocks (Cost: $25,277,253)		26,811,536

Corporate Bonds & Notes 22.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.7%
ADS Tactical, Inc. Senior Secured(a)
04/01/18	11.000%	998,000	900,695

Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%	286,000	309,595

Total			1,210,290

Automotive 2.5%
Allison Transmission, Inc.(a)
05/15/19	7.125%	1,500,000	1,616,250

Goodyear Tire & Rubber Co. (The)
03/01/21	6.500%	1,700,000	1,802,000

Visteon Corp.
04/15/19	6.750%	1,120,000	1,190,000

Total			4,608,250

Banking 0.6%
Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	931,000	1,052,030

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2013

Columbia Flexible Capital Income Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Building Materials 1.3%
Stanley Black & Decker, Inc.(b)(c)
12/15/53	5.750%	2,300,000	2,363,250

Construction Machinery 0.8%
United Rentals North America, Inc.
09/15/20	8.375%	1,300,000	1,449,500

Diversified Manufacturing 2.0%
Gardner Denver, Inc. Senior Unsecured(a)
08/15/21	6.875%	1,800,000	1,804,500

Hamilton Sundstrand Corp. Senior Unsecured(a)
12/15/20	7.750%	1,650,000	1,740,750

Total			3,545,250

Electric 1.0%
AES Corp. (The) Senior Unsecured
07/01/21	7.375%	1,600,000	1,808,000

Food and Beverage 0.8%
Chiquita Brands International, Inc./LLC Senior Secured(a)
02/01/21	7.875%	833,000	892,351

Shearer’s Foods, Inc. LLC Senior Secured(a)
11/01/19	9.000%	475,000	509,438

Total			1,401,789

Health Care 2.0%
Alere, Inc.
06/15/20	6.500%	1,700,000	1,742,500

HCA, Inc. Senior Secured
03/15/22	5.875%	1,750,000	1,815,625

Total			3,558,125

Home Construction 1.0%
Beazer Homes USA, Inc.
06/15/18	9.125%	1,650,000	1,753,125

Independent Energy 2.8%
Goodrich Petroleum Corp.
03/15/19	8.875%	1,800,000	1,890,000

Laredo Petroleum, Inc.
02/15/19	9.500%	1,200,000	1,338,000

Stone Energy Corp.
11/15/22	7.500%	1,800,000	1,881,000

Total			5,109,000

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Media Non-Cable 1.0%
AMC Networks, Inc.
07/15/21	7.750%	1,600,000	1,800,000

Metals 2.0%
Alpha Natural Resources, Inc.
04/15/18	9.750%	1,700,000	1,780,750

United States Steel Corp. Senior Unsecured
04/01/21	6.875%	1,750,000	1,811,250

Total			3,592,000

Pharmaceuticals 0.5%
Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured(a)
12/01/19	9.500%	882,000	990,045

Retailers 1.3%
99 Cents Only Stores
12/15/19	11.000%	600,000	678,000

Rite Aid Corp.
03/15/20	9.250%	700,000	807,625

Senior Unsecured
02/15/27	7.700%	940,000	961,150

Total			2,446,775

Wireless 1.7%
NII International Telecom SCA(a)
08/15/19	7.875%	1,700,000	1,224,000

Sprint Communications, Inc.(a)
11/15/18	9.000%	1,500,000	1,813,125

Total			3,037,125

Wirelines 0.5%
Level 3 Financing, Inc.
06/01/20	7.000%	850,000	903,125

Total Corporate Bonds & Notes (Cost: $39,579,848)			40,627,679

Convertible Bonds 22.5%
Automotive 0.7%
Navistar International Corp. Senior Subordinated Notes(a)
10/15/18	4.500%	1,280,000	1,339,789

Banking 0.5%
Walter Investment Management Corp. Senior Subordinated Notes
11/01/19	4.500%	910,000	943,556

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	7

Columbia Flexible Capital Income Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Building Materials 0.8%
Cemex SAB de CV Subordinated Notes
03/15/18	3.750%	1,100,000	1,410,063

Diversified Manufacturing 0.5%
GT Advanced Technologies, Inc. Senior Unsecured
10/01/17	3.000%	580,000	865,288

Food and Beverage 0.5%
Chiquita Brands International, Inc. Senior Unsecured
08/15/16	4.250%	1,000,000	963,750

Gaming 1.0%
MGM Resorts International
04/15/15	4.250%	1,450,000	1,755,406

Health Care 2.1%
HeartWare International, Inc. Senior Unsecured
12/15/17	3.500%	800,000	965,500

Omnicare, Inc.
04/01/42	3.750%	1,200,000	1,738,776

Teleflex, Inc. Senior Subordinated Notes
08/01/17	3.875%	600,000	987,750

Total			3,692,026

Home Construction 0.8%
Lennar Corp.(a)
11/15/21	3.250%	820,000	1,371,450

Independent Energy 0.5%
Endeavour International Corp.
07/15/16	5.500%	1,160,000	921,475

Media Non-Cable 0.5%
Liberty Interactive LLC Senior Unsecured(a)
03/30/43	0.750%	770,000	962,847

Metals 0.8%
Jaguar Mining, Inc. Senior Unsecured(a)
11/01/14	4.500%	500,000	99,687

James River Coal Co.(a)
06/01/18	10.000%	1,218,000	522,979

Molycorp, Inc. Senior Unsecured
09/01/17	6.000%	1,100,000	780,120

Total			1,402,786

Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Non-Captive Consumer 0.5%
DFC Global Corp. Senior Unsecured
04/15/17	3.250%	1,009,000	893,631

Non-Captive Diversified 0.5%
Air Lease Corp. Senior Unsecured
12/01/18	3.875%	700,000	934,938

Other Financial Institutions 1.0%
Forest City Enterprises, Inc. Senior Unsecured(a)
08/15/20	3.625%	1,697,000	1,760,960

Other Industry 0.6%
WESCO International, Inc.
09/15/29	6.000%	330,000	1,012,894

Pharmaceuticals 1.1%
Dendreon Corp. Senior Unsecured
01/15/16	2.875%	1,800,000	1,080,000

InterMune, Inc. Senior Unsecured
09/15/18	2.500%	1,050,000	931,875

Total			2,011,875

Property & Casualty 1.0%
MGIC Investment Corp. Senior Unsecured
05/01/17	5.000%	820,000	913,939

Radian Group, Inc. Senior Unsecured
11/15/17	3.000%	680,000	972,825

Total			1,886,764

Railroads 1.0%
Greenbrier Companies, Inc. (The) Senior Unsecured
04/01/18	3.500%	1,550,000	1,796,062

Refining 1.0%
Clean Energy Fuels Corp. Senior Unsecured(a)
10/01/18	5.250%	1,750,000	1,768,217

REITs 1.0%
Blackstone Mortgage Trust, Inc. Senior Unsecured
12/01/18	5.250%	1,760,000	1,786,259

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2013

Columbia Flexible Capital Income Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Technology 4.3%
Ciena Corp. Senior Unsecured(a)
10/15/18	3.750%	1,350,000	1,847,421

Ixia Senior Notes
12/15/15	3.000%	840,000	909,825

Mentor Graphics Corp.
04/01/31	4.000%	1,420,000	1,825,587

NQ Mobile, Inc. Senior Unsecured(a)
10/15/18	4.000%	555,000	378,788

Nuance Communications, Inc. Senior Unsecured
11/01/31	2.750%	2,000,000	1,910,000

TiVo, Inc. Senior Unsecured(a)
03/15/16	4.000%	700,000	934,062

Total			7,805,683

Tobacco 0.8%
Vector Group Ltd. Senior Unsecured(b)
01/15/19	2.500%	1,150,000	1,351,250

Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Transportation Services 1.0%
DryShips, Inc. Senior Unsecured
12/01/14	5.000%	940,000	914,737

Wabash National Corp. Senior Unsecured
05/01/18	3.375%	740,000	965,959

Total			1,880,696

Total Convertible Bonds
(Cost: $38,167,697)			40,517,665

Money Market Funds 4.0%
		Shares	Value ($)

JPMorgan Prime Money Market Fund, 0.010%(d)		7,195,583	7,195,583

Total Money Market Funds
(Cost: $7,195,583)			7,195,583

Total Investments
(Cost: $169,783,971)			183,943,044

Other Assets & Liabilities, Net			(3,573,628)

Net Assets			180,369,416

Notes to Portfolio of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2013, the value of these securities amounted to $26,689,882 or 14.80% of net assets.

(b)	Variable rate security.

(c)	Represents a security purchased on a when-issued or delayed delivery basis.

(d)	The rate shown is the seven-day current annualized yield at November 30, 2013.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	9

Columbia Flexible Capital Income Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Fair Value Measurements (continued)

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities

Common Stocks

Consumer Staples	3,756,065	—	—	3,756,065

Energy	8,743,923	—	—	8,743,923

Financials	17,415,576	—	—	17,415,576

Health Care	8,457,898	—	—	8,457,898

Industrials	6,518,693	—	—	6,518,693

Information Technology	7,567,647	—	—	7,567,647

Materials	5,884,451	—	—	5,884,451

Telecommunication Services	6,058,646	—	—	6,058,646

Utilities	3,621,322	—	—	3,621,322

Preferred Stocks

Financials	766,360	—	—	766,360

Convertible Preferred Stocks

Consumer Staples	—	3,488,993	—	3,488,993

Energy	—	2,751,000	—	2,751,000

Financials	7,433,780	2,815,839	—	10,249,619

Health Care	865,233	—	—	865,233

Industrials	1,797,400	396,862	—	2,194,262

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2013

Columbia Flexible Capital Income Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Fair Value Measurements (continued)

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)

Telecommunication Services	—	1,809,792	—	1,809,792

Utilities	1,851,850	3,600,787	—	5,452,637

Total Equity Securities	80,738,844	14,863,273	—	95,602,117

Bonds

Corporate Bonds & Notes	—	40,627,679	—	40,627,679

Convertible Bonds	—	40,517,665	—	40,517,665

Total Bonds	—	81,145,344	—	81,145,344

Mutual Funds

Money Market Funds	7,195,583	—	—	7,195,583

Total Mutual Funds	7,195,583	—	—	7,195,583

Total	87,934,427	96,008,617	—	183,943,044

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	11

Columbia Flexible Capital Income Fund

Statement of Assets and Liabilities

November 30, 2013 (Unaudited)

Assets

Investments, at value

(identified cost $169,783,971)	$183,943,044

Receivable for:

Investments sold	145,801

Investments sold on a delayed delivery basis	101,500

Capital shares sold	319,166

Dividends	304,474

Interest	1,132,587

Reclaims	1,389

Expense reimbursement due from Investment Manager	1,154

Prepaid expenses	2,425

Other assets	37,038

Total assets	185,988,578

Liabilities

Payable for:

Investments purchased	2,380,379

Investments purchased on a delayed delivery basis	2,400,000

Capital shares purchased	756,215

Investment management fees	5,926

Distribution and/or service fees	1,590

Transfer agent fees	30,720

Administration fees	603

Compensation of board members	8,190

Other expenses	35,539

Total liabilities	5,619,162

Net assets applicable to outstanding capital stock	$180,369,416

Represented by

Paid-in capital	$159,319,136

Undistributed net investment income	1,148,370

Accumulated net realized gain	5,742,848

Unrealized appreciation (depreciation) on:

Investments	14,159,073

Foreign currency translations	(11)

Total — representing net assets applicable to outstanding capital stock	$180,369,416

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2013

Columbia Flexible Capital Income Fund

Statement of Assets and Liabilities (continued)

November 30, 2013 (Unaudited)

Class A

Net assets	$67,993,668

Shares outstanding	5,484,344

Net asset value per share	$12.40

Maximum offering price per share(a)	$13.16

Class C

Net assets	$11,989,268

Shares outstanding	972,303

Net asset value per share	$12.33

Class I

Net assets	$85,854,140

Shares outstanding	6,921,001

Net asset value per share	$12.40

Class R

Net assets	$52,587

Shares outstanding	4,244

Net asset value per share	$12.39

Class R4

Net assets	$818,180

Shares outstanding	65,591

Net asset value per share	$12.47

Class R5

Net assets	$4,998,280

Shares outstanding	400,710

Net asset value per share	$12.47

Class W

Net assets	$31,563

Shares outstanding	2,545

Net asset value per share	$12.40

Class Z

Net assets	$8,631,730

Shares outstanding	696,206

Net asset value per share	$12.40

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	13

Columbia Flexible Capital Income Fund

Statement of Operations

Six Months Ended November 30, 2013 (Unaudited)

Net investment income

Income:

Dividends	$1,663,400

Interest	1,769,132

Foreign taxes withheld	(2,176)

Total income	3,430,356

Expenses:

Investment management fees	436,711

Distribution and/or service fees

Class A	46,815

Class C	26,838

Class R	54

Class W	4,713

Transfer agent fees

Class A	46,201

Class C	6,655

Class R	23

Class R4	1,165

Class R5	2,771

Class W	8,863

Class Z	8,440

Administration fees	44,411

Compensation of board members	6,573

Custodian fees	2,729

Printing and postage fees	18,695

Registration fees	42,205

Professional fees	18,824

Other	5,539

Total expenses	728,225

Fees waived or expenses reimbursed by Investment Manager and its affiliates	(92,821)

Total net expenses	635,404

Net investment income	2,794,952

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	2,473,609

Foreign currency translations	(76)

Net realized gain	2,473,533

Net change in unrealized appreciation (depreciation) on:

Investments	3,221,503

Foreign currency translations	(11)

Net change in unrealized appreciation (depreciation)	3,221,492

Net realized and unrealized gain	5,695,025

Net increase in net assets resulting from operations	$8,489,977

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2013

Columbia Flexible Capital Income Fund

Statement of Changes in Net Assets

	Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013(a)
Operations

Net investment income	$2,794,952	$4,353,048

Net realized gain	2,473,533	4,118,079

Net change in unrealized appreciation (depreciation)	3,221,492	11,093,527

Net increase in net assets resulting from operations	8,489,977	19,564,654

Distributions to shareholders

Net investment income

Class A	(515,621)	(301,726)

Class C	(54,722)	(14,606)

Class I	(1,595,222)	(3,416,411)

Class R	(407)	(99)

Class R4	(14,164)	(62)

Class R5	(245,482)	(62)

Class W	(80,376)	(313,249)

Class Z	(96,577)	(89,211)

Net realized gains

Class A	—	(34,123)

Class C	—	(1,854)

Class I	—	(347,390)

Class R	—	(12)

Class R4	—	(11)

Class R5	—	(11)

Class W	—	(41,472)

Class Z	—	(9,796)

Total distributions to shareholders	(2,602,571)	(4,570,095)

Increase (decrease) in net assets from capital stock activity	46,692,756	16,604,479

Total increase in net assets	52,580,162	31,599,038

Net assets at beginning of period	127,789,254	96,190,216

Net assets at end of period	$180,369,416	$127,789,254

Undistributed net investment income	$1,148,370	$955,989

(a)	Class R4 and Class R5 are for the period from November 8, 2012 (commencement of operations) to May 31, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	15

Columbia Flexible Capital Income Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31, 2013(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class A shares

Subscriptions	4,450,007	53,731,241	840,200	9,593,133

Distributions reinvested	43,387	515,569	30,228	335,730

Redemptions	(306,192)	(3,707,698)	(60,710)	(696,507)

Net increase	4,187,202	50,539,112	809,718	9,232,356

Class C shares

Subscriptions	822,657	9,930,696	144,395	1,680,773

Distributions reinvested	4,616	54,681	1,468	16,356

Redemptions	(16,557)	(198,270)	(3,032)	(33,366)

Net increase	810,716	9,787,107	142,831	1,663,763

Class I shares

Subscriptions	18,120	221,010	94,871	1,043,309

Distributions reinvested	135,643	1,595,170	333,188	3,670,361

Redemptions	(264,599)	(3,190,925)	(1,326,771)	(14,704,394)

Net decrease	(110,836)	(1,374,745)	(898,712)	(9,990,724)

Class R shares

Subscriptions	3,964	48,500	—	—

Distributions reinvested	30	358	—	—

Net increase	3,994	48,858	—	—

Class R4 shares

Subscriptions	40,290	487,765	74,408	906,056

Distributions reinvested	1,202	14,112	—	—

Redemptions	(50,309)	(612,584)	—	—

Net increase (decrease)	(8,817)	(110,707)	74,408	906,056

Class R5 shares

Subscriptions	86,891	1,059,251	1,379,144	16,814,891

Distributions reinvested	20,901	245,430	—	—

Redemptions	(1,082,232)	(13,212,601)	(3,994)	(48,570)

Net increase (decrease)	(974,440)	(11,907,920)	1,375,150	16,766,321

Class W shares

Subscriptions	15,375	184,332	191,625	2,105,590

Distributions reinvested	6,837	80,324	32,332	354,604

Redemptions	(426,532)	(5,227,919)	(590,466)	(6,702,482)

Net decrease	(404,320)	(4,963,263)	(366,509)	(4,242,288)

Class Z shares

Subscriptions	398,455	4,827,101	207,128	2,337,264

Distributions reinvested	8,158	96,478	8,900	98,850

Redemptions	(20,655)	(249,265)	(14,924)	(167,119)

Net increase	385,958	4,674,314	201,104	2,268,995

Total net increase	3,889,457	46,692,756	1,337,990	16,604,479

(a)	Class R4 and Class R5 are for the period from November 8, 2012 (commencement of operations) to May 31, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2013

Columbia Flexible Capital Income Fund

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended November 30, 2013		Year Ended May 31,
Class A	(Unaudited)		2013	2012(a)
Per share data
Net asset value, beginning of period	$11.98		$10.32	$10.00

Income from investment operations:

Net investment income	0.21		0.45	0.33

Net realized and unrealized gain	0.42		1.69	0.16	(b)

Total from investment operations	0.63		2.14	0.49

Less distributions to shareholders:

Net investment income	(0.21)		(0.43)	(0.17)

Net realized gains	—		(0.05)	(0.00	)(c)

Total distributions to shareholders	(0.21)		(0.48)	(0.17)

Net asset value, end of period	$12.40		$11.98	$10.32

Total return	5.36%		21.18%	4.97%

Ratios to average net assets(d)

Total gross expenses	1.28	%(e)	1.85%	2.02	%(e)

Total net expenses(f)	1.01	%(e)	1.10%	1.10	%(e)

Net investment income	3.59	%(e)	4.03%	3.91	%(e)

Supplemental data

Net assets, end of period (in thousands)	$67,994		$15,534	$5,029

Portfolio turnover	25%		63%	36%

Notes to Financial Highlights

(a)	For the period from July 28, 2011 (commencement of operations) to May 31, 2012.

(b)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)	Rounds to zero.

(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)	Annualized.

(f)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	17

Columbia Flexible Capital Income Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2013		Year Ended May 31,
Class C	(Unaudited)		2013	2012(a)
Per share data
Net asset value, beginning of period	$11.91		$10.28	$10.00

Income from investment operations:

Net investment income	0.17		0.37	0.27

Net realized and unrealized gain	0.42		1.67	0.15	(b)

Total from investment operations	0.59		2.04	0.42

Less distributions to shareholders:

Net investment income	(0.17)		(0.36)	(0.14)

Net realized gains	—		(0.05)	(0.00	)(c)

Total distributions to shareholders	(0.17)		(0.41)	(0.14)

Net asset value, end of period	$12.33		$11.91	$10.28

Total return	4.99%		20.26%	4.27%

Ratios to average net assets(d)

Total gross expenses	2.03	%(e)	2.63%	2.73	%(e)

Total net expenses(f)	1.78	%(e)	1.85%	1.85	%(e)

Net investment income	2.81	%(e)	3.26%	3.18	%(e)

Supplemental data

Net assets, end of period (in thousands)	$11,989		$1,925	$193

Portfolio turnover	25%		63%	36%

Notes to Financial Highlights

(a)	For the period from July 28, 2011 (commencement of operations) to May 31, 2012.

(b)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)	Rounds to zero.

(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)	Annualized.

(f)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2013

Columbia Flexible Capital Income Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2013		Year Ended May 31,
Class I	(Unaudited)		2013	2012(a)
Per share data
Net asset value, beginning of period	$11.98		$10.32	$10.00

Income from investment operations:

Net investment income	0.24		0.48	0.37

Net realized and unrealized gain	0.41		1.69	0.14	(b)

Total from investment operations	0.65		2.17	0.51

Less distributions to shareholders:

Net investment income	(0.23)		(0.46)	(0.19)

Net realized gains	—		(0.05)	(0.00	)(c)

Total distributions to shareholders	(0.23)		(0.51)	(0.19)

Net asset value, end of period	$12.40		$11.98	$10.32

Total return	5.53%		21.55%	5.14%

Ratios to average net assets(d)

Total gross expenses	0.78	%(e)	0.86%	1.12	%(e)

Total net expenses(f)	0.74	%(e)	0.78%	0.74	%(e)

Net investment income	3.91	%(e)	4.33%	4.19	%(e)

Supplemental data

Net assets, end of period (in thousands)	$85,854		$84,270	$81,861

Portfolio turnover	25%		63%	36%

Notes to Financial Highlights

(a)	For the period from July 28, 2011 (commencement of operations) to May 31, 2012.

(b)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)	Rounds to zero.

(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)	Annualized.

(f)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	19

Columbia Flexible Capital Income Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2013		Year Ended May 31,
Class R	(Unaudited)		2013	2012(a)
Per share data
Net asset value, beginning of period	$11.97		$10.31	$10.00

Income from investment operations:

Net investment income	0.20		0.42	0.30

Net realized and unrealized gain	0.42		1.69	0.16	(b)

Total from investment operations	0.62		2.11	0.46

Less distributions to shareholders:

Net investment income	(0.20)		(0.40)	(0.15)

Net realized gains	—		(0.05)	(0.00	)(c)

Total distributions to shareholders	(0.20)		(0.45)	(0.15)

Net asset value, end of period	$12.39		$11.97	$10.31

Total return	5.23%		20.87%	4.64%

Ratios to average net assets(d)

Total gross expenses	1.49	%(e)	2.12%	2.42	%(e)

Total net expenses(f)	1.32	%(e)	1.35%	1.35	%(e)

Net investment income	3.34	%(e)	3.79%	3.48	%(e)

Supplemental data

Net assets, end of period (in thousands)	$53		$3	$3

Portfolio turnover	25%		63%	36%

Notes to Financial Highlights

(a)	For the period from July 28, 2011 (commencement of operations) to May 31, 2012.

(b)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)	Rounds to zero.

(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)	Annualized.

(f)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2013

Columbia Flexible Capital Income Fund

Financial Highlights (continued)

Class R4	Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31, 2013(a)
Per share data
Net asset value, beginning of period	$12.05		$10.93

Income from investment operations:

Net investment income	0.24		0.36

Net realized and unrealized gain	0.41		1.08

Total from investment operations	0.65		1.44

Less distributions to shareholders:

Net investment income	(0.23)		(0.27)

Net realized gains	—		(0.05)

Total distributions to shareholders	(0.23)		(0.32)

Net asset value, end of period	$12.47		$12.05

Total return	5.47%		13.40%

Ratios to average net assets(b)

Total gross expenses	1.10	%(c)	1.59	%(c)

Total net expenses(d)	0.77	%(c)	0.85	%(c)

Net investment income	3.87	%(c)	4.28	%(c)

Supplemental data

Net assets, end of period (in thousands)	$818		$897

Portfolio turnover	25%		63%

Notes to Financial Highlights

(a)	For the period from November 8, 2012 (commencement of operations) to May 31, 2013.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	21

Columbia Flexible Capital Income Fund

Financial Highlights (continued)

Class R5	Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31, 2013(a)
Per share data
Net asset value, beginning of period	$12.05		$10.93

Income from investment operations:

Net investment income	0.24		0.37

Net realized and unrealized gain	0.41		1.07

Total from investment operations	0.65		1.44

Less distributions to shareholders:

Net investment income	(0.23)		(0.27)

Net realized gains	—		(0.05)

Total distributions to shareholders	(0.23)		(0.32)

Net asset value, end of period	$12.47		$12.05

Total return	5.48%		13.41%

Ratios to average net assets(b)

Total gross expenses	0.82	%(c)	0.86	%(c)

Total net expenses(d)	0.79	%(c)	0.84	%(c)

Net investment income	3.91	%(c)	4.29	%(c)

Supplemental data

Net assets, end of period (in thousands)	$4,998		$16,569

Portfolio turnover	25%		63%

Notes to Financial Highlights

(a)	For the period from November 8, 2012 (commencement of operations) to May 31, 2013.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

22	Semiannual Report 2013

Columbia Flexible Capital Income Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2013		Year Ended May 31,
Class W	(Unaudited)		2013	2012(a)
Per share data
Net asset value, beginning of period	$11.98		$10.32	$10.00

Income from investment operations:

Net investment income	0.22		0.44	0.28

Net realized and unrealized gain	0.41		1.69	0.21	(b)

Total from investment operations	0.63		2.13	0.49

Less distributions to shareholders:

Net investment income	(0.21)		(0.42)	(0.17)

Net realized gains	—		(0.05)	(0.00	)(c)

Total distributions to shareholders	(0.21)		(0.47)	(0.17)

Net asset value, end of period	$12.40		$11.98	$10.32

Total return	5.36%		21.13%	4.92%

Ratios to average net assets(d)

Total gross expenses	1.31	%(e)	1.91%	1.76	%(e)

Total net expenses(f)	1.08	%(e)	1.10%	1.10	%(e)

Net investment income	3.57	%(e)	3.97%	3.23	%(e)

Supplemental data

Net assets, end of period (in thousands)	$32		$4,875	$7,979

Portfolio turnover	25%		63%	36%

Notes to Financial Highlights

(a)	For the period from July 28, 2011 (commencement of operations) to May 31, 2012.

(b)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)	Rounds to zero.

(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)	Annualized.

(f)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	23

Columbia Flexible Capital Income Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2013		Year Ended May 31,
Class Z	(Unaudited)		2013	2012(a)
Per share data
Net asset value, beginning of period	$11.98		$10.32	$10.00

Income from investment operations:

Net investment income	0.23		0.48	0.36

Net realized and unrealized gain	0.42		1.68	0.14	(b)

Total from investment operations	0.65		2.16	0.50

Less distributions to shareholders:

Net investment income	(0.23)		(0.45)	(0.18)

Net realized gains	—		(0.05)	(0.00	)(c)

Total distributions to shareholders	(0.23)		(0.50)	(0.18)

Net asset value, end of period	$12.40		$11.98	$10.32

Total return	5.50%		21.46%	5.09%

Ratios to average net assets(d)

Total gross expenses	1.07	%(e)	1.61%	1.82	%(e)

Total net expenses(f)	0.78	%(e)	0.85%	0.85	%(e)

Net investment income	3.85	%(e)	4.30%	4.16	%(e)

Supplemental data

Net assets, end of period (in thousands)	$8,632		$3,716	$1,126

Portfolio turnover	25%		63%	36%

Notes to Financial Highlights

(a)	For the period from July 28, 2011 (commencement of operations) to May 31, 2012.

(b)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)	Rounds to zero.

(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)	Annualized.

(f)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

24	Semiannual Report 2013

Columbia Flexible Capital Income Fund

Notes to Financial Statements

November 30, 2013 (Unaudited)

Note 1. Organization

Columbia Flexible Capital Income Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class C, Class I, Class R, Class R4, Class R5, Class W and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other eligible investors.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain other eligible investors.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges and are available only to certain eligible investors, which are subject to different investment minimums.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such

Semiannual Report 2013	25

Columbia Flexible Capital Income Fund

Notes to Financial Statements (continued)

November 30, 2013 (Unaudited)

close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase risk since the other party to the transaction may fail to deliver which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

26	Semiannual Report 2013

Columbia Flexible Capital Income Fund

Notes to Financial Statements (continued)

November 30, 2013 (Unaudited)

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.590% to 0.500% as the Fund’s net assets increase. The annualized effective investment management fee rate for the six months ended November 30, 2013 was 0.59% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.06% to 0.04% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended November 30, 2013 was 0.06% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended November 30, 2013, other expenses paid to this company were $745.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain

Semiannual Report 2013	27

Columbia Flexible Capital Income Fund

Notes to Financial Statements (continued)

November 30, 2013 (Unaudited)

out-of-pocket fees. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares.

For the six months ended November 30, 2013, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.25%
Class C	0.25
Class R	0.22
Class R4	0.33
Class R5	0.05
Class W	0.27
Class Z	0.29

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’ initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2013, no minimum account balance fees were charged by the Fund.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A and Class W shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class C shares. For Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $38,000 for Class C shares. This amount is based on the most recent information available as of September 30, 2013, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were

$121,937 for Class A shares for the six months ended November 30, 2013.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

	October 1, 2013 through September 30, 2014	Prior to October 1, 2013
Class A	1.10%	1.10%
Class C	1.85	1.85
Class I	0.65	0.79
Class R	1.35	1.35
Class R4	0.85	0.85
Class R5	0.70	0.84
Class W	1.10	1.10
Class Z	0.85	0.85

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At November 30, 2013, the cost of investments for federal income tax purposes was approximately $169,784,000 and the

28	Semiannual Report 2013

Columbia Flexible Capital Income Fund

Notes to Financial Statements (continued)

November 30, 2013 (Unaudited)

aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$16,381,000
Unrealized depreciation	(2,222,000)
Net unrealized appreciation	$14,159,000

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $83,635,913 and $35,004,825, respectively, for the six months ended November 30, 2013.

Note 6. Shareholder Concentration

At November 30, 2013, affiliated shareholder accounts owned 78.8% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 7. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. (JPMorgan) whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum. The commitment fee is included in other expenses in the Statement of Operations.

Effective December 10, 2013, the Fund extended its revolving credit facility with JPMorgan. The credit facility agreement, as amended, continues to permit collective borrowings up to $500 million under the same terms and interest rates as described above. Effective December 10, 2013, the Fund pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended November 30, 2013.

Note 8. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 9. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2013	29

Columbia Flexible Capital Income Fund

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30	Semiannual Report 2013

Columbia Flexible Capital Income Fund

[THIS PAGE INTENTIONALLY LEFT BLANK]

Semiannual Report 2013	31

Columbia Flexible Capital Income Fund

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32	Semiannual Report 2013

Columbia Flexible Capital Income Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013	33

Columbia Flexible Capital Income Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR148_05_D01_(01/14)

Semiannual Report November 30, 2013

Columbia Mid Cap Value Opportunity Fund

President’s Message

Dear Shareholders,

A market rally led by equities

Despite threats of military action in Syria, rumblings from Iran and an impending showdown over the debt ceiling here at home, the U.S. financial markets delivered positive results in the third quarter of 2013. Stocks outperformed bonds by a substantial margin. Still, robust growth continued to elude the U.S. economy, which merely plodded along. New job growth was solid but not spectacular. Consumer spending remained steady, but the only obvious beneficiary was the auto industry. Gains in the housing market met some headwinds, as mortgage rates rose and sales slipped somewhat. Nevertheless, the recovery in housing remained intact.

The Federal Reserve (the Fed) unsettled investors with a hint that it was ready to taper its purchase of U.S. Treasury and mortgage securities. However, its failure to take any action in a September meeting rallied stocks to new highs and brought bonds back into positive territory for the quarter. Small-cap stocks were the U.S. market leaders. Growth outperformed value in a quarter dominated by the materials, industrials and consumer discretionary sectors. Developed markets led the global rally, driven by strengthening economic conditions in the eurozone. Certain emerging stock markets, including China’s, bounced back with returns in line with those of the United States. India and Indonesia were exceptions to that trend, as fears of the Fed’s tapering efforts rattled investors in both countries.

Improved risk appetites boosted fixed income

Following a weak second quarter, the fixed-income markets made up some ground in the third quarter of 2013. As yields fell, bond prices rallied enough to push returns on non-Treasury sectors into positive territory. Risk appetites improved in response to continued liquidity from the Fed. Against this backdrop, U.S. high-yield and foreign bonds led the fixed-income markets, along with mortgage-backed securities and emerging market bonds. The U.S. municipal bond market was the exception, as it slipped into negative territory in the final week of the period, pressured by heightened concerns over Puerto Rico, potential municipal bankruptcies and continued fund redemptions.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation’s largest asset managers. At the heart of our success and, most importantly, that of our investors, are highly talented industry professionals, brought together by a unique way of working. At Columbia Management, reaching our performance goals matters, and how we reach them matters just as much.

Visit columbiamanagement.com for:

>	The Columbia Management Perspectives blog, offering insights on current market events and investment opportunities

>	Detailed up-to-date fund performance and portfolio information

>	Quarterly fund commentaries

>	Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton

President, Columbia Funds

Investing involves risk including the risk of loss of principal.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2013

Columbia Mid Cap Value Opportunity Fund

Fund Investment Manager

Columbia Management Investment

Advisers, LLC

225 Franklin Street

Boston, MA 02110

Fund Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street

Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment

Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia Mid Cap Value Opportunity Fund

Performance Overview

(Unaudited)

Performance Summary

>	Columbia Mid Cap Value Opportunity Fund (the Fund) Class A shares returned 10.32% excluding sales charges for the six months ended November 30, 2013.

>	The Fund slightly underperformed its benchmark, the Russell Midcap Value Index, which returned 10.56% during the same time period.

Average Annual Total Returns (%) (for period ended November 30, 2013)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	02/14/02
Excluding sales charges		10.32	35.45	20.09	10.40
Including sales charges		4.02	27.71	18.66	9.75
Class B	02/14/02
Excluding sales charges		9.79	34.27	19.13	9.55
Including sales charges		4.79	29.27	18.93	9.55
Class C	02/14/02
Excluding sales charges		9.80	34.31	19.15	9.56
Including sales charges		8.80	33.31	19.15	9.56
Class I*	03/04/04	10.54	35.99	20.64	10.90
Class K	02/14/02	10.45	35.68	20.30	10.58
Class R*	12/11/06	10.21	35.15	19.74	10.10
Class R4*	12/11/06	10.34	35.73	20.03	10.34
Class R5*	12/11/06	10.53	35.90	20.60	10.72
Class W*	12/01/06	10.34	35.45	20.11	10.43
Class Y*	06/13/13	10.56	35.74	20.14	10.43
Class Z*	09/27/10	10.46	35.68	20.31	10.51
Russell Midcap Value Index		10.56	33.33	21.66	10.42

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Russell Midcap Value Index, an unmanaged index, measures the performance of those Russell Midcap Index companies with lower price-to-book ratios and forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2013

Columbia Mid Cap Value Opportunity Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at November 30, 2013)
Delta Air Lines, Inc.	1.3
Huntington Bancshares, Inc.	1.2
Hartford Financial Services Group, Inc.	1.2
Comerica, Inc.	1.2
CIT Group, Inc.	1.2
TRW Automotive Holdings Corp.	1.2
NV Energy, Inc.	1.2
Assured Guaranty Ltd.	1.2
Newell Rubbermaid, Inc.	1.2
United Continental Holdings, Inc.	1.2

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at November 30, 2013)
Common Stocks	96.8
Consumer Discretionary	15.0
Consumer Staples	0.9
Energy	7.2
Financials	26.4
Health Care	7.6
Industrials	15.2
Information Technology	10.1
Materials	7.8
Telecommunication Services	0.6
Utilities	6.0
Limited Partnerships	0.6
Money Market Funds	2.6
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Portfolio Management

Jarl Ginsberg, CFA, CAIA

Christian K. Stadlinger, Ph.D., CFA

David I. Hoffman

Morningstar Style Box™

The Morningstar Style Box™ is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2014 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2013	3

Columbia Mid Cap Value Opportunity Fund

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

June 1, 2013 – November 30, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)			Expenses Paid During the Period ($)			Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual		Hypothetical	Actual		Hypothetical	Actual
Class A	1,000.00	1,000.00	1,103.20		1,018.65	6.61		6.34	1.26
Class B	1,000.00	1,000.00	1,097.90		1,014.91	10.51		10.10	2.01
Class C	1,000.00	1,000.00	1,098.00		1,014.91	10.51		10.10	2.01
Class I	1,000.00	1,000.00	1,105.40		1,020.99	4.15		3.98	0.79
Class K	1,000.00	1,000.00	1,104.50		1,019.55	5.67		5.44	1.08
Class R	1,000.00	1,000.00	1,102.10		1,017.40	7.91		7.59	1.51
Class R4	1,000.00	1,000.00	1,103.40		1,019.90	5.30		5.09	1.01
Class R5	1,000.00	1,000.00	1,105.30		1,020.74	4.41		4.23	0.84
Class W	1,000.00	1,000.00	1,103.40		1,018.80	6.45		6.19	1.23
Class Y	1,000.00	1,000.00	1,101.20	*	1,020.99	3.82	*	3.98	0.79	*
Class Z	1,000.00	1,000.00	1,104.60		1,019.90	5.30		5.09	1.01

*	For the period June 13, 2013 through November 30, 2013. Class Y shares commenced operations on June 13, 2013.

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

4	Semiannual Report 2013

Columbia Mid Cap Value Opportunity Fund

Portfolio of Investments

November 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 96.4%
Issuer	Shares	Value ($)

Consumer Discretionary 14.9%
Auto Components 2.8%

American Axle & Manufacturing Holdings, Inc.(a)	335,000	6,700,000

Tenneco, Inc.(a)	130,000	7,462,000

TRW Automotive Holdings Corp.(a)	260,000	20,176,000

Visteon Corp.(a)	177,600	13,966,464

Total		48,304,464

Diversified Consumer Services 0.7%

Houghton Mifflin Harcourt Co.(a)	659,962	11,456,940

Hotels, Restaurants & Leisure 1.3%

Royal Caribbean Cruises Ltd.	329,337	14,507,295

Sonic Corp.(a)	450,000	8,905,500

Total		23,412,795

Household Durables 4.7%

D.R. Horton, Inc.	550,000	10,934,000

Helen of Troy Ltd.(a)	275,000	13,395,250

KB Home	650,000	11,394,500

Newell Rubbermaid, Inc.	650,000	19,727,500

Standard Pacific Corp.(a)	1,450,000	11,861,000

Tupperware Brands Corp.	150,000	13,701,000

Total		81,013,250

Internet & Catalog Retail 0.7%

Liberty Interactive Corp., Class A(a)	450,000	12,636,000

Media 2.5%

Interpublic Group of Companies, Inc. (The)	908,054	15,800,140

Liberty Media Corp., Class A(a)	102,509	15,731,031

Sinclair Broadcast Group, Inc., Class A	350,000	11,487,000

Total		43,018,171

Specialty Retail 2.2%

CST Brands, Inc.	125,000	4,111,250

Finish Line, Inc., Class A (The)	475,000	12,544,750

Office Depot, Inc.(a)	1,345,000	7,316,800

Sonic Automotive, Inc., Class A	385,000	9,132,200

Wet Seal, Inc. (The), Class A(a)	1,250,000	4,162,500

Total		37,267,500

Total Consumer Discretionary		257,109,120

Consumer Staples 0.9%
Personal Products 0.9%

Nu Skin Enterprises, Inc., Class A	125,000	15,980,000

Total Consumer Staples		15,980,000

Common Stocks (continued)
Issuer	Shares	Value ($)

Energy 7.2%
Energy Equipment & Services 2.4%

Helix Energy Solutions Group, Inc.(a)	600,000	13,326,000

Hercules Offshore, Inc.(a)	1,100,000	7,029,000

Hornbeck Offshore Services, Inc.(a)	200,000	10,126,000

Oil States International, Inc.(a)	110,000	11,258,500

Total		41,739,500

Oil, Gas & Consumable Fuels 4.8%

Athlon Energy, Inc.(a)	475,000	15,494,500

Delek U.S. Holdings, Inc.	350,000	10,591,000

Gulfport Energy Corp.(a)	225,000	13,146,750

HollyFrontier Corp.	350,000	16,793,000

Southwestern Energy Co.(a)	315,000	12,177,900

Whiting Petroleum Corp.(a)	235,000	14,194,000

Total		82,397,150

Total Energy		124,136,650

Financials 26.3%
Capital Markets 1.4%

Affiliated Managers Group, Inc.(a)	75,000	15,018,750

Walter Investment Management Corp.(a)	225,000	8,579,250

Total		23,598,000

Commercial Banks 7.6%

CIT Group, Inc.	400,000	20,192,000

Comerica, Inc.	450,000	20,407,500

East West Bancorp, Inc.	400,000	13,712,000

Huntington Bancshares, Inc.	2,250,000	20,655,000

Prosperity Bancshares, Inc.	200,000	12,826,000

SVB Financial Group(a)	145,000	14,679,800

Umpqua Holdings Corp.	850,000	15,648,500

Zions Bancorporation	450,000	13,198,500

Total		131,319,300

Insurance 7.5%

American Equity Investment Life Holding Co.	430,000	10,195,300

Amtrust Financial Services, Inc.	260,000	10,870,600

Assured Guaranty Ltd.	850,000	19,958,000

CNO Financial Group, Inc.	875,000	14,805,000

Hartford Financial Services Group, Inc.	575,000	20,487,250

Lincoln National Corp.	375,000	19,248,750

Principal Financial Group, Inc.	310,000	15,695,300

XL Group PLC	550,000	17,594,500

Total		128,854,700

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	5

Columbia Mid Cap Value Opportunity Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)

Real Estate Investment Trusts (REITs) 7.3%

Alexandria Real Estate Equities, Inc.	130,000	8,223,800

American Assets Trust, Inc.	275,000	8,577,250

CubeSmart	650,000	10,543,000

Highwoods Properties, Inc.	300,000	10,776,000

Hospitality Properties Trust	193,333	5,252,858

Kilroy Realty Corp.	250,000	12,587,500

National Health Investors, Inc.	110,000	6,475,700

PennyMac Mortgage Investment Trust	450,000	10,161,000

ProLogis, Inc.	450,000	17,068,500

QTS Realty Trust Inc., Class A(a)	400,000	8,328,000

SL Green Realty Corp.	200,000	18,094,000

Tanger Factory Outlet Centers	300,000	9,921,000

Total		126,008,608

Thrifts & Mortgage Finance 2.5%

EverBank Financial Corp.	650,000	11,095,500

MGIC Investment Corp.(a)	1,150,000	9,326,500

Ocwen Financial Corp.(a)	250,000	14,165,000

Radian Group, Inc.	550,000	7,843,000

Total		42,430,000

Total Financials		452,210,608

Health Care 7.6%
Health Care Equipment & Supplies 3.3%

Boston Scientific Corp.(a)	1,000,000	11,580,000

CONMED Corp.	225,000	9,159,750

Teleflex, Inc.	180,000	17,695,800

Zimmer Holdings, Inc.	211,428	19,326,634

Total		57,762,184

Health Care Providers & Services 3.7%

Cardinal Health, Inc.	240,000	15,504,000

Healthways, Inc.(a)	243,723	3,414,559

Kindred Healthcare, Inc.	600,000	10,104,000

Omnicare, Inc.	150,000	8,592,000

VCA Antech, Inc.(a)	475,000	14,226,250

WellCare Health Plans, Inc.(a)	150,000	11,145,000

Total		62,985,809

Pharmaceuticals 0.6%

Actavis PLC(a)	60,000	9,784,200

Total Health Care		130,532,193

Industrials 15.2%
Airlines 3.1%

Delta Air Lines, Inc.	750,000	21,735,000

Common Stocks (continued)
Issuer	Shares	Value ($)

U.S. Airways Group, Inc.(a)	525,000	12,327,000

United Continental Holdings, Inc.(a)	500,000	19,625,000

Total		53,687,000

Building Products 0.4%

USG Corp.(a)	250,000	6,847,500

Commercial Services & Supplies 1.3%

Deluxe Corp.	275,000	13,664,750

Steelcase, Inc., Class A	500,000	8,165,000

Total		21,829,750

Construction & Engineering 3.1%

Fluor Corp.	206,234	16,047,067

Jacobs Engineering Group, Inc.(a)	246,053	14,706,588

KBR, Inc.	350,000	11,840,500

MasTec, Inc.(a)	350,000	11,077,500

Total		53,671,655

Electrical Equipment 1.1%

Eaton Corp. PLC	260,000	18,891,600

Machinery 2.5%

AGCO Corp.	200,000	11,656,000

SPX Corp.	100,000	9,464,000

Trinity Industries, Inc.	150,000	7,786,500

Wabash National Corp.(a)	1,100,000	13,354,000

Total		42,260,500

Professional Services 0.7%

Towers Watson & Co.	100,000	11,260,000

Road & Rail 2.4%

JB Hunt Transport Services, Inc.	170,000	12,782,300

Kansas City Southern	140,000	16,942,800

Swift Transportation Co.(a)	510,000	11,806,500

Total		41,531,600

Trading Companies & Distributors 0.6%

United Rentals, Inc.(a)	160,000	10,996,800

Total Industrials		260,976,405

Information Technology 10.1%
Communications Equipment 2.8%

Alcatel-Lucent, ADR	2,750,000	11,852,500

Aruba Networks, Inc.(a)	700,000	12,488,000

Calix, Inc.(a)	575,000	5,888,000

Ciena Corp.(a)	250,000	5,552,500

F5 Networks, Inc.(a)	75,000	6,169,500

Finisar Corp.(a)	325,000	6,724,250

Total		48,674,750

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2013

Columbia Mid Cap Value Opportunity Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)

Computers & Peripherals 0.8%

NCR Corp.(a)	410,000	14,329,500

Internet Software & Services 0.9%

Endurance International Group Holdings, Inc.(a)	1,100,000	15,719,000

IT Services 1.0%

Global Cash Access Holdings, Inc.(a)	400,000	3,900,000

Unisys Corp.(a)	500,000	13,735,000

Total		17,635,000

Semiconductors & Semiconductor Equipment 2.8%

Fairchild Semiconductor International, Inc.(a)	500,000	6,365,000

Kulicke & Soffa Industries, Inc.(a)	700,000	8,834,000

RF Micro Devices, Inc.(a)	1,250,000	6,600,000

Skyworks Solutions, Inc.(a)	600,000	15,954,000

SunEdison, Inc.(a)	750,000	9,532,500

Total		47,285,500

Software 1.8%

Autodesk, Inc.(a)	200,000	9,050,000

BroadSoft, Inc.(a)	450,000	11,956,500

Mentor Graphics Corp.	400,000	9,010,000

Total		30,016,500

Total Information Technology		173,660,250

Materials 7.7%
Chemicals 2.3%

OM Group, Inc.(a)	375,000	12,352,500

PPG Industries, Inc.	95,000	17,485,700

Taminco Corp.(a)	444,923	9,574,743

Total		39,412,943

Containers & Packaging 0.8%

Rock Tenn Co., Class A	150,000	14,163,000

Metals & Mining 0.9%

Constellium NV(a)	691,822	14,957,192

Paper & Forest Products 3.7%

Boise Cascade Co.(a)	297,190	7,625,895

Clearwater Paper Corp.(a)	250,000	13,237,500

Domtar Corp.	150,000	12,826,500

KapStone Paper and Packaging Corp.	350,000	18,648,000

Louisiana-Pacific Corp.(a)	650,000	10,660,000

Schweitzer-Mauduit International, Inc.	27,600	1,424,436

Total		64,422,331

Total Materials		132,955,466

Common Stocks (continued)
Issuer	Shares	Value ($)

Telecommunication Services 0.6%
Wireless Telecommunication Services 0.6%

NII Holdings, Inc.(a)	563,343	1,430,891

United States Cellular Corp.	200,000	8,874,000

Total		10,304,891

Total Telecommunication Services		10,304,891

Utilities 5.9%
Electric Utilities 2.0%

NV Energy, Inc.	850,000	20,102,500

UIL Holdings Corp.	375,000	14,073,750

Total		34,176,250

Gas Utilities 1.1%

South Jersey Industries, Inc.	175,000	9,922,500

Southwest Gas Corp.	175,000	9,285,500

Total		19,208,000

Independent Power Producers & Energy Traders 0.7%

NRG Energy, Inc.	500,000	13,230,000

Multi-Utilities 2.1%

Public Service Enterprise Group, Inc.	550,000	17,979,500

Sempra Energy	200,000	17,688,000

Total		35,667,500

Total Utilities		102,281,750

Total Common Stocks
(Cost: $1,448,393,150)		1,660,147,333

Limited Partnerships 0.6%
Financials 0.6%
Capital Markets 0.6%

Lazard Ltd., Class A	255,518	10,662,766

Total Financials		10,662,766

Total Limited Partnerships
(Cost: $8,463,890)		10,662,766

Money Market Funds 2.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.094%(b)(c)	44,718,597	44,718,597

Total Money Market Funds
(Cost: $44,718,597)		44,718,597

Total Investments
(Cost: $1,501,575,637)		1,715,528,696

Other Assets & Liabilities, Net		7,339,101

Net Assets		1,722,867,797

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	7

Columbia Mid Cap Value Opportunity Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	The rate shown is the seven-day current annualized yield at November 30, 2013.

(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	58,276,223	277,117,296	(290,674,922)	44,718,597	27,792	44,718,597

Abbreviation Legend

ADR	AmericanDepositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs,

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2013

Columbia Mid Cap Value Opportunity Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Fair Value Measurements (continued)

any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities

Common Stocks

Consumer Discretionary	257,109,120	—	—	257,109,120

Consumer Staples	15,980,000	—	—	15,980,000

Energy	124,136,650	—	—	124,136,650

Financials	452,210,608	—	—	452,210,608

Health Care	130,532,193	—	—	130,532,193

Industrials	260,976,405	—	—	260,976,405

Information Technology	173,660,250	—	—	173,660,250

Materials	132,955,466	—	—	132,955,466

Telecommunication Services	10,304,891	—	—	10,304,891

Utilities	102,281,750	—	—	102,281,750

Total Equity Securities	1,660,147,333	—	—	1,660,147,333

Other

Limited Partnerships	10,662,766	—	—	10,662,766

Total Other	10,662,766	—	—	10,662,766

Mutual Funds

Money Market Funds	44,718,597	—	—	44,718,597

Total Mutual Funds	44,718,597	—	—	44,718,597

Total	1,715,528,696	—	—	1,715,528,696

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	9

Columbia Mid Cap Value Opportunity Fund

Statement of Assets and Liabilities

November 30, 2013 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $1,456,857,040)	$1,670,810,099

Affiliated issuers (identified cost $44,718,597)	44,718,597

Total investments (identified cost $1,501,575,637)	1,715,528,696

Receivable for:

Investments sold	23,221,139

Capital shares sold	318,432

Dividends	1,398,048

Other assets	10,152

Total assets	1,740,476,467

Liabilities

Payable for:

Investments purchased	16,341,035

Capital shares purchased	681,099

Investment management fees	66,456

Distribution and/or service fees	17,417

Transfer agent fees	250,012

Administration fees	5,141

Plan administration fees	34,350

Compensation of board members	95,134

Other expenses	118,026

Total liabilities	17,608,670

Net assets applicable to outstanding capital stock	$1,722,867,797

Represented by

Paid-in capital	$1,351,662,179

Undistributed net investment income	12,058,553

Accumulated net realized gain	145,194,006

Unrealized appreciation (depreciation) on:

Investments	213,953,059

Total — representing net assets applicable to outstanding capital stock	$1,722,867,797

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2013

Columbia Mid Cap Value Opportunity Fund

Statement of Assets and Liabilities (continued)

November 30, 2013 (Unaudited)

Class A

Net assets	$976,437,037

Shares outstanding	87,817,780

Net asset value per share	$11.12

Maximum offering price per share(a)	$11.80

Class B

Net assets	$31,109,549

Shares outstanding	2,951,293

Net asset value per share	$10.54

Class C

Net assets	$35,181,479

Shares outstanding	3,340,703

Net asset value per share	$10.53

Class I

Net assets	$79,564,212

Shares outstanding	7,020,905

Net asset value per share	$11.33

Class K

Net assets	$167,038,326

Shares outstanding	14,920,522

Net asset value per share	$11.20

Class R

Net assets	$13,483,618

Shares outstanding	1,225,086

Net asset value per share	$ 11.01

Class R4

Net assets	$29,012,069

Shares outstanding	2,612,630

Net asset value per share	$11.10

Class R5

Net assets	$237,167,484

Shares outstanding	21,124,495

Net asset value per share	$11.23

Class W

Net assets	$5,667

Shares outstanding	506

Net asset value per share	$11.20

Class Y

Net assets	$35,229,215

Shares outstanding	3,173,341

Net asset value per share	$11.10

Class Z

Net assets	$118,639,141

Shares outstanding	10,500,481

Net asset value per share	$11.30

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	11

Columbia Mid Cap Value Opportunity Fund

Statement of Operations

Six Months Ended November 30, 2013 (Unaudited)

Net investment income

Income:

Dividends — unaffiliated issuers	$11,935,550

Dividends — affiliated issuers	27,792

Interest	53,068

Foreign taxes withheld	(65,397)

Total income	11,951,013

Expenses:

Investment management fees	5,945,690

Distribution and/or service fees

Class A	1,178,428

Class B	166,803

Class C	167,211

Class R	32,536

Class W	7

Transfer agent fees

Class A	1,094,081

Class B	38,839

Class C	38,784

Class K	44,244

Class R	15,099

Class R4	33,062

Class R5	53,197

Class W	6

Class Z	129,087

Administration fees	459,586

Plan administration fees

Class K	236,604

Compensation of board members	26,035

Custodian fees	11,648

Printing and postage fees	83,693

Registration fees	73,946

Professional fees	23,996

Other	32,754

Total expenses	9,885,336

Fees waived or expenses reimbursed by Investment Manager and its affiliates	(59,768)

Expense reductions	(80)

Total net expenses	9,825,488

Net investment income	2,125,525

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	346,189,821

Foreign currency translations	(36)

Net realized gain	346,189,785

Net change in unrealized appreciation (depreciation) on:

Investments	(181,672,912)

Net change in unrealized appreciation (depreciation)	(181,672,912)

Net realized and unrealized gain	164,516,873

Net increase in net assets resulting from operations	$166,642,398

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2013

Columbia Mid Cap Value Opportunity Fund

Statement of Changes in Net Assets

	Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013
Operations

Net investment income	$2,125,525	$14,154,976

Net realized gain	346,189,785	205,697,006

Net change in unrealized appreciation (depreciation)	(181,672,912)	238,724,401

Net increase in net assets resulting from operations	166,642,398	458,576,383

Distributions to shareholders

Net investment income

Class A	—	(4,164,880)

Class I	—	(820,535)

Class K	—	(1,324,143)

Class R	—	(18,939)

Class R4	—	(155,828)

Class R5	—	(1,178,845)

Class W	—	(23)

Class Z	—	(1,189,640)

Total distributions to shareholders	—	(8,852,833)

Increase (decrease) in net assets from capital stock activity	(117,433,110)	(377,402,536)

Total increase in net assets	49,209,288	72,321,014

Net assets at beginning of period	1,673,658,509	1,601,337,495

Net assets at end of period	$1,722,867,797	$1,673,658,509

Undistributed net investment income	$12,058,553	$9,933,028

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	13

Columbia Mid Cap Value Opportunity Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended November 30, 2013(a) (Unaudited)		Year Ended May 31, 2013
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class A shares

Subscriptions(b)	4,907,706	51,687,138	8,481,198	73,024,302

Distributions reinvested	—	—	482,338	4,109,839

Redemptions	(9,572,427)	(100,584,029)	(28,527,572)	(240,615,145)

Net decrease	(4,664,721)	(48,896,891)	(19,564,036)	(163,481,004)

Class B shares

Subscriptions	37,816	377,845	44,804	377,126

Redemptions(b)	(1,111,514)	(11,089,172)	(2,787,768)	(21,209,231)

Net decrease	(1,073,698)	(10,711,327)	(2,742,964)	(20,832,105)

Class C shares

Subscriptions	209,545	2,081,497	252,718	2,129,521

Redemptions	(219,227)	(2,195,867)	(1,187,272)	(9,403,132)

Net decrease	(9,682)	(114,370)	(934,554)	(7,273,611)

Class I shares

Subscriptions	178,174	1,957,897	19,430	155,097

Distributions reinvested	—	—	95,869	820,439

Redemptions	(2,929,012)	(31,924,195)	(1,350,797)	(12,000,843)

Net decrease	(2,750,838)	(29,966,298)	(1,235,498)	(11,025,307)

Class K shares

Subscriptions	1,786,763	18,814,669	4,938,369	43,040,393

Distributions reinvested	—	—	155,116	1,324,069

Redemptions	(6,820,802)	(72,447,357)	(16,736,311)	(142,262,156)

Net decrease	(5,034,039)	(53,632,688)	(11,642,826)	(97,897,694)

Class R shares

Subscriptions	204,272	2,125,159	278,401	2,434,731

Distributions reinvested	—	—	2,199	18,606

Redemptions	(244,102)	(2,530,649)	(823,493)	(6,880,926)

Net decrease	(39,830)	(405,490)	(542,893)	(4,427,589)

Class R4 shares

Subscriptions	337,795	3,539,570	1,348,868	11,537,056

Distributions reinvested	—	—	18,333	155,828

Redemptions	(617,615)	(6,384,999)	(4,645,406)	(40,332,068)

Net decrease	(279,820)	(2,845,429)	(3,278,205)	(28,639,184)

Class R5 shares

Subscriptions	2,422,213	25,859,273	13,499,999	127,092,820

Distributions reinvested	—	—	125,712	1,066,564

Redemptions	(3,807,825)	(39,844,360)	(9,784,113)	(83,753,016)

Net increase (decrease)	(1,385,612)	(13,985,087)	3,841,598	44,406,368

Class Y shares

Subscriptions	3,389,509	35,723,565	—	—

Redemptions	(216,168)	(2,305,289)	—	—

Net increase	3,173,341	33,418,276	—	—

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2013

Columbia Mid Cap Value Opportunity Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended November 30, 2013(a) (Unaudited)		Year Ended May 31, 2013
	Shares	Dollars ($)	Shares	Dollars ($)
Class Z shares

Subscriptions	3,743,672	39,663,276	6,578,897	54,535,504

Distributions reinvested	—	—	136,251	1,166,463

Redemptions	(2,750,102)	(29,957,082)	(15,526,319)	(143,934,377)

Net increase (decrease)	993,570	9,706,194	(8,811,171)	(88,232,410)

Total net decrease	(11,071,329)	(117,433,110)	(44,910,549)	(377,402,536)

(a)	Class Y shares are for the period from June 13, 2013 (commencement of operations) to November 30, 2013.

(b)	Includes conversions of Class B shares to Class A shares, if any. The line items from the prior year have been combined to conform to the current year presentation.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	15

Columbia Mid Cap Value Opportunity Fund

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended November 30, 2013		Year Ended May 31,				Year Ended September 30,
Class A	(Unaudited)		2013		2012(a)		2011		2010	2009	2008
Per share data
Net asset value, beginning of period	$10.08		$7.59		$6.44		$6.94		$6.15	$7.14	$10.15

Income from investment operations:

Net investment income	0.01		0.07		0.03		0.02		0.04	0.07	0.07

Net realized and unrealized gain (loss)	1.03		2.46		1.12		(0.48)		0.83	(0.59)	(2.56)

Total from investment operations	1.04		2.53		1.15		(0.46)		0.87	(0.52)	(2.49)

Less distributions to shareholders:

Net investment income	—		(0.04)		(0.00	)(b)	(0.04)		(0.08)	(0.02)	(0.05)

Net realized gains	—		—		—		—		—	(0.45)	(0.47)

Total distributions to shareholders	—		(0.04)		(0.00	)(b)	(0.04)		(0.08)	(0.47)	(0.52)

Net asset value, end of period	$11.12		$10.08		$7.59		$6.44		$6.94	$6.15	$7.14

Total return	10.32%		33.47%		17.93%		(6.69%)		14.28%	(4.97%)	(25.62%)

Ratios to average net assets(c)

Total gross expenses	1.27	%(d)	1.31%		1.29	%(d)	1.30%		1.20%	1.19%	1.28%

Total net expenses(e)	1.26	%(d)(f)	1.23	%(f)	1.20	%(d)	1.29	%(f)	1.20%	1.19%	1.28%

Net investment income	0.16	%(d)	0.81%		0.55	%(d)	0.22%		0.62%	1.39%	0.74%

Supplemental data

Net assets, end of period (in thousands)	$976,437		$932,556		$850,820		$882,934		$1,324,861	$1,351,336	$1,745,361

Portfolio turnover	73%		40%		28%		46%		50%	42%	34%

Notes to Financial Highlights

(a)	For the period from October 1, 2011 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from September 30 to May 31.

(b)	Rounds to zero.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2013

Columbia Mid Cap Value Opportunity Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2013		Year Ended May 31,				Year Ended September 30,
Class B	(Unaudited)		2013		2012(a)		2011		2010	2009	2008
Per share data
Net asset value, beginning of period	$9.60		$7.24		$6.17		$6.67		$5.90	$6.90	$9.84

Income from investment operations:

Net investment income (loss)	(0.03)		0.01		(0.01)		(0.04)		(0.01)	0.03	(0.01)

Net realized and unrealized gain (loss)	0.97		2.35		1.08		(0.46)		0.81	(0.58)	(2.46)

Total from investment operations	0.94		2.36		1.07		(0.50)		0.80	(0.55)	(2.47)

Less distributions to shareholders:

Net investment income	—		—		—		—		(0.03)	—	—

Net realized gains	—		—		—		—		—	(0.45)	(0.47)

Total distributions to shareholders	—		—		—		—		(0.03)	(0.45)	(0.47)

Net asset value, end of period	$10.54		$9.60		$7.24		$6.17		$6.67	$5.90	$6.90

Total return	9.79%		32.60%		17.34%		(7.50%)		13.65%	(5.88%)	(26.13%)

Ratios to average net assets(b)

Total gross expenses	2.02	%(c)	2.05%		2.04	%(c)	2.04%		1.97%	1.96%	2.04%

Total net expenses(d)	2.01	%(c)(e)	1.97	%(e)	1.95	%(c)	2.03	%(e)	1.97%	1.96%	2.04%

Net investment income (loss)	(0.59	%)(c)	0.11%		(0.19	%)(c)	(0.54%)		(0.18%)	0.62%	(0.07%)

Supplemental data

Net assets, end of period (in thousands)	$31,110		$38,621		$49,020		$49,737		$92,370	$104,322	$164,380

Portfolio turnover	73%		40%		28%		46%		50%	42%	34%

Notes to Financial Highlights

(a)	For the period from October 1, 2011 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from September 30 to May 31.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	17

Columbia Mid Cap Value Opportunity Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2013		Year Ended May 31,				Year Ended September 30,
Class C	(Unaudited)		2013		2012(a)		2011		2010	2009	2008
Per share data
Net asset value, beginning of period	$9.59		$7.24		$6.17		$6.66		$5.91	$6.90	$9.84

Income from investment operations:

Net investment income (loss)	(0.03)		0.01		(0.01)		(0.04)		(0.01)	0.03	0.00 (b)

Net realized and unrealized gain (loss)	0.97		2.34		1.08		(0.45)		0.80	(0.57)	(2.46)

Total from investment operations	0.94		2.35		1.07		(0.49)		0.79	(0.54)	(2.46)

Less distributions to shareholders:

Net investment income	—		—		—		—		(0.04)	—	(0.01)

Net realized gains	—		—		—		—		—	(0.45)	(0.47)

Total distributions to shareholders	—		—		—		—		(0.04)	(0.45)	(0.48)

Net asset value, end of period	$10.53		$9.59		$7.24		$6.17		$6.66	$5.91	$6.90

Total return	9.80%		32.46%		17.34%		(7.36%)		13.49%	(5.74%)	(26.11%)

Ratios to average net assets(c)

Total gross expenses	2.02	%(d)	2.06%		2.04	%(d)	2.05%		1.96%	1.95%	2.03%

Total net expenses(e)	2.01	%(d)(f)	1.98	%(f)	1.95	%(d)	2.04	%(f)	1.96%	1.95%	2.03%

Net investment income (loss)	(0.60	%)(d)	0.07%		(0.20	%)(d)	(0.52%)		(0.13%)	0.62%	0.03%

Supplemental data

Net assets, end of period (in thousands)	$35,181		$32,119		$31,012		$34,731		$45,317	$41,952	$54,137

Portfolio turnover	73%		40%		28%		46%		50%	42%	34%

Notes to Financial Highlights

(a)	For the period from October 1, 2011 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from September 30 to May 31.

(b)	Rounds to zero.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2013

Columbia Mid Cap Value Opportunity Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2013		Year Ended May 31,			Year Ended September 30,
Class I	(Unaudited)		2013	2012(a)		2011	2010	2009	2008
Per share data
Net asset value, beginning of period	$10.25		$7.72	$6.56		$7.07	$6.25	$7.26	$10.30

Income from investment operations:

Net investment income	0.03		0.11	0.05		0.06	0.07	0.09	0.10

Net realized and unrealized gain (loss)	1.05		2.50	1.15		(0.49)	0.86	(0.60)	(2.58)

Total from investment operations	1.08		2.61	1.20		(0.43)	0.93	(0.51)	(2.48)

Less distributions to shareholders:

Net investment income	—		(0.08)	(0.04)		(0.08)	(0.11)	(0.05)	(0.09)

Net realized gains	—		—	—		—	—	(0.45)	(0.47)

Total distributions to shareholders	—		(0.08)	(0.04)		(0.08)	(0.11)	(0.50)	(0.56)

Net asset value, end of period	$11.33		$10.25	$7.72		$6.56	$7.07	$6.25	$7.26

Total return	10.54%		33.99%	18.30%		(6.28%)	15.06%	(4.60%)	(25.25%)

Ratios to average net assets(b)

Total gross expenses	0.79	%(c)	0.80%	0.79	%(c)	0.82%	0.73%	0.67%	0.85%

Total net expenses(d)	0.79	%(c)	0.78%	0.77	%(c)	0.82%	0.73%	0.67%	0.85%

Net investment income	0.61	%(c)	1.25%	0.98	%(c)	0.72%	1.05%	1.83%	1.13%

Supplemental data

Net assets, end of period (in thousands)	$79,564		$100,192	$84,959		$100,645	$117,621	$44,214	$15,526

Portfolio turnover	73%		40%	28%		46%	50%	42%	34%

Notes to Financial Highlights

(a)	For the period from October 1, 2011 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from September 30 to May 31.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	19

Columbia Mid Cap Value Opportunity Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2013		Year Ended May 31,			Year Ended September 30,
Class K	(Unaudited)		2013	2012(a)		2011	2010	2009	2008
Per share data
Net asset value, beginning of period	$10.14		$7.64	$6.48		$6.99	$6.19	$7.20	$10.22

Income from investment operations:

Net investment income	0.02		0.08	0.04		0.03	0.05	0.08	0.08

Net realized and unrealized gain (loss)	1.04		2.47	1.13		(0.48)	0.85	(0.60)	(2.56)

Total from investment operations	1.06		2.55	1.17		(0.45)	0.90	(0.52)	(2.48)

Less distributions to shareholders:

Net investment income	—		(0.05)	(0.01)		(0.06)	(0.10)	(0.04)	(0.07)

Net realized gains	—		—	—		—	—	(0.45)	(0.47)

Total distributions to shareholders	—		(0.05)	(0.01)		(0.06)	(0.10)	(0.49)	(0.54)

Net asset value, end of period	$11.20		$10.14	$7.64		$6.48	$6.99	$6.19	$7.20

Total return	10.45%		33.53%	18.15%		(6.59%)	14.61%	(4.91%)	(25.41%)

Ratios to average net assets(b)

Total gross expenses	1.08	%(c)	1.10%	1.09	%(c)	1.12%	1.03%	0.97%	1.13%

Total net expenses(d)	1.08	%(c)	1.08%	1.07	%(c)	1.12%	1.03%	0.97%	1.13%

Net investment income	0.37	%(c)	0.97%	0.69	%(c)	0.38%	0.80%	1.55%	0.96%

Supplemental data

Net assets, end of period (in thousands)	$167,038		$202,420	$241,253		$251,200	$389,349	$337,593	$270,774

Portfolio turnover	73%		40%	28%		46%	50%	42%	34%

Notes to Financial Highlights

(a)	For the period from October 1, 2011 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from September 30 to May 31.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2013

Columbia Mid Cap Value Opportunity Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2013		Year Ended May 31,				Year Ended September 30,
Class R	(Unaudited)		2013		2012(a)		2011		2010	2009	2008
Per share data
Net asset value, beginning of period	$9.99		$7.52		$6.39		$6.88		$6.11	$7.12	$10.18

Income from investment operations:

Net investment income	(0.00	)(b)	0.05		0.02		(0.00	)(b)	0.02	0.05	0.05

Net realized and unrealized gain (loss)	1.02		2.43		1.11		(0.46)		0.82	(0.58)	(2.56)

Total from investment operations	1.02		2.48		1.13		(0.46)		0.84	(0.53)	(2.51)

Less distributions to shareholders:

Net investment income	—		(0.01)		—		(0.03)		(0.07)	(0.03)	(0.08)

Net realized gains	—		—		—		—		—	(0.45)	(0.47)

Total distributions to shareholders	—		(0.01)		—		(0.03)		(0.07)	(0.48)	(0.55)

Net asset value, end of period	$11.01		$9.99		$7.52		$6.39		$6.88	$6.11	$7.12

Total return	10.21%		33.07%		17.68%		(6.81%)		13.85%	(5.25%)	(25.87%)

Ratios to average net assets(c)

Total gross expenses	1.52	%(d)	1.56%		1.54	%(d)	1.55%		1.53%	1.47%	1.61%

Total net expenses(e)	1.51	%(d)(f)	1.47	%(f)	1.45	%(d)	1.54	%(f)	1.53%	1.47%	1.61%

Net investment income (loss)	(0.09	%)(d)	0.59%		0.31	%(d)	(0.01%)		0.31%	1.07%	0.60%

Supplemental data

Net assets, end of period (in thousands)	$13,484		$12,641		$13,594		$14,799		$16,531	$15,827	$10,457

Portfolio turnover	73%		40%		28%		46%		50%	42%	34%

Notes to Financial Highlights

(a)	For the period from October 1, 2011 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from September 30 to May 31.

(b)	Rounds to zero.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	21

Columbia Mid Cap Value Opportunity Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2013		Year Ended May 31,			Year Ended September 30,
Class R4	(Unaudited)		2013	2012(a)		2011	2010	2009	2008
Per share data
Net asset value, beginning of period	$10.06		$7.56	$6.41		$6.92	$6.14	$7.15	$10.19

Income from investment operations:

Net investment income	0.02		0.08	0.02		0.01	0.04	0.06	0.07

Net realized and unrealized gain (loss)	1.02		2.45	1.13		(0.48)	0.83	(0.59)	(2.56)

Total from investment operations	1.04		2.53	1.15		(0.47)	0.87	(0.53)	(2.49)

Less distributions to shareholders:

Net investment income	—		(0.03)	—		(0.04)	(0.09)	(0.03)	(0.08)

Net realized gains	—		—	—		—	—	(0.45)	(0.47)

Total distributions to shareholders	—		(0.03)	—		(0.04)	(0.09)	(0.48)	(0.55)

Net asset value, end of period	$11.10		$10.06	$7.56		$6.41	$6.92	$6.14	$7.15

Total return	10.34%		33.59%	17.94%		(6.84%)	14.22%	(5.07%)	(25.60%)

Ratios to average net assets(b)

Total gross expenses	1.02	%(c)	1.18%	1.34	%(c)	1.37%	1.29%	1.22%	1.36%

Total net expenses(d)	1.01	%(c)(e)	1.15%	1.32	%(c)	1.37%	1.29%	1.22%	1.36%

Net investment income	0.41	%(c)	0.93%	0.44	%(c)	0.16%	0.55%	1.30%	0.85%

Supplemental data

Net assets, end of period (in thousands)	$29,012		$29,093	$46,639		$50,329	$67,911	$46,599	$30,952

Portfolio turnover	73%		40%	28%		46%	50%	42%	34%

Notes to Financial Highlights

(a)	For the period from October 1, 2011 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from September 30 to May 31.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

22	Semiannual Report 2013

Columbia Mid Cap Value Opportunity Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2013		Year Ended May 31,			Year Ended September 30,
Class R5	(Unaudited)		2013	2012(a)		2011	2010	2009	2008
Per share data
Net asset value, beginning of period	$10.16		$7.65	$6.50		$7.01	$6.20	$7.21	$10.23

Income from investment operations:

Net investment income	0.03		0.11	0.05		0.05	0.07	0.09	0.12

Net realized and unrealized gain (loss)	1.04		2.47	1.13		(0.48)	0.85	(0.60)	(2.58)

Total from investment operations	1.07		2.58	1.18		(0.43)	0.92	(0.51)	(2.46)

Less distributions to shareholders:

Net investment income	—		(0.07)	(0.03)		(0.08)	(0.11)	(0.05)	(0.09)

Net realized gains	—		—	—		—	—	(0.45)	(0.47)

Total distributions to shareholders	—		(0.07)	(0.03)		(0.08)	(0.11)	(0.50)	(0.56)

Net asset value, end of period	$11.23		$10.16	$7.65		$6.50	$7.01	$6.20	$7.21

Total return	10.53%		33.98%	18.26%		(6.38%)	14.97%	(4.65%)	(25.23%)

Ratios to average net assets(b)

Total gross expenses	0.84	%(c)	0.85%	0.84	%(c)	0.87%	0.79%	0.72%	0.84%

Total net expenses(d)	0.84	%(c)	0.83%	0.82	%(c)	0.87%	0.79%	0.72%	0.84%

Net investment income	0.58	%(c)	1.22%	0.94	%(c)	0.67%	1.05%	1.82%	1.46%

Supplemental data

Net assets, end of period (in thousands)	$237,167		$228,714	$142,835		$119,293	$139,751	$133,143	$65,029

Portfolio turnover	73%		40%	28%		46%	50%	42%	34%

Notes to Financial Highlights

(a)	For the period from October 1, 2011 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from September 30 to May 31.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	23

Columbia Mid Cap Value Opportunity Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2013		Year Ended May 31,				Year Ended September 30,
Class W	(Unaudited)		2013		2012(a)		2011	2010	2009	2008
Per share data
Net asset value, beginning of period	$10.15		$7.65		$6.49		$7.00	$6.20	$7.19	$10.20

Income from investment operations:

Net investment income	0.01		0.07		0.03		0.02	0.04	0.07	0.07

Net realized and unrealized gain (loss)	1.04		2.47		1.14		(0.48)	0.85	(0.59)	(2.56)

Total from investment operations	1.05		2.54		1.17		(0.46)	0.89	(0.52)	(2.49)

Less distributions to shareholders:

Net investment income	—		(0.04)		(0.01)		(0.05)	(0.09)	(0.02)	(0.05)

Net realized gains	—		—		—		—	—	(0.45)	(0.47)

Total distributions to shareholders	—		(0.04)		(0.01)		(0.05)	(0.09)	(0.47)	(0.52)

Net asset value, end of period	$11.20		$10.15		$7.65		$6.49	$7.00	$6.20	$7.19

Total return	10.34%		33.37%		18.03%		(6.69%)	14.43%	(4.96%)	(25.53%)

Ratios to average net assets(b)

Total gross expenses	1.23	%(c)	1.28%		1.26	%(c)	1.28%	1.17%	1.07%	1.27%

Total net expenses(d)	1.23	%(c)(e)	1.22	%(e)	1.18	%(c)	1.28%	1.17%	1.07%	1.27%

Net investment income	0.18	%(c)	0.80%		0.57	%(c)	0.26%	0.67%	1.48%	0.73%

Supplemental data

Net assets, end of period (in thousands)	$6		$5		$4		$3	$4	$3	$4

Portfolio turnover	73%		40%		28%		46%	50%	42%	34%

Notes to Financial Highlights

(a)	For the period from October 1, 2011 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from September 30 to May 31.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

24	Semiannual Report 2013

Columbia Mid Cap Value Opportunity Fund

Financial Highlights (continued)

Class Y	Six Months Ended November 30, 2013(a) (Unaudited)
Per share data
Net asset value, beginning of period	$10.08

Income from investment operations

Net investment income	0.01

Net realized and unrealized gain	1.01

Total from investment operations	1.02

Net asset value, end of period	$11.10

Total return	10.12%

Ratios to average net assets(b)

Total gross expenses	0.81	%(c)

Total net expenses(d)	0.79	%(c)

Net investment income	0.20	%(c)

Supplemental data

Net assets, end of period (in thousands)	$35,229

Portfolio turnover	73%

Notes to Financial Highlights

(a)	For the period from June 13, 2013 (commencement of operations) to November 30, 2013.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	25

Columbia Mid Cap Value Opportunity Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2013		Year Ended May 31,				Year Ended September 30,
Class Z	(Unaudited)		2013		2012(a)		2011		2010(b)
Per share data
Net asset value, beginning of period	$10.23		$7.71		$6.55		$7.07		$7.00

Income from investment operations:

Net investment income	0.02		0.09		0.04		0.06		0.00	(c)

Net realized and unrealized gain (loss)	1.05		2.50		1.15		(0.50)		0.07

Total from investment operations	1.07		2.59		1.19		(0.44)		0.07

Less distributions to shareholders:

Net investment income	—		(0.07)		(0.03)		(0.08)		—

Total distributions to shareholders	—		(0.07)		(0.03)		(0.08)		—

Net asset value, end of period	$11.30		$10.23		$7.71		$6.55		$7.07

Total return	10.46%		33.70%		18.18%		(6.42%)		1.00%

Ratios to average net assets(d)

Total gross expenses	1.02	%(e)	1.06%		1.04	%(e)	1.07%		1.01	%(e)

Total net expenses(f)	1.01	%(e)(g)	0.97	%(g)	0.95	%(e)	1.06	%(g)	1.01	%(e)

Net investment income	0.38	%(e)	1.07%		0.81	%(e)	0.80%		4.49	%(e)

Supplemental data

Net assets, end of period (in thousands)	$118,639		$97,298		$141,202		$127,642		$3

Portfolio turnover	73%		40%		28%		46%		50%

Notes to Financial Highlights

(a)	For the period from October 1, 2011 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from September 30 to May 31.

(b)	For the period from September 27, 2010 (commencement of operations) to September 30, 2010.

(c)	Rounds to zero.

(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)	Annualized.

(f)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

26	Semiannual Report 2013

Columbia Mid Cap Value Opportunity Fund

Notes to Financial Statements

November 30, 2013 (Unaudited)

Note 1. Organization

Columbia Mid Cap Value Opportunity Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class W, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other eligible investors.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain other eligible investors.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans. Class Y shares commenced operations on June 13, 2013.

Class Z shares are not subject to sales charges and are available only to certain eligible investors, which are subject to different investment minimums.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as

Semiannual Report 2013	27

Columbia Mid Cap Value Opportunity Fund

Notes to Financial Statements (continued)

November 30, 2013 (Unaudited)

yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange traded funds (ETFs) and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on estimates made by the Fund’s management if actual information has not yet been reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the BDCs, ETFs and REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of

28	Semiannual Report 2013

Columbia Mid Cap Value Opportunity Fund

Notes to Financial Statements (continued)

November 30, 2013 (Unaudited)

the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.760% to 0.620% as the Fund’s net assets increase. The annualized effective investment management fee rate for the six months ended November 30, 2013 was 0.70% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.06% to 0.03% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended November 30, 2013 was 0.05% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended November 30, 2013, other expenses paid to this company were $2,129.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though

Semiannual Report 2013	29

Columbia Mid Cap Value Opportunity Fund

Notes to Financial Statements (continued)

November 30, 2013 (Unaudited)

equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Class Y shares are not subject to transfer agent fee through April 30, 2014.

For the six months ended November 30, 2013, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.23%
Class B	0.23
Class C	0.23
Class K	0.05
Class R	0.23
Class R4	0.23
Class R5	0.05
Class W	0.21
Class Z	0.23

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’

initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2013, these minimum account balance fees reduced total expenses by $80.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A and Class W shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $1,993,000 and $424,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of September 30, 2013, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $226,600 for Class A, $4,339 for Class B and $82 for Class C shares for the six months ended November 30, 2013.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole

30	Semiannual Report 2013

Columbia Mid Cap Value Opportunity Fund

Notes to Financial Statements (continued)

November 30, 2013 (Unaudited)

discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

	October 1, 2013 through September 30, 2014	Prior to October 1, 2013
Class A	1.33%	1.27%
Class B	2.08	2.02
Class C	2.08	2.02
Class I	0.89	0.82
Class K	1.19	1.12
Class R	1.58	1.52
Class R4	1.08	1.02
Class R5	0.94	0.87
Class W	1.33	1.27
Class Y	0.89	0.82
Class Z	1.08	1.02

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At November 30, 2013, the cost of investments for federal income tax purposes was approximately $1,501,576,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$237,790,000
Unrealized depreciation	(23,837,000)
Net unrealized appreciation	$213,953,000

The following capital loss carryforward, determined as of May 31, 2013 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2017	13,481,601
2018	172,706,997
Total	186,188,598

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $1,197,306,517 and $1,303,763,260, respectively, for the six months ended November 30, 2013.

Note 6. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends — affiliated issuers” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At November 30, 2013, affiliated shareholder accounts owned 24.8% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. (JPMorgan) whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager,

Semiannual Report 2013	31

Columbia Mid Cap Value Opportunity Fund

Notes to Financial Statements (continued)

November 30, 2013 (Unaudited)

severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum. The commitment fee is included in other expenses in the Statement of Operations.

Effective December 10, 2013, the Fund extended its revolving credit facility with JPMorgan. The credit facility agreement, as amended, continues to permit collective borrowings up to $500 million under the same terms and interest rates as described above. Effective December 10, 2013, the Fund pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended November 30, 2013.

Note 9. Significant Risks

Financial Sector Risk

The Fund’s portfolio managers may invest significantly in issuers operating in the financial sector. The Fund may be more susceptible to the particular risks of this sector than if the Fund were invested in a wider variety of issuers operating in unrelated sectors.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

32	Semiannual Report 2013

Columbia Mid Cap Value Opportunity Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013	33

Columbia Mid Cap Value Opportunity Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR198_05_D01_(01/14)

Semiannual Report November 30, 2013

Columbia Multi-Advisor Small Cap Value Fund

President’s Message

Dear Shareholders,

A market rally led by equities

Despite threats of military action in Syria, rumblings from Iran and an impending showdown over the debt ceiling here at home, the U.S. financial markets delivered positive results in the third quarter of 2013. Stocks outperformed bonds by a substantial margin. Still, robust growth continued to elude the U.S. economy, which merely plodded along. New job growth was solid but not spectacular. Consumer spending remained steady, but the only obvious beneficiary was the auto industry. Gains in the housing market met some headwinds, as mortgage rates rose and sales slipped somewhat. Nevertheless, the recovery in housing remained intact.

The Federal Reserve (the Fed) unsettled investors with a hint that it was ready to taper its purchase of U.S. Treasury and mortgage securities. However, its failure to take any action in a September meeting rallied stocks to new highs and brought bonds back into positive territory for the quarter. Small-cap stocks were the U.S. market leaders. Growth outperformed value in a quarter dominated by the materials, industrials and consumer discretionary sectors. Developed markets led the global rally, driven by strengthening economic conditions in the eurozone. Certain emerging stock markets, including China’s, bounced back with returns in line with those of the United States. India and Indonesia were exceptions to that trend, as fears of the Fed’s tapering efforts rattled investors in both countries.

Improved risk appetites boosted fixed income

Following a weak second quarter, the fixed-income markets made up some ground in the third quarter of 2013. As yields fell, bond prices rallied enough to push returns on non-Treasury sectors into positive territory. Risk appetites improved in response to continued liquidity from the Fed. Against this backdrop, U.S. high-yield and foreign bonds led the fixed-income markets, along with mortgage-backed securities and emerging market bonds. The U.S. municipal bond market was the exception, as it slipped into negative territory in the final week of the period, pressured by heightened concerns over Puerto Rico, potential municipal bankruptcies and continued fund redemptions.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation’s largest asset managers. At the heart of our success and, most importantly, that of our investors, are highly talented industry professionals, brought together by a unique way of working. At Columbia Management, reaching our performance goals matters, and how we reach them matters just as much.

Visit columbiamanagement.com for:

>	The Columbia Management Perspectives blog, offering insights on current market events and investment opportunities

>	Detailed up-to-date fund performance and portfolio information

>	Quarterly fund commentaries

>	Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton

President, Columbia Funds

Investing involves risk including the risk of loss of principal.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2013

Columbia Multi-Advisor Small Cap Value Fund

Fund Investment Manager

Columbia Management Investment

Advisers, LLC

225 Franklin Street

Boston, MA 02110

Fund Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street

Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment

Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia Multi-Advisor Small Cap Value Fund

Performance Overview

(Unaudited)

Performance Summary

>	Columbia Multi-Advisor Small Cap Value Fund (the Fund) Class A shares returned 13.19% excluding sales charges for the six-month period that ended November 30, 2013.

>	The Fund underperformed its benchmark, the Russell 2000 Value Index, which returned 14.96% during the same time frame.

Average Annual Total Returns (%) (for period ended November 30, 2013)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	06/18/01
Excluding sales charges		13.19	37.33	22.77	9.40
Including sales charges		6.68	29.52	21.32	8.76
Class B	06/18/01
Excluding sales charges		12.77	36.07	21.81	8.67
Including sales charges		7.77	31.07	21.63	8.67
Class C	06/18/01
Excluding sales charges		12.73	36.19	21.79	8.67
Including sales charges		11.73	35.19	21.79	8.67
Class I*	03/04/04	13.36	37.75	23.31	9.84
Class K	06/18/01	13.28	37.50	22.91	9.60
Class R*	12/11/06	13.04	36.91	22.40	9.07
Class R4*	12/11/06	13.31	37.51	22.75	9.40
Class R5*	12/11/06	13.40	37.72	23.23	9.69
Class Z*	09/27/10	13.30	37.49	22.90	9.46
Russell 2000 Value Index		14.96	37.60	18.61	8.79

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Russell 2000 Value Index, an unmanaged index, tracks the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2013

Columbia Multi-Advisor Small Cap Value Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at November 30, 2013)
JetBlue Airways Corp.	2.5
Dana Holding Corp.	1.7
Sanmina Corp.	1.5
HealthSouth Corp.	1.5
AerCap Holdings NV	1.4
PolyOne Corp.	1.4
Resolute Forest Products, Inc.	1.3
American Axle & Manufacturing Holdings, Inc.	1.3
Platinum Underwriters Holdings Ltd.	1.3
City National Corp.	1.2

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at November 30, 2013)
Common Stocks	89.3
Consumer Discretionary	11.7
Consumer Staples	2.1
Energy	5.0
Financials	19.2
Health Care	5.4
Industrials	22.0
Information Technology	15.6
Materials	6.7
Telecommunication Services	0.2
Utilities	1.4
Limited Partnerships	0.2
Money Market Funds	10.5
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Portfolio Management

Barrow, Hanley, Mewhinney & Strauss, LLC

James McClure, CFA

John Harloe, CFA

Donald Smith & Co., Inc.

Donald Smith

Richard Greenberg, CFA

Metropolitan West Capital Management, LLC

Samir Sikka

Turner Investments, L.P.

David Kovacs, CFA

Morningstar Style Box™

The Morningstar Style Box™ is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2014 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2013	3

Columbia Multi-Advisor Small Cap Value Fund

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

June 1, 2013 – November 30, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,131.90	1,017.95	7.44	7.04	1.40
Class B	1,000.00	1,000.00	1,127.70	1,014.21	11.41	10.80	2.15
Class C	1,000.00	1,000.00	1,127.30	1,014.21	11.40	10.80	2.15
Class I	1,000.00	1,000.00	1,133.60	1,020.19	5.05	4.78	0.95
Class K	1,000.00	1,000.00	1,132.80	1,018.70	6.65	6.29	1.25
Class R	1,000.00	1,000.00	1,130.40	1,016.70	8.76	8.30	1.65
Class R4	1,000.00	1,000.00	1,133.10	1,019.20	6.12	5.79	1.15
Class R5	1,000.00	1,000.00	1,134.00	1,019.95	5.32	5.04	1.00
Class Z	1,000.00	1,000.00	1,133.00	1,019.20	6.12	5.79	1.15

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

4	Semiannual Report 2013

Columbia Multi-Advisor Small Cap Value Fund

Portfolio of Investments

November 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 88.7%
Issuer	Shares	Value ($)

Consumer Discretionary 11.6%
Auto Components 2.6%

American Axle & Manufacturing Holdings, Inc.(a)	231,940	4,638,800

Dana Holding Corp.	289,199	5,864,956

Total		10,503,756

Diversified Consumer Services 0.2%

Bridgepoint Education, Inc.(a)	19,270	356,495

ITT Educational Services, Inc.(a)	16,420	640,216

Total		996,711

Hotels, Restaurants & Leisure 0.5%

AFC Enterprises, Inc.(a)	7,460	325,181

Six Flags Entertainment Corp.	49,300	1,834,453

Total		2,159,634

Household Durables 1.6%

Meritage Homes Corp.(a)	11,980	522,088

Taylor Morrison Home Corp., Class A(a)	72,500	1,584,125

Whirlpool Corp.	27,400	4,185,624

Total		6,291,837

Leisure Equipment & Products 1.0%

Brunswick Corp.	82,900	3,788,530

Media 0.5%

EW Scripps Co., Class A(a)	18,120	367,292

John Wiley & Sons, Inc., Class A	19,500	993,720

Valassis Communications, Inc.	20,980	615,973

Total		1,976,985

Multiline Retail 0.1%

Big Lots, Inc.(a)	12,620	483,725

Specialty Retail 4.5%

Abercrombie & Fitch Co., Class A	48,300	1,655,724

Asbury Automotive Group, Inc.(a)	6,850	355,652

Ascena Retail Group, Inc.(a)	98,000	2,087,400

Chico’s FAS, Inc.	99,815	1,865,542

DSW, Inc., Class A	24,500	1,098,335

Genesco, Inc.(a)	6,270	469,686

Group 1 Automotive, Inc.	9,240	632,478

Men’s Wearhouse, Inc. (The)	71,600	3,660,192

Office Depot, Inc.(a)	485,671	2,642,050

Outerwall, Inc.(a)	6,720	459,648

RadioShack Corp.(a)	368,000	1,070,880

Rent-A-Center, Inc.	19,960	679,838

Vitamin Shoppe, Inc.(a)	13,460	730,474

Common Stocks (continued)
Issuer	Shares	Value ($)

Zale Corp.(a)	23,590	347,952

Total		17,755,851

Textiles, Apparel & Luxury Goods 0.6%

Fifth & Pacific Companies, Inc.(a)	13,260	433,072

Jones Group, Inc. (The)	126,450	1,775,358

Total		2,208,430

Total Consumer Discretionary		46,165,459

Consumer Staples 2.1%
Beverages 0.4%

Treasury Wine Estates Ltd., ADR	325,100	1,462,950

Food & Staples Retailing 0.2%

Susser Holdings Corp.(a)	9,310	596,026

Food Products 1.2%

B&G Foods, Inc.	18,060	625,418

Dean Foods Co.(a)	91,100	1,637,978

Flowers Foods, Inc.	69,450	1,509,149

J&J Snack Foods Corp.	11,200	962,304

TreeHouse Foods, Inc.(a)	1,880	131,882

Total		4,866,731

Personal Products 0.1%

Elizabeth Arden, Inc.(a)	9,270	366,443

Tobacco 0.2%

Alliance One International, Inc.(a)	165,343	510,910

Universal Corp.	7,520	392,243

Total		903,153

Total Consumer Staples		8,195,303

Energy 5.0%
Energy Equipment & Services 2.2%

Bristow Group, Inc.	6,820	546,964

Forum Energy Technologies, Inc.(a)	55,500	1,499,055

Helix Energy Solutions Group, Inc.(a)	66,400	1,474,744

Hercules Offshore, Inc.(a)	86,200	550,818

Hornbeck Offshore Services, Inc.(a)	9,420	476,934

Matrix Service Co.(a)	17,240	382,728

Newpark Resources, Inc.(a)	24,980	301,259

Parker Drilling Co.(a)	273,500	2,168,855

Tetra Technologies, Inc.(a)	51,740	638,471

Willbros Group, Inc.(a)	49,580	434,817

Total		8,474,645

Oil, Gas & Consumable Fuels 2.8%

Advantage Oil & Gas Ltd.(a)	304,421	1,235,949

Ardmore Shipping Corp.	50,000	639,500

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	5

Columbia Multi-Advisor Small Cap Value Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)

Berry Petroleum Co., Class A	57,400	2,888,368

Delek U.S. Holdings, Inc.	26,240	794,023

Energy XXI Bermuda Ltd.	52,250	1,419,110

Goodrich Petroleum Corp.(a)	30,910	594,708

Nordic American Tankers Ltd.	15,410	124,821

Northern Oil and Gas, Inc.(a)	28,610	456,330

Oasis Petroleum, Inc.(a)	33,500	1,545,355

Overseas Shipholding Group, Inc.(a)	118,740	531,955

Rex Energy Corp.(a)	33,200	636,776

WPX Energy, Inc.(a)	18,268	339,602

Total		11,206,497

Total Energy		19,681,142

Financials 19.1%
Capital Markets 0.8%

E*TRADE Financial Corp.(a)	57,000	1,021,440

Janus Capital Group, Inc.	185,900	2,022,592

Stifel Financial Corp.(a)	6,390	286,080

Total		3,330,112

Commercial Banks 8.5%

Associated Banc-Corp.	114,360	1,971,566

Banco Latinoamericano de Comercio Exterior SA, Class E	19,900	536,106

BancorpSouth, Inc.	27,110	648,200

BBCN Bancorp, Inc.	42,880	715,667

Cathay General Bancorp	46,550	1,286,176

City National Corp.	56,000	4,276,160

Community Trust Bancorp, Inc.	11,220	513,091

CVB Financial Corp.	29,780	480,649

First Financial Holdings, Inc.	10,035	661,005

FirstMerit Corp.	16,080	369,197

FNB Corp.	42,940	545,767

Hancock Holding Co.	49,140	1,729,728

Hanmi Financial Corp.	61,400	1,262,384

Iberiabank Corp.	8,340	522,918

Independent Bank Corp.(a)	42,060	499,673

MB Financial, Inc.	11,700	381,537

National Bank Holdings Corp., Class A	29,060	615,491

OFG Bancorp	24,470	420,884

Old National Bancorp	43,960	683,578

PacWest Bancorp	16,780	690,329

Pinnacle Financial Partners, Inc.	16,630	541,306

PrivateBancorp, Inc.	25,800	715,434

Prosperity Bancshares, Inc.	64,780	4,154,341

Common Stocks (continued)
Issuer	Shares	Value ($)

Susquehanna Bancshares, Inc.	48,520	610,867

Synovus Financial Corp.	118,600	413,914

TCF Financial Corp.	58,000	908,860

Texas Capital Bancshares, Inc.(a)	9,840	552,713

Trustmark Corp.	19,210	538,841

Umpqua Holdings Corp.	143,600	2,643,676

United Community Banks, Inc.(a)	31,220	572,887

Webster Financial Corp.	19,010	560,415

Western Alliance Bancorp(a)	19,830	460,453

Wintrust Financial Corp.	15,010	680,854

Zions Bancorporation	51,500	1,510,495

Total		33,675,162

Consumer Finance 0.2%

DFC Global Corp.(a)	12,200	122,122

Portfolio Recovery Associates, Inc.(a)	10,000	584,000

Total		706,122

Insurance 5.0%

American Equity Investment Life Holding Co.	28,170	667,911

American National Insurance Co.	27,300	3,154,515

AMERISAFE, Inc.	9,900	434,412

Employers Holdings, Inc.	11,810	385,478

First American Financial Corp.	15,320	405,367

Hanover Insurance Group, Inc. (The)	8,880	535,553

HCI Group, Inc.	10,890	542,213

Horace Mann Educators Corp.	101,700	3,124,224

Infinity Property & Casualty Corp.	6,480	462,348

Maiden Holdings Ltd.	40,090	507,539

Montpelier Re Holdings Ltd.	80,358	2,335,204

National Western Life Insurance Co., Class A	430	91,986

Platinum Underwriters Holdings Ltd.	71,025	4,502,985

Primerica, Inc.	16,940	728,928

ProAssurance Corp.	21,180	1,018,334

Selective Insurance Group, Inc.	23,420	660,210

StanCorp Financial Group, Inc.	5,680	364,145

Total		19,921,352

Real Estate Investment Trusts (REITs) 3.6%

CommonWealth REIT	38,510	919,234

CubeSmart	108,070	1,752,895

CyrusOne, Inc.	18,150	370,805

DiamondRock Hospitality Co.	114,840	1,312,621

FelCor Lodging Trust, Inc.(a)	62,450	457,134

Granite Real Estate Investment Trust	90,205	3,021,868

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2013

Columbia Multi-Advisor Small Cap Value Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)

Highwoods Properties, Inc.	13,320	478,454

Hudson Pacific Properties, Inc.	47,800	991,372

LaSalle Hotel Properties	8,580	268,726

PennyMac Mortgage Investment Trust	82,800	1,869,624

Redwood Trust, Inc.	98,500	1,830,130

RLJ Lodging Trust	24,400	589,016

Strategic Hotels & Resorts, Inc.(a)	50,480	450,786

Total		14,312,665

Real Estate Management & Development 0.7%

Jones Lang LaSalle, Inc.	26,500	2,589,580

Thrifts & Mortgage Finance 0.3%

EverBank Financial Corp.	32,820	560,238

Home Loan Servicing Solutions Ltd.	22,720	528,694

Total		1,088,932

Total Financials		75,623,925

Health Care 5.3%
Health Care Equipment & Supplies 1.4%

Analogic Corp.	7,100	686,002

Endologix, Inc.(a)	25,420	454,255

Haemonetics Corp.(a)	23,700	1,001,562

Integra LifeSciences Holdings Corp.(a)	35,100	1,630,395

Meridian Bioscience, Inc.	18,370	451,535

STERIS Corp.	30,500	1,407,270

Total		5,631,019

Health Care Providers & Services 2.2%

Air Methods Corp.	3,600	201,456

AMN Healthcare Services, Inc.(a)	124,100	1,722,508

HealthSouth Corp.	143,830	5,147,675

LifePoint Hospitals, Inc.(a)	8,960	459,021

Molina Healthcare, Inc.(a)	14,070	472,752

WellCare Health Plans, Inc.(a)	8,810	654,583

Total		8,657,995

Health Care Technology 0.3%

MedAssets, Inc.(a)	23,860	513,944

Quality Systems, Inc.	25,430	594,045

Total		1,107,989

Life Sciences Tools & Services 1.3%

Bio-Rad Laboratories, Inc., Class A(a)	13,500	1,655,370

Charles River Laboratories International, Inc.(a)	22,000	1,147,740

Covance, Inc.(a)	29,900	2,522,962

Total		5,326,072

Common Stocks (continued)
Issuer	Shares	Value ($)

Pharmaceuticals 0.1%

Lannett Co, Inc.(a)	13,540	399,972

Total Health Care		21,123,047

Industrials 21.9%
Aerospace & Defense 0.8%

Astronics Corp.(a)	9,450	494,141

DigitalGlobe, Inc.(a)	9,530	377,388

Esterline Technologies Corp.(a)	6,110	537,802

Kratos Defense & Security Solutions, Inc.(a)	49,480	331,021

Moog, Inc., Class A(a)	11,935	819,576

Teledyne Technologies, Inc.(a)	5,670	525,779

Total		3,085,707

Air Freight & Logistics 0.7%

Forward Air Corp.	66,000	2,851,200

Airlines 3.4%

Air France-KLM, ADR(a)	286,770	2,960,900

AMR Corp.(a)	52,560	631,508

JetBlue Airways Corp.(a)	988,521	8,787,952

Skywest, Inc.	47,690	805,961

U.S. Airways Group, Inc.(a)	13,620	319,798

Total		13,506,119

Building Products 2.3%

American Woodmark Corp.(a)	13,280	479,209

Apogee Enterprises, Inc.	15,160	543,031

Gibraltar Industries, Inc.(a)	95,826	1,696,120

Simpson Manufacturing Co., Inc.	60,900	2,210,670

Trex Co., Inc.(a)	50,000	3,619,500

Universal Forest Products, Inc.	13,990	727,060

Total		9,275,590

Commercial Services & Supplies 3.4%

ACCO Brands Corp.(a)	78,910	475,038

Cenveo, Inc.(a)	92,590	317,584

Herman Miller, Inc.	107,600	3,433,516

KAR Auction Services, Inc.	70,000	1,931,300

Mobile Mini, Inc.(a)	99,400	4,015,760

Schawk, Inc.	51,500	771,470

Tetra Tech, Inc.(a)	39,750	1,136,452

United Stationers, Inc.	34,770	1,563,955

Total		13,645,075

Construction & Engineering 2.2%

Aegion Corp.(a)	93,200	2,028,964

Comfort Systems U.S.A., Inc.	103,310	2,117,855

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	7

Columbia Multi-Advisor Small Cap Value Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)

EMCOR Group, Inc.	42,200	1,676,606

Pike Corp.	208,330	2,189,548

Tutor Perini Corp.(a)	21,410	524,331

Total		8,537,304

Electrical Equipment 1.5%

EnerSys, Inc.	5,570	397,420

GrafTech International Ltd.(a)	65,970	759,974

II-VI, Inc.(a)	114,300	1,868,805

Regal-Beloit Corp.	38,000	2,796,040

Total		5,822,239

Machinery 3.6%

Accuride Corp.(a)	24,380	85,574

American Railcar Industries, Inc.	15,300	664,020

Barnes Group, Inc.	11,630	424,495

CIRCOR International, Inc.	8,500	674,305

Federal Signal Corp.(a)	8,310	129,885

Harsco Corp.	48,500	1,268,275

Hyster-Yale Materials Handling, Inc.	3,000	250,080

IDEX Corp.	24,900	1,776,117

Meritor, Inc.(a)	65,590	522,752

Oshkosh Corp.	64,100	3,124,875

Tecumseh Products Co., Class B(a)	10,948	90,978

Tennant Co.	8,040	524,691

Terex Corp.(a)	91,800	3,334,176

Wabtec Corp.	19,050	1,314,450

Total		14,184,673

Marine 0.2%

Kirby Corp.(a)	8,450	798,103

Professional Services 1.2%

Kelly Services, Inc., Class A	11,270	261,915

Korn/Ferry International(a)	87,480	2,026,037

Resources Connection, Inc.	138,460	1,968,901

RPX Corp.(a)	40,060	661,791

Total		4,918,644

Road & Rail 0.8%

Con-way, Inc.	15,270	632,025

Heartland Express, Inc.	15,430	282,832

Landstar System, Inc.	24,790	1,391,463

Quality Distribution, Inc.(a)	32,220	394,051

Roadrunner Transportation Systems, Inc.(a)	16,880	462,174

Total		3,162,545

Trading Companies & Distributors 1.8%

AerCap Holdings NV(a)	240,450	5,056,663

Common Stocks (continued)
Issuer	Shares	Value ($)

Aircastle Ltd.	28,380	531,274

Beacon Roofing Supply, Inc.(a)	5,170	192,221

CAI International, Inc.(a)	19,160	440,680

Rush Enterprises, Inc., Class A(a)	19,390	566,770

TAL International Group, Inc.	5,380	293,963

Total		7,081,571

Total Industrials		86,868,770

Information Technology 15.5%
Communications Equipment 0.5%

Arris Group, Inc.(a)	40,960	840,499

Finisar Corp.(a)	13,010	269,177

Plantronics, Inc.	14,500	648,585

ShoreTel, Inc.(a)	28,590	231,007

Total		1,989,268

Computers & Peripherals 0.8%

Avid Technology, Inc.(a)	140,000	1,239,000

Diebold, Inc.	57,200	1,952,236

Intevac, Inc.(a)	22,020	145,772

Total		3,337,008

Electronic Equipment, Instruments & Components 6.4%

Celestica, Inc.(a)	225,343	2,275,964

Coherent, Inc.	8,190	565,438

FARO Technologies, Inc.(a)	36,200	1,974,348

Jabil Circuit, Inc.	95,000	1,925,650

Littelfuse, Inc.	32,400	2,817,180

Mercury Systems, Inc.(a)	100,000	1,094,000

OSI Systems, Inc.(a)	7,560	579,852

Park Electrochemical Corp.	52,900	1,571,659

Plexus Corp.(a)	101,600	4,101,592

Sanmina Corp.(a)	347,608	5,380,972

Tech Data Corp.(a)	8,600	445,824

Vishay Intertechnology, Inc.(a)	201,600	2,606,688

Total		25,339,167

Internet Software & Services 0.1%

Stamps.com, Inc.(a)	8,470	390,213

IT Services 1.5%

Euronet Worldwide, Inc.(a)	17,290	837,701

Evertec, Inc.	88,550	1,954,299

MoneyGram International, Inc.(a)	17,590	370,973

VeriFone Systems, Inc.(a)	100,150	2,564,841

Total		5,727,814

Semiconductors & Semiconductor Equipment 4.0%

ATMI, Inc.(a)	33,500	1,025,100

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2013

Columbia Multi-Advisor Small Cap Value Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)

Axcelis Technologies, Inc.(a)	200,000	446,000

Brooks Automation, Inc.	197,500	2,087,575

Diodes, Inc.(a)	107,000	2,186,010

Fairchild Semiconductor International, Inc.(a)	198,600	2,528,178

International Rectifier Corp.(a)	58,060	1,389,956

Micron Technology, Inc.(a)	126,000	2,658,600

Monolithic Power Systems, Inc.	11,560	386,104

OmniVision Technologies, Inc.(a)	30,420	487,633

Photronics, Inc.(a)	287,300	2,482,272

SunEdison, Inc.(a)	24,190	307,455

Total		15,984,883

Software 2.2%

ACI Worldwide, Inc.(a)	10,381	669,886

Aspen Technology, Inc.(a)	7,280	287,778

Blackbaud, Inc.	12,260	443,444

Bottomline Technologies de, Inc.(a)	16,620	574,553

Callidus Software, Inc.(a)	17,100	186,732

EPIQ Systems, Inc.	27,990	468,273

Informatica Corp.(a)	38,450	1,492,245

Manhattan Associates, Inc.(a)	2,900	348,754

Mentor Graphics Corp.	130,260	2,934,106

Netscout Systems, Inc.(a)	21,390	650,898

Silver Spring Networks, Inc.(a)	21,750	450,008

Total		8,506,677

Total Information Technology		61,275,030

Materials 6.7%
Chemicals 2.6%

Axiall Corp.	15,710	711,663

Calgon Carbon Corp.(a)	27,290	565,176

H.B. Fuller Co.	10,640	545,087

Minerals Technologies, Inc.	10,320	613,008

PolyOne Corp.	152,300	4,943,658

Scotts Miracle-Gro Co., Class A	40,500	2,372,490

Sensient Technologies Corp.	8,300	407,862

Total		10,158,944

Construction Materials 0.2%

Texas Industries, Inc.(a)	11,401	662,626

Containers & Packaging 0.8%

Berry Plastics Group, Inc.(a)	69,650	1,493,993

Silgan Holdings, Inc.	33,700	1,575,475

Total		3,069,468

Common Stocks (continued)
Issuer	Shares	Value ($)

Metals & Mining 1.5%

AuRico Gold, Inc.	682,529	2,682,339

Coeur Mining, Inc.(a)	90,000	991,800

Horsehead Holding Corp.(a)	14,510	217,215

Pan American Silver Corp.	63,500	685,165

RTI International Metals, Inc.(a)	16,050	559,663

Walter Energy, Inc.	67,000	953,410

Total		6,089,592

Paper & Forest Products 1.6%

Clearwater Paper Corp.(a)	10,430	552,268

KapStone Paper and Packaging Corp.	12,590	670,795

Louisiana-Pacific Corp.(a)	34,950	573,180

Resolute Forest Products, Inc.(a)	287,998	4,665,568

Total		6,461,811

Total Materials		26,442,441

Telecommunication Services 0.1%
Diversified Telecommunication Services 0.1%

General Communication, Inc., Class A(a)	62,290	619,786

Total Telecommunication Services		619,786

Utilities 1.4%
Electric Utilities 1.0%

Allete, Inc.	9,200	453,376

Cleco Corp.	6,930	316,770

IDACORP, Inc.	10,950	565,896

PNM Resources, Inc.	26,910	626,196

UIL Holdings Corp.	12,020	451,110

Unitil Corp.	9,180	277,787

Westar Energy, Inc.	38,500	1,207,360

Total		3,898,495

Gas Utilities 0.4%

Chesapeake Utilities Corp.	5,140	299,045

New Jersey Resources Corp.	9,890	451,874

Piedmont Natural Gas Co., Inc.	8,190	271,499

Southwest Gas Corp.	7,920	420,235

WGL Holdings, Inc.	6,900	274,965

Total		1,717,618

Total Utilities		5,616,113

Total Common Stocks
(Cost: $259,222,122)		351,611,016

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	9

Columbia Multi-Advisor Small Cap Value Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Limited Partnerships 0.2%
Issuer	Shares	Value ($)

Energy 0.1%
Energy Equipment & Services 0.1%

Exterran Partners LP	11,790	328,116

Total Energy		328,116

Financials 0.1%
Capital Markets 0.1%

Carlyle Group Ltd.	16,970	551,525

Total Financials		551,525

Total Limited Partnerships
(Cost: $879,156)		879,641

Money Market Funds 10.5%
	Shares	Value ($)

Columbia Short-Term Cash Fund, 0.094%(b)(c)	41,514,129	41,514,129

Total Money Market Funds
(Cost: $41,514,129)		41,514,129

Total Investments
(Cost: $301,615,407)		394,004,786

Other Assets & Liabilities, Net		2,380,886

Net Assets		396,385,672

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	The rate shown is the seven-day current annualized yield at November 30, 2013.

(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	26,013,646	68,154,694	(52,654,211)	41,514,129	17,733	41,514,129

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2013

Columbia Multi-Advisor Small Cap Value Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Fair Value Measurements (continued)

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities

Common Stocks

Consumer Discretionary	46,165,459	—	—	46,165,459

Consumer Staples	8,195,303	—	—	8,195,303

Energy	19,681,142	—	—	19,681,142

Financials	75,623,925	—	—	75,623,925

Health Care	21,123,047	—	—	21,123,047

Industrials	86,868,770	—	—	86,868,770

Information Technology	61,275,030	—	—	61,275,030

Materials	26,442,441	—	—	26,442,441

Telecommunication Services	619,786	—	—	619,786

Utilities	5,616,113	—	—	5,616,113

Total Equity Securities	351,611,016	—	—	351,611,016

Other

Limited Partnerships	879,641	—	—	879,641

Total Other	879,641	—	—	879,641

Mutual Funds

Money Market Funds	41,514,129	—	—	41,514,129

Total Mutual Funds	41,514,129	—	—	41,514,129

Total	394,004,786	—	—	394,004,786

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	11

Columbia Multi-Advisor Small Cap Value Fund

Statement of Assets and Liabilities

November 30, 2013 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $260,101,278)	$352,490,657

Affiliated issuers (identified cost $41,514,129)	41,514,129

Total investments (identified cost $301,615,407)	394,004,786

Cash	603,107

Receivable for:

Investments sold	5,721,688

Capital shares sold	234,630

Dividends	311,195

Reclaims	1,496

Expense reimbursement due from Investment Manager	4,627

Other assets	268

Total assets	400,881,797

Liabilities

Payable for:

Investments purchased	4,134,034

Capital shares purchased	197,926

Investment management fees	20,845

Distribution and/or service fees	5,602

Transfer agent fees	51,146

Administration fees	1,736

Plan administration fees	577

Compensation of board members	23,493

Other expenses	60,766

Total liabilities	4,496,125

Net assets applicable to outstanding capital stock	$396,385,672

Represented by

Paid-in capital	$262,647,886

Excess of distributions over net investment income	(700,103)

Accumulated net realized gain	42,048,510

Unrealized appreciation (depreciation) on:

Investments	92,389,379

Total — representing net assets applicable to outstanding capital stock	$396,385,672

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2013

Columbia Multi-Advisor Small Cap Value Fund

Statement of Assets and Liabilities (continued)

November 30, 2013 (Unaudited)

Class A

Net assets	$308,788,898

Shares outstanding	37,900,397

Net asset value per share	$8.15

Maximum offering price per share(a)	$8.65

Class B

Net assets	$10,276,063

Shares outstanding	1,401,846

Net asset value per share	$7.33

Class C

Net assets	$11,796,640

Shares outstanding	1,604,143

Net asset value per share	$7.35

Class I

Net assets	$23,195,787

Shares outstanding	2,705,053

Net asset value per share	$8.57

Class K

Net assets	$2,872,465

Shares outstanding	343,597

Net asset value per share	$8.36

Class R

Net assets	$6,097,433

Shares outstanding	756,593

Net asset value per share	$8.06

Class R4

Net assets	$2,240,052

Shares outstanding	271,108

Net asset value per share	$8.26

Class R5

Net assets	$21,210,551

Shares outstanding	2,506,319

Net asset value per share	$8.46

Class Z

Net assets	$9,907,783

Shares outstanding	1,162,621

Net asset value per share	$8.52

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	13

Columbia Multi-Advisor Small Cap Value Fund

Statement of Operations

Six Months Ended November 30, 2013 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$2,255,655
Dividends — affiliated issuers	17,733
Interest	8
Foreign taxes withheld	(18,034)

Total income	2,255,362

Expenses:
Investment management fees	1,788,971
Distribution and/or service fees
Class A	360,671
Class B	54,219
Class C	54,486
Class R	20,630
Transfer agent fees
Class A	397,948
Class B	15,014
Class C	15,026
Class K	659
Class R	11,365
Class R4	2,196
Class R5	4,807
Class Z	10,624
Administration fees	148,809
Plan administration fees
Class K	3,296
Compensation of board members	9,726
Custodian fees	16,305
Printing and postage fees	45,211
Registration fees	54,235
Professional fees	15,356
Other	6,045

Total expenses	3,035,599
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(441,831)
Expense reductions	(40)

Total net expenses	2,593,728

Net investment loss	(338,366)

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	29,140,537

Net realized gain	29,140,537
Net change in unrealized appreciation (depreciation) on:
Investments	18,008,847

Net change in unrealized appreciation (depreciation)	18,008,847

Net realized and unrealized gain	47,149,384

Net increase in net assets resulting from operations	$46,811,018

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2013

Columbia Multi-Advisor Small Cap Value Fund

Statement of Changes in Net Assets

	Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013
Operations

Net investment income (loss)	$(338,366)	$183,949

Net realized gain	29,140,537	30,422,866

Net change in unrealized appreciation (depreciation)	18,008,847	65,034,265

Net increase in net assets resulting from operations	46,811,018	95,641,080

Distributions to shareholders

Net investment income

Class A	—	(93,955)

Class I	—	(50,512)

Class K	—	(2,333)

Class R5	—	(35,457)

Class Z	—	(7,826)

Net realized gains

Class A	—	(1,401,605)

Class B	—	(72,657)

Class C	—	(55,467)

Class I	—	(107,580)

Class K	—	(11,184)

Class R	—	(30,038)

Class R4	—	(13,101)

Class R5	—	(83,630)

Class Z	—	(24,948)

Total distributions to shareholders	—	(1,990,293)

Increase (decrease) in net assets from capital stock activity	(10,355,028)	(49,511,403)

Proceeds from regulatory settlements (Note 6)	—	119,444

Total increase in net assets	36,455,990	44,258,828

Net assets at beginning of period	359,929,682	315,670,854

Net assets at end of period	$396,385,672	$359,929,682

Excess of distributions over net investment income	$(700,103)	$(361,737)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	15

Columbia Multi-Advisor Small Cap Value Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31, 2013
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class A shares

Subscriptions(a)	2,368,284	17,879,930	4,163,105	25,571,237

Distributions reinvested	—	—	237,647	1,471,036

Redemptions	(3,039,010)	(22,924,650)	(11,037,183)	(67,333,906)

Net decrease	(670,726)	(5,044,720)	(6,636,431)	(40,291,633)

Class B shares

Subscriptions	16,741	115,807	11,135	62,793

Distributions reinvested	—	—	12,813	71,880

Redemptions(a)	(554,964)	(3,778,918)	(1,544,464)	(8,074,643)

Net decrease	(538,223)	(3,663,111)	(1,520,516)	(7,939,970)

Class C shares

Subscriptions	133,248	909,921	255,296	1,450,882

Distributions reinvested	—	—	9,219	51,904

Redemptions	(112,065)	(769,700)	(413,019)	(2,309,574)

Net increase (decrease)	21,183	140,221	(148,504)	(806,788)

Class I shares

Subscriptions	2,544	20,010	7,074	42,947

Distributions reinvested	—	—	24,348	158,016

Redemptions	(254,972)	(2,038,849)	(442,237)	(2,901,908)

Net decrease	(252,428)	(2,018,839)	(410,815)	(2,700,945)

Class K shares

Subscriptions	35,911	278,202	108,426	650,124

Distributions reinvested	—	—	2,119	13,434

Redemptions	(24,416)	(191,759)	(58,146)	(360,762)

Net increase	11,495	86,443	52,399	302,796

Class R shares

Subscriptions	382,797	2,838,941	796,571	4,934,102

Distributions reinvested	—	—	3,819	23,448

Redemptions	(764,264)	(5,830,000)	(321,590)	(1,968,852)

Net increase (decrease)	(381,467)	(2,991,059)	478,800	2,988,698

Class R4 shares

Subscriptions	130,081	1,000,835	77,423	481,295

Distributions reinvested	—	—	1,944	12,168

Redemptions	(26,447)	(203,255)	(383,695)	(2,498,351)

Net increase (decrease)	103,634	797,580	(304,328)	(2,004,888)

Class R5 shares

Subscriptions	249,760	1,979,992	549,399	3,582,109

Distributions reinvested	—	—	18,573	119,053

Redemptions	(217,235)	(1,689,151)	(659,324)	(4,220,061)

Net increase (decrease)	32,525	290,841	(91,352)	(518,899)

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2013

Columbia Multi-Advisor Small Cap Value Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31, 2013
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)

Class Z shares

Subscriptions	321,896	2,594,398	345,662	2,361,355

Distributions reinvested	—	—	4,853	31,350

Redemptions	(70,324)	(546,782)	(140,306)	(932,479)

Net increase	251,572	2,047,616	210,209	1,460,226

Total net decrease	(1,422,435)	(10,355,028)	(8,370,538)	(49,511,403)

(a)	Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	17

Columbia Multi-Advisor Small Cap Value Fund

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended November 30, 2013		Year Ended May 31,
Class A	(Unaudited)		2013		2012		2011	2010	2009
Per share data
Net asset value, beginning of period	$7.20		$5.42		$6.18		$4.91	$3.35	$4.73

Income from investment operations:

Net investment income (loss)	(0.01)		0.00	(a)	(0.01)		(0.03)	(0.02)	0.00 (a)

Net realized and unrealized gain (loss)	0.96		1.82		(0.75)		1.30	1.58	(1.38)

Total from investment operations	0.95		1.82		(0.76)		1.27	1.56	(1.38)

Less distributions to shareholders:

Net investment income	—		(0.01)		—		—	—	—

Net realized gains	—		(0.03)		—		—	—	—

Total distributions to shareholders	—		(0.04)		—		—	—	—

Proceeds from regulatory settlements	—		0.00	(a)	—		—	—	—

Net asset value, end of period	$8.15		$7.20		$5.42		$6.18	$4.91	$3.35

Total return	13.19%		33.63	%(b)	(12.30%)		25.87%	46.57%	(29.18%)

Ratios to average net assets(c)

Total gross expenses	1.65	%(d)	1.70%		1.70%		1.70%	1.79%	1.79%

Total net expenses(e)	1.40	%(d)(f)	1.42	%(f)	1.50	%(f)	1.53%	1.52%	1.35%

Net investment income (loss)	(0.19	%)(d)	0.06%		(0.27%)		(0.56%)	(0.54%)	0.04%

Supplemental data

Net assets, end of period (in thousands)	$308,789		$277,567		$244,913		$323,548	$277,384	$194,256

Portfolio turnover	40%		68%		66%		54%	80%	120%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.04%.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2013

Columbia Multi-Advisor Small Cap Value Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2013		Year Ended May 31,
Class B	(Unaudited)		2013		2012		2011	2010	2009
Per share data
Net asset value, beginning of period	$6.50		$4.93		$5.68		$4.54	$3.12	$4.44

Income from investment operations:

Net investment loss	(0.03)		(0.04)		(0.05)		(0.07)	(0.05)	(0.02)

Net realized and unrealized gain (loss)	0.86		1.64		(0.70)		1.21	1.47	(1.30)

Total from investment operations	0.83		1.60		(0.75)		1.14	1.42	(1.32)

Less distributions to shareholders:

Net realized gains	—		(0.03)		—		—	—	—

Total distributions to shareholders	—		(0.03)		—		—	—	—

Proceeds from regulatory settlements	—		0.00	(a)	—		—	—	—

Net asset value, end of period	$7.33		$6.50		$4.93		$5.68	$4.54	$3.12

Total return	12.77%		32.66	%(b)	(13.20%)		25.11%	45.51%	(29.73%)

Ratios to average net assets(c)

Total gross expenses	2.40	%(d)	2.45%		2.44%		2.47%	2.56%	2.56%

Total net expenses(e)	2.15	%(d)(f)	2.17	%(f)	2.26	%(f)	2.30%	2.30%	2.12%

Net investment loss	(0.91	%)(d)	(0.70%)		(1.05%)		(1.34%)	(1.31%)	(0.73%)

Supplemental data

Net assets, end of period (in thousands)	$10,276		$12,609		$17,066		$37,804	$62,404	$61,304

Portfolio turnover	40%		68%		66%		54%	80%	120%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.04%.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	19

Columbia Multi-Advisor Small Cap Value Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2013		Year Ended May 31,
Class C	(Unaudited)		2013		2012		2011	2010	2009
Per share data
Net asset value, beginning of period	$6.52		$4.95		$5.69		$4.55	$3.12	$4.45

Income from investment operations:

Net investment loss	(0.03)		(0.04)		(0.05)		(0.07)	(0.05)	(0.02)

Net realized and unrealized gain (loss)	0.86		1.64		(0.69)		1.21	1.48	(1.31)

Total from investment operations	0.83		1.60		(0.74)		1.14	1.43	(1.33)

Less distributions to shareholders:

Net realized gains	—		(0.03)		—		—	—	—

Total distributions to shareholders	—		(0.03)		—		—	—	—

Proceeds from regulatory settlements	—		0.00	(a)	—		—	—	—

Net asset value, end of period	$7.35		$6.52		$4.95		$5.69	$4.55	$3.12

Total return	12.73%		32.52	%(b)	(13.01%)		25.05%	45.83%	(29.89%)

Ratios to average net assets(c)

Total gross expenses	2.40	%(d)	2.45%		2.44%		2.44%	2.55%	2.55%

Total net expenses(e)	2.15	%(d)(f)	2.17	%(f)	2.26	%(f)	2.29%	2.28%	2.11%

Net investment loss	(0.94	%)(d)	(0.69%)		(1.02%)		(1.33%)	(1.29%)	(0.72%)

Supplemental data

Net assets, end of period (in thousands)	$11,797		$10,320		$8,563		$10,055	$7,765	$5,807

Portfolio turnover	40%		68%		66%		54%	80%	120%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.04%.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2013

Columbia Multi-Advisor Small Cap Value Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2013		Year Ended May 31,
Class I	(Unaudited)		2013		2012	2011	2010		2009
Per share data
Net asset value, beginning of period	$7.56		$5.67		$6.45	$5.10	$3.46		$4.87

Income from investment operations:

Net investment income (loss)	0.01		0.03		0.01	(0.01)	(0.00	)(a)	0.02

Net realized and unrealized gain (loss)	1.00		1.91		(0.79)	1.36	1.64		(1.43)

Total from investment operations	1.01		1.94		(0.78)	1.35	1.64		(1.41)

Less distributions to shareholders:

Net investment income	—		(0.02)		—	—	—		—

Net realized gains	—		(0.03)		—	—	—		—

Total distributions to shareholders	—		(0.05)		—	—	—		—

Proceeds from regulatory settlements	—		0.00	(a)	—	—	—		—

Net asset value, end of period	$8.57		$7.56		$5.67	$6.45	$5.10		$3.46

Total return	13.36%		34.37	%(b)	(12.09%)	26.47%	47.40%		(28.95%)

Ratios to average net assets(c)

Total gross expenses	1.12	%(d)	1.13%		1.12%	1.16%	1.20%		1.18%

Total net expenses(e)	0.95	%(d)	0.97%		1.09%	1.08%	1.07%		0.93%

Net investment income (loss)	0.27	%(d)	0.50%		0.09%	(0.12%)	(0.08%)		0.50%

Supplemental data

Net assets, end of period (in thousands)	$23,196		$22,350		$19,114	$48,387	$43,815		$40,476

Portfolio turnover	40%		68%		66%	54%	80%		120%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.04%.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	21

Columbia Multi-Advisor Small Cap Value Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2013		Year Ended May 31,
Class K	(Unaudited)		2013		2012	2011	2010	2009
Per share data
Net asset value, beginning of period	$7.38		$5.55		$6.33	$5.02	$3.41	$4.81

Income from investment operations:

Net investment income (loss)	(0.00	)(a)	0.01		(0.01)	(0.02)	(0.02)	0.01

Net realized and unrealized gain (loss)	0.98		1.86		(0.77)	1.33	1.63	(1.41)

Total from investment operations	0.98		1.87		(0.78)	1.31	1.61	(1.40)

Less distributions to shareholders:

Net investment income	—		(0.01)		—	—	—	—

Net realized gains	—		(0.03)		—	—	—	—

Total distributions to shareholders	—		(0.04)		—	—	—	—

Proceeds from regulatory settlements	—		0.00	(a)	—	—	—	—

Net asset value, end of period	$8.36		$7.38		$5.55	$6.33	$5.02	$3.41

Total return	13.28%		33.85	%(b)	(12.32%)	26.10%	47.21%	(29.11%)

Ratios to average net assets(c)

Total gross expenses	1.42	%(d)	1.43%		1.41%	1.41%	1.50%	1.42%

Total net expenses(e)	1.25	%(d)	1.27%		1.38%	1.33%	1.37%	1.01%

Net investment income (loss)	(0.04	%)(d)	0.21%		(0.15%)	(0.42%)	(0.37%)	0.39%

Supplemental data

Net assets, end of period (in thousands)	$2,872		$2,450		$1,552	$2,250	$370	$154

Portfolio turnover	40%		68%		66%	54%	80%	120%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.04%.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

22	Semiannual Report 2013

Columbia Multi-Advisor Small Cap Value Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2013		Year Ended May 31,
Class R	(Unaudited)		2013		2012		2011	2010	2009
Per share data
Net asset value, beginning of period	$7.13		$5.38		$6.15		$4.90	$3.35	$4.76

Income from investment operations:

Net investment loss	(0.02)		(0.01)		(0.03)		(0.05)	(0.04)	(0.01)

Net realized and unrealized gain (loss)	0.95		1.79		(0.74)		1.30	1.59	(1.40)

Total from investment operations	0.93		1.78		(0.77)		1.25	1.55	(1.41)

Less distributions to shareholders:

Net realized gains	—		(0.03)		—		—	—	—

Total distributions to shareholders	—		(0.03)		—		—	—	—

Proceeds from regulatory settlements	—		0.00	(a)	—		—	—	—

Net asset value, end of period	$8.06		$7.13		$5.38		$6.15	$4.90	$3.35

Total return	13.04%		33.27	%(b)	(12.52%)		25.51%	46.27%	(29.62%)

Ratios to average net assets(c)

Total gross expenses	1.89	%(d)	1.95%		1.96%		1.89%	2.00%	1.92%

Total net expenses(e)	1.65	%(d)(f)	1.66	%(f)	1.76	%(f)	1.80%	1.87%	1.71%

Net investment loss	(0.47	%)(d)	(0.22%)		(0.50%)		(0.86%)	(0.89%)	(0.30%)

Supplemental data

Net assets, end of period (in thousands)	$6,097		$8,110		$3,545		$1,951	$679	$342

Portfolio turnover	40%		68%		66%		54%	80%	120%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.04%.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	23

Columbia Multi-Advisor Small Cap Value Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2013		Year Ended May 31,
Class R4	(Unaudited)		2013		2012	2011	2010	2009
Per share data
Net asset value, beginning of period	$7.29		$5.48		$6.26	$4.98	$3.39	$4.80

Income from investment operations:

Net investment income (loss)	0.00	(a)	0.01		(0.02)	(0.04)	(0.03)	0.00 (a)

Net realized and unrealized gain (loss)	0.97		1.83		(0.76)	1.32	1.62	(1.41)

Total from investment operations	0.97		1.84		(0.78)	1.28	1.59	(1.41)

Less distributions to shareholders:

Net realized gains	—		(0.03)		—	—	—	—

Total distributions to shareholders	—		(0.03)		—	—	—	—

Proceeds from regulatory settlements	—		0.00	(a)	—	—	—	—

Net asset value, end of period	$8.26		$7.29		$5.48	$6.26	$4.98	$3.39

Total return	13.31%		33.76	%(b)	(12.46%)	25.70%	46.90%	(29.38%)

Ratios to average net assets(c)

Total gross expenses	1.40	%(d)	1.55%		1.65%	1.67%	1.76%	1.76%

Total net expenses(e)	1.15	%(d)(f)	1.34%		1.63%	1.58%	1.62%	1.45%

Net investment income (loss)	0.04	%(d)	0.20%		(0.39%)	(0.62%)	(0.65%)	0.08%

Supplemental data

Net assets, end of period (in thousands)	$2,240		$1,221		$2,585	$2,946	$440	$27

Portfolio turnover	40%		68%		66%	54%	80%	120%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.04%.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

24	Semiannual Report 2013

Columbia Multi-Advisor Small Cap Value Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2013		Year Ended May 31,
Class R5	(Unaudited)		2013		2012	2011	2010	2009
Per share data
Net asset value, beginning of period	$7.46		$5.60		$6.37	$5.04	$3.42	$4.82

Income from investment operations:

Net investment income (loss)	0.01		0.03		0.01	(0.01)	(0.01)	0.02

Net realized and unrealized gain (loss)	0.99		1.88		(0.78)	1.34	1.63	(1.42)

Total from investment operations	1.00		1.91		(0.77)	1.33	1.62	(1.40)

Less distributions to shareholders:

Net investment income	—		(0.02)		—	—	—	—

Net realized gains	—		(0.03)		—	—	—	—

Total distributions to shareholders	—		(0.05)		—	—	—	—

Proceeds from regulatory settlements	—		0.00	(a)	—	—	—	—

Net asset value, end of period	$8.46		$7.46		$5.60	$6.37	$5.04	$3.42

Total return	13.40%		34.23	%(b)	(12.09%)	26.39%	47.37%	(29.05%)

Ratios to average net assets(c)

Total gross expenses	1.17	%(d)	1.18%		1.15%	1.20%	1.25%	1.18%

Total net expenses(e)	1.00	%(d)	1.02%		1.12%	1.11%	1.12%	0.96%

Net investment income (loss)	0.21	%(d)	0.45%		0.13%	(0.16%)	(0.14%)	0.45%

Supplemental data

Net assets, end of period (in thousands)	$21,211		$18,454		$14,373	$17,344	$11,079	$7,087

Portfolio turnover	40%		68%		66%	54%	80%	120%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.04%.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	25

Columbia Multi-Advisor Small Cap Value Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2013		Year Ended May 31,
Class Z	(Unaudited)		2013		2012		2011(a)
Per share data
Net asset value, beginning of period	$7.52		$5.65		$6.43		$5.09

Income from investment operations:

Net investment income (loss)	0.00	(b)	0.02		(0.00	)(b)	(0.01)

Net realized and unrealized gain (loss)	1.00		1.90		(0.78)		1.35

Total from investment operations	1.00		1.92		(0.78)		1.34

Less distributions to shareholders:

Net investment income	—		(0.02)		—		—

Net realized gains	—		(0.03)		—		—

Total distributions to shareholders	—		(0.05)		—		—

Proceeds from regulatory settlements	—		0.00	(b)	—		—

Net asset value, end of period	$8.52		$7.52		$5.65		$6.43

Total return	13.30%		34.03	%(c)	(12.13%)		26.33%

Ratios to average net assets(d)

Total gross expenses	1.40	%(e)	1.45%		1.44%		1.32	%(e)

Total net expenses(f)	1.15	%(e)(g)	1.16	%(g)	1.25	%(g)	1.20	%(e)

Net investment income (loss)	0.05	%(e)	0.30%		(0.00	%)(b)	(0.22	%)(e)

Supplemental data

Net assets, end of period (in thousands)	$9,908		$6,848		$3,960		$4,338

Portfolio turnover	40%		68%		66%		54%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to May 31, 2011.

(b)	Rounds to zero.

(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.04%.

(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)	Annualized.

(f)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

26	Semiannual Report 2013

Columbia Multi-Advisor Small Cap Value Fund

Notes to Financial Statements

November 30, 2013 (Unaudited)

Note 1. Organization

Columbia Multi-Advisor Small Cap Value Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5 and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other eligible investors.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain other eligible investors.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class Z shares are not subject to sales charges and are available only to certain eligible investors, which are subject to different investment minimums.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations,

Semiannual Report 2013	27

Columbia Multi-Advisor Small Cap Value Fund

Notes to Financial Statements (continued)

November 30, 2013 (Unaudited)

foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange traded funds (ETFs) and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on estimates made by the Fund’s management if actual information has not yet been reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the BDCs, ETFs and REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

28	Semiannual Report 2013

Columbia Multi-Advisor Small Cap Value Fund

Notes to Financial Statements (continued)

November 30, 2013 (Unaudited)

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadvisers (see Subadvisory Agreements below) have the primary responsibility for the day-to-day portfolio management of the Fund. The investment management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.97% to 0.87% as the Fund’s net assets increase. The annualized effective investment management fee rate for the six months ended November 30, 2013 was 0.96% of the Fund’s average daily net assets.

Subadvisory Agreements

The Investment Manager has entered into Subadvisory Agreements with Barrow, Hanley, Mewhinney & Strauss, LLC, Donald Smith & Co., Inc., Metropolitan West Capital Management, LLC and Turner Investments, L.P., each of which subadvises a portion of the assets of the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager’s determination, subject to the oversight of the Fund’s Board. Each subadviser’s proportionate share of investments in the Fund will vary due to market fluctuations. The Investment Manager compensates each subadviser to manage the investment of the Fund’s assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.08% to 0.05% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended November 30, 2013 was 0.08% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended November 30, 2013, other expenses paid to this company were $951.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for

Semiannual Report 2013	29

Columbia Multi-Advisor Small Cap Value Fund

Notes to Financial Statements (continued)

November 30, 2013 (Unaudited)

services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class.

For the six months ended November 30, 2013, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.28%
Class B	0.28
Class C	0.28
Class K	0.05
Class R	0.28
Class R4	0.27
Class R5	0.05
Class Z	0.28

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’ initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2013, these minimum account balance fees reduced total expenses by $40.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $1,072,000 and $132,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of September 30, 2013, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $85,391 for Class A, $1,020 for Class B and $498 for Class C shares for the six months ended November 30, 2013.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

Fee Rates Contractual through September 30, 2014
Class A	1.40%
Class B	2.15
Class C	2.15
Class I	0.95
Class K	1.25
Class R	1.65
Class R4	1.15
Class R5	1.00
Class Z	1.15

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds

30	Semiannual Report 2013

Columbia Multi-Advisor Small Cap Value Fund

Notes to Financial Statements (continued)

November 30, 2013 (Unaudited)

and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At November 30, 2013, the cost of investments for federal income tax purposes was approximately $301,615,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$105,047,000
Unrealized depreciation	(12,658,000)
Net unrealized appreciation	$92,389,000

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $134,401,953 and $161,535,333, respectively, for the six months ended November 30, 2013.

Note 6. Regulatory Settlements

During the year ended May 31, 2013, the Fund received $119,444 as a result of a regulatory settlement proceeding brought by the Securities and Exchange Commission against an unaffiliated third party relating to market timing and/or late trading of mutual funds. This amount represented the Fund’s portion of the proceeds from the settlement (the Fund was not a party to the proceeding). The payments have been included in “Proceeds from regulatory settlements” in the Statement of Changes in Net Assets.

Note 7. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends — affiliated issuers” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 8. Shareholder Concentration

At November 30, 2013, affiliated shareholder accounts owned 29.9% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 9. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. (JPMorgan) whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum. The commitment fee is included in other expenses in the Statement of Operations.

Effective December 10, 2013, the Fund extended its revolving credit facility with JPMorgan. The credit facility agreement, as amended, continues to permit collective borrowings up to $500 million under the same terms and interest rates as described above. Effective December 10, 2013, the Fund pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended November 30, 2013.

Note 10. Significant Risks

Industrial Sector Risk

Sector risk occurs when a fund invests a significant portion of its assets in securities of companies conducting business in a

Semiannual Report 2013	31

Columbia Multi-Advisor Small Cap Value Fund

Notes to Financial Statements (continued)

November 30, 2013 (Unaudited)

related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making a fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The Fund may be more susceptible to the particular risks that may affect companies in the industrials sector than if it were invested in a wider variety of companies in unrelated sectors.

Note 11. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 12. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

32	Semiannual Report 2013

Columbia Multi-Advisor Small Cap Value Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013	33

Columbia Multi-Advisor Small Cap Value Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR203_05_D01_(01/14)

Semiannual Report November 30, 2013

Columbia Select Large-Cap Value Fund

President’s Message

Dear Shareholders,

A market rally led by equities

Despite threats of military action in Syria, rumblings from Iran and an impending showdown over the debt ceiling here at home, the U.S. financial markets delivered positive results in the third quarter of 2013. Stocks outperformed bonds by a substantial margin. Still, robust growth continued to elude the U.S. economy, which merely plodded along. New job growth was solid but not spectacular. Consumer spending remained steady, but the only obvious beneficiary was the auto industry. Gains in the housing market met some headwinds, as mortgage rates rose and sales slipped somewhat. Nevertheless, the recovery in housing remained intact.

The Federal Reserve (the Fed) unsettled investors with a hint that it was ready to taper its purchase of U.S. Treasury and mortgage securities. However, its failure to take any action in a September meeting rallied stocks to new highs and brought bonds back into positive territory for the quarter. Small-cap stocks were the U.S. market leaders. Growth outperformed value in a quarter dominated by the materials, industrials and consumer discretionary sectors. Developed markets led the global rally, driven by strengthening economic conditions in the eurozone. Certain emerging stock markets, including China’s, bounced back with returns in line with those of the United States. India and Indonesia were exceptions to that trend, as fears of the Fed’s tapering efforts rattled investors in both countries.

Improved risk appetites boosted fixed income

Following a weak second quarter, the fixed-income markets made up some ground in the third quarter of 2013. As yields fell, bond prices rallied enough to push returns on non-Treasury sectors into positive territory. Risk appetites improved in response to continued liquidity from the Fed. Against this backdrop, U.S. high-yield and foreign bonds led the fixed-income markets, along with mortgage-backed securities and emerging market bonds. The U.S. municipal bond market was the exception, as it slipped into negative territory in the final week of the period, pressured by heightened concerns over Puerto Rico, potential municipal bankruptcies and continued fund redemptions.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation’s largest asset managers. At the heart of our success and, most importantly, that of our investors, are highly talented industry professionals, brought together by a unique way of working. At Columbia Management, reaching our performance goals matters, and how we reach them matters just as much.

Visit columbiamanagement.com for:

>	The Columbia Management Perspectives blog, offering insights on current market events and investment opportunities

>	Detailed up-to-date fund performance and portfolio information

>	Quarterly fund commentaries

>	Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton

President, Columbia Funds

Investing involves risk including the risk of loss of principal.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2013

Columbia Select Large-Cap Value Fund

Fund Investment Manager

Columbia Management Investment

Advisers, LLC

225 Franklin Street

Boston, MA 02110

Fund Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street

Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment

Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia Select Large-Cap Value Fund

Performance Overview

(Unaudited)

Performance Summary

>	Columbia Select Large-Cap Value Fund (the Fund) Class A shares returned 11.71% excluding sales charges for the six-month period that ended November 30, 2013.

>	The Fund outperformed its benchmark, the Russell 1000 Value Index, which returned 10.54% for the same six-month period.

>	The Fund underperformed the broad U.S. equity market, represented by the S&P 500 Index, which returned 11.91% for the same time period.

Average Annual Total Returns (%) (for period ended November 30, 2013)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	04/25/97
Excluding sales charges		11.71	38.01	20.12	9.53
Including sales charges		5.29	30.04	18.71	8.88
Class B	04/25/97
Excluding sales charges		11.26	36.99	19.21	8.71
Including sales charges		6.26	31.99	19.01	8.71
Class C	05/27/99
Excluding sales charges		11.27	37.00	19.22	8.72
Including sales charges		10.27	36.00	19.22	8.72
Class I*	08/03/09	11.89	38.58	20.57	9.73
Class K*	08/03/09	11.76	38.21	20.27	9.59
Class R	04/30/03	11.59	37.69	19.82	9.24
Class R4*	11/08/12	11.86	38.43	20.19	9.56
Class R5	11/30/01	11.93	38.57	20.61	10.08
Class W*	09/27/10	11.66	37.90	19.70	8.83
Class Z*	09/27/10	11.83	38.38	20.33	9.62
Russell 1000 Value Index		10.54	31.92	16.40	7.96
S&P 500 Index		11.91	30.30	17.60	7.69

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2013

Columbia Select Large-Cap Value Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at November 30, 2013)
Bank of America Corp.	4.4
JPMorgan Chase & Co.	4.3
Morgan Stanley	4.3
Citigroup, Inc.	4.0
Tyson Foods, Inc., Class A	3.9
Bristol-Myers Squibb Co.	3.9
Applied Materials, Inc.	3.8
Valero Energy Corp.	3.8
Unum Group	3.7
Juniper Networks, Inc.	3.6

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at November 30, 2013)
Common Stocks	99.2
Consumer Discretionary	7.3
Consumer Staples	10.9
Energy	17.8
Financials	28.6
Health Care	8.6
Industrials	9.0
Information Technology	7.4
Materials	6.8
Utilities	2.8
Money Market Funds	0.8
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Portfolio Management

Neil Eigen*

Richard Rosen

Kari Montanus**

* Mr. Eigen announced that he will retire at the end of 2013. As of January 2, 2014, he no longer manages the Fund.

**Effective January 2, 2014, Ms. Montanus was named a Portfolio Manager of the Fund.

Morningstar Style Box™

The Morningstar Style Box™ is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2014 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2013	3

Columbia Select Large-Cap Value Fund

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

June 1, 2013 – November 30, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,117.10	1,019.05	6.23	5.94	1.18
Class B	1,000.00	1,000.00	1,112.60	1,015.31	10.17	9.70	1.93
Class C	1,000.00	1,000.00	1,112.70	1,015.31	10.17	9.70	1.93
Class I	1,000.00	1,000.00	1,118.90	1,021.09	4.07	3.88	0.77
Class K	1,000.00	1,000.00	1,117.60	1,019.60	5.65	5.39	1.07
Class R	1,000.00	1,000.00	1,115.90	1,017.80	7.54	7.19	1.43
Class R4	1,000.00	1,000.00	1,118.60	1,020.29	4.91	4.68	0.93
Class R5	1,000.00	1,000.00	1,119.30	1,020.89	4.28	4.08	0.81
Class W	1,000.00	1,000.00	1,116.60	1,019.05	6.23	5.94	1.18
Class Z	1,000.00	1,000.00	1,118.30	1,020.29	4.91	4.68	0.93

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

4	Semiannual Report 2013

Columbia Select Large-Cap Value Fund

Portfolio of Investments

November 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 99.6%
Issuer	Shares	Value ($)

Consumer Discretionary 7.4%
Multiline Retail 2.0%

Nordstrom, Inc.	220,000	13,686,200

Specialty Retail 5.4%

Gap, Inc. (The)	500,000	20,485,000

Lowe’s Companies, Inc.	377,000	17,899,960

Total		38,384,960

Total Consumer Discretionary		52,071,160

Consumer Staples 10.9%
Food & Staples Retailing 1.8%

Costco Wholesale Corp.	100,500	12,605,715

Food Products 3.9%

Tyson Foods, Inc., Class A	874,000	27,697,060

Tobacco 5.2%

Altria Group, Inc.	540,000	19,969,200

Philip Morris International, Inc.	200,000	17,108,000

Total		37,077,200

Total Consumer Staples		77,379,975

Energy 17.8%
Oil, Gas & Consumable Fuels 17.8%

Anadarko Petroleum Corp.	250,000	22,205,000

Chevron Corp.	110,000	13,468,400

ConocoPhillips	250,000	18,200,000

Marathon Oil Corp.	425,000	15,317,000

Marathon Petroleum Corp.	215,000	17,789,100

Valero Energy Corp.	583,000	26,654,760

Williams Companies, Inc. (The)	350,000	12,327,000

Total		125,961,260

Total Energy		125,961,260

Financials 28.7%
Capital Markets 4.3%

Morgan Stanley	960,000	30,048,000

Commercial Banks 3.4%

Wells Fargo & Co.	543,000	23,902,860

Diversified Financial Services 12.6%

Bank of America Corp.	1,960,000	31,007,200

Citigroup, Inc.	529,000	27,994,680

JPMorgan Chase & Co.	530,000	30,326,600

Total		89,328,480

Common Stocks (continued)
Issuer	Shares	Value ($)

Insurance 8.4%

MetLife, Inc.	317,000	16,544,230

Prudential Financial, Inc.	190,000	16,864,400

Unum Group	774,000	25,983,180

Total		59,391,810

Total Financials		202,671,150

Health Care 8.7%
Health Care Equipment & Supplies 2.0%

Baxter International, Inc.	200,000	13,690,000

Health Care Providers & Services 2.8%

Humana, Inc.	190,000	19,758,100

Pharmaceuticals 3.9%

Bristol-Myers Squibb Co.	539,000	27,693,820

Total Health Care		61,141,920

Industrials 9.0%
Aerospace & Defense 5.2%

General Dynamics Corp.	107,000	9,807,620

Honeywell International, Inc.	176,000	15,577,760

United Technologies Corp.	104,500	11,584,870

Total		36,970,250

Road & Rail 3.8%

CSX Corp.	480,000	13,089,600

Union Pacific Corp.	83,000	13,449,320

Total		26,538,920

Total Industrials		63,509,170

Information Technology 7.4%
Communications Equipment 3.6%

Juniper Networks, Inc.(a)	1,254,000	25,418,580

Semiconductors & Semiconductor Equipment 3.8%

Applied Materials, Inc.	1,558,000	26,953,400

Total Information Technology		52,371,980

Materials 6.9%
Chemicals 3.3%

EI du Pont de Nemours & Co.	300,000	18,414,000

Praxair, Inc.	39,000	4,924,140

Total		23,338,140

Metals & Mining 3.6%

Freeport-McMoRan Copper & Gold, Inc.	724,500	25,132,905

Total Materials		48,471,045

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	5

Columbia Select Large-Cap Value Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks (continued)
Issuer	Shares	Value ($)

Utilities 2.8%
Independent Power Producers & Energy Traders 2.8%

AES Corp. (The)	1,382,000	20,135,740

Total Utilities		20,135,740

Total Common Stocks
(Cost: $446,895,455)		703,713,400

Money Market Funds 0.8%
	Shares	Value ($)

Columbia Short-Term Cash Fund, 0.094%(b)(c)	5,589,398	5,589,398

Total Money Market Funds
(Cost: $5,589,398)		5,589,398

Total Investments
(Cost: $452,484,853)		709,302,798

Other Assets & Liabilities, Net		(2,776,381)

Net Assets		706,526,417

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	The rate shown is the seven-day current annualized yield at November 30, 2013.

(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	—	71,281,736	(65,692,338)	5,589,398	1,164	5,589,398

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2013

Columbia Select Large-Cap Value Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Fair Value Measurements (continued)

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities

Common Stocks

Consumer Discretionary	52,071,160	—	—	52,071,160

Consumer Staples	77,379,975	—	—	77,379,975

Energy	125,961,260	—	—	125,961,260

Financials	202,671,150	—	—	202,671,150

Health Care	61,141,920	—	—	61,141,920

Industrials	63,509,170	—	—	63,509,170

Information Technology	52,371,980	—	—	52,371,980

Materials	48,471,045	—	—	48,471,045

Utilities	20,135,740	—	—	20,135,740

Total Equity Securities	703,713,400	—	—	703,713,400

Mutual Funds

Money Market Funds	5,589,398	—	—	5,589,398

Total Mutual Funds	5,589,398	—	—	5,589,398

Total	709,302,798	—	—	709,302,798

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	7

Columbia Select Large-Cap Value Fund

Statement of Assets and Liabilities

November 30, 2013 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $446,895,455)	$703,713,400

Affiliated issuers (identified cost $5,589,398)	5,589,398

Total investments (identified cost $452,484,853)	709,302,798

Receivable for:

Capital shares sold	798,470

Dividends	1,596,844

Expense reimbursement due from Investment Manager	1,372

Other assets	6,265

Total assets	711,705,749

Liabilities

Payable for:

Investments purchased	4,348,572

Capital shares purchased	521,309

Investment management fees	26,987

Distribution and/or service fees	9,371

Transfer agent fees	131,823

Administration fees	2,272

Plan administration fees	6

Compensation of board members	18,750

Other expenses	120,242

Total liabilities	5,179,332

Net assets applicable to outstanding capital stock	$706,526,417

Represented by

Paid-in capital	$432,731,442

Undistributed net investment income	8,202,419

Accumulated net realized gain	8,774,611

Unrealized appreciation (depreciation) on:

Investments	256,817,945

Total — representing net assets applicable to outstanding capital stock	$706,526,417

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2013

Columbia Select Large-Cap Value Fund

Statement of Assets and Liabilities (continued)

November 30, 2013 (Unaudited)

Class A

Net assets	$355,592,127

Shares outstanding	16,710,524

Net asset value per share	$21.28

Maximum offering price per share(a)	$22.58

Class B

Net assets	$2,456,235

Shares outstanding	124,313

Net asset value per share	$19.76

Class C

Net assets	$65,245,294

Shares outstanding	3,304,010

Net asset value per share	$19.75

Class I

Net assets	$144,634,713

Shares outstanding	6,594,373

Net asset value per share	$21.93

Class K

Net assets	$23,666

Shares outstanding	1,083

Net asset value per share	$21.85

Class R

Net assets	$17,317,651

Shares outstanding	825,185

Net asset value per share	$20.99

Class R4

Net assets	$8,459,557

Shares outstanding	381,774

Net asset value per share	$22.16

Class R5

Net assets	$4,592,625

Shares outstanding	209,162

Net asset value per share	$21.96

Class W

Net assets	$21,578,522

Shares outstanding	1,019,159

Net asset value per share	$21.17

Class Z

Net assets	$86,626,027

Shares outstanding	3,949,952

Net asset value per share	$21.93

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	9

Columbia Select Large-Cap Value Fund

Statement of Operations

Six Months Ended November 30, 2013 (Unaudited)

Net investment income

Income:

Dividends — unaffiliated issuers	$6,930,804

Dividends — affiliated issuers	1,164

Total income	6,931,968

Expenses:

Investment management fees	2,158,554

Distribution and/or service fees

Class A	400,870

Class B	11,897

Class C	287,974

Class R	40,389

Class W	759

Transfer agent fees

Class A	308,653

Class B	2,288

Class C	55,423

Class K	8

Class R	15,543

Class R4	3,862

Class R5	3,267

Class W	801

Class Z	63,678

Administration fees	181,957

Plan administration fees

Class K	39

Compensation of board members	11,014

Custodian fees	4,044

Printing and postage fees	28,602

Registration fees	58,984

Professional fees	16,438

Line of credit interest expense	351

Other	10,320

Total expenses	3,665,715

Fees waived or expenses reimbursed by Investment Manager and its affiliates	(174,637)

Expense reductions	(1,981)

Total net expenses	3,489,097

Net investment income	3,442,871

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	2,342,032

Net realized gain	2,342,032

Net change in unrealized appreciation (depreciation) on:

Investments	64,726,972

Net change in unrealized appreciation (depreciation)	64,726,972

Net realized and unrealized gain	67,069,004

Net increase in net assets resulting from operations	$70,511,875

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2013

Columbia Select Large-Cap Value Fund

Statement of Changes in Net Assets

	Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013(a)
Operations

Net investment income	$3,442,871	$5,819,000

Net realized gain	2,342,032	18,504,119

Net change in unrealized appreciation (depreciation)	64,726,972	140,239,328

Net increase in net assets resulting from operations	70,511,875	164,562,447

Distributions to shareholders

Net investment income

Class A	—	(3,177,085)

Class B	—	(11,410)

Class C	—	(307,096)

Class I	—	(1,644,961)

Class K	—	(359)

Class R	—	(155,212)

Class R4	—	(43)

Class R5	—	(10,527)

Class W	—	(313,476)

Class Z	—	(379,861)

Net realized gains

Class A	—	(8,104,231)

Class B	—	(84,855)

Class C	—	(1,627,437)

Class I	—	(3,197,309)

Class K	—	(836)

Class R	—	(451,244)

Class R4	—	(84)

Class R5	—	(21,476)

Class W	—	(850,174)

Class Z	—	(915,151)

Total distributions to shareholders	—	(21,252,827)

Increase (decrease) in net assets from capital stock activity	71,778,431	(47,969,818)

Total increase in net assets	142,290,306	95,339,802

Net assets at beginning of period	564,236,111	468,896,309

Net assets at end of period	$706,526,417	$564,236,111

Undistributed net investment income	$8,202,419	$4,759,548

(a)	Class R4 shares are for the period from November 8, 2012 (commencement of operations) May 31, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	11

Columbia Select Large-Cap Value Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31, 2013(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class A shares

Subscriptions(b)	3,084,822	60,805,335	2,941,602	49,353,563

Distributions reinvested	—	—	621,628	9,970,914

Redemptions	(2,140,999)	(41,874,387)	(4,073,077)	(66,305,598)

Net increase (decrease)	943,823	18,930,948	(509,847)	(6,981,121)

Class B shares

Subscriptions	6,907	128,403	8,837	142,975

Distributions reinvested	—	—	4,655	69,831

Redemptions(b)	(21,817)	(396,014)	(71,576)	(1,087,447)

Net decrease	(14,910)	(267,611)	(58,084)	(874,641)

Class C shares

Subscriptions	558,402	10,310,133	551,519	8,675,135

Distributions reinvested	—	—	73,021	1,094,578

Redemptions	(269,644)	(4,939,376)	(887,329)	(13,542,758)

Net increase (decrease)	288,758	5,370,757	(262,789)	(3,773,045)

Class I shares

Subscriptions	160,999	3,353,727	1,237,075	22,471,954

Distributions reinvested	—	—	294,163	4,841,915

Redemptions	(458,347)	(9,416,993)	(869,062)	(15,155,347)

Net increase (decrease)	(297,348)	(6,063,266)	662,176	12,158,522

Class K shares

Distributions reinvested	—	—	52	860

Redemptions	(500)	(10,795)	—	—

Net increase (decrease)	(500)	(10,795)	52	860

Class R shares

Subscriptions	132,970	2,585,684	435,638	6,980,771

Distributions reinvested	—	—	9,181	145,515

Redemptions	(128,583)	(2,534,125)	(385,538)	(6,242,979)

Net increase	4,387	51,559	59,281	883,307

Class R4 shares

Subscriptions	320,884	6,643,264	74,151	1,381,361

Redemptions	(13,261)	(280,648)	—	—

Net increase	307,623	6,362,616	74,151	1,381,361

Class R5 shares

Subscriptions	662,251	12,742,790	167,902	3,044,067

Distributions reinvested	—	—	1,793	29,562

Redemptions	(657,611)	(13,764,535)	(37,616)	(622,173)

Net increase (decrease)	4,640	(1,021,745)	132,079	2,451,456

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2013

Columbia Select Large-Cap Value Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31, 2013(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Class W shares

Subscriptions	1,016,040	21,610,672	334,676	5,150,399

Distributions reinvested	—	—	72,856	1,163,508

Redemptions	(4,468)	(92,090)	(2,524,105)	(42,214,545)

Net increase (decrease)	1,011,572	21,518,582	(2,116,573)	(35,900,638)

Class Z shares

Subscriptions	1,685,738	34,448,127	1,949,692	34,080,177

Distributions reinvested	—	—	55,994	923,334

Redemptions	(370,176)	(7,540,741)	(3,179,346)	(52,319,390)

Net increase (decrease)	1,315,562	26,907,386	(1,173,660)	(17,315,879)

Total net increase (decrease)	3,563,607	71,778,431	(3,193,214)	(47,969,818)

(a)	Class R4 shares are for the period from November 8, 2012 (commencement of operations) to May 31, 2013.

(b)	Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	13

Columbia Select Large-Cap Value Fund

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended November 30, 2013		Year Ended May 31,				Year Ended December 31,
Class A	(Unaudited)		2013		2012(a)		2011		2010	2009		2008
Per share data
Net asset value, beginning of period	$19.05		$14.31		$14.12		$14.70		$12.31	$9.77		$15.73

Income from investment operations:

Net investment income	0.11		0.19		0.06		0.12		0.09	0.10		0.10

Net realized and unrealized gain (loss)	2.12		5.31		0.13		(0.28)		2.39	2.45		(5.96)

Total from investment operations	2.23		5.50		0.19		(0.16)		2.48	2.55		(5.86)

Less distributions to shareholders:

Net investment income	—		(0.21)		—		(0.09)		(0.04)	(0.01)		(0.08)

Net realized gains	—		(0.55)		—		(0.33)		(0.05)	(0.00	)(b)	(0.02)

Total distributions to shareholders	—		(0.76)		—		(0.42)		(0.09)	(0.01)		(0.10)

Net asset value, end of period	$21.28		$19.05		$14.31		$14.12		$14.70	$12.31		$9.77

Total return	11.71%		39.43%		1.35%		(1.01%)		20.21%	26.07%		(37.20%)

Ratios to average net assets(c)

Total gross expenses	1.24	%(d)(e)	1.34%		1.35	%(d)	1.28%		1.37%	1.61%		1.61%

Total net expenses(f)	1.18	%(d)(e)(g)	1.24	%(g)	1.25	%(d)	1.26	%(g)	1.37%	1.61%		1.61%

Net investment income	1.07	%(d)	1.17%		0.89	%(d)	0.81%		0.66%	0.87%		0.72%

Supplemental data

Net assets, end of period (in thousands)	$355,592		$300,415		$232,859		$243,514		$271,885	$202,826		$83,148

Portfolio turnover	4%		18%		5%		14%		12%	24%		28%

Notes to Financial Highlights

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.

(b)	Rounds to zero.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2013

Columbia Select Large-Cap Value Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2013		Year Ended May 31,				Year Ended December 31,
Class B	(Unaudited)		2013		2012(a)		2011		2010	2009		2008
Per share data
Net asset value, beginning of period	$17.76		$13.36		$13.23		$13.81		$11.62	$9.29		$14.96

Income from investment operations:

Net investment income (loss)	0.03		0.06		0.01		0.00	(b)	(0.01)	(0.01)		(0.01)

Net realized and unrealized gain (loss)	1.97		4.96		0.12		(0.25)		2.25	2.34		(5.63)

Total from investment operations	2.00		5.02		0.13		(0.25)		2.24	2.33		(5.64)

Less distributions to shareholders:

Net investment income	—		(0.07)		—		—		—	—		(0.01)

Net realized gains	—		(0.55)		—		(0.33)		(0.05)	(0.00	)(b)	(0.02)

Total distributions to shareholders	—		(0.62)		—		(0.33)		(0.05)	(0.00	)(b)	(0.03)

Net asset value, end of period	$19.76		$17.76		$13.36		$13.23		$13.81	$11.62		$9.29

Total return	11.26%		38.42%		0.98%		(1.72%)		19.30%	25.10%		(37.68%)

Ratios to average net assets(c)

Total gross expenses	1.99	%(d)(e)	2.09%		2.10	%(d)	2.03%		2.14%	2.54%		2.37%

Total net expenses(f)	1.93	%(d)(e)(g)	1.99	%(g)	2.00	%(d)	2.01	%(g)	2.14%	2.54%		2.37%

Net investment income (loss)	0.33	%(d)	0.42%		0.13	%(d)	0.02%		(0.10%)	(0.08%)		(0.04%)

Supplemental data

Net assets, end of period (in thousands)	$2,456		$2,472		$2,635		$3,083		$5,138	$5,890		$8,756

Portfolio turnover	4%		18%		5%		14%		12%	24%		28%

Notes to Financial Highlights

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.

(b)	Rounds to zero.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	15

Columbia Select Large-Cap Value Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2013		Year Ended May 31,				Year Ended December 31,
Class C	(Unaudited)		2013		2012(a)		2011		2010	2009		2008
Per share data
Net asset value, beginning of period	$17.75		$13.37		$13.24		$13.83		$11.63	$9.30		$14.95

Income from investment operations:

Net investment income (loss)	0.03		0.06		0.01		0.01		(0.01)	(0.01)		(0.01)

Net realized and unrealized gain (loss)	1.97		4.97		0.12		(0.27)		2.26	2.34		(5.61)

Total from investment operations	2.00		5.03		0.13		(0.26)		2.25	2.33		(5.62)

Less distributions to shareholders:

Net investment income	—		(0.10)		—		—		—	—		(0.01)

Net realized gains	—		(0.55)		—		(0.33)		(0.05)	(0.00	)(b)	(0.02)

Total distributions to shareholders	—		(0.65)		—		(0.33)		(0.05)	(0.00	)(b)	(0.03)

Net asset value, end of period	$19.75		$17.75		$13.37		$13.24		$13.83	$11.63		$9.30

Total return	11.27%		38.51%		0.98%		(1.80%)		19.37%	25.07%		(37.58%)

Ratios to average net assets(c)

Total gross expenses	1.99	%(d)(e)	2.09%		2.10	%(d)	2.03%		2.13%	2.51%		2.37%

Total net expenses(f)	1.93	%(d)(e)(g)	1.99	%(g)	2.00	%(d)	2.01	%(g)	2.13%	2.51%		2.37%

Net investment income (loss)	0.32	%(d)	0.42%		0.15	%(d)	0.06%		(0.09%)	(0.05%)		(0.04%)

Supplemental data

Net assets, end of period (in thousands)	$65,245		$53,515		$43,840		$44,484		$48,210	$40,630		$38,423

Portfolio turnover	4%		18%		5%		14%		12%	24%		28%

Notes to Financial Highlights

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.

(b)	Rounds to zero.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2013

Columbia Select Large-Cap Value Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2013		Year Ended May 31,			Year Ended December 31,
Class I	(Unaudited)		2013	2012(a)		2011	2010	2009(b)
Per share data
Net asset value, beginning of period	$19.60		$14.69	$14.48		$15.07	$12.60	$11.64

Income from investment operations:

Net investment income	0.15		0.27	0.09		0.19	0.15	0.08

Net realized and unrealized gain (loss)	2.18		5.47	0.12		(0.29)	2.47	0.90

Total from investment operations	2.33		5.74	0.21		(0.10)	2.62	0.98

Less distributions to shareholders:

Net investment income	—		(0.28)	—		(0.16)	(0.10)	(0.02)

Net realized gains	—		(0.55)	—		(0.33)	(0.05)	(0.00	)(c)

Total distributions to shareholders	—		(0.83)	—		(0.49)	(0.15)	(0.02)

Net asset value, end of period	$21.93		$19.60	$14.69		$14.48	$15.07	$12.60

Total return	11.89%		40.13%	1.45%		(0.59%)	20.80%	8.41%

Ratios to average net assets(d)

Total gross expenses	0.80	%(e)(f)	0.83%	0.86	%(e)	0.84%	0.92%	0.89	%(e)

Total net expenses(g)	0.77	%(e)(f)	0.83%	0.85	%(e)	0.84%	0.92%	0.89	%(e)

Net investment income	1.49	%(e)	1.58%	1.29	%(e)	1.29%	1.13%	1.66	%(e)

Supplemental data

Net assets, end of period (in thousands)	$144,635		$135,066	$91,542		$107,682	$72,971	$23,870

Portfolio turnover	4%		18%	5%		14%	12%	24%

Notes to Financial Highlights

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.

(b)	For the period from August 3, 2009 (commencement of operations) to December 31, 2009.

(c)	Rounds to zero.

(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)	Annualized.

(f)	Ratios include line of credit interest expense which rounds to less than 0.01%.

(g)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	17

Columbia Select Large-Cap Value Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2013		Year Ended May 31,			Year Ended December 31,
Class K	(Unaudited)		2013	2012(a)		2011	2010	2009(b)
Per share data
Net asset value, beginning of period	$19.55		$14.66	$14.47		$15.06	$12.59	$11.64

Income from investment operations:

Net investment income	0.12		0.22	0.07		0.14	0.11	0.07

Net realized and unrealized gain (loss)	2.18		5.45	0.12		(0.29)	2.47	0.89

Total from investment operations	2.30		5.67	0.19		(0.15)	2.58	0.96

Less distributions to shareholders:

Net investment income	—		(0.23)	—		(0.11)	(0.06)	(0.01)

Net realized gains	—		(0.55)	—		(0.33)	(0.05)	(0.00	)(c)

Total distributions to shareholders	—		(0.78)	—		(0.44)	(0.11)	(0.01)

Net asset value, end of period	$21.85		$19.55	$14.66		$14.47	$15.06	$12.59

Total return	11.76%		39.69%	1.31%		(0.90%)	20.50%	8.29%

Ratios to average net assets(d)

Total gross expenses	1.10	%(e)(f)	1.13%	1.14	%(e)	1.14%	1.21%	1.21	%(e)

Total net expenses(g)	1.07	%(e)(f)	1.13%	1.13	%(e)	1.14%	1.21%	1.21	%(e)

Net investment income	1.15	%(e)	1.28%	1.02	%(e)	0.94%	0.83%	1.34	%(e)

Supplemental data

Net assets, end of period (in thousands)	$24		$31	$22		$22	$23	$5

Portfolio turnover	4%		18%	5%		14%	12%	24%

Notes to Financial Highlights

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.

(b)	For the period from August 3, 2009 (commencement of operations) to December 31, 2009.

(c)	Rounds to zero.

(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)	Annualized.

(f)	Ratios include line of credit interest expense which rounds to less than 0.01%.

(g)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2013

Columbia Select Large-Cap Value Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2013		Year Ended May 31,				Year Ended December 31,
Class R	(Unaudited)		2013		2012(a)		2011		2010	2009		2008
Per share data
Net asset value, beginning of period	$18.81		$14.15		$13.98		$14.55		$12.19	$9.70		$15.63

Income from investment operations:

Net investment income	0.08		0.15		0.04		0.08		0.05	0.04		0.06

Net realized and unrealized gain (loss)	2.10		5.24		0.13		(0.27)		2.37	2.45		(5.91)

Total from investment operations	2.18		5.39		0.17		(0.19)		2.42	2.49		(5.85)

Less distributions to shareholders:

Net investment income	—		(0.18)		—		(0.05)		(0.01)	—		(0.06)

Net realized gains	—		(0.55)		—		(0.33)		(0.05)	(0.00	)(b)	(0.02)

Total distributions to shareholders	—		(0.73)		—		(0.38)		(0.06)	(0.00	)(b)	(0.08)

Net asset value, end of period	$20.99		$18.81		$14.15		$13.98		$14.55	$12.19		$9.70

Total return	11.59%		39.09%		1.22%		(1.23%)		19.91%	25.69%		(37.41%)

Ratios to average net assets(c)

Total gross expenses	1.49	%(d)(e)	1.59%		1.60	%(d)	1.53%		1.66%	2.04%		1.87%

Total net expenses(f)	1.43	%(d)(e)(g)	1.49	%(g)	1.50	%(d)	1.51	%(g)	1.66%	2.04%		1.87%

Net investment income	0.82	%(d)	0.95%		0.67	%(d)	0.55%		0.38%	0.41%		0.46%

Supplemental data

Net assets, end of period (in thousands)	$17,318		$15,443		$10,773		$9,720		$11,594	$8,288		$6,476

Portfolio turnover	4%		18%		5%		14%		12%	24%		28%

Notes to Financial Highlights

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.

(b)	Rounds to zero.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	19

Columbia Select Large-Cap Value Fund

Financial Highlights (continued)

Class R4	Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31, 2013(a)
Per share data
Net asset value, beginning of period	$19.81		$16.22

Income from investment operations:

Net investment income	0.14		0.17

Net realized and unrealized gain	2.21		4.24

Total from investment operations	2.35		4.41

Less distributions to shareholders:

Net investment income	—		(0.27)

Net realized gains	—		(0.55)

Total distributions to shareholders	—		(0.82)

Net asset value, end of period	$22.16		$19.81

Total return	11.86%		28.18%

Ratios to average net assets(b)

Total gross expenses	0.99	%(c)(d)	1.06	%(c)

Total net expenses(e)	0.93	%(c)(d)(f)	0.95	%(c)

Net investment income	1.37	%(c)	1.62	%(c)

Supplemental data

Net assets, end of period (in thousands)	$8,460		$1,469

Portfolio turnover	4%		18%

Notes to Financial Highlights

(a)	For the period from November 8, 2012 (commencement of operations) to May 31, 2013.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2013

Columbia Select Large-Cap Value Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2013		Year Ended May 31,			Year Ended December 31,
Class R5	(Unaudited)		2013	2012(a)		2011	2010	2009		2008
Per share data
Net asset value, beginning of period	$19.62		$14.71	$14.50		$15.09	$12.62	$9.96		$16.04

Income from investment operations:

Net investment income	0.13		0.28	0.09		0.18	0.15	0.11		0.18

Net realized and unrealized gain (loss)	2.21		5.44	0.12		(0.28)	2.46	2.55		(6.10)

Total from investment operations	2.34		5.72	0.21		(0.10)	2.61	2.66		(5.92)

Less distributions to shareholders:

Net investment income	—		(0.26)	—		(0.16)	(0.09)	—		(0.14)

Net realized gains	—		(0.55)	—		(0.33)	(0.05)	(0.00	)(b)	(0.02)

Total distributions to shareholders	—		(0.81)	—		(0.49)	(0.14)	(0.00	)(b)	(0.16)

Net asset value, end of period	$21.96		$19.62	$14.71		$14.50	$15.09	$12.62		$9.96

Total return	11.93%		39.96%	1.45%		(0.62%)	20.73%	26.72%		(36.84%)

Ratios to average net assets(c)

Total gross expenses	0.85	%(d)(e)	0.87%	0.89	%(d)	0.87%	0.98%	1.48%		0.98%

Total net expenses(f)	0.81	%(d)(e)	0.87%	0.88	%(d)	0.87%	0.98%	1.48%		0.98%

Net investment income	1.27	%(d)	1.64%	1.31	%(d)	1.21%	1.09%	1.10%		1.35%

Supplemental data

Net assets, end of period (in thousands)	$4,593		$4,014	$1,065		$1,731	$1,606	$718		$10,454

Portfolio turnover	4%		18%	5%		14%	12%	24%		28%

Notes to Financial Highlights

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.

(b)	Rounds to zero.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	21

Columbia Select Large-Cap Value Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2013		Year Ended May 31,				Year Ended December 31,
Class W	(Unaudited)		2013		2012(a)		2011		2010(b)
Per share data
Net asset value, beginning of period	$18.96		$14.24		$14.06		$14.66		$13.12

Income from investment operations:

Net investment income (loss)	0.22		0.19		0.06		0.14		(0.00	)(c)

Net realized and unrealized gain (loss)	1.99		5.28		0.12		(0.29)		1.68

Total from investment operations	2.21		5.47		0.18		(0.15)		1.68

Less distributions to shareholders:

Net investment income	—		(0.20)		—		(0.12)		(0.09)

Net realized gains	—		(0.55)		—		(0.33)		(0.05)

Total distributions to shareholders	—		(0.75)		—		(0.45)		(0.14)

Net asset value, end of period	$21.17		$18.96		$14.24		$14.06		$14.66

Total return	11.66%		39.38%		1.28%		(0.95%)		12.80%

Ratios to average net assets(d)

Total gross expenses	1.24	%(e)(f)	1.35%		1.35	%(e)	1.27%		2.30	%(e)

Total net expenses(g)	1.18	%(e)(f)(h)	1.25	%(h)	1.25	%(e)	1.25	%(h)	2.30	%(e)

Net investment income (loss)	3.33	%(e)	1.19%		0.89	%(e)	0.97%		(0.11	%)(e)

Supplemental data

Net assets, end of period (in thousands)	$21,579		$144		$30,250		$29,913		$11,833

Portfolio turnover	4%		18%		5%		14%		12%

Notes to Financial Highlights

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.

(b)	For the period from September 27, 2010 (commencement of operations) to December 31, 2010.

(c)	Rounds to zero.

(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)	Annualized.

(f)	Ratios include line of credit interest expense which rounds to less than 0.01%.

(g)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

22	Semiannual Report 2013

Columbia Select Large-Cap Value Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2013		Year Ended May 31,				Year Ended December 31,
Class Z	(Unaudited)		2013		2012(a)		2011		2010(b)
Per share data
Net asset value, beginning of period	$19.61		$14.68		$14.48		$15.07		$13.48

Income from investment operations:

Net investment income	0.13		0.22		0.07		0.19		0.03

Net realized and unrealized gain (loss)	2.19		5.48		0.13		(0.30)		1.70

Total from investment operations	2.32		5.70		0.20		(0.11)		1.73

Less distributions to shareholders:

Net investment income	—		(0.22)		—		(0.15)		(0.09)

Net realized gains	—		(0.55)		—		(0.33)		(0.05)

Total distributions to shareholders	—		(0.77)		—		(0.48)		(0.14)

Net asset value, end of period	$21.93		$19.61		$14.68		$14.48		$15.07

Total return	11.83%		39.84%		1.38%		(0.68%)		12.88%

Ratios to average net assets(c)

Total gross expenses	0.99	%(d)(e)	1.09%		1.10	%(d)	1.02%		1.11	%(d)

Total net expenses(f)	0.93	%(d)(e)(g)	0.99	%(g)	1.00	%(d)	1.01	%(g)	1.11	%(d)

Net investment income	1.32	%(d)	1.33%		1.12	%(d)	1.32%		0.87	%(d)

Supplemental data

Net assets, end of period (in thousands)	$86,626		$51,667		$55,909		$63,277		$8

Portfolio turnover	4%		18%		5%		14%		12%

Notes to Financial Highlights

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.

(b)	For the period from September 27, 2010 (commencement of operations) to December 31, 2010.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	23

Columbia Select Large-Cap Value Fund

Notes to Financial Statements

November 30, 2013 (Unaudited)

Note 1. Organization

Columbia Select Large-Cap Value Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class W and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other eligible investors.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain other eligible investors.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges and are available only to certain eligible investors, which are subject to different investment minimums.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Investments in open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees (the

24	Semiannual Report 2013

Columbia Select Large-Cap Value Fund

Notes to Financial Statements (continued)

November 30, 2013 (Unaudited)

Board) . If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded on the ex-dividend date.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.71% to 0.54% as the Fund’s net assets increase. The annualized effective investment management fee rate for the six months ended November 30, 2013 was 0.70% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.06% to 0.03% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended November 30, 2013 was 0.06% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company’s expenses include boardroom

Semiannual Report 2013	25

Columbia Select Large-Cap Value Fund

Notes to Financial Statements (continued)

November 30, 2013 (Unaudited)

and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended November 30, 2013, other expenses paid to this company were $1,154.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class.

For the six months ended November 30, 2013, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.19%
Class B	0.19
Class C	0.19
Class K	0.05
Class R	0.19
Class R4	0.19
Class R5	0.05
Class W	0.19
Class Z	0.19

The Fund and certain other associated investment companies, have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). The lease and the Guaranty expire in January 2019. At November 30, 2013, the Fund’s total potential future obligation over the life of the Guaranty is $130,325. The liability remaining at November 30, 2013 for non-recurring charges associated with the lease amounted to $63,827 and is recorded as a part of the payable for other expenses in the Statement of Assets and Liabilities.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’ initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2013, these minimum account balance fees reduced total expenses by $1,981.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A and Class W

26	Semiannual Report 2013

Columbia Select Large-Cap Value Fund

Notes to Financial Statements (continued)

November 30, 2013 (Unaudited)

shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $43,000 and $2,952,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of September 30, 2013, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $197,873 for Class A, $1,323 for Class B and $658 for Class C shares for the year ended November 30, 2013.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

	October 1, 2013 through September 30, 2014	Prior to October 1, 2013
Class A	1.18%	1.18%
Class B	1.93	1.93
Class C	1.93	1.93
Class I	0.79	0.76
Class K	1.09	1.06
Class R	1.43	1.43
Class R4	0.93	0.93
Class R5	0.84	0.81
Class W	1.18	1.18
Class Z	0.93	0.93

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At November 30, 2013, the cost of investments for federal income tax purposes was approximately $452,485,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$259,285,000
Unrealized depreciation	(2,467,000)
Net unrealized appreciation	$256,818,000

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $94,761,899 and $22,054,871, respectively, for the six months ended November 30, 2013.

Note 6. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established

Semiannual Report 2013	27

Columbia Select Large-Cap Value Fund

Notes to Financial Statements (continued)

November 30, 2013 (Unaudited)

for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends—affiliated issuers” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At November 30, 2013, two unaffiliated shareholder accounts owned an aggregate of 39.7% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such accounts. Affiliated shareholder accounts owned 29.7% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. (JPMorgan) whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum. The commitment fee is included in other expenses in the Statement of Operations.

Effective December 10, 2013, the Fund extended its revolving credit facility with JPMorgan. The credit facility agreement, as amended, continues to permit collective borrowings up to $500 million under the same terms and interest rates as described above. Effective December 10, 2013, the Fund pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum.

For the six months ended November 30, 2013, the average daily loan balance outstanding on days when borrowing existed was $10,800,000 at a weighted average interest rate of 1.17%. Interest expense incurred by the Fund is recorded as interest expense in the Statement of Operations.

Note 9. Significant Risks

Financial Sector Risk

Sector risk occurs when a fund invests a significant portion of its assets in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making a fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The Fund may be more susceptible to the particular risks that may affect companies in the financials sector than if it were invested in a wider variety of companies in unrelated sectors.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any

28	Semiannual Report 2013

Columbia Select Large-Cap Value Fund

Notes to Financial Statements (continued)

November 30, 2013 (Unaudited)

of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2013	29

Columbia Select Large-Cap Value Fund

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30	Semiannual Report 2013

Columbia Select Large-Cap Value Fund

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Semiannual Report 2013	31

Columbia Select Large-Cap Value Fund

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32	Semiannual Report 2013

Columbia Select Large-Cap Value Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013	33

Columbia Select Large-Cap Value Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR216_05_D01_(01/14)

Semiannual Report November 30, 2013

Columbia Select Smaller-Cap Value Fund

President’s Message

Dear Shareholders,

A market rally led by equities

Despite threats of military action in Syria, rumblings from Iran and an impending showdown over the debt ceiling here at home, the U.S. financial markets delivered positive results in the third quarter of 2013. Stocks outperformed bonds by a substantial margin. Still, robust growth continued to elude the U.S. economy, which merely plodded along. New job growth was solid but not spectacular. Consumer spending remained steady, but the only obvious beneficiary was the auto industry. Gains in the housing market met some headwinds, as mortgage rates rose and sales slipped somewhat. Nevertheless, the recovery in housing remained intact.

The Federal Reserve (the Fed) unsettled investors with a hint that it was ready to taper its purchase of U.S. Treasury and mortgage securities. However, its failure to take any action in a September meeting rallied stocks to new highs and brought bonds back into positive territory for the quarter. Small-cap stocks were the U.S. market leaders. Growth outperformed value in a quarter dominated by the materials, industrials and consumer discretionary sectors. Developed markets led the global rally, driven by strengthening economic conditions in the eurozone. Certain emerging stock markets, including China’s, bounced back with returns in line with those of the United States. India and Indonesia were exceptions to that trend, as fears of the Fed’s tapering efforts rattled investors in both countries.

Improved risk appetites boosted fixed income

Following a weak second quarter, the fixed-income markets made up some ground in the third quarter of 2013. As yields fell, bond prices rallied enough to push returns on non-Treasury sectors into positive territory. Risk appetites improved in response to continued liquidity from the Fed. Against this backdrop, U.S. high-yield and foreign bonds led the fixed-income markets, along with mortgage-backed securities and emerging market bonds. The U.S. municipal bond market was the exception, as it slipped into negative territory in the final week of the period, pressured by heightened concerns over Puerto Rico, potential municipal bankruptcies and continued fund redemptions.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation’s largest asset managers. At the heart of our success and, most importantly, that of our investors, are highly talented industry professionals, brought together by a unique way of working. At Columbia Management, reaching our performance goals matters, and how we reach them matters just as much.

Visit columbiamanagement.com for:

>	The Columbia Management Perspectives blog, offering insights on current market events and investment opportunities

>	Detailed up-to-date fund performance and portfolio information

>	Quarterly fund commentaries

>	Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton

President, Columbia Funds

Investing involves risk including the risk of loss of principal.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2013

Columbia Select Smaller-Cap Value Fund

Fund Investment Manager

Columbia Management Investment

Advisers, LLC

225 Franklin Street

Boston, MA 02110

Fund Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street

Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment

Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia Select Smaller-Cap Value Fund

Performance Overview

(Unaudited)

Performance Summary

>	Columbia Select Smaller-Cap Value Fund (the Fund) Class A shares returned 18.60% excluding sales charges for the six-month period that ended November 30, 2013.

>	The Fund outperformed its benchmark, the Russell 2000 Value Index, which returned 14.96% for the same six-month period.

Average Annual Total Returns (%) (for period ended November 30, 2013)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	04/25/97
Excluding sales charges		18.60	50.00	24.01	9.24
Including sales charges		11.77	41.41	22.56	8.59
Class B	04/25/97
Excluding sales charges		18.08	48.79	23.05	8.41
Including sales charges		13.08	43.79	22.88	8.41
Class C	05/27/99
Excluding sales charges		18.12	48.91	23.09	8.43
Including sales charges		17.12	47.91	23.09	8.43
Class I*	08/03/09	18.82	50.63	24.52	9.46
Class K*	08/03/09	18.64	50.23	24.21	9.32
Class R	04/30/03	18.41	49.56	23.66	8.95
Class R4*	11/08/12	18.74	50.38	24.07	9.26
Class R5	11/30/01	18.82	50.57	24.57	9.80
Class Z*	09/27/10	18.74	50.41	24.21	9.33
Russell 2000 Value Index		14.96	37.60	18.61	8.79

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Russell 2000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 2000 Index with lower price-to-book ratios and lower forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2013

Columbia Select Smaller-Cap Value Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at November 30, 2013)
Salix Pharmaceuticals Ltd.	3.9
United Continental Holdings, Inc.	3.8
Lincoln National Corp.	3.7
EnerSys, Inc.	3.7
Hanesbrands, Inc.	3.6
Belden, Inc.	3.5
American Axle & Manufacturing Holdings, Inc.	3.3
Swift Transportation Co.	3.3
WellCare Health Plans, Inc.	3.1
Waste Connections, Inc.	3.1

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at November 30, 2013)
Common Stocks	97.4
Consumer Discretionary	17.4
Consumer Staples	5.6
Energy	9.0
Financials	14.2
Health Care	12.6
Industrials	19.8
Information Technology	14.0
Materials	4.8
Money Market Funds	2.6
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Portfolio Management

Neil Eigen*

Richard Rosen

Kari Montanus**

* Mr. Eigen announced that he will retire at the end of 2013. As of January 2, 2014, he no longer manages the Fund.

**Effective January 2, 2014, Ms. Montanus was named a Portfolio Manager of the Fund.

Morningstar Style Box™

The Morningstar Style Box™ is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2014 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2013	3

Columbia Select Smaller-Cap Value Fund

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

June 1, 2013 – November 30, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,186.00	1,017.95	7.63	7.04	1.40
Class B	1,000.00	1,000.00	1,180.80	1,014.21	11.69	10.80	2.15
Class C	1,000.00	1,000.00	1,181.20	1,014.21	11.69	10.80	2.15
Class I	1,000.00	1,000.00	1,188.20	1,020.29	5.07	4.68	0.93
Class K	1,000.00	1,000.00	1,186.40	1,018.80	6.70	6.19	1.23
Class R	1,000.00	1,000.00	1,184.10	1,016.70	8.98	8.30	1.65
Class R4	1,000.00	1,000.00	1,187.40	1,019.20	6.27	5.79	1.15
Class R5	1,000.00	1,000.00	1,188.20	1,020.04	5.35	4.94	0.98
Class Z	1,000.00	1,000.00	1,187.40	1,019.20	6.27	5.79	1.15

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

4	Semiannual Report 2013

Columbia Select Smaller-Cap Value Fund

Portfolio of Investments

November 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 97.4%
Issuer	Shares	Value ($)
Consumer Discretionary 17.4%
Auto Components 3.2%

American Axle & Manufacturing Holdings, Inc.(a)	800,000	16,000,000

Diversified Consumer Services 2.6%

Sotheby’s	250,000	12,815,000

Hotels, Restaurants & Leisure 3.4%

Penn National Gaming, Inc.(a)	145,000	2,093,800

Texas Roadhouse, Inc.	520,000	14,549,600

Total		16,643,400

Household Durables 2.5%

Lennar Corp., Class A	340,000	12,158,400

Specialty Retail 2.2%

Chico’s FAS, Inc.	450,000	8,410,500

Container Store Group, Inc. (The)(a)	67,352	2,740,553

Total		11,151,053

Textiles, Apparel & Luxury Goods 3.5%

Hanesbrands, Inc.	245,000	17,174,500

Total Consumer Discretionary		85,942,353

Consumer Staples 5.6%
Food Products 2.9%

Dean Foods Co.(a)	307,500	5,528,850

WhiteWave Foods Co., Class A(a)	410,975	8,741,438

Total		14,270,288

Personal Products 2.7%

Herbalife Ltd.	195,000	13,587,600

Total Consumer Staples		27,857,888

Energy 9.0%
Energy Equipment & Services 6.8%

Exterran Holdings, Inc.(a)	375,000	12,195,000

Superior Energy Services, Inc.(a)	450,000	11,466,000

Tetra Technologies, Inc.(a)	800,000	9,872,000

Total		33,533,000

Oil, Gas & Consumable Fuels 2.2%

Oasis Petroleum, Inc.(a)	235,000	10,840,550

Total Energy		44,373,550

Financials 14.2%
Insurance 12.9%

Aspen Insurance Holdings Ltd.	275,000	11,115,500

Endurance Specialty Holdings Ltd.	260,000	14,794,000

Hanover Insurance Group, Inc. (The)	235,000	14,172,850

Common Stocks (continued)
Issuer	Shares	Value ($)
Lincoln National Corp.	350,000	17,965,500

Meadowbrook Insurance Group, Inc.	754,364	5,574,750

Total		63,622,600

Real Estate Investment Trusts (REITs) 1.3%

Gaming and Leisure Properties, Inc.(a)	145,000	6,687,400

Total Financials		70,310,000

Health Care 12.6%
Health Care Equipment & Supplies 2.5%

Analogic Corp.	102,500	9,903,550

Sirona Dental Systems, Inc.(a)	35,000	2,407,300

Total		12,310,850

Health Care Providers & Services 3.0%

WellCare Health Plans, Inc.(a)	202,500	15,045,750

Life Sciences Tools & Services 1.0%

Bruker Corp.(a)	250,176	4,838,404

Pharmaceuticals 6.1%

Impax Laboratories, Inc.(a)	481,000	11,563,240

Salix Pharmaceuticals Ltd.(a)	220,000	18,658,200

Total		30,221,440

Total Health Care		62,416,444

Industrials 19.8%
Aerospace & Defense 2.4%

Cubic Corp.	210,000	11,768,400

Airlines 3.7%

United Continental Holdings, Inc.(a)	465,000	18,251,250

Commercial Services & Supplies 3.0%

Waste Connections, Inc.	340,000	14,939,600

Electrical Equipment 3.6%

EnerSys, Inc.	250,000	17,837,500

Machinery 3.8%

Mueller Industries, Inc.	225,000	13,743,000

Wabash National Corp.(a)	425,000	5,159,500

Total		18,902,500

Road & Rail 3.3%

Swift Transportation Co.(a)	690,000	15,973,500

Total Industrials		97,672,750

Information Technology 14.0%
Communications Equipment 2.8%

Calix, Inc.(a)	703,100	7,199,744

NETGEAR, Inc.(a)	200,000	6,422,000

Total		13,621,744

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	5

Columbia Select Smaller-Cap Value Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Electronic Equipment, Instruments & Components 3.4%

Belden, Inc.	239,000	16,734,780

IT Services 1.5%

CACI International, Inc., Class A(a)	103,000	7,392,310

Semiconductors & Semiconductor Equipment 3.8%

Cypress Semiconductor Corp.	730,000	7,073,700

ON Semiconductor Corp.(a)	1,690,000	11,982,100

Total		19,055,800

Software 2.5%

BroadSoft, Inc.(a)	460,060	12,223,794

Comverse, Inc.(a)	2	67

Verint Systems, Inc.(a)	2	76

Total		12,223,937

Total Information Technology		69,028,571

Materials 4.8%
Chemicals 2.9%

Minerals Technologies, Inc.	237,500	14,107,500

Common Stocks (continued)
Issuer	Shares	Value ($)
Containers & Packaging 1.9%

Owens-Illinois, Inc.(a)	290,000	9,570,000

Total Materials		23,677,500

Total Common Stocks
(Cost: $257,371,465)		481,279,056

Money Market Funds 2.6%
	Shares	Value ($)

Columbia Short-Term Cash Fund, 0.094%(b)(c)	12,797,018	12,797,018

Total Money Market Funds
(Cost: $12,797,018)		12,797,018

Total Investments
(Cost: $270,168,483)		494,076,074

Other Assets & Liabilities, Net		89,265

Net Assets		494,165,339

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	The rate shown is the seven-day current annualized yield at November 30, 2013.

(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	532,587	49,806,429	(37,541,998)	12,797,018	5,054	12,797,018

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2013

Columbia Select Smaller-Cap Value Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Fair Value Measurements (continued)

The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities

Common Stocks

Consumer Discretionary	85,942,353	—	—	85,942,353

Consumer Staples	27,857,888	—	—	27,857,888

Energy	44,373,550	—	—	44,373,550

Financials	70,310,000	—	—	70,310,000

Health Care	62,416,444	—	—	62,416,444

Industrials	97,672,750	—	—	97,672,750

Information Technology	69,028,571	—	—	69,028,571

Materials	23,677,500	—	—	23,677,500

Total Equity Securities	481,279,056	—	—	481,279,056

Mutual Funds

Money Market Funds	12,797,018	—	—	12,797,018

Total Mutual Funds	12,797,018	—	—	12,797,018

Total	494,076,074	—	—	494,076,074

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	7

Columbia Select Smaller-Cap Value Fund

Statement of Assets and Liabilities

November 30, 2013 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $257,371,465)	$481,279,056

Affiliated issuers (identified cost $12,797,018)	12,797,018

Total investments (identified cost $270,168,483)	494,076,074

Receivable for:

Capital shares sold	651,137

Dividends	129,671

Other assets	4,289

Total assets	494,861,171

Liabilities

Payable for:

Capital shares purchased	467,072

Investment management fees	21,397

Distribution and/or service fees	8,498

Transfer agent fees	61,926

Administration fees	2,167

Plan administration fees	1,288

Compensation of board members	20,491

Expense reimbursement due to Investment Manager	135

Other expenses	112,858

Total liabilities	695,832

Net assets applicable to outstanding capital stock	$494,165,339

Represented by

Paid-in capital	$295,527,886

Excess of distributions over net investment income	(3,040,846)

Accumulated net realized loss	(22,229,292)

Unrealized appreciation (depreciation) on:

Investments	223,907,591

Total — representing net assets applicable to outstanding capital stock	$494,165,339

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2013

Columbia Select Smaller-Cap Value Fund

Statement of Assets and Liabilities (continued)

November 30, 2013 (Unaudited)

Class A

Net assets	$388,742,868

Shares outstanding	17,418,404

Net asset value per share	$22.32

Maximum offering price per share(a)	$23.68

Class B

Net assets	$7,120,806

Shares outstanding	375,915

Net asset value per share	$18.94

Class C

Net assets	$44,308,336

Shares outstanding	2,335,808

Net asset value per share	$18.97

Class I

Net assets	$25,416,425

Shares outstanding	1,047,910

Net asset value per share	$24.25

Class K

Net assets	$6,477,625

Shares outstanding	270,678

Net asset value per share	$23.93

Class R

Net assets	$12,789,870

Shares outstanding	591,731

Net asset value per share	$21.61

Class R4

Net assets	$1,181,367

Shares outstanding	48,557

Net asset value per share	$24.33

Class R5

Net assets	$534,717

Shares outstanding	22,111

Net asset value per share	$24.18

Class Z

Net assets	$7,593,325

Shares outstanding	315,342

Net asset value per share	$24.08

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	9

Columbia Select Smaller-Cap Value Fund

Statement of Operations

Six Months Ended November 30, 2013 (Unaudited)

Net investment income

Income:

Dividends — unaffiliated issuers	$1,500,764

Dividends — affiliated issuers	5,054

Total income	1,505,818

Expenses:

Investment management fees	1,768,668

Distribution and/or service fees

Class A	439,238

Class B	37,169

Class C	202,857

Class R	28,487

Transfer agent fees

Class A	430,632

Class B	9,163

Class C	49,756

Class K	1,401

Class R	13,961

Class R4	1,193

Class R5	101

Class Z	6,096

Administration fees	179,106

Plan administration fees

Class K	7,006

Compensation of board members	9,971

Custodian fees	3,523

Printing and postage fees	46,621

Registration fees	52,548

Professional fees	16,030

Other	8,634

Total expenses	3,312,161

Fees waived or expenses reimbursed by Investment Manager and its affiliates	(53,180)

Expense reductions	(2,140)

Total net expenses	3,256,841

Net investment loss	(1,751,023)

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	14,664,889

Net realized gain	14,664,889

Net change in unrealized appreciation (depreciation) on:

Investments	64,610,370

Net change in unrealized appreciation (depreciation)	64,610,370

Net realized and unrealized gain	79,275,259

Net increase in net assets resulting from operations	$77,524,236

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2013

Columbia Select Smaller-Cap Value Fund

Statement of Changes in Net Assets

	Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013(a)
Operations

Net investment loss	$(1,751,023)	$(2,740,270)

Net realized gain	14,664,889	58,598,078

Net change in unrealized appreciation (depreciation)	64,610,370	59,315,699

Net increase in net assets resulting from operations	77,524,236	115,173,507

Distributions to shareholders

Net realized gains

Class A	—	(7,884,180)

Class B	—	(257,136)

Class C	—	(1,088,461)

Class I	—	(579,966)

Class K	—	(106,831)

Class R	—	(253,157)

Class R4	—	(68)

Class R5	—	(7,050)

Class Z	—	(65,236)

Total distributions to shareholders	—	(10,242,085)

Increase (decrease) in net assets from capital stock activity	(1,874,887)	(54,433,469)

Total increase in net assets	75,649,349	50,497,953

Net assets at beginning of period	418,515,990	368,018,037

Net assets at end of period	$494,165,339	$418,515,990

Excess of distributions over net investment income	$(3,040,846)	$(1,289,823)

(a)	Class R4 shares are for the period from November 8, 2012 (commencement of operations) to May 31, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	11

Columbia Select Smaller-Cap Value Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31, 2013(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class A shares

Subscriptions(b)	1,419,119	28,500,499	1,075,302	16,873,987

Distributions reinvested	—	—	490,996	7,590,800

Redemptions	(1,302,524)	(26,407,534)	(4,094,407)	(64,475,533)

Net increase (decrease)	116,595	2,092,965	(2,528,109)	(40,010,746)

Class B shares

Subscriptions	5,472	92,406	6,061	84,253

Distributions reinvested	—	—	19,035	251,450

Redemptions(b)	(150,618)	(2,566,628)	(522,250)	(6,786,470)

Net decrease	(145,146)	(2,474,222)	(497,154)	(6,450,767)

Class C shares

Subscriptions	136,952	2,377,947	247,964	3,418,232

Distributions reinvested	—	—	62,094	821,510

Redemptions	(216,282)	(3,687,673)	(592,116)	(8,102,194)

Net decrease	(79,330)	(1,309,726)	(282,058)	(3,862,452)

Class I shares

Subscriptions	44	920	7,822	124,965

Distributions reinvested	—	—	34,634	579,425

Redemptions	(231,421)	(5,061,237)	(110,528)	(2,003,567)

Net decrease	(231,377)	(5,060,317)	(68,072)	(1,299,177)

Class K shares

Subscriptions	36,712	809,552	56,815	997,980

Distributions reinvested	—	—	6,429	106,395

Redemptions	(18,073)	(393,462)	(60,699)	(1,064,986)

Net increase	18,639	416,090	2,545	39,389

Class R shares

Subscriptions	79,261	1,572,665	171,110	2,677,329

Distributions reinvested	—	—	6,715	100,789

Redemptions	(72,877)	(1,427,639)	(256,810)	(3,894,787)

Net increase (decrease)	6,384	145,026	(78,985)	(1,116,669)

Class R4 shares

Subscriptions	51,227	1,059,934	156	2,500

Redemptions	(2,826)	(64,751)	—	—

Net increase	48,401	995,183	156	2,500

Class R5 shares

Subscriptions	4,972	113,779	1,390	27,200

Distributions reinvested	—	—	315	5,264

Redemptions	(131)	(2,672)	(123,767)	(2,040,322)

Net increase (decrease)	4,841	111,107	(122,062)	(2,007,858)

Class Z shares

Subscriptions	172,397	3,827,312	49,802	882,846

Distributions reinvested	—	—	2,827	47,034

Redemptions	(27,993)	(618,305)	(39,155)	(657,569)

Net increase	144,404	3,209,007	13,474	272,311

Total net decrease	(116,589)	(1,874,887)	(3,560,265)	(54,433,469)

(a)	Class R4 shares are for the period from November 8, 2012 (commencement of operations) to May 31, 2013.

(b)	Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2013

Columbia Select Smaller-Cap Value Fund

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended November 30, 2013		Year Ended May 31,				Year Ended December 31,
Class A	(Unaudited)		2013		2012(a)		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$18.82		$14.31		$13.69		$15.97		$12.59		$9.23		$15.92

Income from investment operations:

Net investment loss	(0.07)		(0.11)		(0.06)		(0.12)		(0.11)		(0.12)		(0.17)

Net realized and unrealized gain (loss)	3.57		5.06		0.68		(1.40)		3.49		3.48		(6.33)

Total from investment operations	3.50		4.95		0.62		(1.52)		3.38		3.36		(6.50)

Less distributions to shareholders:

Net realized gains	—		(0.44)		—		(0.76)		—		—		(0.19)

Total distributions to shareholders	—		(0.44)		—		(0.76)		—		—		(0.19)

Proceeds from regulatory settlements	—		—		—		—		0.00	(b)	0.00	(b)	—

Net asset value, end of period	$22.32		$18.82		$14.31		$13.69		$15.97		$12.59		$9.23

Total return	18.60%		35.23%		4.53%		(9.42%)		26.85	%(c)	36.40	%(d)	(41.19%)

Ratios to average net assets(e)

Total gross expenses	1.43	%(f)	1.51%		1.48	%(f)	1.48%		1.66%		2.00%		1.89%

Total net expenses(g)	1.40	%(f)(h)	1.39	%(h)	1.41	%(f)	1.42	%(h)	1.33%		1.69%		1.89%

Net investment loss	(0.73	%)(f)	(0.67%)		(0.87	%)(f)	(0.77%)		(0.84%)		(1.12%)		(1.30%)

Supplemental data

Net assets, end of period (in thousands)	$388,743		$325,677		$283,740		$295,973		$380,848		$221,181		$66,415

Portfolio turnover	7%		9%		3%		18%		5%		7%		16%

Notes to Financial Highlights

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.

(b)	Rounds to zero.

(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.01%.

(d)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.

(e)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)	Annualized.

(g)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	13

Columbia Select Smaller-Cap Value Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2013		Year Ended May 31,				Year Ended December 31,
Class B	(Unaudited)		2013		2012(a)		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$16.04		$12.34		$11.84		$14.04		$11.15		$8.23		$14.34

Income from investment operations:

Net investment loss	(0.13)		(0.19)		(0.09)		(0.21)		(0.19)		(0.18)		(0.24)

Net realized and unrealized gain (loss)	3.03		4.33		0.59		(1.23)		3.08		3.10		(5.68)

Total from investment operations	2.90		4.14		0.50		(1.44)		2.89		2.92		(5.92)

Less distributions to shareholders:

Net realized gains	—		(0.44)		—		(0.76)		—		—		(0.19)

Total distributions to shareholders	—		(0.44)		—		(0.76)		—		—		(0.19)

Proceeds from regulatory settlements	—		—		—		—		0.00	(b)	0.00	(b)	—

Net asset value, end of period	$18.94		$16.04		$12.34		$11.84		$14.04		$11.15		$8.23

Total return	18.08%		34.28%		4.22%		(10.15%)		25.92	%(c)	35.48	%(d)	(41.68%)

Ratios to average net assets(e)

Total gross expenses	2.18	%(f)	2.26%		2.23	%(f)	2.23%		2.43%		2.77%		2.64%

Total net expenses(g)	2.15	%(f)(h)	2.14	%(h)	2.16	%(f)	2.16	%(h)	2.10%		2.46%		2.64%

Net investment loss	(1.46	%)(f)	(1.41%)		(1.62	%)(f)	(1.52%)		(1.62%)		(1.88%)		(2.05%)

Supplemental data

Net assets, end of period (in thousands)	$7,121		$8,356		$12,565		$13,501		$27,172		$26,500		$8,483

Portfolio turnover	7%		9%		3%		18%		5%		7%		16%

Notes to Financial Highlights

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.

(b)	Rounds to zero.

(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.01%.

(d)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.

(e)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)	Annualized.

(g)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2013

Columbia Select Smaller-Cap Value Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2013		Year Ended May 31,				Year Ended December 31,
Class C	(Unaudited)		2013		2012(a)		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$16.06		$12.36		$11.86		$14.06		$11.17		$8.24		$14.34

Income from investment operations:

Net investment loss	(0.13)		(0.19)		(0.09)		(0.21)		(0.19)		(0.19)		(0.23)

Net realized and unrealized gain (loss)	3.04		4.33		0.59		(1.23)		3.08		3.12		(5.68)

Total from investment operations	2.91		4.14		0.50		(1.44)		2.89		2.93		(5.91)

Less distributions to shareholders:

Net realized gains	—		(0.44)		—		(0.76)		—		—		(0.19)

Total distributions to shareholders	—		(0.44)		—		(0.76)		—		—		(0.19)

Proceeds from regulatory settlements	—		—		—		—		0.00	(b)	0.00	(b)	—

Net asset value, end of period	$18.97		$16.06		$12.36		$11.86		$14.06		$11.17		$8.24

Total return	18.12%		34.23%		4.22%		(10.13%)		25.87	%(c)	35.56	%(d)	(41.61%)

Ratios to average net assets(e)

Total gross expenses	2.18	%(f)	2.26%		2.23	%(f)	2.23%		2.42%		2.90%		2.63%

Total net expenses(g)	2.15	%(f)(h)	2.14	%(h)	2.16	%(f)	2.17	%(h)	2.09%		2.67%		2.63%

Net investment loss	(1.48	%)(f)	(1.42%)		(1.63	%)(f)	(1.52%)		(1.60%)		(2.10%)		(2.05%)

Supplemental data

Net assets, end of period (in thousands)	$44,308		$38,785		$33,327		$37,511		$51,712		$46,626		$37,217

Portfolio turnover	7%		9%		3%		18%		5%		7%		16%

Notes to Financial Highlights

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.

(b)	Rounds to zero.

(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.01%.

(d)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.

(e)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)	Annualized.

(g)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	15

Columbia Select Smaller-Cap Value Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2013		Year Ended May 31,			Year Ended December 31,
Class I	(Unaudited)		2013	2012(a)		2011	2010		2009(b)
Per share data
Net asset value, beginning of period	$20.41		$15.41	$14.71		$17.02	$13.35		$11.86

Income from investment operations:

Net investment loss	(0.03)		(0.04)	(0.03)		(0.04)	(0.05)		(0.01)

Net realized and unrealized gain (loss)	3.87		5.48	0.73		(1.51)	3.72		1.50

Total from investment operations	3.84		5.44	0.70		(1.55)	3.67		1.49

Less distributions to shareholders:

Net realized gains	—		(0.44)	—		(0.76)	—		—

Total distributions to shareholders	—		(0.44)	—		(0.76)	—		—

Proceeds from regulatory settlements	—		—	—		—	0.00	(c)	—

Net asset value, end of period	$24.25		$20.41	$15.41		$14.71	$17.02		$13.35

Total return	18.82%		35.91%	4.76%		(9.01%)	27.49	%(d)	12.56%

Ratios to average net assets(e)

Total gross expenses	0.93	%(f)	0.96%	0.98	%(f)	0.94%	1.09%		1.14	%(f)

Total net expenses(g)	0.93	%(f)	0.93%	0.94	%(f)	0.91%	0.88%		0.88	%(f)

Net investment loss	(0.25	%)(f)	(0.21%)	(0.38	%)(f)	(0.24%)	(0.38%)		(0.23	%)(f)

Supplemental data

Net assets, end of period (in thousands)	$25,416		$26,109	$20,764		$14,419	$10,145		$6,300

Portfolio turnover	7%		9%	3%		18%	5%		7%

Notes to Financial Highlights

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.

(b)	For the period from August 3, 2009 (commencement of operations) to December 31, 2009.

(c)	Rounds to zero.

(d)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.01%.

(e)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)	Annualized.

(g)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2013

Columbia Select Smaller-Cap Value Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2013		Year Ended May 31,			Year Ended December 31,
Class K	(Unaudited)		2013	2012(a)		2011	2010		2009(b)
Per share data
Net asset value, beginning of period	$20.17		$15.28	$14.60		$16.94	$13.34		$11.86

Income from investment operations:

Net investment loss	(0.06)		(0.09)	(0.04)		(0.09)	(0.10)		(0.03)

Net realized and unrealized gain (loss)	3.82		5.42	0.72		(1.49)	3.70		1.51

Total from investment operations	3.76		5.33	0.68		(1.58)	3.60		1.48

Less distributions to shareholders:

Net realized gains	—		(0.44)	—		(0.76)	—		—

Total distributions to shareholders	—		(0.44)	—		(0.76)	—		—

Proceeds from regulatory settlements	—		—	—		—	0.00	(c)	—

Net asset value, end of period	$23.93		$20.17	$15.28		$14.60	$16.94		$13.34

Total return	18.64%		35.49%	4.66%		(9.23%)	26.99	%(d)	12.48%

Ratios to average net assets(e)

Total gross expenses	1.23	%(f)	1.26%	1.23	%(f)	1.22%	1.39%		1.43	%(f)

Total net expenses(g)	1.23	%(f)	1.23%	1.20	%(f)	1.18%	1.18%		1.18	%(f)

Net investment loss	(0.56	%)(f)	(0.51%)	(0.65	%)(f)	(0.53%)	(0.69%)		(0.58	%)(f)

Supplemental data

Net assets, end of period (in thousands)	$6,478		$5,083	$3,812		$3,642	$3,601		$42

Portfolio turnover	7%		9%	3%		18%	5%		7%

Notes to Financial Highlights

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.

(b)	For the period from August 3, 2009 (commencement of operations) to December 31, 2009.

(c)	Rounds to zero.

(d)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.01%.

(e)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)	Annualized.

(g)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	17

Columbia Select Smaller-Cap Value Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2013		Year Ended May 31,				Year Ended December 31,
Class R	(Unaudited)		2013		2012(a)		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$18.25		$13.92		$13.33		$15.62		$12.35		$9.08		$15.70

Income from investment operations:

Net investment loss	(0.10)		(0.14)		(0.07)		(0.16)		(0.16)		(0.16)		(0.19)

Net realized and unrealized gain (loss)	3.46		4.91		0.66		(1.37)		3.43		3.43		(6.24)

Total from investment operations	3.36		4.77		0.59		(1.53)		3.27		3.27		(6.43)

Less distributions to shareholders:

Net realized gains	—		(0.44)		—		(0.76)		—		—		(0.19)

Total distributions to shareholders	—		(0.44)		—		(0.76)		—		—		(0.19)

Proceeds from regulatory settlements	—		—		—		—		0.00	(b)	0.00	(b)	—

Net asset value, end of period	$21.61		$18.25		$13.92		$13.33		$15.62		$12.35		$9.08

Total return	18.41%		34.92%		4.43%		(9.69%)		26.48	%(c)	36.01	%(d)	(41.32%)

Ratios to average net assets(e)

Total gross expenses	1.68	%(f)	1.76%		1.73	%(f)	1.73%		1.87%		2.31%		2.14%

Total net expenses(g)	1.65	%(f)(h)	1.64	%(h)	1.67	%(f)	1.67	%(h)	1.66%		2.19%		2.14%

Net investment loss	(0.98	%)(f)	(0.92%)		(1.14	%)(f)	(1.02%)		(1.16%)		(1.62%)		(1.55%)

Supplemental data

Net assets, end of period (in thousands)	$12,790		$10,684		$9,248		$11,156		$15,733		$10,778		$8,537

Portfolio turnover	7%		9%		3%		18%		5%		7%		16%

Notes to Financial Highlights

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.

(b)	Rounds to zero.

(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.01%.

(d)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.

(e)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)	Annualized.

(g)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2013

Columbia Select Smaller-Cap Value Fund

Financial Highlights (continued)

Class R4	Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31, 2013(a)
Per share data
Net asset value, beginning of period	$20.49		$15.99

Income from investment operations:

Net investment loss	(0.06)		(0.04)

Net realized and unrealized gain	3.90		4.98

Total from investment operations	3.84		4.94

Less distributions to shareholders:

Net realized gains	—		(0.44)

Total distributions to shareholders	—		(0.44)

Net asset value, end of period	$24.33		$20.49

Total return	18.74%		31.47%

Ratios to average net assets(b)

Total gross expenses	1.18	%(c)	1.27	%(c)

Total net expenses(d)	1.15	%(c)(e)	1.14	%(c)

Net investment loss	(0.56	%)(c)	(0.37	%)(c)

Supplemental data

Net assets, end of period (in thousands)	$1,181		$3

Portfolio turnover	7%		9%

Notes to Financial Highlights

(a)	For the period from November 8, 2012 (commencement of operations) to May 31, 2013.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	19

Columbia Select Smaller-Cap Value Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2013		Year Ended May 31,			Year Ended December 31,
Class R5	(Unaudited)		2013	2012(a)		2011	2010		2009		2008
Per share data
Net asset value, beginning of period	$20.35		$15.40	$14.70		$17.01	$13.35		$9.72		$16.65

Income from investment operations:

Net investment loss	(0.03)		(0.05)	(0.03)		(0.05)	(0.06)		(0.09)		(0.08)

Net realized and unrealized gain (loss)	3.86		5.44	0.73		(1.50)	3.72		3.72		(6.66)

Total from investment operations	3.83		5.39	0.70		(1.55)	3.66		3.63		(6.74)

Less distributions to shareholders:

Net realized gains	—		(0.44)	—		(0.76)	—		—		(0.19)

Total distributions to shareholders	—		(0.44)	—		(0.76)	—		—		(0.19)

Proceeds from regulatory settlements	—		—	—		—	0.00	(b)	0.00	(b)	—

Net asset value, end of period	$24.18		$20.35	$15.40		$14.70	$17.01		$13.35		$9.72

Total return	18.82%		35.60%	4.76%		(9.02%)	27.42	%(c)	37.35	%(d)	(40.82%)

Ratios to average net assets(e)

Total gross expenses	0.98	%(f)	0.98%	0.98	%(f)	0.97%	1.14%		1.51%		1.19%

Total net expenses(g)	0.98	%(f)	0.98%	0.95	%(f)	0.93%	0.93%		1.46%		1.19%

Net investment loss	(0.31	%)(f)	(0.31%)	(0.41	%)(f)	(0.28%)	(0.44%)		(0.88%)		(0.61%)

Supplemental data

Net assets, end of period (in thousands)	$535		$352	$2,145		$2,046	$2,289		$1,808		$7,405

Portfolio turnover	7%		9%	3%		18%	5%		7%		16%

Notes to Financial Highlights

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.

(b)	Rounds to zero.

(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.01%.

(d)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.

(e)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)	Annualized.

(g)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2013

Columbia Select Smaller-Cap Value Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2013		Year Ended May 31,				Year Ended December 31,
Class Z	(Unaudited)		2013		2012(a)		2011		2010(b)
Per share data
Net asset value, beginning of period	$20.28		$15.35		$14.67		$17.01		$14.61

Income from investment operations:

Net investment loss	(0.05)		(0.07)		(0.04)		(0.08)		(0.01)

Net realized and unrealized gain (loss)	3.85		5.44		0.72		(1.50)		2.41

Total from investment operations	3.80		5.37		0.68		(1.58)		2.40

Less distributions to shareholders:

Net realized gains	—		(0.44)		—		(0.76)		—

Total distributions to shareholders	—		(0.44)		—		(0.76)		—

Net asset value, end of period	$24.08		$20.28		$15.35		$14.67		$17.01

Total return	18.74%		35.59%		4.63%		(9.19%)		16.43%

Ratios to average net assets(c)

Total gross expenses	1.18	%(d)	1.26%		1.23	%(d)	1.20%		1.55	%(d)

Total net expenses(e)	1.15	%(d)(f)	1.14	%(f)	1.16	%(d)	1.19	%(f)	1.02	%(d)

Net investment loss	(0.50	%)(d)	(0.42%)		(0.62	%)(d)	(0.50%)		(0.34	%)(d)

Supplemental data

Net assets, end of period (in thousands)	$7,593		$3,467		$2,417		$1,892		$133

Portfolio turnover	7%		9%		3%		18%		5%

Notes to Financial Highlights

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.

(b)	For the period from September 27, 2010 (commencement of operations) to December 31, 2010.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	21

Columbia Select Smaller-Cap Value Fund

Notes to Financial Statements

November 30, 2013 (Unaudited)

Note 1. Organization

Columbia Select Smaller-Cap Value Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5 and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other eligible investors.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain other eligible investors.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class Z shares are not subject to sales charges and are available only to certain eligible investors, which are subject to different investment minimums.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations,

22	Semiannual Report 2013

Columbia Select Smaller-Cap Value Fund

Notes to Financial Statements (continued)

November 30, 2013 (Unaudited)

foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange traded funds (ETFs) and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on estimates made by the Fund’s management if actual information has not yet been reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the BDCs, ETFs and REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the

Semiannual Report 2013	23

Columbia Select Smaller-Cap Value Fund

Notes to Financial Statements (continued)

November 30, 2013 (Unaudited)

Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.79% to 0.70% as the Fund’s net assets increase. The annualized effective investment management fee rate for the six months ended November 30, 2013 was 0.79% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.08% to 0.05% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended November 30, 2013 was 0.08% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended November 30, 2013, other expenses paid to this company were $1,011.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class.

For the six months ended November 30, 2013, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.25%
Class B	0.25
Class C	0.25
Class K	0.05
Class R	0.25
Class R4	0.24
Class R5	0.05
Class Z	0.24

The Fund and certain other associated investment companies, have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). The lease and the Guaranty expire in January 2019.

24	Semiannual Report 2013

Columbia Select Smaller-Cap Value Fund

Notes to Financial Statements (continued)

November 30, 2013 (Unaudited)

At November 30, 2013, the Fund’s total potential future obligation over the life of the Guaranty is $114,141. The liability remaining at November 30, 2013 for non-recurring charges associated with the lease amounted to $55,891 and is recorded as a part of the payable for other expenses in the Statement of Assets and Liabilities.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’ initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2013, these minimum account balance fees reduced total expenses by $2,140.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $679,000 and $2,725,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of September 30, 2013, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were

$92,249 for Class A, $507 for Class B and $168 for Class C shares for the six months ended November 30, 2013.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

	October 1, 2013 through September 30, 2014	Prior to October 1, 2013
Class A	1.40%	1.40%
Class B	2.15	2.15
Class C	2.15	2.15
Class I	0.96	0.95
Class K	1.26	1.25
Class R	1.65	1.65
Class R4	1.15	1.15
Class R5	1.01	1.00
Class Z	1.15	1.15

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At November 30, 2013, the cost of investments for federal income tax purposes was approximately $270,168,000 and the

Semiannual Report 2013	25

Columbia Select Smaller-Cap Value Fund

Notes to Financial Statements (continued)

November 30, 2013 (Unaudited)

aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$230,035,000
Unrealized depreciation	(6,127,000)
Net unrealized appreciation	$223,908,000

The following capital loss carryforward, determined as of May 31, 2013 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2016	42,473,607
2017	24,036,256
Total	66,509,863

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund has elected to treat late-year ordinary losses of $1,273,720 at May 31, 2013 as arising on June 1, 2013.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $28,640,144 and $32,650,120, respectively, for the six months ended November 30, 2013.

Note 6. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends—affiliated issuers” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At November 30, 2013, affiliated shareholder accounts owned 14.6% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. (JPMorgan) whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum. The commitment fee is included in other expenses in the Statement of Operations.

Effective December 10, 2013, the Fund extended its revolving credit facility with JPMorgan. The credit facility agreement, as amended, continues to permit collective borrowings up to $500 million under the same terms and interest rates as described above. Effective December 10, 2013, the Fund pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended November 30, 2013.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and

26	Semiannual Report 2013

Columbia Select Smaller-Cap Value Fund

Notes to Financial Statements (continued)

November 30, 2013 (Unaudited)

ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2013	27

Columbia Select Smaller-Cap Value Fund

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28	Semiannual Report 2013

Columbia Select Smaller-Cap Value Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013	29

Columbia Select Smaller-Cap Value Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR218_05_D01_(01/14)

Semiannual Report November 30, 2013

Columbia Seligman Communications and Information Fund

President’s Message

Dear Shareholders,

A market rally led by equities

Despite threats of military action in Syria, rumblings from Iran and an impending showdown over the debt ceiling here at home, the U.S. financial markets delivered positive results in the third quarter of 2013. Stocks outperformed bonds by a substantial margin. Still, robust growth continued to elude the U.S. economy, which merely plodded along. New job growth was solid but not spectacular. Consumer spending remained steady, but the only obvious beneficiary was the auto industry. Gains in the housing market met some headwinds, as mortgage rates rose and sales slipped somewhat. Nevertheless, the recovery in housing remained intact.

The Federal Reserve (the Fed) unsettled investors with a hint that it was ready to taper its purchase of U.S. Treasury and mortgage securities. However, its failure to take any action in a September meeting rallied stocks to new highs and brought bonds back into positive territory for the quarter. Small-cap stocks were the U.S. market leaders. Growth outperformed value in a quarter dominated by the materials, industrials and consumer discretionary sectors. Developed markets led the global rally, driven by strengthening economic conditions in the eurozone. Certain emerging stock markets, including China’s, bounced back with returns in line with those of the United States. India and Indonesia were exceptions to that trend, as fears of the Fed’s tapering efforts rattled investors in both countries.

Improved risk appetites boosted fixed income

Following a weak second quarter, the fixed-income markets made up some ground in the third quarter of 2013. As yields fell, bond prices rallied enough to push returns on non-Treasury sectors into positive territory. Risk appetites improved in response to continued liquidity from the Fed. Against this backdrop, U.S. high-yield and foreign bonds led the fixed-income markets, along with mortgage-backed securities and emerging market bonds. The U.S. municipal bond market was the exception, as it slipped into negative territory in the final week of the period, pressured by heightened concerns over Puerto Rico, potential municipal bankruptcies and continued fund redemptions.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation’s largest asset managers. At the heart of our success and, most importantly, that of our investors, are highly talented industry professionals, brought together by a unique way of working. At Columbia Management, reaching our performance goals matters, and how we reach them matters just as much.

Visit columbiamanagement.com for:

>	The Columbia Management Perspectives blog, offering insights on current market events and investment opportunities

>	Detailed up-to-date fund performance and portfolio information

>	Quarterly fund commentaries

>	Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton

President, Columbia Funds

Investing involves risk including the risk of loss of principal.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2013

Columbia Seligman Communications and Information Fund

Fund Investment Manager

Columbia Management Investment

Advisers, LLC

225 Franklin Street

Boston, MA 02110

Fund Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street

Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment

Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia Seligman Communications and Information Fund

Performance Overview

(Unaudited)

Performance Summary

>	Columbia Seligman Communications and Information Fund (the Fund) Class A shares returned 7.10% excluding sales charges for the six-month period that ended November 30, 2013.

>	The Fund underperformed its benchmark, the S&P North American Technology Sector Index, which returned 13.52% for the same six-month period.

Average Annual Total Returns (%) (for period ended November 30, 2013)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	06/23/83
Excluding sales charges		7.10	19.16	18.18	9.04
Including sales charges		0.94	12.31	16.79	8.39
Class B	04/22/96
Excluding sales charges		7.10	19.09	17.45	8.29
Including sales charges		2.10	14.09	17.24	8.29
Class C	05/27/99
Excluding sales charges		6.70	18.27	17.30	8.22
Including sales charges		5.70	17.27	17.30	8.22
Class I*	08/03/09	7.34	19.69	18.61	9.24
Class K*	08/03/09	7.15	19.31	18.30	9.10
Class R	04/30/03	6.94	18.86	17.85	8.74
Class R4*	08/03/09	7.21	19.44	18.12	8.93
Class R5	11/30/01	7.31	19.63	18.64	9.51
Class Z*	09/27/10	7.21	19.46	18.40	9.14
S&P North American Technology Sector Index		13.52	30.90	22.46	7.61

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The S&P North American Technology Sector Index is an unmanaged modified capitalization-weighted index based on a universe of technology-related stocks.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2013

Columbia Seligman Communications and Information Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at November 30, 2013)
Synopsys, Inc.	10.1
Lam Research Corp.	6.9
Teradyne, Inc.	6.4
Apple, Inc.	6.3
Check Point Software Technologies Ltd.	5.6
Google, Inc., Class A	5.4
NetApp, Inc.	4.5
Broadcom Corp., Class A	4.3
QUALCOMM, Inc.	4.3
EMC Corp.	3.7

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at November 30, 2013)
Common Stocks	98.2
Consumer Discretionary	1.0
Financials	0.0	(a)
Information Technology	97.2
Convertible Preferred Stocks	0.1
Information Technology	0.1
Money Market Funds	1.7
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

(a)	Rounds to zero.

Portfolio Management

Paul Wick

Richard Parower, CFA

Ajay Diwan

Shekhar Pramanick

Sanjay Devgan

Morningstar Style Box™

The Morningstar Style Box™ is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2014 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2013	3

Columbia Seligman Communications and Information Fund

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

June 1, 2013 – November 30, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,071.00	1,017.95	7.23	7.04	1.40
Class B	1,000.00	1,000.00	1,071.00	1,017.95	7.23	7.04	1.40
Class C	1,000.00	1,000.00	1,067.00	1,014.21	11.08	10.80	2.15
Class I	1,000.00	1,000.00	1,073.40	1,020.14	4.96	4.84	0.96
Class K	1,000.00	1,000.00	1,071.50	1,018.55	6.61	6.44	1.28
Class R	1,000.00	1,000.00	1,069.40	1,016.70	8.51	8.30	1.65
Class R4	1,000.00	1,000.00	1,072.10	1,019.15	5.99	5.84	1.16
Class R5	1,000.00	1,000.00	1,073.10	1,019.80	5.32	5.19	1.03
Class Z	1,000.00	1,000.00	1,072.10	1,019.20	5.94	5.79	1.15

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

4	Semiannual Report 2013

Columbia Seligman Communications and Information Fund

Portfolio of Investments

November 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 97.2%
Issuer	Shares	Value ($)
Consumer Discretionary 0.9%
Media 0.7%

Comcast Corp., Class A	213,200	10,632,284

Twenty-First Century Fox, Inc., Class A	432,200	14,474,378

Total		25,106,662

Specialty Retail 0.2%

GameStop Corp., Class A	132,800	6,407,600

Total Consumer Discretionary		31,514,262

Financials —%
Diversified Financial Services —%

Hanei Corp.(a)(b)(c)	49,382	—

Total Financials		—

Information Technology 96.3%
Communications Equipment 6.7%

Cisco Systems, Inc.	3,988,600	84,757,750

Flashpoint Technology, Inc.(a)(b)(c)	246,914	—

Nortel Networks Corp.(d)	819	5

QUALCOMM, Inc.	1,845,926	135,823,235

Total		220,580,990

Computers & Peripherals 16.5%

Apple, Inc.	360,300	200,352,021

Electronics for Imaging, Inc.(d)(e)	2,083,880	82,521,648

EMC Corp.	4,918,800	117,313,380

NetApp, Inc.	3,447,900	142,225,875

Total		542,412,924

Electronic Equipment, Instruments & Components 0.5%

CDW Corp.	752,642	16,783,917

Internet Software & Services 5.7%

Criteo SA, ADR(d)	102,658	3,705,954

Google, Inc., Class A(d)	162,000	171,653,580

Xoom Corp.(d)	373,710	10,327,476

Total		185,687,010

IT Services 0.5%

Visa, Inc., Class A	70,900	14,425,314

Semiconductors & Semiconductor Equipment 38.5%

Advanced Micro Devices, Inc.(d)	10,197,394	37,118,514

Altera Corp.	506,000	16,318,500

Avago Technologies Ltd.	2,272,800	101,662,344

Broadcom Corp., Class A	5,159,500	137,707,055

KLA-Tencor Corp.	934,804	59,705,932

Lam Research Corp.(d)	4,257,728	221,870,206

Common Stocks (continued)
Issuer	Shares	Value ($)
Lattice Semiconductor Corp.(d)	4,305,833	23,983,490

Marvell Technology Group Ltd.	5,416,197	77,072,483

Maxim Integrated Products, Inc.	1,255,900	35,768,032

Micron Technology, Inc.(d)	566,224	11,947,326

Microsemi Corp.(d)	3,916,700	95,684,981

Skyworks Solutions, Inc.(d)	3,422,733	91,010,471

Spansion, Inc., Class A(d)(e)	4,437,223	54,977,193

Synaptics, Inc.(d)(e)	1,876,100	94,761,811

Teradyne, Inc.(d)(e)	11,986,800	204,135,204

Total		1,263,723,542

Software 27.9%

Activision Blizzard, Inc.	2,310,100	39,756,821

Check Point Software Technologies Ltd.(d)	2,891,943	178,895,594

Citrix Systems, Inc.(d)	1,505,700	89,318,124

Compuware Corp.	598,400	6,576,416

Fortinet, Inc.(d)	558,000	9,541,800

Microsoft Corp.	1,018,600	38,839,218

Nuance Communications, Inc.(d)	6,150,600	83,156,112

PTC, Inc.(d)	1,453,978	47,312,444

QLIK Technologies, Inc.(d)	161,231	4,043,673

Salesforce.com, Inc.(d)	548,600	28,576,574

SolarWinds, Inc.(d)	450,200	15,054,688

Symantec Corp.	1,042,510	23,446,050

Synopsys, Inc.(d)(e)	8,799,303	322,318,469

VMware, Inc., Class A(d)	352,200	28,397,886

Total		915,233,869

Total Information Technology		3,158,847,566

Total Common Stocks
(Cost: $2,502,815,761)		3,190,361,828

Convertible Preferred Stocks 0.1%
Information Technology 0.1%
Computers & Peripherals 0.1%

Silver Peak Systems, Inc.(a)(c)(d)	2,620,545	2,332,285

Total Information Technology		2,332,285

Total Convertible Preferred Stocks
(Cost: $10,041,774)		2,332,285

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	5

Columbia Seligman Communications and Information Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Money Market Funds 1.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.094%(e)(f)	57,163,950	57,163,950

Total Money Market Funds
(Cost: $57,163,950)		57,163,950

Total Investments
(Cost: $2,570,021,485)		3,249,858,063

Other Assets & Liabilities, Net		31,238,240

Net Assets		3,281,096,303

Notes to Portfolio of Investments

(a)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at November 30, 2013 was $2,332,285, representing 0.07% of net assets. Information concerning such security holdings at November 30, 2013 is as follows:

Security Description	Acquisition Dates	Cost ($)
Flashpoint Technology, Inc.	09/10/99	1,000,844

Hanei Corp.	09/10/99	—

Silver Peak Systems, Inc.	01/14/08	10,041,774

(b)	Negligible market value.

(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2013, the value of these securities amounted to $2,332,285, which represents 0.07% of net assets.

(d)	Non-income producing.

(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	65,081,464	377,005,176	(384,922,690)	—	57,163,950	13,713	57,163,950

Electronics For Imaging, Inc.	104,530,026	—	(74,570,661)	13,546,489	43,505,854	—	82,521,648

Spansion, Inc., Class A	58,279,801	6,094,510	—	—	64,374,311	—	54,977,193

Synaptics, Inc.*	—	82,113,729	(3,295,768)	252,561	79,070,522	—	94,761,811

Synopsys, Inc.	221,795,194	—	(13,839,493)	3,664,027	211,619,728	—	322,318,469

Teradyne, Inc.	170,772,181	20,373,021	—	—	191,145,202	—	204,135,204

Total	620,458,666	485,586,436	(476,628,612)	17,463,077	646,879,567	13,713	815,878,275

*	Issuer was not an affiliate for the entire period ended November 30, 2013.

(f)	The rate shown is the seven-day current annualized yield at November 30, 2013.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2013

Columbia Seligman Communications and Information Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Fair Value Measurements (continued)

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities

Common Stocks

Consumer Discretionary	31,514,262	—	—	31,514,262

Information Technology	3,158,847,566	—	—	3,158,847,566

Convertible Preferred Stocks

Information Technology	—	—	2,332,285	2,332,285

Total Equity Securities	3,190,361,828	—	2,332,285	3,192,694,113

Mutual Funds

Money Market Funds	57,163,950	—	—	57,163,950

Total Mutual Funds	57,163,950	—	—	57,163,950

Total	3,247,525,778	—	2,332,285	3,249,858,063

See the Portfolio of Investments for all investment classifications not indicated in the table.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	7

Columbia Seligman Communications and Information Fund

Portfolio of Investments (continued)

November 30, 2013 (Unaudited)

Fair Value Measurements (continued)

There were no transfers of financial assets between Levels 1 and 2 during the period.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain convertible preferred stock classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the Fund’s pro-rata interest in the company’s capital balance, estimated earnings of the respective company, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in the fund’s pro-rata interest would result in a change to the company’s capital balance.

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2013

Columbia Seligman Communications and Information Fund

Statement of Assets and Liabilities

November 30, 2013 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $1,923,141,918)	$2,433,979,788

Affiliated issuers (identified cost $646,879,567)	815,878,275

Total investments (identified cost $2,570,021,485)	3,249,858,063

Receivable for:

Investments sold	33,608,150

Capital shares sold	856,821

Dividends	2,664,414

Total assets	3,286,987,448

Liabilities

Payable for:

Capital shares purchased	4,416,486

Investment management fees	153,369

Distribution and/or service fees	68,743

Transfer agent fees	563,653

Administration fees	9,252

Plan administration fees	201

Compensation of board members	99,444

Other expenses	579,997

Total liabilities	5,891,145

Net assets applicable to outstanding capital stock	$3,281,096,303

Represented by

Paid-in capital	$2,512,357,450

Excess of distributions over net investment income	(22,161,639)

Accumulated net realized gain	111,063,914

Unrealized appreciation (depreciation) on:

Investments — unaffiliated issuers	510,837,870

Investments — affiliated issuers	168,998,708

Total — representing net assets applicable to outstanding capital stock	$3,281,096,303

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	9

Columbia Seligman Communications and Information Fund

Statement of Assets and Liabilities (continued)

November 30, 2013 (Unaudited)

Class A

Net assets	$2,373,453,519

Shares outstanding	49,215,959

Net asset value per share	$48.23

Maximum offering price per share(a)	$51.17

Class B

Net assets	$31,427,152

Shares outstanding	817,195

Net asset value per share	$38.46

Class C

Net assets	$631,069,057

Shares outstanding	16,507,812

Net asset value per share	$38.23

Class I

Net assets	$7,433

Shares outstanding	145

Net asset value per share(b)	$51.20

Class K

Net assets	$951,293

Shares outstanding	18,842

Net asset value per share	$50.49

Class R

Net assets	$42,165,612

Shares outstanding	902,431

Net asset value per share	$46.72

Class R4

Net assets	$1,289,253

Shares outstanding	27,283

Net asset value per share(b)	$47.26

Class R5

Net assets	$24,668,209

Shares outstanding	482,870

Net asset value per share	$51.09

Class Z

Net assets	$176,064,775

Shares outstanding	3,454,925

Net asset value per share	$50.96

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

(b)	Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2013

Columbia Seligman Communications and Information Fund

Statement of Operations

Six Months Ended November 30, 2013 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$15,750,848
Dividends — affiliated issuers	13,713

Total income	15,764,561

Expenses:
Investment management fees	14,027,708
Distribution and/or service fees
Class A	2,980,422
Class B	170,960
Class C	3,141,828
Class R	103,298
Transfer agent fees
Class A	2,150,608
Class B	30,829
Class C	566,796
Class K	244
Class R	37,268
Class R4	1,656
Class R5	5,203
Class Z	162,399
Administration fees	845,359
Plan administration fees
Class K	1,222
Compensation of board members	38,419
Custodian fees	14,047
Printing and postage fees	918,185
Registration fees	67,254
Professional fees	30,781
Line of credit interest expense	591
Other	108,993

Total expenses	25,404,070
Fees waived by Distributor — Class B	(128,220)
Expense reductions	(28,866)

Total net expenses	25,246,984

Net investment loss	(9,482,423)

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	180,658,819
Investments — affiliated issuers	17,463,077
Foreign currency translations	945

Net realized gain	198,122,841
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	15,087,943
Investments — affiliated issuers	19,718,096

Net change in unrealized appreciation (depreciation)	34,806,039

Net realized and unrealized gain	232,928,880

Net increase in net assets resulting from operations	$223,446,457

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	11

Columbia Seligman Communications and Information Fund

Statement of Changes in Net Assets

	Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013
Operations

Net investment loss	$(9,482,423)	$(27,382,803)

Net realized gain (loss)	198,122,841	(63,623,448)

Net change in unrealized appreciation (depreciation)	34,806,039	463,433,809

Net increase in net assets resulting from operations	223,446,457	372,427,558

Distributions to shareholders

Net realized gains

Class A	—	(150,258,720)

Class B	—	(3,104,768)

Class C	—	(48,430,176)

Class I	—	(394)

Class K	—	(57,845)

Class R	—	(2,611,619)

Class R4	—	(1,670)

Class R5	—	(868,235)

Class Z	—	(11,376,520)

Total distributions to shareholders	—	(216,709,947)

Increase (decrease) in net assets from capital stock activity	(265,140,021)	(421,713,433)

Total decrease in net assets	(41,693,564)	(265,995,822)

Net assets at beginning of period	3,322,789,867	3,588,785,689

Net assets at end of period	$3,281,096,303	$3,322,789,867

Excess of distributions over net investment income	$(22,161,639)	$(12,679,216)

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2013

Columbia Seligman Communications and Information Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31, 2013
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class A shares

Subscriptions(a)	1,123,393	52,149,423	3,873,710	167,414,137

Distributions reinvested	—	—	3,222,429	133,515,104

Redemptions	(5,464,645)	(253,914,368)	(13,556,291)	(585,661,223)

Net decrease	(4,341,252)	(201,764,945)	(6,460,152)	(284,731,982)

Class B shares

Subscriptions	2,216	83,174	26,658	900,672

Distributions reinvested	—	—	72,446	2,394,512

Redemptions(a)	(213,036)	(7,909,225)	(486,348)	(16,963,254)

Net decrease	(210,820)	(7,826,051)	(387,244)	(13,668,070)

Class C shares

Subscriptions	225,825	8,286,602	1,081,387	37,396,684

Distributions reinvested	—	—	1,179,357	39,015,954

Redemptions	(1,388,946)	(51,143,486)	(3,738,953)	(129,823,928)

Net decrease	(1,163,121)	(42,856,884)	(1,478,209)	(53,411,290)

Class K shares

Subscriptions	775	37,365	3,206	145,987

Distributions reinvested	—	—	1,326	57,450

Redemptions	(2,505)	(122,727)	(10,191)	(467,663)

Net decrease	(1,730)	(85,362)	(5,659)	(264,226)

Class R shares

Subscriptions	116,921	5,226,069	362,484	15,172,562

Distributions reinvested	—	—	53,435	2,150,392

Redemptions	(153,007)	(6,879,058)	(478,486)	(20,110,184)

Net decrease	(36,086)	(1,652,989)	(62,567)	(2,787,230)

Class R4 shares

Subscriptions	64,192	2,928,453	13,170	566,262

Distributions reinvested	—	—	31	1,254

Redemptions	(50,242)	(2,343,274)	(488)	(20,426)

Net increase	13,950	585,179	12,713	547,090

Class R5 shares

Subscriptions	215,605	10,577,302	100,858	4,607,578

Distributions reinvested	—	—	8,649	378,241

Redemptions	(97,431)	(4,794,346)	(146,464)	(6,863,051)

Net increase (decrease)	118,174	5,782,956	(36,957)	(1,877,232)

Class Z shares

Subscriptions	402,868	19,789,599	1,375,854	62,498,387

Distributions reinvested	—	—	163,420	7,138,665

Redemptions	(754,677)	(37,111,524)	(2,970,577)	(135,157,545)

Net decrease	(351,809)	(17,321,925)	(1,431,303)	(65,520,493)

Total net decrease	(5,972,694)	(265,140,021)	(9,849,378)	(421,713,433)

(a)	Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	13

Columbia Seligman Communications and Information Fund

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended November 30, 2013		Year Ended May 31,				Year Ended December 31,
Class A	(Unaudited)		2013		2012(a)		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$45.03		$42.89		$40.80		$44.71		$38.78		$24.25		$38.20

Income from investment operations:

Net investment loss	(0.10)		(0.29)		(0.14)		(0.29)		(0.29)		(0.37)		(0.36)

Net realized and unrealized gain (loss)	3.30		5.15		2.17		(1.88)		6.20		14.81		(13.59)

Increase from payments by affiliate	—		—		—		0.01		0.01		—		—

Total from investment operations	3.20		4.86		2.03		(2.16)		5.92		14.44		(13.95)

Less distributions to shareholders:

Net realized gains	—		(2.72)		—		(1.75)		—		—		—

Total distributions to shareholders	—		(2.72)		—		(1.75)		—		—		—

Proceeds from regulatory settlements	—		—		0.06		—		0.01		0.09		—

Net asset value, end of period	$48.23		$45.03		$42.89		$40.80		$44.71		$38.78		$24.25

Total return	7.10%		11.87%		5.12	%(b)	(4.86	%)(c)	15.29	%(d)(e)	59.92	%(f)	(36.52%)

Ratios to average net assets(g)

Total gross expenses	1.40	%(h)(i)	1.37	%(i)	1.34	%(h)	1.35	%(i)	1.36%		1.61%		1.52%

Total net expenses(j)	1.40	%(h)(i)(k)	1.37	%(i)(k)	1.34	%(h)	1.35	%(i)(k)	1.36%		1.61%		1.52%

Net investment loss	(0.45	%)(h)	(0.66%)		(0.72	%)(h)	(0.65%)		(0.72%)		(1.18%)		(1.12%)

Supplemental data

Net assets, end of period (in thousands)	$2,373,454		$2,411,838		$2,573,957		$2,536,229		$3,066,071		$2,788,834		$1,642,388

Portfolio turnover	22%		61%		38%		66%		105%		150%		133%

Notes to Financial Highlights

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.12%.

(c)	The Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.01%.

(d)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.

(e)	The Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.03%.

(f)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.36%.

(g)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(h)	Annualized.

(i)	Ratios include line of credit interest expense which rounds to less than 0.01%.

(j)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(k)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2013

Columbia Seligman Communications and Information Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2013		Year Ended May 31,				Year Ended December 31,
Class B	(Unaudited)		2013		2012(a)		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$35.91		$34.89		$33.29		$37.09		$32.42		$20.43		$32.42

Income from investment operations:

Net investment loss	(0.08)		(0.39)		(0.23)		(0.52)		(0.49)		(0.51)		(0.52)

Net realized and unrealized gain (loss)	2.63		4.13		1.78		(1.53)		5.14		12.42		(11.47)

Increase from payments by affiliate	—		—		—		0.00	(b)	0.01		—		—

Total from investment operations	2.55		3.74		1.55		(2.05)		4.66		11.91		(11.99)

Less distributions to shareholders:

Net realized gains	—		(2.72)		—		(1.75)		—		—		—

Total distributions to shareholders	—		(2.72)		—		(1.75)		—		—		—

Proceeds from regulatory settlements	—		—		0.05		—		0.01		0.08		—

Net asset value, end of period	$38.46		$35.91		$34.89		$33.29		$37.09		$32.42		$20.43

Total return	7.10%		11.39%		4.81	%(c)	(5.57	%)(d)	14.40	%(e)(f)	58.69	%(g)	(36.98%)

Ratios to average net assets(h)

Total gross expenses	2.15	%(i)(j)	2.12	%(j)	2.10	%(i)	2.10	%(j)	2.11%		2.39%		2.27%

Total net expenses(k)	1.40	%(i)(j)(l)	1.83	%(j)(l)	2.10	%(i)	2.10	%(j)(l)	2.11%		2.39%		2.27%

Net investment loss	(0.44	%)(i)	(1.13%)		(1.47	%)(i)	(1.40%)		(1.48%)		(1.97%)		(1.87%)

Supplemental data

Net assets, end of period (in thousands)	$31,427		$36,917		$49,373		$54,282		$85,897		$106,646		$94,086

Portfolio turnover	22%		61%		38%		66%		105%		150%		133%

Notes to Financial Highlights

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.

(b)	Rounds to zero.

(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.12%.

(d)	The Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.01%.

(e)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.

(f)	The Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.03%.

(g)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.36%.

(h)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(i)	Annualized.

(j)	Ratios include line of credit interest expense which rounds to less than 0.01%.

(k)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(l)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	15

Columbia Seligman Communications and Information Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2013		Year Ended May 31,				Year Ended December 31,
Class C	(Unaudited)		2013		2012(a)		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$35.83		$34.91		$33.32		$37.12		$32.44		$20.44		$32.43

Income from investment operations:

Net investment loss	(0.22)		(0.49)		(0.23)		(0.51)		(0.49)		(0.51)		(0.50)

Net realized and unrealized gain (loss)	2.62		4.13		1.77		(1.54)		5.15		12.43		(11.49)

Increase from payments by affiliate	—		—		—		0.00	(b)	0.01		—		—

Total from investment operations	2.40		3.64		1.54		(2.05)		4.67		11.92		(11.99)

Less distributions to shareholders:

Net realized gains	—		(2.72)		—		(1.75)		—		—		—

Total distributions to shareholders	—		(2.72)		—		(1.75)		—		—		—

Proceeds from regulatory settlements	—		—		0.05		—		0.01		0.08		—

Net asset value, end of period	$38.23		$35.83		$34.91		$33.32		$37.12		$32.44		$20.44

Total return	6.70%		11.06%		4.77	%(c)	(5.56	%)(d)	14.43	%(e)(f)	58.71	%(g)	(36.97%)

Ratios to average net assets(h)

Total gross expenses	2.15	%(i)(j)	2.12	%(j)	2.09	%(i)	2.10	%(j)	2.11%		2.36%		2.27%

Total net expenses(k)	2.15	%(i)(j)(l)	2.12	%(j)(l)	2.09	%(i)	2.10	%(j)(l)	2.11%		2.36%		2.27%

Net investment loss	(1.20	%)(i)	(1.41%)		(1.47	%)(i)	(1.40%)		(1.48%)		(1.94%)		(1.87%)

Supplemental data

Net assets, end of period (in thousands)	$631,069		$633,180		$668,588		$670,843		$767,800		$694,889		$447,159

Portfolio turnover	22%		61%		38%		66%		105%		150%		133%

Notes to Financial Highlights

(a)	For the period from January 1 ,2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.

(b)	Rounds to zero.

(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.12%.

(d)	The Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.01%.

(e)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.

(f)	The Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.03%.

(g)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.36%.

(h)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(i)	Annualized.

(j)	Ratios include line of credit interest expense which rounds to less than 0.01%.

(k)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(l)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2013

Columbia Seligman Communications and Information Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2013		Year Ended May 31,				Year Ended December 31,
Class I	(Unaudited)		2013		2012(a)		2011		2010		2009(b)
Per share data
Net asset value, beginning of period	$47.70		$45.08		$42.82		$46.62		$40.29		$34.44

Income from investment operations:

Net investment income (loss)	(0.00	)(c)	(0.11)		(0.06)		(0.20)		(0.13)		(0.08)

Net realized and unrealized gain (loss)	3.50		5.45		2.26		(1.86)		6.44		5.93

Increase from payments by affiliate	—		—		—		0.01		0.01		—

Total from investment operations	3.50		5.34		2.20		(2.05)		6.32		5.85

Less distributions to shareholders:

Net realized gains	—		(2.72)		—		(1.75)		—		—

Total distributions to shareholders	—		(2.72)		—		(1.75)		—		—

Proceeds from regulatory settlements	—		—		0.06		—		0.01		—

Net asset value, end of period	$51.20		$47.70		$45.08		$42.82		$46.62		$40.29

Total return	7.34%		12.37%		5.28	%(d)	(4.43	%)(e)	15.71	%(f)(g)	16.99%

Ratios to average net assets(h)

Total gross expenses	0.96	%(i)(j)	0.94	%(j)	0.92	%(i)	0.90	%(j)	0.96%		1.00	%(i)

Total net expenses(k)	0.96	%(i)(j)	0.94	%(j)	0.92	%(i)	0.90	%(j)	0.96%		1.00	%(i)

Net investment loss	(0.01	%)(i)	(0.23%)		(0.30	%)(i)	(0.41%)		(0.31%)		(0.50	%)(i)

Supplemental data

Net assets, end of period (in thousands)	$7		$7		$7		$6		$55,590		$39,507

Portfolio turnover	22%		61%		38%		66%		105%		150%

Notes to Financial Highlights

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.

(b)	For the period from August 3, 2009 (commencement of operations) to December 31, 2009.

(c)	Rounds to zero.

(d)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.12%.

(e)	The Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.01%.

(f)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.

(g)	The Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.03%.

(h)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(i)	Annualized.

(j)	Ratios include line of credit interest expense which rounds to less than 0.01%.

(k)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	17

Columbia Seligman Communications and Information Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2013		Year Ended May 31,				Year Ended December 31,
Class K	(Unaudited)		2013		2012(a)		2011		2010		2009(b)
Per share data
Net asset value, beginning of period	$47.12		$44.69		$42.50		$46.42		$40.24		$34.44

Income from investment operations:

Net investment loss	(0.08)		(0.24)		(0.12)		(0.25)		(0.24)		(0.12)

Net realized and unrealized gain (loss)	3.45		5.39		2.25		(1.93)		6.40		5.92

Increase from payments by affiliate	—		—		—		0.01		0.01		—

Total from investment operations	3.37		5.15		2.13		(2.17)		6.17		5.80

Less distributions to shareholders:

Net realized gains	—		(2.72)		—		(1.75)		—		—

Total distributions to shareholders	—		(2.72)		—		(1.75)		—		—

Proceeds from regulatory settlements	—		—		0.06		—		0.01		—

Net asset value, end of period	$50.49		$47.12		$44.69		$42.50		$46.42		$40.24

Total return	7.15%		12.04%		5.15	%(c)	(4.71	%)(d)	15.36	%(e)(f)	16.84%

Ratios to average net assets(g)

Total gross expenses	1.28	%(h)(i)	1.24	%(i)	1.23	%(h)	1.23	%(i)	1.26%		1.28	%(h)

Total net expenses(j)	1.28	%(h)(i)	1.24	%(i)	1.23	%(h)	1.23	%(i)	1.26%		1.28	%(h)

Net investment loss	(0.32	%)(h)	(0.53%)		(0.60	%)(h)	(0.54%)		(0.58%)		(0.76	%)(h)

Supplemental data

Net assets, end of period (in thousands)	$951		$969		$1,172		$1,061		$507		$8

Portfolio turnover	22%		61%		38%		66%		105%		150%

Notes to Financial Highlights

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.

(b)	For the period from August 3, 2009 (commencement of operations) to December 31, 2009.

(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.12%.

(d)	The Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.01%.

(e)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.

(f)	The Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.03%.

(g)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(h)	Annualized.

(i)	Ratios include line of credit interest expense which rounds to less than 0.01%.

(j)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2013

Columbia Seligman Communications and Information Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2013		Year Ended May 31,				Year Ended December 31,
Class R	(Unaudited)		2013		2012(a)		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$43.69		$41.78		$39.79		$43.75		$38.09		$23.89		$37.73

Income from investment operations:

Net investment loss	(0.16)		(0.39)		(0.18)		(0.39)		(0.41)		(0.46)		(0.43)

Net realized and unrealized gain (loss)	3.19		5.02		2.12		(1.83)		6.05		14.57		(13.41)

Increase from payments by affiliate	—		—		—		0.01		0.01		—		—

Total from investment operations	3.03		4.63		1.94		(2.21)		5.65		14.11		(13.84)

Less distributions to shareholders:

Net realized gains	—		(2.72)		—		(1.75)		—		—		—

Total distributions to shareholders	—		(2.72)		—		(1.75)		—		—		—

Proceeds from regulatory settlements	—		—		0.05		—		0.01		0.09		—

Net asset value, end of period	$46.72		$43.69		$41.78		$39.79		$43.75		$38.09		$23.89

Total return	6.94%		11.63%		5.00	%(b)	(5.08	%)(c)	14.86	%(d)(e)	59.44	%(f)	(36.68%)

Ratios to average net assets(g)

Total gross expenses	1.65	%(h)(i)	1.62	%(i)	1.59	%(h)	1.60	%(i)	1.70%		1.93%		1.77%

Total net expenses(j)	1.65	%(h)(i)(k)	1.62	%(i)(k)	1.59	%(h)	1.60	%(i)(k)	1.70%		1.93%		1.77%

Net investment loss	(0.70	%)(h)	(0.92%)		(0.98	%)(h)	(0.90%)		(1.06%)		(1.50%)		(1.37%)

Supplemental data

Net assets, end of period (in thousands)	$42,166		$41,000		$41,829		$43,815		$47,554		$37,012		$19,695

Portfolio turnover	22%		61%		38%		66%		105%		150%		133%

Notes to Financial Highlights

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.12%.

(c)	The Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.01%.

(d)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.

(e)	The Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.03%.

(f)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.36%.

(g)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(h)	Annualized.

(i)	Ratios include line of credit interest expense which rounds to less than 0.01%.

(j)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(k)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	19

Columbia Seligman Communications and Information Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2013		Year Ended May 31,				Year Ended December 31,
Class R4	(Unaudited)		2013		2012(a)		2011		2010		2009(b)
Per share data
Net asset value, beginning of period	$44.08		$42.00		$39.98		$43.89		$38.13		$32.67

Income from investment operations:

Net investment loss	(0.07)		(0.30)		(0.16)		(0.38)		(0.35)		(0.16)

Net realized and unrealized gain (loss)	3.25		5.10		2.13		(1.79)		6.09		5.62

Increase from payments by affiliate	—		—		—		0.01		0.01		—

Total from investment operations	3.18		4.80		1.97		(2.16)		5.75		5.46

Less distributions to shareholders:

Net realized gains	—		(2.72)		—		(1.75)		—		—

Total distributions to shareholders	—		(2.72)		—		(1.75)		—		—

Proceeds from regulatory settlements	—		—		0.05		—		0.01		—

Net asset value, end of period	$47.26		$44.08		$42.00		$39.98		$43.89		$38.13

Total return	7.21%		11.99%		5.05	%(c)	(4.95	%)(d)	15.11	%(e)(f)	16.71%

Ratios to average net assets(g)

Total gross expenses	1.16	%(h)(i)	1.22	%(i)	1.48	%(h)	1.47	%(i)	1.51%		1.54	%(h)

Total net expenses(j)	1.16	%(h)(i)(k)	1.22	%(i)	1.48	%(h)	1.47	%(i)	1.51%		1.54	%(h)

Net investment loss	(0.30	%)(h)	(0.71%)		(0.85	%)(h)	(0.85%)		(0.90%)		(1.08	%)(h)

Supplemental data

Net assets, end of period (in thousands)	$1,289		$588		$26		$23		$96		$16

Portfolio turnover	22%		61%		38%		66%		105%		150%

Notes to Financial Highlights

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.

(b)	For the period from August 3, 2009 (commencement of operations) to December 31, 2009.

(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.12%.

(d)	The Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.01%.

(e)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.

(f)	The Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.03%.

(g)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(h)	Annualized.

(i)	Ratios include line of credit interest expense which rounds to less than 0.01%.

(j)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(k)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2013

Columbia Seligman Communications and Information Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2013		Year Ended May 31,				Year Ended December 31,
Class R5	(Unaudited)		2013		2012(a)		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$47.61		$45.03		$42.77		$46.60		$40.28		$25.08		$39.32

Income from investment operations:

Net investment loss	(0.02)		(0.13)		(0.07)		(0.12)		(0.15)		(0.27)		(0.21)

Net realized and unrealized gain (loss)	3.50		5.43		2.27		(1.97)		6.45		15.38		(14.03)

Increase from payments by affiliate	—		—		—		0.01		0.01		—		—

Total from investment operations	3.48		5.30		2.20		(2.08)		6.31		15.11		(14.24)

Less distributions to shareholders:

Net realized gains	—		(2.72)		—		(1.75)		—		—		—

Total distributions to shareholders	—		(2.72)		—		(1.75)		—		—		—

Proceeds from regulatory settlements	—		—		0.06		—		0.01		0.09		—

Net asset value, end of period	$51.09		$47.61		$45.03		$42.77		$46.60		$40.28		$25.08

Total return	7.31%		12.29%		5.28	%(b)	(4.49	%)(c)	15.69	%(d)(e)	60.60	%(f)	(36.22%)

Ratios to average net assets(g)

Total gross expenses	1.03	%(h)(i)	0.99	%(i)	0.98	%(h)	0.97	%(i)	1.00%		1.27%		1.04%

Total net expenses(j)	1.03	%(h)(i)	0.99	%(i)	0.98	%(h)	0.97	%(i)	1.00%		1.27%		1.04%

Net investment loss	(0.07	%)(h)	(0.28%)		(0.35	%)(h)	(0.27%)		(0.37%)		(0.87%)		(0.64%)

Supplemental data

Net assets, end of period (in thousands)	$24,668		$17,365		$18,085		$16,922		$18,414		$14,853		$20,164

Portfolio turnover	22%		61%		38%		66%		105%		150%		133%

Notes to Financial Highlights

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.12%.

(c)	The Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.01%.

(d)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.

(e)	The Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.03%.

(f)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.36%.

(g)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(h)	Annualized.

(i)	Ratios include line of credit interest expense which rounds to less than 0.01%.

(j)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	21

Columbia Seligman Communications and Information Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2013		Year Ended May 31,				Year Ended December 31,
Class Z	(Unaudited)		2013		2012(a)		2011		2010(b)
Per share data
Net asset value, beginning of period	$47.53		$45.01		$42.77		$46.62		$41.62

Income from investment operations:

Net investment income (loss)	(0.05)		(0.19)		(0.09)		(0.15)		(0.06)

Net realized and unrealized gain (loss)	3.48		5.43		2.27		(1.96)		5.05

Increase from payments by affiliate	—		—		—		0.01		0.01

Total from investment operations	3.43		5.24		2.18		(2.10)		5.00

Less distributions to shareholders:

Net realized gains	—		(2.72)		—		(1.75)		—

Total distributions to shareholders	—		(2.72)		—		(1.75)		—

Proceeds from regulatory settlements	—		—		0.06		—		—

Net asset value, end of period	$50.96		$47.53		$45.01		$42.77		$46.62

Total return	7.21%		12.16%		5.24	%(c)	(4.53	%)(d)	12.01	%(e)

Ratios to average net assets(f)

Total gross expenses	1.15	%(g)(h)	1.12	%(h)	1.09	%(g)	1.09	%(h)	1.13	%(g)

Total net expenses(i)	1.15	%(g)(h)(j)	1.12	%(h)(j)	1.09	%(g)	1.09	%(h)(j)	1.13	%(g)

Net investment income (loss)	(0.20	%)(g)	(0.41%)		(0.45	%)(g)	(0.33%)		(0.50	%)(g)

Supplemental data

Net assets, end of period (in thousands)	$176,065		$180,926		$235,749		$148,571		$679

Portfolio turnover	22%		61%		38%		66%		105%

Notes to Financial Highlights

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.

(b)	For the period from September 27, 2010 (commencement of operations) to December 31, 2010.

(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.12%.

(d)	The Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.01%.

(e)	The Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.03%.

(f)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(g)	Annualized.

(h)	Ratios include line of credit interest expense which rounds to less than 0.01%.

(i)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(j)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

22	Semiannual Report 2013

Columbia Seligman Communications and Information Fund

Notes to Financial Statements

November 30, 2013 (Unaudited)

Note 1. Organization

Columbia Seligman Communications and Information Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5 and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other eligible investors.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain other eligible investors.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class Z shares are not subject to sales charges and are available only to certain eligible investors, which are subject to different investment minimums.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations,

Semiannual Report 2013	23

Columbia Seligman Communications and Information Fund

Notes to Financial Statements (continued)

November 30, 2013 (Unaudited)

foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified

24	Semiannual Report 2013

Columbia Seligman Communications and Information Fund

Notes to Financial Statements (continued)

November 30, 2013 (Unaudited)

against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.855% to 0.725% as the Fund’s net assets increase. The annualized effective investment management fee rate for the six months ended November 30, 2013 was 0.852% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.06% to 0.03% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended November 30, 2013 was 0.05% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended November 30, 2013, other expenses paid to this company were $3,579.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class.

For the six months ended November 30, 2013, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.18%
Class B	0.18
Class C	0.18
Class K	0.05
Class R	0.18
Class R4	0.18
Class R5	0.05
Class Z	0.18

The Fund and certain other associated investment companies, have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former

Semiannual Report 2013	25

Columbia Seligman Communications and Information Fund

Notes to Financial Statements (continued)

November 30, 2013 (Unaudited)

transfer agent, including the payment of rent by SDC (the Guaranty). The lease and the Guaranty expire in January 2019. At November 30, 2013, the Fund’s total potential future obligation over the life of the Guaranty is $2,464,848. The liability remaining at November 30, 2013 for non-recurring charges associated with the lease amounted to $1,207,090 and is recorded as a part of the payable for other expenses in the Statement of Assets and Liabilities.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’ initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2013, these minimum account balance fees reduced total expenses by $28,866.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses. The Distributor has voluntarily agreed to waive 0.75% of the distribution fee for Class B shares. This arrangement may be modified or terminated by the Distributor at any time.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $20,954,000 for Class C shares. These amounts are based on the most recent information available as of September 30, 2013, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $365,722 for Class A, $20,273 for Class B, and $7,870 for Class C shares for the six months ended November 30, 2013.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

	October 1, 2013 through September 30, 2014	Prior to October 1, 2013
Class A	1.45%	1.51%
Class B	2.20	2.26
Class C	2.20	2.26
Class I	1.07	1.13
Class K	1.37	1.43
Class R	1.70	1.76
Class R4	1.20	1.26
Class R5	1.12	1.18
Class Z	1.20	1.26

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties. Class B distribution fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement.

26	Semiannual Report 2013

Columbia Seligman Communications and Information Fund

Notes to Financial Statements (continued)

November 30, 2013 (Unaudited)

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At November 30, 2013, the cost of investments for federal income tax purposes was approximately $2,570,021,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$785,946,000
Unrealized depreciation	(106,109,000)
Net unrealized appreciation	$679,837,000

The following capital loss carryforward, determined as of May 31, 2013, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
Unlimited short-term	27,509,925
Unlimited long-term	39,588,936
Total	67,098,861

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. As of May 31, 2013, the Fund will elect to treat late year ordinary losses of $12,369,364 as arising on June 1, 2013.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $714,335,715 and $1,049,600,094, respectively, for the six months ended November 30, 2013.

Note 6. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends — affiliated issuers” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At November 30, 2013, one unaffiliated shareholder account owned 12.8% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. (JPMorgan) whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum. The commitment fee is included in other expenses in the Statement of Operations.

Effective December 10, 2013, the Fund extended its revolving credit facility with JPMorgan. The credit facility agreement, as amended, continues to permit collective borrowings up to $500 million under the same terms and interest rates as described above. Effective December 10, 2013, the Fund pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum.

For the six months ended November 30, 2013, the average daily loan balance outstanding on days when borrowing existed was $6,000,000 at a weighted average interest rate of 1.18%. Interest expense incurred by the Fund is recorded as interest expense in the Statement of Operations.

Note 9. Significant Risks

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Semiannual Report 2013	27

Columbia Seligman Communications and Information Fund

Notes to Financial Statements (continued)

November 30, 2013 (Unaudited)

Technology and Technology-related Investment Risk

Sector risk occurs when a fund invests a significant portion of its assets in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making a fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The Fund may be more susceptible to the particular risks that may affect companies in the technology-related sectors than if it were invested in a wider variety of companies in unrelated sectors.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

28	Semiannual Report 2013

Columbia Seligman Communications and Information Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013	29

Columbia Seligman Communications and Information Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR219_05_D01_(01/14)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)         The registrant’s “Schedule I — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	January 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	January 21, 2014

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	January 21, 2014